As filed with the Securities and Exchange Commission on February 26, 2009
1933 Act File No. 02-90946
1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT of 1933     ☐
POST-EFFECTIVE AMENDMENT NO. 139      ☒

REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940     ☐
AMENDMENT NO. 142     ☒

EATON VANCE MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on March 1, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Boston Income Portfolio, Cash Management Portfolio, Dividend Income Portfolio, Emerging Markets Local Income
Portfolio, Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income
Opportunities Portfolio, International Equity Portfolio, International Income Portfolio, Investment Portfolio, Senior
Debt Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed
Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-
Managed Value Portfolio have also executed this Registration Statement.

Eaton Vance Cash Management Fund Eaton Vance Money Market Fund Diversified money market mutual funds

Prospectus Dated ^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summaries	2	Sales Charges	^8
Investment Objectives & Principal Policies and Risks	5	Redeeming Shares	^9
Management and Organization	^6	Shareholder Account Features	^10
Valuing Shares	6	Tax Information	^12
Purchasing Shares	^7	Financial Highlights	^13

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries ^

Investment Objective and Principal Strategies. Each Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity.

The Funds currently invest their assets in a ^separately diversified registered investment company (Cash Management Portfolio, referred to herein as the “Portfolio”) with the same objective and policies managed by an affiliate of Eaton ^Vance Management. Permissible investments include various types of high quality, U.S. dollar denominated money market instruments of domestic and foreign issuers, such as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and high-quality, short-term obligations issued by banks and corporations. The Portfolio may invest significantly in securities issued by various U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

Principal Risk Factors. Each Fund’s yield will change as the short-term securities in ^the Portfolio mature and the proceeds are reinvested in securities with different interest rates.

In addition, certain events could reduce a Fund’s income level and/or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic and/or foreign issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty in a portfolio transaction.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a Fund.

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Performance Information. The following bar charts and table provide information about the Funds’ performance. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The returns in the bar charts are for each of the past ten calendar years through ^December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

^ Cash Management Fund^

During the ten years ended December 31, ^2008, the Fund’s highest quarterly total return was 1.49% for the quarter ended September 30, 2000, and its lowest quarterly return was 0.06% for the quarter ended June 30, 2004. The Fund’s annualized current and effective yields for the seven-day period ended October 31, ^2008 were ^1.^67% and ^1.^68%, respectively. For the seven-day period ended February 20, 2009, such yields were 0.00%. The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-^262-^1122. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

^ ^Money Market Fund

During the ten years ended December 31, ^2008, the Fund’s highest quarterly total return was 1.44% for the quarter ended December 31, 2000, and its lowest quarterly return was 0.00% for the quarter ended September 30, 2004. The Fund’s annualized current and effective yields for the seven-day period ended October 31, ^2008 were ^0.^82%. ^For the seven-day period ended February 20, 2009, such yields were 0.^00%^. The Fund’s investment adviser has voluntarily undertaken to reimburse expenses or waive fees to the extent necessary to maintain a yield of not less than zero. This undertaking may be withdrawn at any time and is subject to recoupment. For current yield information call 1-800-^262-^1122. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher.

Average Annual Total Return as of ^December 31, 2008	One Year	Five Years	Ten Years

Cash Management Fund	^2.^40%	2.^93%	^2.^96%
Money Market Fund	–^3.^54%	1.^63%	2.^09%
The returns for the Money Market Fund reflect the applicable sales charge.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

^
Shareholder Fees	Cash Management	Money Market	Annual Fund Operating Expenses	Cash Management	Money Market
(fees paid directly from your investment)	Fund	Fund	(expenses that are deducted from Fund and Portfolio assets)	Fund	Fund

Maximum Sales Charge (Load)	None	None	Management Fees	0.48%	0.48%
Maximum Deferred Sales Charge (Load)(as a percentage			Distribution and Service (12b-1) Fees	None	0.85%
of the lower of net asset value at time of purchase or time			Other Expenses	0.10%	0.21%
of redemption)	None	5.00%
			Total Annual Fund Operating Expenses	0.58%	1.54%
Maximum Sales Charge Imposed on Reinvested
Distributions	None	None

^

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Fund	$^59	$^186	$ ^324	$ ^726
Money Market Fund	$^657	$^886	$1,^039	$1,^834
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years

Cash Management Fund	$^59	$^186	$^324	$ ^726
Money Market Fund	$^157	$^486	$^839	$1,^834

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Investment Objectives & Principal Policies and Risks

Each Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Each Fund currently seeks to meet its investment objective by investing in Cash Management Portfolio, a separate open-end investment company that has the same objective and policies. Each Fund’s investment objective and policies may be changed by the Trustees without shareholder approval; as a matter of policy, however, the Trustees would not materially change the investment objective of a Fund without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in a Fund’s investment objective. Each Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance it will be able to do so.

The Portfolio invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, the Portfolio may also invest in high-grade short-term obligations other than prime commercial paper as well as certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. The Portfolio may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Such investments involve special risks. These include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, interest limitations or other governmental restrictions which might affect payment of principal and interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Portfolio does not limit the amount of its assets which can be invested in one type of instrument or in any foreign country.

The Portfolio will invest only in U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk, and that are (i) short-term obligations rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services (or if only one rating service has rated the security, by that service), or (ii) unrated securities determined by the investment adviser to be of comparable quality. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio will not invest more than 5% (determined at the time of investment) of its total assets in securities rated in the second highest short-term rating category or comparable unrated securities. Subject to the policies of Rule 2a-7 under the Investment Company Act of 1940, the Portfolio does not intend to purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer.

Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what ^its investment ^adviser believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market. If Fund expenses exceed income, Fund shareholders will not receive distributions.

The Portfolio may purchase securities on a when-issued basis and for future delivery by means of “forward commitments”, for which segregated accounts are used when required. The Portfolio may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk if the counterparty should default on its obligations or if the Portfolio is delayed or prevented from recovering the collateral.

Each Fund participates in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of Treasury ("U.S. Treasury"). Under the Program, amounts of Fund shares owned by shareholders as of the close of business on September 19, 2008 are guaranteed by the U.S. Treasury against loss in the event (i) the Fund’s market-based net asset value falls below $0.995 per share (i.e., rounds to less than $1.00 per share) and (ii) the Fund subsequently liquidates (the "guarantee event"). Upon such event, Fund shareholders who have continuously maintained a Fund account from September 19, 2008 until the guarantee event would be eligible to receive from the U.S. Treasury the difference between $1.00 per share and the Fund’s net proceeds per share upon liquidation applied to the lesser of shares held by such shareholders on September 19, 2008 or on the date of the guarantee event. Investors who became Fund shareholders after September 19, 2008, or who owned an account in a Fund on September 19, 2008 but subsequently closed their account, would not receive a payment under the Program.

Guarantee payments under the Program are subject to an overall limit of approximately $50 billion for all eligible money market funds participating in the Program. The Program’s initial period expired on December 18, 2008, but has been

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extended to April 30, 2009. The Program may be further extended by the U.S. Treasury, however, the Program may not be extended beyond September 18, 2009. Each Fund paid premiums to participate in the initial and extended periods of the Program. If the Program is further extended, the Funds would be required to pay an additional premium for the extension period and the Board of Trustees will consider whether the Funds should continue to participate.

Management and Organization

Management. The Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals.

Under its investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $1 billion. On net assets of $1 billion or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.475% annually of average daily net assets of $1 billion but less than $2 billion; 0.450% of average daily net assets of $2 billion but less than $5 billion; 0.425% of average daily ^net assets of $5 billion but less than $10 billion; and 0.400% of average daily net assets of $10 billion and over. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^48%.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s or Portfolio’s investment advisory agreement.

^Duke E. ^Laflamme is the portfolio manager of the Portfolio (since ^2008). ^He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years and is a Vice President of Eaton Vance and BMR.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Administration. Eaton Vance serves as administrator of the Funds, providing the Funds with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The ^Portfolio and each Fund will not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (^like electing or removing trustees, approving management ^contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, ^the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the ^Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote ^its interest in the Portfolio in proportion to the votes cast by ^its shareholders. ^Each ^Fund can withdraw ^its Portfolio investment at any ^time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from the value of Portfolio holdings. The investments of the Portfolio are valued at amortized cost according to a Securities and Exchange Commission rule. The Portfolio and the Funds will not normally have unrealized gains or losses so long as the Portfolio values its investments by the amortized cost method.

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When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

The Cash Management Fund is offered to shareholders in exchange for their Class A shares of the Eaton Vance Group of Funds. The Money Market Fund is offered to shareholders in exchange for their Class B and Class C shares of the Eaton Vance Group of Funds. (The Money Market Fund may not be a suitable investment for investors who do not intend to use it as an exchange vehicle.) Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time. The Funds do not issue share certificates.

You may also purchase Fund shares directly through your investment dealer (which includes brokers, dealers and other financial institutions) who may charge you a fee for executing the purchase for you or by requesting your bank to transmit immediately available funds (Federal Funds) by ^wire. A Fund may suspend the sale of its shares at any time and any purchase order may be ^refused for any reason.

To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 ^to be assigned an account number. ^You may request an account application by calling 1-800-262-1122^. The Fund Order Department must be advised by telephone of each ^additional investment by wire.

Transactions in money market instruments normally require immediate settlement in federal funds. The Funds intend at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by a Fund only if the Fund has received payment in cash or in federal funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and ^certain Fund service ^providers (as described in the Statement of Additional Information).

From time to time, a substantial portion of a Fund may be held by shareholders that have invested in the Fund as part of a short-term investment strategy. Shareholders employing such a strategy may purchase and redeem Fund shares frequently. Frequent trading may cause a Fund to experience high portfolio turnover, which may result in higher Fund transaction costs. While there is no limit on purchases and redemptions by investors, each Fund or the principal underwriter may reject or cancel any purchase order (including an exchange) from an investor or group of investors for any reason.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated

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intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Contingent Deferred Sales Charge. Money Market Fund shares (other than those acquired as the result of an exchange from another Eaton Vance fund) are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC	CDSCs are based on the lower of the net asset value at
First or Second 5% Third 4% Fourth 3% Fifth 2% Sixth 1% Seventh or following 0%		the time of purchase or at the time of redemption.
Shares acquired through the reinvestment of
distributions are exempt from the CDSC. Redemptions
are made first from shares that are not subject to a
CDSC.

The sales commission payable to investment dealers in connection with sales of Money Market Fund shares is described under “Distribution and Service Fees” below.

CDSC Waivers. The CDSC is waived for redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and in connection with certain redemptions from tax-^deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

When shares of another Eaton Vance fund that are subject to a CDSC are exchanged for shares of Cash Management Fund or Money Market Fund as described under “Purchasing Shares” above, the CDSC will continue to apply to the new shares at the original CDSC rate and the new shares will continue to age from the date of the original purchase.

Distribution and Service Fees. The Money Market Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Money Market Fund shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Money Market Fund shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares sold. The Money Market Fund pays service fees to the principal underwriter equal to 0.15% of average daily net assets annually on shares outstanding for one year or more. The principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Although there is no present intention to do so, the Money Market Fund could pay service fees of up to 0.25% annually upon trustee approval. Distribution and service fees are subject to limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities
Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
By Check	You may obtain forms to establish checkwriting privileges by calling 1-800-262-
1122. Checks may be drawn on your account in any amount of $500 or more.
You will be required to complete signature cards and will be subject to certain rules in connection with this privilege. There is no charge for this service.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by the Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:^

•Full Reinvest Option	Distributions in cash are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Cash Option	Distributions in cash are paid in cash.
•Exchange Option	Distributions are reinvested in additional shares of any class of another Eaton
Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information from the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports, containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•^Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website (www.eatonvance.com) approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Funds also post information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the most recent calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may generally exchange your Cash Management Fund shares for Class A shares of another Eaton Vance fund. These exchanges are made at the public offering price (which generally includes the sales charge applicable to Class A shares), unless your Cash Management Fund shares were acquired as the result of an exchange from Class A of another Eaton Vance fund. In such case, the exchange generally will be made at net asset value. You may exchange your Money Market Fund shares for Class B shares of another Eaton Vance fund. These exchanges are made at net asset value. If your Money Market Fund shares were acquired in exchange for Class C shares of another Eaton Vance ^fund, such shares may be exchanged only for Class C shares of one or more of such funds. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, you may write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. While there is no limit on purchases and redemptions of the Funds, this privilege may not be used for “market timing” in other Eaton Vance funds. As described under "Purchasing Shares", purchase orders (including

10

exchanges) may be rejected or cancelled for any reason. As long as the net asset value of Fund shares is maintained at $1.00 per share, an exchange will not result in a taxable gain or loss.

Reinvestment Privilege. If you redeem shares of Money Market Fund, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the ^Fund, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Withdrawal Plan. You may redeem Cash Management Fund shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts for Money Market Fund shareholders may also be made on a regular quarterly basis, provided the aggregate amount of the withdrawal does not exceed 12% annually (such amount will not be subject to a CDSC).

^

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

^

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

More information is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.

11

Tax Information

Each Fund declares dividends daily and pays distributions each month. Long-term capital gains, if any, will be distributed at least annually. Monthly distributions from the Funds of any investment income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains.

Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction. Distributions from the Funds are expected to consist primarily of ordinary income. Distributions will be taxed as described herein whether they are paid in cash or reinvested in additional shares.

A Fund’s investments in certain debt obligations may cause a Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

12

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm, except that information prior to October 31, 2007 was audited by another independent registered public accounting firm. ^ The ^reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

			Cash Management Fund

	Year Ended	Period Ended
	October 31,	October 31,		Year Ended December 31,

	2008	2007(1)	2006	2005	2004	2003
Net asset value - Beginning of period	$ 1.000	$ 1.000	$1.000	$ 1.000	$ 1.000	$ 1.000

Income (loss) from operations
Net investment income	$ 0.030	$ 0.040	$0.043	$ 0.024	$ 0.006	$ 0.005

Less distributions
From net investment income	$ (0.030)	$ (0.040)	$(0.043)	$ (0.024)	$ (0.006)	$ (0.005)
Total distributions	$ (0.030)	$ (0.040)	$(0.043)	$ (0.024)	$ (0.006)	$ (0.005)
Net asset value - End of period	$ 1.000	$ 1.000	$1.000	$ 1.000	$ 1.000	$ 1.000
Total Return(2)	3.02%	4.04%(7)	4.40%(3)	2.48%(3)	0.60%	0.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$342,517	$174,122	$119,983	$94,969	$98,165	$101,364
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.58%	0.62%(6)	0.75%	0.80%	0.79%	0.68%
Net investment income	2.90%	4.82%(6)	4.32%	2.46%	0.60%	0.47%

(See footnotes on last page.)

                                                                                                            13

Financial Highlights (continued)^

			Money Market Fund

	Year Ended	Period Ended
	October 31,	October 31,		Year Ended December 31,

	2008	2007(1)	2006	2005	2004	2003

Net asset value - Beginning of period	$ 1.000	$ 1.000	$1.000	$ 1.000	$ 1.000	$ 1.000

Income (loss) from operations
Net investment income	$ 0.020	$ 0.031	$0.033	$ 0.014	$ 0.001	$ ----

Less distributions
From net investment income	$ (0.020)	$ (0.031)	$ (0.033)	$ (0.014)	$ (0.001)	$ ----
Total distributions	$ (0.020)	$ (0.031)	$ (0.033)	$ (0.014)	$ (0.001)	$ ----
Net asset value - End of period	$ 1.000	$ 1.000	$1.000	$ 1.000	$ 1.000	$ 1.000
Total Return(2)	2.04%	3.16%(7)	3.32%(3)	1.45%(3)	0.05%	0.00%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$150,794	$66,507	$42,098	$48,339	$67,885	$100,241
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.54%	1.66%(6)	1.80%	1.82%	1.31%(8)	1.17%(8)
Net investment income	1.90%	3.78%(6)	3.30%	1.40%	0.04%	0.00%

(1) For the ten months ended October 31, 2007. The Fund changed its fiscal ^year end from December 31 to October 31.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.^

(3) During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4) Includes the Fund’s share of the Portfolio’s allocated expenses.

(5) Excludes the effect of custody fee credits, if any, of less than 0.005%.

(^6) Annualized.

(^7) Not annualized.

(^8) The principal underwriter voluntarily waived a portion of its distribution fee and the administrator subsidized certain operating expenses (equal to 0.40^% and ^0.^49% of average daily net assets for the years ended December 31, ^2004 and ^2003, respectively). Absent this waiver and allocation, total return would have been lower.

14

More Information

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services
^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Funds’ Investment Company Act No. is 811-04015.		MMFP
^481-3/09	© ^2009 Eaton Vance Management

Eaton Vance Diversified Income Fund
A diversified fund seeking a high level of current income

Eaton Vance Government Obligations Fund
A diversified fund seeking high current return

Eaton Vance High Income Opportunities Fund
A diversified fund seeking a high level of current income

Eaton Vance Low Duration Fund
A diversified fund seeking total return

Prospectus Dated ^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Performance Information	6
Diversified Income Fund	6
Government Obligations Fund	7
High Income Opportunities Fund	8
Low Duration Fund	9
Fund Fees and Expenses	10
Investment Objectives & Principal Policies and Risks	12
Management and Organization	19
Valuing Shares	^21
Purchasing Shares	22
Sales Charges	25
Redeeming Shares	27
Shareholder Account Features	28
Tax Information	^29
Financial Highlights	^30
Diversified Income Fund	^30
Government Obligations Fund	32
High Income Opportunities Fund	35
Low Duration Fund	37
Appendix A	39

2

Fund Summaries

Each Fund’s investment ^objective(s) and principal strategies and risks are summarized below. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Eaton Vance Diversified Income Fund

The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income.

The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objectives by investing its assets in three registered investment companies (each, a “Portfolio”) managed by Eaton Vance Management (“Eaton Vance”) or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio.

  Boston Income Portfolio normally invests primarily in high yield, high risk corporate bonds rated below invest- ment grade (commonly referred to as “junk bonds”) of domestic and foreign issuers.
  Floating Rate Portfolio normally invests primarily in interests in senior floating rate loans ^of domestic and for- eign borrowers denominated in both U.S. and foreign currencies (“Senior Loans”).
  Government Obligations Portfolio normally invests primarily in mortgage-backed securities (“MBS”) that are either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collater- alized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Govern- ment or one of its agencies or instrumentalities.

Each Portfolio may engage in active management techniques (such as derivatives, foreign currency transactions, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) to protect against price or foreign currency fluctuations, to enhance return, as a substitute for the purchase and sale of securities, or to manage duration. Government Obligations Portfolio may borrow from banks for investment purposes.

The Fund expects to allocate its assets approximately equally among the Portfolios. The Fund’s investment adviser will monitor the Fund’s allocations to the underlying Portfolios and will rebalance whenever actual allocations exceed plus or minus 3% of the Fund’s pre-determined fixed allocation percentages. Under normal market conditions, the Fund expects to maintain a duration of between 1.5 and 3.5 years and to maintain an average dollar weighted portfolio credit quality of investment grade.

Eaton Vance Government Obligations Fund

The Fund’s investment objective is to provide a high current return. The Fund invests primarily in ^MBS issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. When investing in MBS, the Fund currently focuses on so-called “seasoned MBS.” The Fund also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation ("FHLMC")and the Federal National Mortgage ^Association ("FNMA"). While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Department of the Treasury. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities. The Fund’s shares are not guaranteed by the U.S. Government. The portfolio manager also uses active management techniques (such as derivatives, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) and may borrow from banks for investment purposes.

The Fund currently invests its assets in Government Obligations Portfolio, a ^separately registered investment company with the same objective and policies as the Fund.

Eaton Vance High Income Opportunities Fund

^

The Fund’s primary investment objective is to provide a high level of current income. The Fund seeks growth of capital as a secondary investment objective. The Fund invests primarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The Fund will invest a substantial portion of assets in bonds issued in connection with mergers, acquisitions and other highly-leveraged transactions.

3

The Fund normally invests primarily in bonds rated in the lowest investment grade category or below and in comparable unrated bonds. The Fund invests at least 80% of its net assets in fixed-income securities, including preferred stocks (many of which have fixed maturities), senior and subordinated floating rate loans and convertible securities. The Fund may invest up to 15% of its total assets in convertible securities. The Fund may also purchase securities that make “in-kind“ interest payments, bonds not paying current income and bonds that do not make regular interest payments. The Fund may invest up to 25% of its total assets in foreign ^securities, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-dollar denominated investments. With respect to non-dollar denominated securities, the Fund may hedge currency fluctuations by entering into forward foreign currency exchange contracts. The Fund will generally hold well in excess of 100 securities, which may help reduce investment risk. The Fund may invest up to 10% of its total assets in equity securities.

The Fund may purchase derivative instruments (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and currency hedging derivatives). The Fund’s investments are actively managed, and securities may be bought or sold on a daily basis. The investment adviser’s staff monitors the credit quality and price of securities held by the Fund, as well as other securities that are available to the Fund. The portfolio managers attempt to improve yield through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions, and attempt to preserve capital and enhance return when consistent with the Fund’s objective. High Income Opportunities Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

The Fund currently invests its assets in High Income Opportunities ^Portfolio^, a ^separately registered investment company with the same investment objectives and policies as the Fund.

Eaton Vance Low Duration Fund

The Fund’s investment objective is to seek total return. The Fund’s dollar-^weighted average duration will not exceed three years. Under normal circumstances, the Fund invests primarily in securities issued by the U.S. Government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets is invested in investment grade securities. Investment grade securities include daily cash balances invested in Cash Management Portfolio, an affiliated money market fund.

The Fund is structured as a “fund-of-funds” and, accordingly, currently pursues its objective by investing its assets in one or more of the following registered investment companies (each, a “Portfolio”) managed by Eaton Vance or its affiliates: Floating Rate Portfolio, Government Obligations Portfolio and Investment Portfolio.

  Floating Rate Portfolio normally invests primarily in interests in Senior Loans of domestic and foreign borrowers denominated in both U.S. and foreign currencies.
  Government Obligations Portfolio normally invests primarily in MBS that are either issued by the U.S. Govern- ment (or one of its agencies or instrumentalities) or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government or one of its agencies or instrumentalities.
  Investment Portfolio invests in a broad range of fixed income securities, including MBS, U.S. Government obliga- tions (including U.S. Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities), corporate bonds, preferred stocks, asset-backed securities and/or money market instruments.

The Fund may also invest directly in securities (including derivatives such as futures contracts) to gain exposure to sectors of the market the investment adviser believes may not be represented or underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the Fund’s duration or other general market exposures of the Fund. To meet margin requirements of futures investments, the Fund will invest directly in securities such as U.S. Treasury bond or U.S. Government agency mortgage-backed securities.

Each Portfolio may engage in active management techniques (such as derivatives, foreign currency transactions, securities lending, short sales, mortgage dollar roll transactions and forward commitments and any combination thereof) to protect against price or foreign currency fluctuations, to enhance return, as a substitute for the purchase and sale of securities, or to manage duration. Government Obligations Portfolio and Investment Portfolio may borrow from banks for investment purposes.

4

Principal Risk Factors

As interest rates rise, the value of a Fund that invests primarily in fixed-income securities is likely to decrease. Fluctuations in the value of securities may not affect interest income on existing ^securities but will be reflected in a Fund’s net asset value. Securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. A rising interest rate environment may also extend the average life of mortgages underlying MBS. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, Funds may be subject to prepayment risks. Prepayment may reduce a Fund’s return because the prepayment proceeds may be invested in lower-yielding securities or loans. Interest rates and prepayment risks are reduced for floating rate loans and adjustable rate securities.

Debt securities and floating rate loans rated below investment grade and unrated investments of comparable quality (“lower rated investments”) have speculative characteristics because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of higher rated investments, and such defaults may reduce a Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Most Senior Loans have below investment grade credit ratings (when they are rated) or are of comparable quality. The specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Derivative transactions (such as futures contracts and options thereon, options, interest rate and credit default swaps, credit linked notes, short sales and currency hedging transactions) subject a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or interest rate movements. Lending securities could result in delays in recovery or loss if the borrower of the securities fails financially. Borrowing for investment purposes is a speculative practice and may exaggerate any increase or decrease in the value of a Fund, which may impact the value of Fund shares.

Foreign investments may be affected by adverse changes in currency exchange rates and economic and political developments abroad. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make “in-kind“ interest payments, as well as bonds that do not pay income currently or do not make regular interest payments may experience greater volatility in response to interest rate changes.

The value of the shares of a Fund that invests in equity securities is sensitive to stock market volatility. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

No active trading market may exist for certain loans, which may impair the ability of a Fund to realize the full value of such loans in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans.

While securities issued by U.S. Government-sponsored entities (such as the ^FHLMC and the ^FNMA) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

Economic and other events (whether real or perceived) can reduce the demand for certain securities or loans or for securities or loans generally. This may reduce market prices and cause a Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. ^Fluctuations in the value of investments will be reflected in a Fund’s net asset value. In the case of Funds investing in MBS, share values can be adversely affected by the existence of premiums paid when MBS are acquired.

No Fund is a complete investment program and you may lose money by investing in a Fund. There is no guarantee that a Fund will be able to achieve its investment objective(s). An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5

Eaton Vance Diversified Income Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each full calendar year through December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of an unmanaged index of below-investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market; an unmanaged index of U.S. dollar-denominated leveraged loans; and an unmanaged index of U.S. government bonds with maturities from one up to (but not including)10 years. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

For the period from December 31, 2004 through December 31, ^2008, the highest quarterly total return for the Fund was 2.39% for the quarter ended September 30, 2006, and the lowest quarterly return was ^-15.^47% for the quarter ended December 31, 2008^.

Average Annual Total Return as of December 31, ^2008	One Year	Life of Fund

Class A Return Before Taxes	–^23.^20%	–3.^00%
Class A Return After Taxes on Distributions	–^24.^98%	^–5.^19%
Class A Return After Taxes on Distributions and the Sale of Fund Shares	–^14.^78%	^–3.^59%
Class B Return Before Taxes	–^23.^75%	^–3.^12%
Class C Return Before Taxes	^–20.^75%	^–2.^56%
Merrill Lynch U.S. High Yield ^Index (reflects no deduction for fees, expenses or taxes)	^–26.^39%	^–3.^59%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^–29.^10%	^–5.^09%
^Barclays Capital U.S. Intermediate Government ^Index (reflects no deduction for fees, expenses or taxes)	^10.^43%	^6.^05%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Fund commenced operations on December 7, 2004. Life of Fund returns are calculated from December 31, 2004. The Merrill Lynch U.S. High Yield ^Index is an unmanaged index of below-investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market; the S&P/LSTA Leveraged Loan Index is an unmanaged index of U.S. dollar-denominated leveraged loans; and the ^Barclays Capital U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one up to (but not including)10 years. Investors cannot invest directly in an index. (Source for Merrill Lynch U.S. High Yield ^Index returns: Lipper, Inc., for S&P/LSTA Leveraged Loan Index returns: Standard & Poor’s and for ^Barclays Capital U.S. Intermediate Government ^Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

6

Eaton Vance Government Obligations Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each full calendar year through December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of an unmanaged index of U.S. government bonds with maturities from one up to (but not including) 10 years. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2008, the highest quarterly total return for Class A was 4.78% for the quarter ended September 30, 2001, and the lowest quarterly return was –1.06% for the quarter ended June 30, 2004.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	2.^31%	^3.^62%	4.^39%
Class A Return After Taxes on Distributions	0.^56%	^1.^46%	1.^89%
Class A Return After Taxes on Distributions and the Sale of Fund Shares	1.^45%	^1.^80%	^2.^19%
Class B Return Before Taxes	1.^57%	^3.^53%	^4.^11%
Class C Return Before Taxes	5.^58%	^3.^80%	^4.^08%
Class R Return Before Taxes	^7.^11%	^4.^33%	4.^74%
^Barclays Capital U.S.Intermediate Government ^Index (reflects no deduction for fees, expenses or taxes)	^10.^43%	^5.^30%	5.^74%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class R performance shown above for the periods prior to August 12, 2005 (commencement of operations) is the performance of Class A shares. The ^Barclays Capital U.S. Intermediate Government ^Index is an unmanaged index of U.S. government bonds with maturities from one up to (but not including) 10 years. Investors cannot invest directly in an index. (Source for ^Barclays Capital U.S. Intermediate Government ^Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Eaton Vance High Income Opportunities Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2008. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two unmanaged market indices of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2008, the highest quarterly total return for Class B was 10.40%, for the quarter ended June 30, 2003, and the lowest quarterly total return was –^29.^22%, for the quarter ended December 31, ^2008. For the 30 days ended ^October 31, 2008, the SEC yield for Class A, Class B and Class C shares was ^15.^29%, ^15.^21% and ^15.^21%, respectively. For current yield information call 1-800-262-1122.

	One	Five	Ten
Average Annual Total Return as of December 31,^ 2008	Year	Years	Years

Class A Return Before Taxes	–^39.^81%	^–4.^64%	^–0.^61%
Class B Return Before Taxes	–^40.^08%	^–4.55%	^–0.^42%
Class B Return After Taxes on Distributions	–^42.^08%	–7.^12%	^–3.^60%
Class B Return After Taxes on Distributions and the Sale of Fund Shares	–^25.^56%	^–4.^81%	–1.^88%
Class C Return Before Taxes	–^37.^79%	^–4.^28%	^–0.^41%
Merrill Lynch U.S. High Yield ^Index (reflects no deduction for fees, expenses or taxes)	^–26.^39%	^–0.^86%	^2.^04%
Merrill Lynch U.S. High Yield ^Constrained Index (reflects no deduction for fees, expenses or taxes)	^–26.^11%	^–0.^89%	^2.^13%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class A performance shown above prior to March 11, 2004 (commencement of operations) is the performance of Class B shares, adjusted for the sales charge that applies to Class A. The Merrill Lynch U.S. High Yield ^ Index and Merrill Lynch U.S. High Yield ^Constrained Index are unmanaged and track the performance of below-investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch U.S. High Yield ^Constrained Index index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Investors cannot invest directly in an index. (Source: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

8

Eaton Vance Low Duration Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns of each Class of shares and a comparison to the performance of an unmanaged market index of short-term U.S. Treasury securities. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change^. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the period from December 31, 2002 through December 31, ^2008, the highest quarterly total return for the Fund was 2.18% for the quarter ended December 31, 2007, and the lowest quarterly return was –0.49%, for the quarter ended September 30, 2003.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^–0.^92%	2.^51%	2.^11%
Class A Return After Taxes on Distributions	^–2.^47%	0.^85%	0.^51%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–0.^60%	^1.^18%	0.^86%
Class B Return Before Taxes	–2.^33%	^2.^19%	1.^71%
Class C Return Before Taxes	^–0.^23%	2.^35%	^1.^86%
Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	^6.^61%	^4.^06%	3.^69%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Fund commenced operations September 30, 2002. Life of Fund returns are calculated from September 30, 2002. The Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged market index of short-term U.S. Treasury securities. Investors cannot invest directly in an index. (Source for the Merrill Lynch 1-3 Year U.S. Treasury Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

9

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.^

Shareholder Fees for Diversified Income Fund, Government Obligations Fund and High Income Opportunities Fund
(fees paid directly from your investment)	Class A	Class B	Class C	Class R(2)

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Redemption Fee (High Income Opportunities Fund only) (as a percentage of amount redeemed or exchanged)(1)	1.00%	None	None	None

^(1) Applies to High Income Opportunities Fund Class A shares that are redeemed or exchanged within 90 days of the settlement of the purchase.

^(2) Government Obligations Fund only.^

Shareholder Fees for Low Duration Fund
(fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	3.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses for Diversified Income Fund and
High Income Opportunities Fund (expenses that are deducted from Fund		Management	Distribution and	Other	Acquired Fund Fees	Total Annual Fund
and Portfolio assets)		Fees	Service (12b-1) Fees	Expenses	and Expenses^(1)	Operating Expenses

Diversified Income Fund	^Class A shares^	0.00%	0.25%	0.17%	0.^72%	1.^14%
	^Class B shares^	0.00%	1.00%	0.^16%	0.^72%	1.^88%
	Class C shares^	0.00%	1.00%	0.^16%	0.^72%	1.^88%
High Income Opportunities Fund	Class A shares^	0.61^%	0.25%	0.^25%	N/A	1.^11%
	^Class B shares^	0.^61%	1.00%	0.^25%	N/A	1.^86%
	^Class C shares^	0.^61%	1.00%	0.^25%	N/A	1.^86%

^(1) Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.^63%.

Annual Operating Expenses for Government Obligations Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class R

Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.^21%	0.^21%	0.^21%	0.^21%
Total Annual Fund Operating Expenses	1.^19%	1.^94%	1.^94%	1.^44%

Annual Operating Expenses for Low Duration Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.85%
Other Expenses	0.^41%	0.^41%	0.^41%
Acquired Fund Fees and Expenses^(1)	0.^64%	0.^64%	0.^64%
Total Annual Fund Operating Expenses	1.^30%	2.^05%	^1.^90%
Expense Reimbursement^(2)	(0.^30)%	(0.^30)%	(0.^30)%
^Net Annual Fund Operating ^Expenses	1.00%	1.75%	1.60%

^(1) Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.^52%.

^(2) Eaton Vance has agreed to reimburse the Low Duration Fund’s expenses to the extent that Total Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 1.00% for Class A shares, 1.75% for Class B shares and 1.60% for Class C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to ^recoupment by the adviser.

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Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the total Fund operating expenses reflected above remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Diversified Income Fund	Class A shares	$^586	$ ^820	$1,^073	$1,^795
	Class B shares*	$^691	$ ^991	$1,^216	$^2,^008
	Class C shares	$^291	$ ^591	$1,^016	$2,^201
Government Obligations Fund	Class A shares	$^591	$ ^835	$1,^098	$1,^850
	Class B shares*	$^697	$1,^009	$1,^247	$2,^070
	Class C shares	$^297	$ ^609	$1,^047	$2,^264
	Class R shares	$^147	$ ^456	$ ^787	$1,^724
High Income Opportunities Fund	Class A shares	$^583**	$ ^811	$1,^058	$1,^762
	Class B shares*	$^689	$ ^985	$1,^206	$1,^984
	Class C shares	$^289	$ ^585	$^1,006	$2,^180
Low Duration Fund	Class A shares	$325	$ ^599	$ ^894	$1.^732
	Class B shares*	$478	$ ^814	$ ^991	$^1,^823
	Class C shares	$263	$ ^568	$ ^999	$2,^198

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Diversified Income Fund	Class A shares	$^586	$^820	$1,^073	$1,^795
	Class B shares*	$^191	$^591	$1,^016	$^2.008
	Class C shares	$^191	$^591	$1,^016	$2,^201
Government Obligations Fund	Class A shares	$^591	$^835	$1,^098	$1,^850
	Class B shares*	$^197	$^609	$1,^047	$2,^070
	Class C shares	$^197	$^609	$1,^047	$2,^264
	Class R shares	$^147	$^456	$ ^787	$1,^724
High Income Opportunities Fund	Class A shares	$^583**	$^811	$1,^058	$1,^762
	Class B shares*	$^189	$^585	$^1,006	$1,^984
	Class C shares	$^189	$^585	$^1,006	$2,^180
Low Duration Fund	Class A shares	$325	$^599	$ ^894	$1,^732
	Class B shares*	$178	$^614	$ ^991	$^1,^823
	Class C shares	$163	$^568	$ ^999	$2,^198

*	Reflects the expenses of Class A shares (with the exception of Low Duration Fund) after eight years because Class B shares automatically convert to Class A shares after eight years. For Low Duration Fund, reflects the expenses of Class A shares after four years because Class B shares automatically convert to Class A shares after four years.
**	Due to the redemption fee, the cost of investing in Class A shares for one year would be $100 higher for shares that are redeemed or exchanged within 90 days of the settlement of the purchase.

11

Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. Although each Fund’s objective(s) and certain policies may be changed without shareholder approval, the Trustees intend to submit any material change in the objective(s) to shareholders for approval. Each Fund currently seeks to meet its investment objective by investing in one or more separate open-end investment companies that have the same or similar objective(s) and policies as the Fund. In the case of a Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the “80% policy”), the 80% policy will not be changed unless Fund shareholders are given at least 60 days’ notice of the change. For purposes of the 80% policy, net assets include any assets purchased with borrowings for investment purposes.

Diversified Income Fund. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income. The Fund currently pursues its objectives by investing its assets in three registered investment companies managed by Boston Management and Research, an affiliate of Eaton Vance: Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio. The investment objective(s) and policies of each Portfolio are described below.

The Fund expects to allocate its assets approximately equally among the Portfolios. The Fund’s investment adviser will monitor the Fund’s allocations to the underlying Portfolios and will rebalance whenever actual allocations exceed plus or minus 3% of the Fund’s pre-determined fixed allocation percentages.

Under normal market conditions, the Fund expects to maintain a duration of between 1.5 and 3.5 years. The Fund’s duration is the dollar-weighted average of the duration of the Portfolios in which it invests. Under normal market conditions, the Fund also expects to maintain an average dollar weighted portfolio credit quality of investment grade (which is at least BBB- as determined by Standard & Poor's Ratings Group (“S&P”) or Fitch Ratings (“Fitch”), Baa3 as determined by Moody's Investors Service, Inc. (“Moody's”) or, if unrated, determined to be of comparable quality by the investment adviser). For purposes of the Fund’s policy on credit quality, when a security is rated by more than one rating agency, the investment adviser generally will use the highest rating. Under unusual market conditions, the Fund may not maintain the foregoing duration or satisfy the stated credit quality.

The Fund’s objectives and foregoing duration and credit quality policies may only be changed following 60 days’ prior notice to shareholders.

As stated above, the Fund currently pursues its investment objectives by investing in the Portfolios. Because the advisory fee paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make determinations in accordance with the Fund’s allocation policies. The Portfolios’ advisory fees are described under “Management and Organization” below.

Government Obligations Fund. The Fund’s investment objective is to provide a high current return. The Fund currently seeks to meet its objective by investing in Government Obligations Portfolio, which has the same objective and policies as the Fund. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities. The investment objective and policies of Government Obligations Portfolio are described below.

High Income Opportunities Fund. The Fund’s primary investment objective is to provide a high level of current income. The Fund seeks growth of capital as a secondary investment objective. The Fund currently seeks to meet its investment objectives by investing in High Income Opportunities Portfolio, which has the same objectives and policies as the Fund. Under normal circumstances, High Income Opportunities Portfolio primarily invests in high yield, high risk corporate bonds (commonly referred to as “junk bonds”). The investment objectives and policies of High Income Opportunities Portfolio are described below.

Low Duration Fund. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing in one or more of the following investment companies managed by Boston Management and Research, an affiliate of Eaton Vance: Floating Rate Portfolio, Government Obligations Portfolio and Investment Portfolio. The investment ^objective(s) and policies of each such Portfolio are described below. The Fund may also invest directly in securities (including derivatives such as futures contracts) to gain exposure to sectors of the market the investment adviser believes may not be represented or underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the Fund’s duration or other general market exposures of the Fund. To meet margin requirements of futures investments, the Fund will invest directly in securities such as U.S. Treasury bond or U.S. Government agency mortgage-backed securities.

The dollar-weighted average duration of Low Duration Fund will not exceed three years. Duration measures the expected life of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a

12

fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. The Fund’s duration is the sum of the Fund’s allocable share of the duration of the Portfolios in which it invests.

Under normal circumstances, the Fund invests primarily in securities issued by the U.S. Government (or its agencies and instrumentalities) and at least 90% of the Fund’s net assets are invested in investment grade securities (being those rated Baa3 or BBB- or higher). Investment grade securities include daily cash balances invested in Cash Management Portfolio, an affiliated money market fund. The Fund may invest up to 10% of net assets in securities in any ratings category. The percentage of the Fund’s net assets invested in investment grade securities will be determined based on the Fund’s allocable share of Portfolio net assets invested in investment grade securities. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating).

The Portfolios

Set forth below is a description of each Portfolio’s investment objective(s) and principal investment policies. Additional information about these policies, including risk information, appears under “Additional Policies and Risks” below.

Boston Income Portfolio. Boston Income Portfolio’s primary investment objective is to provide as much current income as possible. To do so, the Portfolio invests primarily in high yield, high risk corporate bonds rated lower than investment grade, including securities in the lowest category (rated C by Moody’s or D by S&P) or unrated securities of comparable quality. The Portfolio also seeks reasonable preservation of capital, to the extent attainable from such investments, and growth of income and capital as secondary objectives. The Portfolio invests a substantial portion of its assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The Portfolio may invest in a wide variety of income producing debt securities (including Senior and Junior Loans described below) as well as preferred stocks that pay dividends. Some debt securities and preferred stocks acquired by the Portfolio do not pay current income or do not make regular interest payments, while others pay interest in the form of additional debt securities (“PIK Bonds”). The Portfolio may invest up to 25% of its assets in any one industry, which may expose the Portfolio to the unique risks of that industry, and up to 25% of its total assets in foreign securities. The Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. Boston Income Portfolio’s investments are actively managed, and may be bought or sold on a daily basis. The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. The portfolio managers attempt to improve yield and preserve and enhance principal value through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions.

Floating Rate Portfolio. Floating Rate Portfolio’s investment objective is to provide a high level of current income. Floating Rate Portfolio normally invests primarily in interests in Senior Loans. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). Floating Rate Portfolio may also invest in Junior Loans (described below), other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Floating Rate Portfolio’s investments are actively ^managed and may be bought or sold on a daily basis (although loans are generally held until repaid). In managing Floating Rate Portfolio, management seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Portfolio’s objective. The Portfolio may purchase derivative instruments, such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and foreign currency exchange contracts and other currency hedging strategies.

Government Obligations Portfolio. Government Obligations Portfolio’s investment objective is to provide a high current return. Under normal circumstances, Government Obligations Portfolio invests at least 80% of its net assets in securities issued, backed or guaranteed by the U.S. Government, or its agencies or instrumentalities. Interests in Government Obligations Portfolio are not guaranteed by the U.S. Government. The Portfolio invests primarily in MBS that are either issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by fixed or adjustable rate mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Government Obligations Portfolio may also engage in active management techniques, securities lending and borrowing.

High Income Opportunities Portfolio. High Income Opportunities Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio seeks growth of capital as a secondary investment objective. High Income Opportunities Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e.,

13

bonds rated Baa and below by Moody’s or BBB and below by S&P), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. High Income Opportunities Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, Senior and Junior Loans described below and convertible securities. The Portfolio may invest up to 15% of total assets in convertible securities. High Income Opportunities Portfolio may invest in zero coupon bonds, deferred interest bonds and PIK Bonds. The Portfolio may also invest up to 10% of its total assets in equity securities. The Portfolio may invest up to 25% of its total assets in foreign securities which are predominantly U.S. dollar-denominated and up to 5% of its total assets in non-dollar denominated investments. The Portfolio will also utilize short sales. The Portfolio may purchase derivative instruments (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and currency hedging derivatives). It is anticipated that the Portfolio may have net economic leverage of up to 20% through the use of credit default swaps. High Income Opportunities Portfolio’s investments are actively managed, and may be bought or sold on a daily basis. The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. The portfolio managers attempt to improve yield through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions and attempt to preserve capital and enhance return when consistent with the Portfolio’s objectives.

Investment Portfolio. Investment Portfolio’s investment objective is to seek total return. Investment Portfolio invests in a broad range of fixed income securities, including MBS issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. Government obligations (including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities), corporate bonds, preferred stocks, asset-backed securities and/or money market instruments. The Portfolio may invest in any fund that invests in money market instruments including, but not limited to, those previously mentioned. Investment Portfolio normally invests at least 90% of its net assets in investment grade securities. Investment grade securities include daily cash balances invested in Cash Management Portfolio, an affiliated money market fund. Investment Portfolio may invest up to 25% of its total assets in foreign securities. Investment Portfolio may engage in active management techniques, securities lending and borrowing.

Additional Policies and Risks

Mortgage-Backed Securities. Government Obligations Portfolio and Investment Portfolio may invest in MBS. MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. When investing in MBS, a Portfolio’s investment adviser currently focuses on MBS that include loans that have had a history of refinancing opportunities (so called “seasoned MBS”). Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. The investment adviser may discontinue the practice of focusing on seasoned MBS at any time. The investment adviser expects that under current market conditions many of the MBS held by the Portfolios will be premium bonds acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although the Portfolio’s investment in seasoned MBS mitigates this risk. Under certain interest and prepayment rate scenarios, the Portfolio may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by a Portfolio, prepayment risk may be enhanced. Additionally, the value of Fund shares may be adversely affected by fluctuations in interest rates underlying the MBS held by a Portfolio. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature, which may cause a resulting decrease in the Fund’s net asset value.

Government Obligations Portfolio and Investment Portfolio may also invest in classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above.

Lower Rated Securities. Boston Income Portfolio and High Income Opportunities Portfolio normally invest primarily in bonds rated in the lowest investment grade category or below (i.e., bonds rated Baa3 and below by Moody’s or BBB- and below by S&P, and in comparable unrated bonds) (commonly referred to as “junk bonds”). Investment Portfolio invests at least 90% of its net assets in investment grade securities, and may invest up to 10% of net assets in securities rated in any

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category, including below investment grade categories. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolios may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities or in other situations, the Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase a Portfolio’s operating expenses and adversely affect net asset value. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating).

The credit quality of lower rated securities reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities more volatile and could limit the ability to sell securities at favorable prices. In the absence of a liquid trading market for securities held by it, it may be difficult to determine the fair market value of such securities.

Although the investment adviser of Boston Income Portfolio and High Income Opportunities Portfolio considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. ^Credit ratings are based largely on the ^issuer’s ^historical financial condition and ^the ^rating ^agency’s investment ^analysis at the ^time of ^rating, ^and the ^rating assigned to any particular security is not necessarily a reflection of the issuer’s current ^financial ^condition. The rating assigned to a security by a ^rating agency does not reflect assessment of ^the ^volatility of ^the security’s market value or ^of ^the liquidity of ^an investment in ^the security. ^Credit quality in the sectors of the ^market can change from time to time, and ^recently issued credit ratings may ^not fully reflect the ^actual risks posed by a ^particular security. ^

Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the investment objective(s) of Boston Income Portfolio and High Income Opportunities Portfolio depends more on the investment adviser’s judgment and analytical abilities than would be the case if a Portfolio invested primarily in securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such securities would substantially lessen the risks of defaults brought about by an economic downturn or recession. Moreover, each of Boston Income Portfolio and High Income Opportunities Portfolio may invest up to 25% of its assets in any one industry, which may expose it to unique risks of that industry. Each Portfolio’s investments also may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

Senior Loans. Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio may invest in interests in Senior Loans. Senior Loans hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. The Senior Loans typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, the average life of Senior Loans has been two to four years because of prepayments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income, a reduction in the value of the investment and a potential decrease in a Fund’s net asset value. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, a Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could

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subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance. ^In order to enforce its rights in the event of the bankcruptcy of a Borrower or in other situations, a Portfolio may ^be ^required to ^retain legal counsel and/or a financial adviser. ^This may ^increase operating expenses and ^adversely affect net asset value^.

Many loans in which a Portfolio invests may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Most Senior Loans held by a Portfolio have been assigned ratings below investment grade by independent rating agencies. See Appendix A for information regarding credit quality composition. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for certain loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in a Fund’s net asset value. During periods of limited supply of Senior Loans, a Fund’s yield may be lower.

Interest Rate and Other Considerations. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of such a portfolio can be expected to decline. The value of a portfolio that primarily invests in floating rate Senior Loans generally can be expected to fluctuate minimally as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, material changes in prevailing interest rates may cause some fluctuation in net asset values. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of loans or certain securities or market conditions that reduce liquidity) can adversely impact the markets for Senior Loans and debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Changes in the values of a Portfolio’s holdings likely will cause fluctuation in the net asset value of its corresponding Fund(s). The magnitude of interest rate fluctuations will generally be greater at times when a Portfolio’s average maturity is longer.

Junior Loans. Boston Income Portfolio, High Income Opportunities Portfolio and Floating Rate Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk (see “Senior Loans” above). Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Active Management Techniques. Each Portfolio and Low Duration Fund may purchase or sell derivative instruments (which derive their value from another instrument, security or index) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held by the Portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies or short sales. Each Portfolio and Low Duration Fund may enter into interest rate swaps and total return swaps. Each Portfolio and Low Duration Fund (except Government Obligations Portfolio and Investment Portfolio) may enter into credit default swaps, and forward rate contracts and purchase credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. Each Portfolio and Low Duration Fund may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio’s and/or Low Duration Fund’s holdings. Interest rate swaps involve the exchange by a Portfolio or Low Duration Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Credit default swaps enable a Portfolio or Low Duration Fund to buy or sell credit protection on an individual issuer or basket of issuers. Credit linked notes and credit default swaps involve certain risks, including the risk that the counterpary may be unable to fulfill the transaction. It is anticipated that High Income Opportunities Portfolio may have net economic leverage of up to 20% through the use of credit default swaps.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Transactions in derivative instruments involve unique risks such as losses due to unanticipated adverse changes in prices, interest rates, index values or currency exchange rates; the inability to close out a position; default by

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the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein and may unfavorably impact investment performance. In addition, a Portfolio and/or Low Duration Fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised. A Portfolio and/or Low Duration Fund incurs transaction costs in opening and closing positions in derivative instruments.

Government Obligations Portfolio and Investment Portfolio at times may enter into mortgage dollar rolls in which the Portfolio sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the MBS. The Portfolios at times may also engage in short sales of securities. Government Obligations Portfolio and Investment Portfolio may at times engage in short sales of securities. No more than 25% of a Portfolio’s assets will be subject to short sales at any one time. There can be no assurance that the use of the foregoing techniques will be advantageous.

Short Sales. High Income Opportunities Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the Investment Company Act of 1940) in an amount equal to the current market value of the securities sold short. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The use of short sales will require the Portfolio to incur the related costs associated with a prime broker relationship so that it can take advantage of inter-capital structure opportunities as well as short positions.

Equity Investments. High Income Opportunities Portfolio may invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objectives or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Foreign Investments. Boston Income Portfolio, Floating Rate Portfolio, High Income Opportunities Portfolio and Investment Portfolio may each invest up to 25% of its total assets in foreign investments. Foreign Senior Loans will be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). Foreign investments held by Boston Income Portfolio and High Income Opportunities Portfolio will be predominantly U.S. dollar denominated, although High Income Opportunities Portfolio may invest up to 5% of its total assets in non-dollar denominated investments. With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, Floating Rate Portfolio’s investment adviser intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies; however there is no certainty that such strategies will be successful. Boston Income Portfolio and High Income Opportunities Portfolio intend to use similar strategies. Investment Portfolio may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks.

Foreign investments are expected to be primarily in developed countries. The value of foreign investments is affected by changes in currency rate or exchange control regulations, application of foreign tax laws (including withholding tax), ^governmental administration of economic or monetary policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company.

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such

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a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. There is also a risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial MBS, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Unscheduled delay in principal may result in security outstanding for a longer period than initially expected.

U.S. Government Securities. Government Obligations Portfolio and Investment Portfolio may invest in U.S. Government securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. The Portfolios may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

PIK Bonds. PIK Bonds, including zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind, are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. Such investments may experience greater volatility in market value due to changes in interest rates. A Portfolio accrues income on these investments and is required to distribute its income each year. A Portfolio may be required to sell securities to obtain cash needed for income distributions.

“Forward Commitment” or “When-Issued” Securities. Each Portfolio (excluding Boston Income Portfolio and High Income Opportunities Portfolio) may purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction the counterpart may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. ^Government Obligations Portfolio and Investment Portfolio may each enter into forward commitments to purchase generic U.S. government agency MBS (“Generic MBS”), with the total amount of such outstanding commitments not to exceed 10% of the Portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. Government Obligations Portfolio and Investment Portfolio may each enter into forward commitments to sell Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the Portfolio’s MBS holdings.

Securities Lending. Each Portfolio may seek to earn income, and Government Obligations Portfolio and Investment Portfolio may seek to enhance total return, by lending portfolio holdings to broker-dealers or other institutional borrowers. A Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the holdings loaned, or all or a portion of the interest on investment of the collateral, if any. The Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the holdings loaned if the borrower of the holdings fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes that the expected returns, net of expenses, justify the attendant risk. In the case of each Portfolio, except Government Obligations Portfolio and Investment Portfolio, collateral received in exchange for loans is expected to be invested in an affiliated money market fund. Government Obligations Portfolio and

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Investment Portfolio may engage in securities lending for total return as well as for income, and may invest the collateral received from loans in securities in which it may invest. Upon return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and it may be required to liquidate portfolio securities in order to do so. To the extent that the portfolio securities acquired with such collateral by Government Obligations Portfolio or Investment Portfolio have decreased in value, it may result in such Portfolios realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. A Portfolio also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Portfolio would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

Borrowing. Government Obligations Portfolio and Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. A Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds.

Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio may borrow amounts up to one-third of the value of a Portfolio’s total assets (including assets acquired using borrowings), but will not borrow more than 5% of the value of total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The foregoing Portfolios may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of their total assets.

Illiquid Securities. A Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of ^1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

As a result of market events certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions, mortgage- and asset-backed securities and short-term asset-backed commercial paper, became very illiquid in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyer, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.

Temporary Investments. A Portfolio may temporarily invest in cash and cash equivalents, which may be inconsistent with the Fund’s investment objective, pending the making of other investments or as a reserve to service redemptions and repurchases of shares. While temporarily invested or otherwise, a Portfolio may not achieve its investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders. For more information, see “Strategies and Risks” in the Statement of Additional Information.

Portfolio Turnover. The annual portfolio turnover rate of Boston Income Portfolio and High Income Opportunities Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance, with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Eaton Vance serves as investment adviser to Diversified Income Fund and Low Duration Fund. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage over $120 billion on behalf of mutual funds, institutional clients and individuals. The investment advisers manage investments pursuant to an investment advisory agreement. Each Fund is allocated its pro rata share of the advisory fee paid by the Portfolio(s) in which it invests. Information about portfolio managers and advisory fees is set forth below. If a Fund or Portfolio invests in Cash Management Portfolio (an affiliated money market fund)("CMP"), the portion of CMP’s advisory fee allocable to that fund or portfolio will be credited against that Fund’s or Portfolio’s advisory fee.

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Boston Income Portfolio. Under Boston Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month. BMR has contractually agreed to reduce its advisory fee pursuant to two Fee Reduction Agreements as follows: on assets of $1.5 billion but less than $2 billion, the advisory fee is 0.60%; on assets of $2 billion but less than $5 billion, the advisory fee is 0.575%; and for assets of $5 billion or more, the advisory fee is 0.555% . These contractual fee reductions cannot be terminated or decreased without the approval of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^62%.

Michael Weilheimer and Thomas Huggins co-manage the Portfolio. Mr. Weilheimer managed the Eaton Vance Income Fund of Boston, the predecessor to the Portfolio, from January 1, 1996 to inception of the Portfolio. Thomas Huggins co-managed the Eaton Vance Income Fund of Boston from January 1, 2000 to inception of the Portfolio. Messrs. Weilheimer and Huggins manage or co-manage other Eaton Vance portfolios, and are Vice Presidents of Eaton Vance and BMR.

Diversified Income Fund. Eaton Vance does not receive a fee for serving as the Fund’s investment adviser. ^Under the supervision of the Chief Income Investment Officer, Payson F. Swaffield, the investment team of Mark Venezia, Susan Schiff, Christine Johnston, Scott Page, Craig Russ and Michael Weilheimer are responsible for the overall management of the Fund’s investments. Each of the foregoing persons has been involved in the Fund’s management since it commenced operations, except that Ms. Johnston became a member of the investment team on March 1, 2006 and Mr. Russ joined the team on November 7, 2007. All are Vice Presidents of Eaton Vance and BMR and manage or co-manage other Eaton Vance portfolios and/or funds. All have been employed by Eaton Vance for more than five years.

Floating Rate Portfolio. Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equivalent to 0.575% annually of the average daily net assets of the Portfolio up to $1 billion, which fee is reduced on assets of $1 billion and more as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%

If the Portfolio’s average daily net assets exceed $5 billion but are less than $10 billion, the fee remains at 0.480%; however, if average daily net assets exceed $10 billion, the fee is equivalent to 0.460% .

For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^52%. Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively. Messrs. Page and Russ also manage other floating rate loan portfolios.

Government Obligations Portfolio. Under Government Obligations Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually of average daily net asset of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.73% .

Susan Schiff is portfolio manager of Government Obligations Portfolio. Ms. Schiff has managed the Portfolio since it commenced operations. Ms. Schiff is a Vice President of Eaton Vance and BMR and manages other Eaton Vance portfolios.

High Income Opportunities Portfolio. Under High Income Opportunities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories:

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

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For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^61%.

Michael Weilheimer and Thomas Huggins co-manage High Income Opportunities Portfolio. Mr. Weilheimer has managed the Portfolio since January 1, 1996. Thomas Huggins has co-managed the Portfolio since January 1, 2000. Additional information about Messrs. Weilheimer and Huggins appears under “Boston Income Portfolio” above.

Investment Portfolio. Under Investment Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.50% . Susan Schiff is portfolio manager of Investment Portfolio. Additional information about Ms. Schiff appears under “Government Obligations Portfolio” above.

Low Duration Fund. Under the Fund’s investment advisory and administrative agreement, Eaton Vance receives a monthly fee equivalent to 0.15% annually of the average daily net assets of the Fund. Eaton Vance and the Fund entered into a fee reduction agreement pursuant to which Eaton Vance agreed to waive its annual advisory and administration fee in its entirety. This fee waiver cannot be eliminated or decreased without the approval of the Fund’s Board of Trustees and shareholders and is intended to continue indefinitely.

^Susan Schiff is portfolio manager of Low Duration Fund. Ms. Schiff has managed or co-managed the Fund since it commenced operations. Additional information about Ms. Schiff appears under “Government Obligations Portfolio” above.

^

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the investment advisory agreement with regard to Low Duration Fund, Diversified Income Fund and each Portfolio.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of its Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Most seasoned 30-year fixed-rate MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by

21

dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The investment adviser uses independent pricing services to value most loans and other debt securities at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations.

In certain situations, the investment adviser may use the fair value of a security or loan if a security or loan is not priced by a pricing service, the pricing services’ price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities may trade on days when Fund shares are not priced, the value of securities held by a Fund or Portfolio can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or a pricing service’s price is deemed unreliable. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

^

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as certain high yield bonds and Senior Loans owned by a Portfolio, or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable

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(see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A shares of High Income Opportunities Fund and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax
Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

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Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% (2.25% for Low Duration Fund). This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 ($100,000 for Low Duration Fund) or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares of High Income Opportunities Fund are subject to a 1% redemption fee if redeemed or excahnged within 90 days of the settlement of the purchase. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on the Fund’s other classes of shares because Class A has lower annual expenses than those classes.^

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six (four years for Low Duration Fund) years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six (four years for Low Duration Fund) years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares after eight years (four years for Low Duration Fund). Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% (0.85% for Low Duration Fund) annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated

24

intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

For Diversified Income Fund,	Sales Charge*	Sales Charge*	Dealer Commission
Government Obligations Fund and High Income Opportunities Fund	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	1.00%
^
	Sales Charge*	Sales Charge*	Dealer Commission
For Low Duration Fund	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00**	0.00**	1.00%

*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase  amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 ($100,000 for Low Duration Fund) or more^. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $25,000 ($100,000 for Low Duration Fund) or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A

25

statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each Class (except Class R) is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

For Diversified Fund, Government Obligations
Fund and High Income Opportunities Fund		Low Duration Fund

Year of Redemption		Year of Redemption
After Purchase	CDSC	After Purchase	CDSC

First or Second	5%	First	3.0%	CDSCs are based on the lower of the net asset value at
Third	4%	Second	2.5%	the time of purchase or at the time of redemption.
Fourth	3%	Third	2.0%	Shares acquired through the reinvestment of
Fifth	2%	Fourth	1.0%	distributions are exempt from the CDSC. Redemptions
Sixth	1%	Fifth or following	0%	are made first from shares that are not subject to a
Seventh or following	0%			CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight ^years (four years for Low Duration Fund), ^Class B shares automatically convert to Class A shares. ^Class B shares ^acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B, Class C and Class R shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% (0.60% for Low Duration Fund’s Class C shares) of average daily net assets annually. Class R shares ^pay ^distribution ^fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R shares ^could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% for Low Duration Fund) and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% (0.50% for Low Duration Fund) of the value of Class C shares in annual distribution fees. Class B, Class C and Class R also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter typically receives Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. After the sale of Class R shares, the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

High Income Opportunities Fund Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

^

27

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option	^Distributions are paid in cash and capital gains are reinvested in additional shares.

•Cash Option	^Distributions are paid in cash.

•Exchange Option	^Distributions are reinvested in additional shares of any class of another Eaton
Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of High Income Opportunities Fund Class A shares within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class A shares, Eaton Vance Cash Management Fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

28

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Each Fund expects that its distributions will consist primarily of ordinary income. Taxes on distributions of capital gains are determined by how long a Portfolio or Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of High Income Opportunities Fund’s distributions may be eligible for the dividends received deduction for corporations.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Portfolio’s investments in foreign securities may be subject to foreign withholding ^taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) which would decrease Fund returns on such securities. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

29

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the ^table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm, except that ^for Diversified Income Fund, Government Obligations Fund and Low Duration Fund information prior to the fiscal year ended ^October 31, 2007 was audited by ^another independent registered public accounting firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^

	Diversified Income Fund

	Year ended October 31,

	2008			2007

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 9.630	$ 9.620	$ 9.620	$ 9.770	$ 9.760	$ 9.770

Income (loss) from operations
Net investment income(2)	$ 0.568	$ 0.500	$ 0.500	$ 0.593	$ 0.520	$ 0.520
Net realized and unrealized gain (loss)	(1.977)	(1.977)	(1.978)	(0.095)	(0.095)	(0.105)

Total income (loss) from operations	$ (1.409)	$ (1.477)	$ (1.478)	$ 0.498	$ 0.425	$ 0.415

Less distributions
From net investment income	$ (0.588)	$ (0.524)	$ (0.523)	$ (0.638)	$ (0.565)	$ (0.565)
Tax return of capital	(0.033)	(0.029)	(0.029)	—	—	—

Total distributions	$ (0.621)	$ (0.553)	$ (0.552)	$ (0.638)	$ (0.565)	$ (0.565)

Net asset value - End of period	$ 7.600	$ 7.590	$ 7.590	$ 9.630	$ 9.620	$ 9.620

Total Return (3)	(15.48)%	(16.13)%	(16.13)%	5.22%	4.44%	4.33%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,030	$28,616	$120,654	$200,163	$38,986	$182,197
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.14%	1.88%	1.88%	1.10%	1.85%	1.85%
Net investment income	6.22%	5.48%	5.48%	6.08%	5.35%	5.34%
Portfolio Turnover of Boston Income Portfolio	54%	54%	54%	84%	84%	84%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%
Portfolio Turnover of Government Obligations Portfolio	19%	19%	19%	23%	23%	23%

(see footnotes on next page)

30

Financial Highlights (continued)

	Diversified Income Fund

	Year ended October 31,			Period ended October 31,

	2006			2005(1)

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 9.760	$ 9.750	$ 9.750	$10.000	$10.000	$10.000

Income (loss) from operations
Net investment income(2)	$ 0.561	$ 0.488	$ 0.489	$ 0.430	$ 0.365	$ 0.362
Net realized and unrealized gain (loss)	0.086	0.085	0.095	(0.108)	(0.120)	(0.117)

Total income (loss) from operations	$ 0.647	$ 0.573	$ 0.584	$ 0.322	$ 0.245	$ 0.245

Less distributions
From net investment income	$ (0.637)	$ (0.563)	$ (0.564)	$ (0.562)	$ (0.495)	$ (0.495)
Tax return of capital	—	—	—	—	—	—

Total distributions	$ (0.637)	$ (0.563)	$ (0.564)	$ (0.562)	$ (0.495)	$ (0.495)

Net asset value - End of period	$ 9.770	$ 9.760	$ 9.770	$ 9.760	$ 9.750	$ 9.750

Total Return (3)	6.84%	6.05%	6.16%	3.29%(9)	2.49%(9)	2.49%(9)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,830	$31,827	$135,880	$86,858	$21,926	$89,806
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.09%	1.84%	1.84%	1.17%(6)(7)	1.92%(6)(7)	1.92%(6)(7)
Net investment income	5.75%	5.01%	5.02%	4.84%(6)	4.11%(6)	4.08%(6)
Portfolio Turnover of Boston Income Portfolio	68%	68%	68%	71%(8)	71%(8)	71%(8)
Portfolio Turnover of Floating Rate Portfolio	50%	50%	50%	57%(8)	57%(8)	57%(8)
Portfolio Turnover of Government Obligations Portfolio	2%	2%	2%	30%(8)	30%(8)	30%(8)

(1)	For the period from the start of business, December 7, 2004, to October 31, 2005.
(^2)	^ Computed using average shares outstanding.
^
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(^6)	Annualized.
(^7)	The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).
(8)	For the Portfolio’s fiscal year ended October 31, 2005.
(^9)	Not annualized.

31

Financial Highlights (continued)^

	Government Obligations Fund

	Year Ended October 31,

	2008				2007

	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R

Net asset value - Beginning of period	$ 7.160	$ 7.160	$ 7.150	$ 7.130	$ 7.200	$ 7.200	$ 7.190	$ 7.170

Income (loss) from operations
Net investment income(2)	$ 0.297	$ 0.245	$ 0.243	$ 0.276	$ 0.300	$ 0.247	$ 0.247	$ 0.280
Net realized and unrealized gain (loss)	0.020	0.018	0.020	0.032	0.053	0.053	0.053	0.054

Total income (loss) from operations	$ 0.317	$ 0.263	$ 0.263	$ 0.308	$ 0.353	$ 0.300	$ 0.300	$ 0.334

Less distributions
From net investment income	$ (0.367)	$ (0.313)	$ (0.313)	$(0.348)	$ (0.391)	$ (0.338)	$ (0.338)	$(0.372)
Tax return of capital	—	—	—	—	(0.002)	(0.002)	(0.002)	(0.002)

Total distributions	$ (0.367)	$ (0.313)	$ (0.313)	$(0.348)	$ (0.393)	$ (0.340)	$ (0.340)	$ 0.374)

Net asset value - End of period	$ 7.110	$ 7.110	$ 7.100	$ 7.090	$ 7.160	$ 7.160	$ 7.150	$ 7.130

Total Return (3)	4.45%	3.67%	3.67%	4.33%	5.05%	4.27%	4.27%	4.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$362,311	$146,987	$171,302	$ 827	$245,687	$162,159	$115,460	$ 245
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.19%	1.94%	1.94%	1.44%	1.22%	1.97%	1.97%	1.47%
Net investment income	4.09%	3.37%	3.35%	3.82%	4.19%	3.45%	3.45%	3.93%
Portfolio Turnover of the Portfolio	19%	19%	19%	19%	23%	23%	23%	23%

(see footnotes on page 34)

32

^Financial Highlights (continued)

	Government Obligations Fund (continued)

								Period Ended
	Year Ended October 31,							October 31,

	2006				2005			2005(1)

	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R

Net asset value - Beginning of period	$ 7.340	$ 7.340	$ 7.340	$ 7.320	$ 7.740	$ 7.740	$ 7.730	$ 7.430

Income (loss) from operations
Net investment income(2)	$ 0.266	$ 0.213	$ 0.157	$ 0.214	$ 0.212	$ 0.156	$ 0.157	$ 0.083
Net realized and unrealized gain (loss)	0.037	0.035	(0.085)	0.060	(0.090)	(0.094)	(0.085)	(0.091)

Total income (loss) from operations	$ 0.303	$ 0.248	$ 0.238	$ 0.274	$ 0.122	$ 0.062	$ 0.072	$(0.008)

Less distributions
From net investment income	$ (0.424)	$ (0.369)	$ (0.369)	$(0.405)	$ (0.519)	$ (0.459)	$ (0.459)	$(0.099)
Tax return of capital	(0.019)	(0.019)	(0.019)	(0.019)	(0.003)	(0.003)	(0.003)	(0.003)

Total distributions	$ (0.443)	$ (0.388)	$ (0.388)	$(0.424)	$ (0.522)	$ (0.462)	$ (0.462)	$(0.102)

Net asset value - End of period	$ 7.200	$ 7.200	$ 7.190	$ 7.170	$ 7.340	$ 7.340	$ 7.340	$ 7.320

Total Return (3)	4.28%	3.50%	3.36%	3.87%	2.03%(4)	1.15%(4)	1.16%(4)	(0.12)%(8)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$251,751	$215,850	$129,963	$ 235	$291,931	$291,079	$182,214	$ 2
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.20%	1.95%	1.95%	1.45%	1.18%	1.93%	1.93%	1.43%(7)
Net investment income	3.69%	2.95%	2.95%	3.01%	2.82%	2.07%	2.08%	4.57%(7)
Portfolio Turnover of the Portfolio	2%	2%	2%	2%	30%	30%	30%	30%

(see footnotes on next page)

33

Financial Highlights (continued)^

	Government Obligations Fund (continued)

	Period Ended October 31,			Year Ended December 31,

	2004(1)			2003

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 8.050	$ 8.040	$ 8.040	$ 8.620	$ 8.610	$ 8.610

Income (loss) from operations
Net investment income(2)	$ 0.215	$ 0.166	$ 0.166	$ 0.159	$ 0.096	$ 0.096
Net realized and unrealized gain (loss)	(0.065)	(0.060)	(0.070)	(0.177)	(0.179)	(0.179)

Total income (loss) from operations	$ 0.150	$ 0.106	$ 0.096	$ (0.018)	$ (0.083)	$ (0.083)

Less distributions
From net investment income	$ (0.460)	$ (0.406)	$ (0.406)	$ (0.548)	$ (0.483)	$ (0.483)
Tax return of capital	—	—	—	(0.004)	(0.004)	(0.004)

Total distributions	$ (0.460)	$ (0.406)	$ (0.406)	$ (0.552)	$ (0.487)	$ (0.487)

Net asset value - End of period	$ 7.740	$ 7.740	$ 7.730	$ 8.050	$ 8.040	$ 8.040

Total Return (3)	1.91%(8)	1.35%(8)	1.22%(8)	(0.35)%	(1.03)%	(1.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$354,083	$390,836	$272,000	$435,022	$555,947	$436,960
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.13%(7)	1.88%(7)	1.88%(7)	1.06%	1.81%	1.81%
Net investment income	3.27%(7)	2.52%(7)	2.52%(7)	1.90%	1.15%	1.15%
Portfolio Turnover of the Portfolio	5%	5%	5%	67%	67%	67%

(1)	For the ten-month period ended October 31, 2004 for Class A, B and C, and for the period from the commencement of operations, August 12, 2005, to October 31, 2005 for Class R.
(^2)	^Computed using average shares outstanding.
^
(^3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(^4)	Total return reflects an increase of 0.31% for Class A; 0.24% for Class B and 0.11% for Class C due to the change in the timing of the payment and reinvestment of distributions.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Not annualized.

34

Financial Highlights (continued) ^

	High Income Opportunities Fund

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 5.130	$ 5.120	$ 5.110	$ 5.230	$ 5.220	$ 5.220	$ 5.100	$ 5.080	$ 5.080

Income (loss) from operations
Net investment income(1)	$ 0.419	$ 0.383	$ 0.383	$ 0.418	$ (0.379)	$ 0.378	$ 0.401	$ 0.363	$ 0.363
Net realized and unrealized gain (loss)	(1.823)	(1.826)	(1.816)	(0.105)	(0.107)	(0.116)	0.142	0.149	0.149

Total income (loss) from operations	$ (1.404)	$ (1.443)	$ (1.433)	$ 0.313	$ 0.272	$ 0.262	$ 0.543	$ 0.512	$ 0.512

Less distributions
From net investment income	$ (0.416)	$ (0.377)	$ (0.377)	$ (0.413)	$ (0.372)	$ (0.372)	$ (0.413)	$ (0.372)	$ (0.372)
Tax return of capital	(0.000)(3)	(0.000)(3)	(0.000)(11)	—	—	—	—	—	—

Total distributions	$ (0.416)	$ (0.377)	$ (0.377)	$ (0.413)	$ (0.372)	$ (0.372)	$ (0.413)	$ (0.372)	$ (0.372)

Redemption fees(1)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)

Net asset value - End of period	$ 3.310	$ 3.300	$ 3.300	$ 5.130	$ 5.120	$ 5.110	$ 5.230	$ 5.220	$ 5.220

Total Return (4)	(29.26)%	(29.93)%	(29.79)%	6.11%	5.30%	5.09%	11.04%	10.41%	10.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$161,603	$89,480	$89,841	$245,508	$221,436	$162,153	$199,812	$305,519	$172,200
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(9)	1.11%	1.86%	1.86%	1.04%	1.78%	1.79%	0.97%	1.72%	1.72%
Net investment income	9.06%	8.23%	8.28%	7.98%	7.23%	7.22%	7.77%	7.05%	7.05%
Portfolio Turnover of the Portfolio	48%	48%	48%	81%	81%	81%	62%	62%	62%

(see footnotes on next page)

35

Financial Highlights (continued)^

	High Income Opportunities Fund (continued)

				Period Ended
	Year Ended October 31,			October 31,	Year Ended October 31,

	2005			2004(2)	2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 5.210	$ 5.200	$ 5.200	$ 5.230	$ 5.050	$ 5.050

Income (loss) from operations
Net investment income(1)	$ 0.402	$ 0.363	$ 0.363	$ 0.262	$ 0.392	$ 0.389
Net realized and unrealized gain (loss)	(0.095)	(0.106)	(0.107)	(0.001)	0.169	0.171

Total income (loss) from operations	$ 0.307	$ 0.257	$ 0.256	$ 0.261	$ 0.561	$ 0.560

Less distributions
From net investment income	$ (0.417)	$ (0.377)	$ (0.376)	$ (0.281)	$ (0.411)	$ (0.410)

Total distributions	$ (0.417)	$ (0.377)	$ (0.376)	$ (0.281)	$ (0.411)	$ (0.410)

Redemption fees(1)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)	$ 0.000(3)

Net asset value - End of period	$ 5.100	$ 5.080	$ 5.080	$ 5.210	$ 5.200	$ 5.200

Total Return(4)	6.01%	5.34%(5)	5.32%(5)	5.20%(8)	11.55%	11.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$165,125	$370,036	$188,454	$150,042	$474,861	$239,308
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(9)	0.97%	1.72%	1.72%	0.96%(7)	1.71%	1.71%
Net investment income	7.70%	6.95%	6.96%	7.98%(7)	7.60%	7.56%
Portfolio Turnover of the Portfolio	62%	62%	62%	80%(10)	80%	80%

(1) ^Computed using average shares outstanding.

(2) For the period from the commencement of offering of Class A shares, March 11, 2004, to October 31, 2004.

(3) Amounts represent less than $0.0005.

(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5) Total return reflects an increase of 0.33% for Class B and 0.20% for Class C due to a change in the timing of the payment and reinvestment of distributions.

(6) Includes the Fund’s share of the Portfolio’s allocated expenses.

(7) Annualized.

(8) Not annualized. ^

(9) Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10) For the year ended October 31, 2004.

36

Financial Highlights (continued) ^

	Low Duration Fund

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 8.990	$ 9.000	$ 9.000	$ 9.060	$ 9.060	$ 9.060	$ 9.220	$ 9.210	$ 9.220

Income (loss) from operations
Net investment income(2)	$ 0.344	$ 0.290	$ 0.299	$ 0.397	$ 0.330	$ 0.342	$ 0.333	$ 0.266	$ 0.277
Net realized and unrealized gain (loss)	(0.191)	(0.208)	(0.203)	0.028	0.036	0.038	0.002	0.010	0.003

Total income (loss) from operations	$ 0.153	$ 0.082	$ 0.096	$ 0.425	$ 0.366	$ 0.380	$ 0.335	$ 0.276	$ 0.280

Less distributions
From net investment income	$ (0.423)	$(0.352)	$ (0.366)	$ (0.482)	$(0.413)	$ (0.427)	$ (0.495)	$(0.426)	$ (0.440)
Tax return of capital	—	—	—	(0.013)	(0.013)	(0.013)	—	—	—

Total distributions	$ (0.423)	$(0.352)	$ (0.366)	$ (0.495)	$(0.426)	$ (0.440)	$ (0.495)	$(0.426)	$ (0.440)

Net asset value - End of period	$ 8.720	$ 8.730	$ 8.730	$ 8.990	$ 9.000	$ 9.000	$ 9.060	$ 9.060	$ 9.060

Total Return(3)	1.65%	0.85%	1.02%	4.82%	4.14%	4.30%	3.74%	3.07%	3.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,284	$ 7,290	$34,447	$20,998	$ 3,367	$16,298	$21,157	$ 6,491	$14,937
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.00%	1.75%	1.60%	1.17%	1.92%	1.78%	1.29%	2.04%	1.89%
Net investment income	3.83%	3.22%	3.32%	4.40%	3.66%	3.80%	3.65%	2.91%	3.04%
Portfolio Turnover of Investment Portfolio	24%	24%	24%	35%	35%	35%	46%	46%	46%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%	50%	50%	50%
Portfolio Turnover of Government Obligations Portfolio	19%	19%	19%	n/a	n/a	n/a	2%	2%	2%

(see footnotes on next page)

37

^Financial Highlights (continued)

	Low Duration Fund (continued)

	Year Ended October 31,			Period Ended October 31,			Year Ended December 31,

	2005			2004(1)			2003

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 9.420	$ 9.420	$ 9.420	$ 9.590	$ 9.590	$ 9.590	$ 9.990	$ 9.990	$ 9.980

Income (loss) from operations
Net investment income(2)	$ 0.224	$ 0.153	$ 0.167	$ 0.142	$ 0.083	$ 0.095	$ 0.098	$ 0.024	$ 0.040
Net realized and unrealized gain (loss)	(0.033)	(0.043)	(0.033)	(0.027)	(0.028)	(0.028)	(0.120)	(0.121)	(0.112)

Total income (loss) from operations	$ 0.191	$ 0.110	$ 0.134	$ 0.115	$ 0.055	$ 0.067	$ (0.022)	$ (0.097)	$ (0.072)

Less distributions
From net investment income	$ (0.391)	$(0.320)	$ (0.334)	$ (0.285)	$ (0.225)	$ (0.237)	$ (0.378)	$ (0.303)	$ (0.318)

Total distributions	$ (0.391)	$(0.320)	$ (0.334)	$ (0.285)	$ (0.225)	$ (0.237)	$ (0.378)	$ (0.303)	$ (0.318)

Net asset value - End of period	$ 9.220	$ 9.210	$ 9.220	$ 9.420	$ 9.420	$ 9.420	$ 9.590	$ 9.590	$ 9.590

Total Return(3)	2.06%	1.18%	1.45%	1.22%(8)	0.58%(8)	0.71%(8)	(0.23)%	(0.98)%	(0.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,876	$ 9,704	$25,050	$38,147	$14,022	$34,495	$63,709	$17,547	$55,078
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.24%	1.99%	1.84%	1.20%(7)	1.95%(7)	1.80%(7)	1.21%	1.96%	1.81%
Net investment income	2.41%	1.64%	1.79%	1.80%(7)	1.05%(7)	1.20%(7)	1.00%	0.25%	0.41%
Portfolio Turnover of Investment Portfolio	67%	67%	67%	92%	92%	92%	43%	43%	43%
Portfolio Turnover of Floating Rate Portfolio	57%	57%	57%	67%	67%	67%	n/a	n/a	n/a
Portfolio Turnover of the Government Obligations
Portfolio	30%	30%	30%	5%	5%	5%	67%	67%	67%

(1) ^For the ten-month period ended October 31, 2004.

(2) ^Computed using average shares outstanding.

^

(^3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested^.

(^4) Includes the Fund’s share of the Portfolios’ allocated expenses.

(^5) The investment adviser waived all or a portion of its investment adviser and administration fees ^and/or the administrator reimbursed expenses (equal to 0.^30%, 0.^39%, 0.15%, 0.^15%, 0.^11% and ^0.^02% of average daily net assets for the years ended October 31, 2008, 2007, 2006 and 2005, the period ended October 31, 2004 and the year ended December 31, ^2003, ^respectively).^

(6) Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7) Annualized.

(8) Not annualized.

38

^ Appendix A

Portfolio Credit Quality. Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio primarily invest in securities or Senior Loans that are rated lower than investment grade as described above. The following tables shows the general credit quality composition of each Portfolio’s investments as of October 31, ^2008.

Portfolio	S&P1	Moody’s1	Fitch[1]	Value	%

Boston Income Portfolio	AAA	Aaa	AAA
	AA	Aa	AA	^ ^	^ ^
	A	A	A
	BBB	Baa	BBB	$^30,^090,^812	^2.^1%
	BB	Ba	BB	^201,^335,^673	^14.^4%
	B	B	B	^853,^688,953^	^60.^9%
	CCC	Caa	CCC	^240,^022,^444	^17.^1%
	CC	Ca	CC
	C	C	C	21,188	0.0%
	D		D	396,880	0.0%
	Unrated			^76,^923,^582	5.^5%
Total				$1,^402,^479,^532	100.00%

Portfolio	S&P1	Moody’s1	Fitch[1]	Value	%

Floating Rate Portfolio	AAA	Aaa	AAA
	AA	Aa	AA
	A	A	A
	BBB	Baa	BBB	$^52,^403,^581	^1.^7%
	BB	Ba	BB	^1,^362,^799,^588	^44.^5%
	B	B	B	^1,^098,^023,^578	^35.^8%
	CCC	Caa	CCC	^70,^790,^803	^2.3%
	CC	Ca	CC
	D		D
	Unrated			^480,^212,935^	^15.^7%
Total				$^3,^064,^230,^465	100.0%

Portfolio	S&P1	Moody’s1	Fitch[1]	Value	%

High Income Opportunitities
Portfolio	AAA	Aaa	AAA
	AA	Aa	AA
	A	A	A
	BBB	Baa	BBB	$^5,^650,^337	^1.^2%
	BB	Ba	BB	^54,^179,^325	^11.^5%
	B	B	B	^292,^216,^402	^62.^2%^
	CCC	Caa	CCC	^91,^443,^185	^19.^4%
	CC	Ca	CC
	C	C	C	10,125	0.0%
	D		D	259,600	0.1%
	Unrated			^26,^364,^283	^5.^6%^
Total				^$^470,^123,^257	100.00%

[1]	The higher of S&P’s, Moody’s or Fitch’s ratings on a Portfolio’s investments has been used. S&P and Fitch rating categories may be modified further by a plus (+) or minus (–). Moody’s rating categories may be modified further by a 1, 2 or 3.

39

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services ^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Funds’ Investment Company Act No. is 811-04015		DGHLP
^2568-3/09	© ^2009 Eaton Vance Management

Eaton Vance Dividend Income Fund A diversified fund seeking total return

Eaton Vance International Equity Fund A mutual fund investing in a diversified portfolio of foreign equity securities

Eaton Vance Large-Cap Core Research Fund A diversified fund seeking long-term capital appreciation

Eaton Vance Structured Emerging Markets Fund A diversified fund investing in emerging market stocks

Prospectus Dated March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Performance Information	5
Dividend Income Fund	5
International Equity Fund	6
Large-Cap Core Research Fund	7
Structured Emerging Markets Fund	8
Fund Fees and Expenses	9
Investment Objectives & Principal Policies and Risks	12
Management and Organization	^17
Valuing Shares	18
Purchasing Shares	^19
Sales Charges	22
Redeeming Shares	24
Shareholder Account Features	25
Tax Information	^27
Financial Highlights	28
Dividend Income Fund	28
International Equity Fund	29
Large-Cap Core Research Fund	30
Structured Emerging Markets Fund	31

2

Fund Summaries

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Dividend Income Fund. Dividend Income Fund’s investment objective is to achieve total return for its shareholders. The Fund invests primarily in a diversified portfolio of common and preferred stocks that pay dividends. In selecting securities, the Fund primarily seeks stocks that produce attractive levels of dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may at times invest 25% or more of its assets in each of the utilities and financial services sectors of the market. The Fund may invest up to 20% of its net assets in fixed-income securities. The Fund may invest up to 35% of its assets in foreign securities, some of which may be located in emerging market countries.

Eaton Vance International Equity Fund. International Equity Fund’s investment objective is to achieve total return for its shareholders. The Fund invests in a diversified portfolio of foreign equity securities. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“EAFE”) Index. The EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-one countries. The Fund normally invests at least 80% of its net assets in foreign equity securities.

Eaton Vance Large-Cap Core Research Fund (formerly, Eaton Vance Equity Research Fund). Large-Cap Core Research Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies. Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the Standard & Poor’s 500 Index (the “S&P 500”), a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

The portfolio securities of Large-Cap Core Research Fund are selected by the investment adviser equity research analysts, with each analyst responsible for Fund investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the weightings of the S&P 500 as a benchmark.

Eaton Vance Structured Emerging Markets Fund. Structured Emerging Market Fund’s investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries. Emerging market countries are generally countries that are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the “World Bank”) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The portfolio manager may identify other emerging market countries on the basis of market capitalization and liquidity and may consider emerging market issuers based on their inclusion (or consideration for inclusion) as emerging market issuers in one or more broad-based market indices. Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.

Structured Emerging Markets Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This strategy utilitizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers.

Common Practices. Dividend Income Fund may invest up to 35% of its assets, Large-Cap Core Research Fund may invest up to 25% of its assets and International Equity Fund and Structured Emerging Markets Fund may invest without limit in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

3

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks (exchange-listed stocks in emerging market countries in the case of Structured Emerging Markets Fund), the value of a Fund’s shares will also likely decline. Changes in stock market ^values, especially in emerging market ^countries, can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Large-Cap Core Research Fund, International Equity Fund and Structured Emerging Markets Fund seek to minimize volatility by diversifying their holdings among many companies and industries. Structured Emerging Markets Fund also diversifies its holdings among many countries. Because each Fund invests in foreign securities, the value of Fund shares may be affected by changes in currency rates or exchange ^control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic monetary policies (in this country or abroad), relations between nations and trading, settlement, custodial and other ^operations risks. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. The use of dividend capture strategies by Dividend Income Fund will expose the Fund to increased trading costs and greater potential for capital loss or gain.

Because ^Dividend Income Fund ^may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in ^prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. Dividend Income Fund’s ^investment in preferred stocks may ^also be sensitive to changes in interest ^rates. When interest rates rise, the value of such securities will generally fall. Because the Fund invests in preferred stocks, the Fund’s net asset value may decline if interest rates rise. Interest rates are currently low relative to historic levels. Common stocks may also be influenced by changes in interest rates. The Fund’s ability to distribute income to shareholders will substantially depend on the yields available on common and preferred stocks. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Because Dividend Income Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of sectors. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Because Structured Emerging Markets Fund invests predominantly in foreign securities of companies located in emerging market countries, Fund shares are sensitive to factors affecting such companies. Because securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States, Fund share values will be more volatile. Emerging market countries are either comparatively underdeveloped or in the process of becoming developed. Investment in emerging market countries typically involves greater price volatility than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Although depositary receipts have similar risks, unsponsored receipts may also involve higher expenses, may not pass through voting and other shareholder rights, and may be less liquid than receipts sponsored by issuers of the underlying securities. Each of the other Funds will be subject to risks described above to the extent they invest in emerging market countries.

No Fund is a complete investment ^program, and you may lose money by investing. There is no guarantee that a Fund will be able to achieve its investment objective. Shareholders should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Eaton Vance Dividend Income Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of value stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

For the period from December 31, 2005 through December 31, 2008, the highest quarterly total return for the Fund was ^8.50% for the quarter ended ^December 31, 2006, and the lowest quarterly return was ^–16.88% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Life of Fund

Class A Return Before Taxes	^–37.72%	^–5.37%
Class A Return After Taxes on Distributions	^–39.16%	^–6.82%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–23.75%	^–4.69%
Class C Return Before Taxes	^–35.08%	^–4.33%
Class I Return Before Taxes	^–33.79%	^–3.28%
Class R Return Before Taxes	^–34.08%	^–3.69%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	^–36.85%	^–7.92%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class R and Class I shares generally have no sales charge. Life of Fund returns are calculated from November 30, 2005. Class A and Class C commenced operations on November 30, 2005 and Class I and Class R commenced operations on January 31, 2006. ^Total return prior to the commencement of Class I and Class R reflects the return of ^Class A. Prior returns are ^adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, ^returns would be different. The Russell 1000 Value Index is a broad-based, unmanaged index of value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

5

Eaton Vance International Equity Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based unmanaged market index of international stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the period from December 31, 2006 through December 31, 2008, the highest quarterly total return for the Fund was ^8.22% for the quarter ended ^June 30, 2007, and the lowest quarterly return was ^–23.88% for the quarter ended ^September 30, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Life of Fund

Class A Return Before Taxes	^–48.39%	^–12.91%
Class A Return After Taxes on Distributions	^–48.42%	^–13.00%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–31.14%	^–10.60%
Class C Return Before Taxes	^–46.17%	^–11.58%
Class I Return Before Taxes	^–45.08%	^–10.69%
Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index (reflects
net dividends, which reflect the deduction of withholding taxes)	^–43.38%	^–8.26%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class C. Class I shares generally have no sales charge. Class A, Class C and Class I commenced operations on May 31, 2006. Life of Fund returns are calculated from May 31, 2006. The MSCI EAFE Index is a broad-based, unmanaged market index of international stocks. Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Large-Cap Core Research Fund (formerly Eaton Vance Equity Research Fund)

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If a sales charge was reflected, the returns would be lower. The table contains the returns for Class A shares and a comparison to the performance of a broad-based index of domestic equity stocks. No performance is shown for Class I shares because Class I has not ^completed a full calendar year of operations. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.^

For the period from December 31, 2001 through December 31, 2008, the highest quarterly total return for Class A was ^14.59% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^–18.04% for the quarter ended December 31, 2008.

	One	Five	Life of
Average Annual Total Return as of December 31, 2008	Year	Years	Fund

Class A Return Before Taxes	^–36.05%	^0.28%	^ 0.15%
Class A Return After Taxes on Distributions	^–36.11%	^–0.10%	^–0.12%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–23.36%	^0.33%	^ 0.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^–36.99%	^–2.19%	^–1.4%

These returns reflect the maximum sales charge (5.75%) for Class A. Class A commenced operations November 1, 2001. Life of Fund returns are calculated from November 30, 2001. The S&P 500 Index is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for the S&P 500 Index returns: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Structured Emerging Markets Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of an unmanaged index of common stocks traded in emerging markets. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the period from December 31, 2006 through December 31, 2008, the highest quarterly total return for the Fund was ^13.48% for the quarter ended ^June 30, 2007, and the lowest quarterly return was ^–30.11% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Life of Fund

Class A Return Before Taxes	^–54.53%	^–10.25%
Class A Return After Taxes on Distributions	^–54.50%	^–10.27%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–35.23%	^–8.45%
Class C Return Before Taxes	^–52.61%	^–8.81%
Class I Return Before Taxes	^–51.62%	^–7.90%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	^–53.33%	^–8.43%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class C. Class I shares generally have no sales charge. Class A, Class C and Class I commenced operations on June 30, 2006. Life of Fund returns are calculated from June 30, 2006. The MSCI Emerging Markets Index is an unmanaged index of common stocks traded in emerging markets. Investors cannot invest directly in an Index. (Source for MSCI Emerging Markets Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees for Dividend Income Fund and Large-Cap Core Research Fund
(fees paid directly from your investment)	Class A	Class C(1)	Class I	Class R(1)

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

(1) Dividend Income Fund only.

Shareholder Fees for International Equity Fund and Structured Emerging Markets Fund
(fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)(1)	1.00%	None	1.00%

(1) For Class A and Class I shares redeemed or exchanged within 90 days of the settlement of purchase.

Annual Fund Operating Expenses for Dividend Income Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class C	Class I	Class R

Management Fees	^0.80%	^0.80%	^0.80%	^0.80%
Distribution and Service (12b-1) Fees	^0.25%	^1.00%	^n/a	^0.50%
Other Expenses	^0.26%	^0.26%	^0.26%	^0.26%
Total Annual Fund Operating Expenses	^1.31%	^2.06%	^1.06%	^1.56%

^

Annual Fund Operating Expenses for International Equity Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class C	Class I

Management Fees	^1.00%	^1.00%	^1.00%
Distribution and Service (12b-1) Fees	^0.25%	^1.00%	n/a
Other Expenses	^0.81%	^0.81%	^0.81%
Acquired Fund Fees and Expenses(1)	^0.03%	^0.03%	^0.03%
Total Annual Fund Operating Expenses	^2.09%	^2.84%	^1.84%
Less Expense Reimbursement and Fee Reduction(2)	^(0.56)%	^(0.56)%	^(0.56)%
Advisory Fee Reduction(3)	^(0.03)%	^(0.03)%	^(0.03)%
Net Annual Fund Operating Expenses	^1.50%	^2.25%	^1.25%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to International Equity Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes and other investment companies for investment purposes^.
(2)	The investment adviser, sub-adviser and administrator have agreed to limit the Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A, Class C and Class I to 1.50%, 2.25% and 1.25%, respectively. This expense limitation will continue through February 28, ^2010. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
(3)	The investment advisory fee of International Equity Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory ^fee (see "Management and Organization").

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Annual Fund Operating Expenses for Large-Cap Core Research Fund
(expenses that are deducted from Fund assets)	Class A	Class I

Management Fees	^0.80%	^0.80%
Distribution and Service (12b-1) Fees	^0.25%	n/a
Other Expenses^	^1.74%	^1.74%
Acquired Fund Fees and Expenses(^1)	^0.03%	^0.03%
Total Annual Fund Operating Expenses	^2.82%	^2.57%
Less Expense Reimbursement and Fee Reduction(^2)	^(1.54)%	^(1.54)%
Advisory Fee Reduction(^3)	^(0.03)%	^(0.03)%
Net Annual Fund Operating Expenses	^1.25%	^1.00%

(^1)	Reflects the Fund’s portion of the fees and expenses allocated to the Fund in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.
(^2)	Eaton Vance has agreed to limit Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) to 1.25% for Class A and 1.00% for Class I. This expense limitation will continue through February 28, 2010. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.
(^3)	The investment advisory fee of Large-Cap Core Research Fund was reduced by its allocable portion of Cash Management Portfolio’s advisory ^fee (see "Management and Organization").

Annual Fund Operating Expenses for Structured Emerging Markets Fund
(expenses that are deducted from Fund assets)	Class A	Class C	Class I

Management Fees	^1.00%	^1.00%	^1.00%
Distribution and Service (12b-1) Fees	^0.25%	^1.00%	n/a
Other Expenses	^0.45%	^0.45%	^0.45%
Acquired Fund Fees and Expenses(1)	^0.02%	^0.02%	^0.02%
Total Annual Fund Operating Expenses	^1.72%	^2.47%	^1.48%
Less Expense Reimbursement and Fee Reduction(2)	^^(0.10)%	^^(0.10)%	^^(0.10)%
Net Annual Fund Operating Expenses	^1.62%	^2.37%	^1.37%

(1)	Reflects the Fund’s portion of the fees and expenses allocated in connection with its investment in other investment companies for investment purposes. A portion of these fees and expenses are not included in the Financial Highlights tables; accordingly, ^Net Annual Fund Operating Expenses ^do not correlate to the ratio of expenses to average net assets indicated in the Financial Highlights table.
(2)	The investment adviser, sub-adviser and administrator have agreed to limit the Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A, Class C and Class I to 1.^60%, 2.^35% and 1.^35%, respectively. This expense limitation will continue through February 28, ^2010. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

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Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee ^reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Dividend Income Fund	Class A shares	$701	$ 966	$1,252	$2,063
	Class C shares	$309	$ 646	$1,108	$2,390
	Class I shares	$108	$ 337	$ 585	$1,294
	Class R shares	$159	$ 493	$ 850	$1,856
International Equity Fund	Class A shares	$719*	$1,133	$1,571	$2,785
	Class C shares	$328	$ 818	$1,435	$3,097
	Class I shares	$127*	$ 515	$ 928	$2,081
Large-Cap Core Research Fund	Class A shares	$695	$1,253	$1,835	$3,409
	Class I shares	$102	$ 643	$1,212	$2,760
Structured Emerging Markets Fund	Class A shares	$730*	$1,077	$1,446	$2,481
	Class C shares	$340	$ 760	$1,307	$2,799
	Class I shares	$139*	$ 455	$ 793	$1,749

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Dividend Income Fund	Class A shares	$701	$ 966	$1,252	$2,063
	Class C shares	$209	$ 646	$1,108	$2,390
	Class I shares	$108	$ 337	$ 585	$1,294
	Class R shares	$159	$ 493	$ 850	$1,856
International Equity Fund	Class A shares	$719	$1,133	$1,571	$2,785
	Class C shares	$228	$ 818	$1,435	$3,097
	Class I shares	$127	$ 515	$ 928	$2,081
Large-Cap Core Research Fund	Class A shares	$695	$1,253	$1,835	$3,409
	Class I shares	$102	$ 643	$1,212	$2,760
Structured Emerging Markets Fund	Class A shares	$730	$1,077	$1,446	$2,481
	Class C shares	$240	$ 760	$1,307	$2,799
	Class I shares	$139	$ 455	$ 793	$1,749

*	Due to the redemption fee, the cost of investing in Class A and Class I shares of International Equity Fund and Structured Emerging Markets Fund for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of the purchase.

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Investment Objectives & Principal Policies and Risks

The investment objectives and principal policies and risks of the Funds are set forth below. In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the “80% policy”), the policy will not be changed unless Fund shareholders are given at least 60 days’ advance notice of the change. For purposes of the 80% policy, net assets include any assets purchased with borrowings for investment purposes.

Dividend Income Fund. The Fund’s investment objective is to achieve total return for its shareholders. The Fund seeks to meet its objective by investing in Dividend Income Portfolio, a ^separately registered open-end investment company that has the same investment objective and policies as the Fund. The Fund’s investment objective may not be changed by the Trustees without shareholder approval. Under normal market conditions, the Portfolio invests at least 80% of its net assets in dividend-paying common and preferred stocks.

In selecting securities, the Dividend Income Portfolio primarily seeks dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. Stocks may be undervalued in relation to other investments due to adverse economic or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

For its investments in common stocks, Dividend Income Portfolio also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Portfolio will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Portfolio expects primarily to invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch"), Baa as determined by Moody’s Investors Service, Inc. ("Moody’s") or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Portfolio’s objective, the investment adviser has broad discretion to allocate the Portfolio’s investments between common and preferred stocks.

Dividend Income Portfolio may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Portfolio would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into a series of such trades, the Portfolio could augment the amount of dividend income it receives over the course of a year. The use of dividend capture strategies will expose the Portfolio to increased trading costs and greater potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Dividend Income Portfolio may invest 25% or more of its assets in each of the utilities and financial services sectors. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. The Portfolio also may invest in real estate investment trusts, and therefore, may be subject to the special risks associated with real estate investing. The Portfolio may not invest 25% or more of its total assets in any one industry.

Dividend Income Portfolio may also invest up to 20% of its net assets in fixed-income securities including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below.

Dividend Income Portfolio may also engage in derivative transactions such as purchased puts, written covered calls, equity collars, equity swaps, covered short sales and stock index futures to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the strength of the company’s business franchises and estimates of the company’s net value. Many of these considerations are subjective.

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International Equity Fund. The Fund’s investment objective is to achieve total return for its shareholders. The Fund’s investment objective may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and ^intend to submit any change in the objective to shareholders for approval. The Fund seeks to meet its objective by investing in International Equity Portfolio, a separately registered open-end investment company that has the same investment objective and policies as the Fund.

International Equity Portfolio normally invests at least 80% of its net assets in foreign equity securities. The portfolio managers expect to invest primarily in companies domiciled in countries represented in the EAFE Index. The Portfolio seeks to outperform the EAFE Index, however there can be no assurance that they will do so. The Portfolio maintains investments in not less than five different countries and less than 25% of its total assets will be invested in any one industry.

International Equity Portfolio may also engage in derivative transactions such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales, equity swaps and equity collars to protect against stock price, interest rate or currency rate declines to enhance returns, or as a substitute for the purchase or sale of securities or currencies.

The portfolio managers use fundamental research in managing the International Equity Portfolio, utilizing information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The Portfolio generally acquires securities with the expectation of holding them for the long-term.

Large-Cap Core Research Fund. The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Fund’s investment objective may not be changed by the Trustees without shareholder approval. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies. Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned by the Fund will not mirror the S&P 500.

Large-Cap Core Research Fund may also engage in derivative transactions such as the purchase of put options, futures contracts and options thereon and options on securities, currencies and securities indices, and the sale of call options and stock index futures to enhance returns, to protect against price declines or as a substitute for the purchase or sale of securities.

The portfolio securities of Large-Cap Core Research Fund are selected by a team of investment research analysts in the investment adviser’s equity research group. Each analyst maintains responsibility for Fund investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the ^portfolio manager, using the market sector weightings of the S&P 500 as a benchmark. In selecting and managing the Fund’s securities portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of the various company-specific and general business, economic and market factors that influence the future performance of individual companies and equity investments therein. Many of these considerations are subjective.

Structured Emerging Markets Fund. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make any such change and shareholders will receive 60 days notice of any material change in the investment objective. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries. A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Emerging market countries are generally countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their own authorities as developing. The portfolio manager may identify other emerging market countries on the basis of market capitalization and liquidity and may consider issuers emerging market issuers based on their inclusion (or consideration for inclusion) as emerging market issuers in one or more broad-based market indices. Emerging market countries include countries in Asia, Latin America, the Middle East, Southern Europe, ^Africa and Eastern Europe including the region comprising the former Soviet Union.

Structured Emerging Markets Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. This strategy utilitizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral

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characteristics of emerging markets identified by the portfolio manager. The portfolio manager selects and allocates across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries. The Fund’s country allocations are rebalanced periodically to their target weights which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic ^sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weights them by their relative capitalization within that sector.

More than 25% of Structured Emerging Markets Fund’s total assets may be denominated in any single currency. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. At times, the portfolio managers may (but are not obligated to) use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.

Structured Emerging Markets Fund may also engage in derivative ^transactions, such as futures contracts on securities, securities indices, other financial instruments or currencies; options on futures contracts, exchange-traded and over-the-counter options on securities, indices or currencies; forward foreign currency exchange contracts; equity index swaps, and agreements, sometimes called cash puts. These derivative instruments may be used to enhance returns, protect against price declines or as a substitute for the purchase or sale of securities or currencies.

Stocks purchased by Structured Emerging Markets Fund may be undervalued due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because the companies are out of step with favored market themes.

Additional Policies and Risks

Set forth below are additional policies and risks associated with the investments and strategies of the Funds and Portfolios. More detailed information about such policies and other practices and techniques (and related risks) is in the Funds’ Statement of Additional Information under "Strategies and Risks". A Portfolio or Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio or Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders. For more information, see “Strategies and Risks” in the Statement of Additional Information.

Foreign Investments. Dividend Income Portfolio may invest up to 35% of its assets, Large-Cap Core Research Fund may invest up to 25% of its assets, and International Equity Portfolio and Structured Emerging Markets Fund may invest without limit in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s or Portfolio’s net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies.

Investments in emerging market countries can be considered speculative, and therefore may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of a Fund’s or Portfolio’s investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less

14

well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of a Fund’s or Portfolio’s investments in these countries and the availability to the Fund or Portfolio of additional investments. These factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries. Settlement of securities transactions in emerging market countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of a Fund’s or Portfolio’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where Structured Emerging Markets Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, Structured Emerging Markets Fund may maintain a higher cash position than it otherwise would, thereby possibly ^reducing its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

As an alternative to holding foreign-traded securities, each Fund and Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to Dividend Income Fund’s 35% limitation or Large-Cap Core Research Fund’s 25% limitation on investing in foreign securities. Depositary receipts are subject to many risks associated with investing directly in foreign securities, including political and economic risks. Depositary receipts are considered foreign securities for purposes of International Equity Portfolio’s 80% policy. For purposes of Structured Emerging Markets Fund’s 80% policy, a depositary receipt of a company is considered as being located in emerging markets if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries. Each of Dividend Income Portfolio, International Equity Portfolio and Structured Emerging Markets Fund may (but are not obligated to) buy and sell foreign currency forward contracts to hedge its foreign currency exposures. Investing in foreign securities may subject a Fund or Portfolio to foreign tax withholding.

Fixed-Income Securities. Dividend Income Portfolio may invest a portion of its total assets in fixed-income and/or convertible securities that are, at the time of investment, rated BBB or lower by S&P, or Baa or lower by Moody’s. These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Dividend Income Portfolio may invest in securities in any rating category, including those in default.

Smaller Companies. Structured Emerging Markets Fund may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group or lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about such companies than larger, more established companies. The Fund also may invest in privately issued securities including privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). The Fund may invest up to 15% of its assets in privately issued securities.

Convertible Instruments. Structured Emerging Markets Fund may invest in convertible ^instruments, which will generally not be rated, but will typically be equivalent in credit quality to securities rated below investment grade (i.e., credit quality equivalent to lower than Baa by Moody’s and lower than BBB by S&P). Convertible debt securities that are not investment grade are commonly called “junk bonds” and have risks similar to equity securities; they have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such lower rated debt securities will not exceed 20% of total assets.

Derivative Instruments. Each Fund and Portfolio at times may engage in various derivative transactions. The use of derivatives is highly ^specialized, and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments may result in losses that substantially exceed the initial amount paid or received by a Fund or ^Portfolio, and there is a risk of loss in the event of a counterparty’s default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors. In a covered short sale, the Portfolio may be forced to deliver stock to close a position.

15

Illiquid Securities. Each Fund and Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of ^1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of a Fund’s or Portfolio’s illiquidity if eligible buyers become uninterested in purchasing them.

As the result of market events, certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions, mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became illiquid in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.

Securities Lending. The Funds and Portfolios may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Fund and Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing. Each Fund and Portfolio may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund or Portfolio and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Fund and Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, a Fund or Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with a Fund’s or Portfolio’s investment objective(s).

Portfolio Turnover. The annual portfolio turnover rate of Dividend Income Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Investing in Other Investment Companies. Large-Cap Core Research Fund’s and Structured Emerging Markets Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate^), and the Fund would not pay directly any advisory fee with respect to the assets so invested. A Fund may initiate investments in one or more investment companies at any time without shareholder approval. Dividend Income Portfolio, Large-Cap Core Research Fund and Structured Emerging Markets Fund may invest up to 10% of net assets in unaffiliated investment companies and other pooled investment vehicles. Each Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund.

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Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter Two International Place, Boston, MA 02110. Eaton Vance serves as investment adviser to Large-Cap Core Research Fund and Structured Emerging Markets Fund. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $120 billion on behalf of mutual funds, institutional clients and individuals. The investment advisers manage investments pursuant to an investment advisory agreement. Information about portfolio managers and advisory fees is set forth below.

Dividend Income Portfolio. Under its investment advisory agreement with Dividend Income Portfolio, BMR receives a monthly advisory fee equivalent to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^0.65%.

Judith A. Saryan and Aamer Khan have managed the Dividend Income Portfolio since it commenced operations. Both Ms. Saryan and Mr. Khan have been members of the equity investment group at Eaton Vance for more than five years and manage other Eaton Vance portfolios. Ms. Saryan has managed Eaton Vance portfolios for more than five years and Mr. Khan has been an analyst on Eaton Vance portfolios for more than five years, and each are Vice Presidents of Eaton Vance and BMR.

International Equity Portfolio. Under its investment advisory agreement with International Equity Portfolio, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. (“Eagle”), a registered investment adviser. Eagle is located at 5847 San Felipe, Suite 930, Houston, TX 77057. BMR pays Eagle a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was ^1.00%.

Edward R. Allen, III and Thomas N. Hunt, III have served as the portfolio managers of the International Equity Portfolio since commencement of operations. Messrs. Allen and Hunt are each partners at Eagle and have been employed by Eagle for more than five years.

Large-Cap Core Research Fund. Under its investment advisory agreement with Large-Cap Core Research Fund, Eaton Vance receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to ^Eaton Vance, based on average daily net assets of the Fund, was ^0.65%^.

^Charles Gaffney serves as the portfolio manager of Large-Cap Core Research Fund and is responsible for the day-to-day management of the Large-Cap Core Research Fund’s ^portfolio. He has supervised the equity research analysts ^responsible for selection of portfolio securities since 2007. ^Mr. Gaffney and the equity research analysts meet periodically to discuss investment policy and procedures and to provide investment research for the Fund. Mr. Gaffney is Director of Equity Research, manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR. ^As ^portfolio manager, Mr. Gaffney coordinates the allocation of Fund assets among the market sectors, using the weightings of the S&P 500 as a benchmark. The various ^equity research analysts are responsible for choosing the particular securities within their sectors or industries^.

^

Structured Emerging Markets Fund. Under its investment advisory agreement with Structured Emerging Markets Fund, Eaton Vance receives a monthly advisory fee equal to 0.85% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to an investment sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates ("Parametric"), a registered investment adviser and majority-owned affiliate of Eaton Vance Corp. Parametric is located at 1151 Fairview Avenue N., Seattle, WA 98109. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to ^Eaton Vance, based on average daily net assets of the Fund, was ^0.85%.

Structured Emerging Markets Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Thomas Seto and David

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Stein. Mr. Seto and Mr. Stein have been portfolio managers of the Fund since March 1, 2007. Mr. Seto has been Vice President and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both have co-managed other Eaton Vance funds since 2005.

The Funds’ most recent shareholder reports provide information regarding the basis for the Trustees’ approval of the investment advisory and sub-advisory agreements.

The Statement of Additional Information provides additional information about each investment management team member (for Structured Emerging Markets Fund) and each portfolio manager’s compensation, other accounts managed by the team members and each portfolio manager, and the team members and each portfolio manager’s ownership of Fund shares with respect to which that team member or portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (except International Equity Fund) is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% annually of average daily net assets. For the fiscal year ended October 31, 2008, each Fund (except International Equity Fund) paid Eaton Vance administration fees of ^0.15% of average daily net assets. Eaton Vance receives no compensation for serving as administrator of International Equity Fund.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. ^Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in ^a Fund but is subject to different expenses and ^rights. The ^Funds do not hold annual shareholder ^meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a ^Portfolio investor, ^a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, ^a Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote ^its interest in the Portfolio in proportion to the votes cast by its shareholders. Each ^Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund or Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. For International Equity Portfolio and Structured Emerging Markets Fund, the investment adviser has delegated daily valuation of the Portfolio and Fund, respectively, to a sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund or Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the

18

value of securities held by a Fund or Portfolio can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, Class C and Class R

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans, and proprietary fee-based programs sponsored by broker-dealers ), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

^

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares ^is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122. The Fund Order Department must be advised by telephone of each additional investment by wire.

^

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases

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and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as restricted securities and emerging market securities and certain small-cap companies for Structured Emerging Markets Fund) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A and Class I shares of International Equity Fund and Structured Emerging Markets Fund, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g^., for failure to meet applicable account minimums); •transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers; •transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or •transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter ^reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on ^financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial

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intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares of International Equity Fund and Structured Emerging Markets Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class C and Class R shares because Class A has lower annual expenses than those classes.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Purchases of Class I shares of International Equity Fund and Structured Emerging Markets Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.
Class R shares are offered at net asset value with no front-end sales charge to retirement plan clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Retirement plan clients include pension plans (including tax-deferred retirement plans and profit-sharing plans), Individual Retirement Account rollovers and non-qualified deferred compensation programs. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds

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in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset ^value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. ^Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may

22

hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase.

The sales commission payable to investment dealers in connection with sales of Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and for Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A, Class C and Class R shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares ^pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, ^Class R shares could pay distribution fees ^of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class C and Class R also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. For Class R shares, the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

23

Redeeming Shares You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Class A shares and Class I shares of International Equity Fund and Structured Emerging Markets Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

24

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	^Distributions are paid in cash.
•Exchange Option	^Distributions are reinvested in additional shares of any class of another Eaton
Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end (or month end in the case of Structured Emerging Markets Fund) is posted to the website 30 days after such period end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent such period end on the Eaton Vance website approximately ten business days after the such period end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of ^Class A shares are generally subject to an initial sales charge, ^Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of ^Class A and Class I shares of International Equity Fund and Structured Emerging Markets Fund within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

25

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

26

Tax Information

Each Fund intends to pay dividends annually, except Dividend Income Fund which intends to pay dividends monthly, and to distribute any net realized capital gains (if any) annually. Distributions of income (other than qualified dividend income, which is described below) and net short-term capital gains will be taxable as ordinary income. Distributions of qualified dividend income and any long-term capital gains are taxable at long-term capital gain rates. Taxes on distributions of capital gains are determined by how long a Fund or Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Different classes may distribute different amounts. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of Dividend Income Fund’s and Large-Cap Core Research Fund’s and income distributions may be eligible for the dividends-received deduction for corporations.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund’s investments in foreign securities may be subject to foreign withholding or other foreign taxes, which would decrease the Fund’s return on such securities. Under certain circumstances, shareholders of International Equity Fund and Structured Emerging Markets Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The International Equity Fund and Structured Emerging Markets Fund intend to file an election each year which would require Fund shareholders to include in gross income ^their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local, foreign and other taxes to an investment.

27

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting ^firm, except that for Large-Cap Core Research Fund and Structured Emerging Markets Fund information prior to October 31, 2007 was audited by another independent registered public accounting firm. The reports of ^Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Dividend Income Fund

	Year Ended October 31,

	2008^				2007				2006(1)

	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R	Class A	Class C	Class I	Class R

Net asset value - Beginning of period	^$12.640	^$12.580	^$12.640	^$12.660	$ 11.410	$ 11.360	$11.410	$11.400	$10.000	$10.000	$10.610	$10.610

Income from operations
Net investment income(2)	$ 0.923	$ 0.837	$ 0.977	$ 0.847	$ 0.729	$ 0.644	$ 0.831	$ 0.788	$ 1.401	$ 1.322	$ 1.912	$ 1.162
Net realized and ^unrealized
^ gain (loss)	(5.087)	(5.061)	(5.125)	(5.057)	1.282	1.270	1.209	1.222	0.487	0.470	(0.614)(10)	0.090
Total income ^(loss)
^ from operations	^$(4.164)	^$(4.224)	^$(4.148)	^$(4.210)	$ 2.011	$ 1.914	$ 2.040	$ 2.010	$ 1.888	$ 1.792	$ 1.298	$ 1.252

Less distributions
From net investment income	^$(0.756)	^$(0.676)	^$(0.782)	^$(0.730)	$(0.781)	$(0.694)	$ (0.810)	$ (0.750)	$ (0.478)	$ (0.432)	$ (0.498)	$ (0.462)
Total distributions	^$(0.756)	^$(0.676)	^$(0.782)	^$(0.730)	$(0.781)	$(0.694)	$ (0.810)	$ (0.750)	$ (0.478)	$ (0.432)	$ (0.498)	$ (0.462)
Net asset value - End of period	^$ 7.720	^$ 7.680	^$7.710	^$7.720	$ 12.640	$ 12.580	$12.640	$12.660	$11.410	$11.360	$11.410	$11.400
Total return(3)	^ (34.35)%	^ (34.86)%	^(34.28)%	(34.63)%	18.18%	17.31%	18.45%	18.15%	19.26%(9)	18.25%(9)	12.62%(9)	12.15%(9)

Ratios/Supplemental
Data
Net assets, end of period ^
^ (000’s omitted)	$161,744	$108,613	$ 2,155	$ 71	$166,609	$118,841	$ 2,317	$ 81	$29,586	$23,105	$ 1,098	$ 28
Ratios (as a percentage of average
daily net assets):
Expenses before custodian fee
reduction(4)	1.31%	2.06%	1.06%	1.56%	1.36%	2.11%	1.11%	1.61%	1.41%(5)(6)	2.16%(5)(6)	1.16%(5)(6)	1.66%(5)(6)
Expenses after custodian fee
reduction(4)	1.31%	2.06%	1.06%	1.56%	1.36%	2.11%	1.11%	1.61%	1.40%(5)(6)	2.15%(5)(6)	1.15%(5)(6)	1.65%(5)(6)
Net investment income(4)	8.72%	7.94%	9.20%	8.05%	6.00%	5.33%	6.87%	6.51%	14.04%(5)(6)	13.27%(5)(6)	25.28%(5)(6)	14.30%(5)(6)
Portfolio Turnover of the Fund^	^ —	^ —	^ —	—	—	—	—	—	35%(7)	35%(7)	35%(7)	35%(7)
Portfolio turnover of the Portfolio	256%	256%	256%	256%	87%	87%	87%	87%	170%(8)	170%(8)	170%(8)	170%(8)

(See footnotes on last page.)

28

Financial Highlights (continued)^

	International Equity Fund

	Period ended October 31,

	2008			2007			2006(1)

	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of period	$14.200	$14.060	$14.240	$10.650	$10.620	$10.660	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$ 0.209	$ 0.130	$ 0.246	$ 0.468(14)	$ 0.338(14)	$ 0.416(14)	$ (0.003)	$ (0.037)	$ 0.037
Net realized and unrealized gain (loss)	(6.901)	(6.829)	(6.934)	3.119	3.127	3.206	0.653	0.657	0.623
Total income (loss) from operations	$ (6.692)	$ (6.699)	$ (6.688)	$ 3.587	$ 3.465	$ 3.622	$ 0.650	$ 0.620	$ 0.660
Less distributions
From net investment income (loss)	$ (0.249)	$ (0.202)	$ (0.263)	$ (0.038)	$ (0.026)	$ (0.043)	$ —	$ —	$ —
Total distributions	$ (0.249)	$ (0.202)	$ (0.263)	$ (0.038)	$ (0.026)	$ (0.043)	$ —	$ —	$ —
Redemption fees(2)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.000(12)	$ 0.000(12)	$ 0.000(12)
Net asset value - End of period	$ 7.260	$ 7.160	$ 7.290	$14.200	$14.060	$14.240	$10.650	$10.620	$10.660
Total Return (3)	(47.91)%	(48.33)%	(47.79)%	33.78%	32.79%	34.09%	6.50%(9)	6.20%(9)	6.60%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,084	$ 1,350	$10,120	$ 4,124	$ 1,200	$ 9,787	$ 430	$ 170	$ 2,726
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(13)	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%	1.51%(6)	2.26%(6)	1.26%(6)
Expenses after custodian fee reduction(4)(13)	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%	1.50%(6)	2.25%(6)	1.25%(6)
Net investment income (loss)	1.80%	1.12%	2.12%	3.82%(14)	2.78%(14)	3.43%(14)	(0.08)%(6)	(0.87)%(6)	0.87%(6)
Portfolio Turnover of the Portfolio	35%	35%	35%	21%	21%	21%	1%	1%	1%

(See footnotes on last page.)

29

Financial Highlights (continued)^

	Large-Cap Core Research Fund

	Year Ended October 31,

	2008		2007	2006	2005	2004

	Class A	Class I(1)	Class A	Class A	Class A	Class A

Net asset value - Beginning of year	$15.440	$13.070	$13.370	$12.150	$10.810	$ 9.860
Income (loss) from operations
Net investment income(2)	$ 0.092	$ 0.018	$ 0.066	$ 0.064	$ 0.041	$ 0.007
Net realized and unrealized gain (loss)	(4.784)	(2.788)	2.537	1.771	1.334	0.952
Total income (loss) from operations	$ (4.692)	$ (2.770)	$ 2.603	$ 1.835	$ 1.375	$ 0.959
Less distributions
From net investment income	$ (0.053)	$ —	$ (0.052)	$ (0.021)	$ (0.035)	$ (0.009)
From net realized gain	(0.405)	—	(0.481)	(0.594)	—	—
Total distributions	$ (0.458)	$ —	$ (0.533)	$ (0.615)	$ (0.035)	$ (0.009)
Net asset value - End of year	$10.290	$10.300	$15.440	$13.370	$12.150	$10.810
Total Return(3)	(31.29)%	(21.19)%(9)	20.12%	15.59%	12.74%	9.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,487	$ 1,345	$ 6,241	$ 3,075	$ 1,730	$ 1,296
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(11)	1.25%(16)	1.00%(6)	1.25%	1.25%	1.25%	1.40%
Net investment income	0.70%	1.03%(6)	0.47%	0.51%	0.35%	0.07%
Portfolio Turnover	76%	76%(17)	63%	74%	93%	70%

(See footnotes on last page.)

30

Financial Highlights (continued)^

	Structured Emerging Markets Fund
	Year ended October 31,
	2008			2007			2006(1)

	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I

Net asset value - Beginning of period	$17.500	$17.320	$ 17.540	$11.150	$11.120	$ 11.150	$10.000	$10.000	$10.000
Income (loss) from operations
Net investment income(2)	$ 0.190	$ 0.092	$ 0.231	$ 0.110	$ 0.010	$ 0.160	$ 0.010	$ (0.010)	$ 0.030
Net realized and unrealized gain (loss)	(9.216)	(9.117)	(9.251)	6.215	6.190	6.232	1.140	1.130	1.120
Total income (loss) from operations	$ (9.026)	$ (9.025)	$ (9.020)	$ 6.325	$ 6.200	$ 6.392	$ 1.150	$ 1.120	$ 1.150
Less distributions
From net investment income	$ (0.087)	$ (0.038)	$ (0.103)	$ —	$ —	$ (0.002)	$ —	$ —	$ —
From net realized gains	(0.098)	(0.098)	(0.098)	—	—	—	—	—	—
Total distributions	$ (0.185)	$ (0.136)	$ (0.201)	$ —	$ —	$ (0.002)	$ —	$ —	$ —
Redemption fees	$ 0.001	$ 0.001	$ 0.001	$ 0.025	$ —	—	$ 0.000(12)	$ —	$ —
Net asset value - End of period	$ 8.290	$ 8.160	$ 8.320	$17.500	$17.320	$ 17.540	$11.150	$11.120	$11.150
Total Return (3)	(52.10)%	(52.50)%	(51.99)%	56.95%	55.76%	57.34%	11.50%(9)	11.20%(9)	11.50%(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,062	$ 9,828	$278,147	$81,611	$10,218	$273,719	$ 1,451	$ 132	$15,405
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (15)(16)	1.50%	2.25%	1.25%	1.50%	2.25%	1.25%	1.50%(6)	2.25%(6)	1.25%(6)
Net investment income	1.33%	0.65%	1.62%	0.77%	0.06%	1.12%	0.32%(6)	(0.030)%(6)	0.88%(6)
Portfolio Turnover	5%	5%	5%	6%	6%	6%	6%	6%	6%

(1)	For Class A and Class C shares of Dividend Income Fund, from the start of business, November 30, 2005, to October 31, 2006; for Class I and Class R shares of Dividend Income Fund, from the ^initial issuance of ^shares, January 31, 2006 to October 31, 2006; for Class A,Class C and Class I shares of International Equity Fund, for the period from the start of business, May 31, 2006, to October 31, 2006; for Class I of Large-Cap Core Research Fund, from the start of business, September 3, 2008 to October 31, 2008; and for Class A, Class C and Class I shares of Structured Emerging Markets Fund, for the period from the start of business, June 30, 2006, to October 31, 2006.
(2)	^Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	The administrator subsidized certain operating expenses (equal to 1.21% of average daily net assets for the period from the start of business, November 30, 2005 to October 31, 2006 for Class A and C shares and for the period from the initial issuance of shares, January 31, 2006, to October 31, 2006 for Class I and R shares).
(6)	Annualized.
(7)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(8)	For the period from the Portfolio’s start of business, March 24, 2006, to October 31, 2006.
(9)	Not ^annualized.
(10)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(11)	The investment adviser waived its ^adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 1.54%, 2.10%, 3.74%, 5.70^% and ^4.27% of average daily net assets for the years ended October 31, 2008, 2007, 2006, ^2005 and ^2004, respectively). Absent the waivers and ^allocations, total return would be lower.
(12)	Amount represents less than $0.0005 per share.
(13)	The investment adviser waived all or a portion of its investment ^adviser fee and the investment adviser and administrator subsidized certain operating expenses (equal to 0.56%, 1.17% and 19.97% of average daily net assets for the year ended October 31, 2008 and 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent the ^waiver and ^subsidy, total return would be lower.
(14)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.342 per Class A share, $0.290 per Class C share and $0.241 per Class I share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.02%, 0.39^% and 1.44% for Class A, Class C and Class I, respectively.
(15)	The adviser and administrator waived a portion of its fees and susidized certain operating expenses (equal to 0.20%, 0.52% and 9.49% ^of average daily net assets for the years ended October 31, 2008 and 2007 and the period ended October 31, 2006, respectively).
(16)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(17)	For the Fund’s year ended October 31, 2008

31

More Information

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s and Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: Youcan obtain moreinformation from Eaton Vance Shareholder Services or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

The Fund’s Investment Company Act No. is 811-4015.	DEISEP
^2830-3/09	© ^2009 Eaton Vance Management

^ Eaton Vance Emerging Markets Local Income Fund A non-diversified fund seeking total return

Eaton Vance Global Macro Fund A non-diversified fund seeking total return

Eaton Vance International Income Fund A non-diversified fund seeking total return

Prospectus Dated ^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Performance Information	^5
Fund Fees and Expenses	^8
Investment Objectives & Principal Policies and Risks	^10
Management and Organization	^16
Valuing Shares	^17
Purchasing Shares	^18
Sales Charges	^20
Redeeming Shares	^22
Shareholder Account Features	^23
Tax Information	^24
Financial Highlights	^26
Emerging Markets Local Income Fund	26
Global Macro Fund	27
International Income Fund	28

2

Fund Summaries

Each Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The principal strategies and risks of each Fund are summarized below. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Eaton Vance Emerging Markets Local Income Fund. The Fund invests at least 80% of total net assets in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries. Emerging market countries are defined to include any country which did not accede to ^(i.e. did not become a member ^of) the Organization for Economic Cooperation and Development ^(O.E.C.D.) prior to 1975 and Turkey. The Fund ^has significant exposure to foreign currencies and duration.

Eaton Vance Global Macro Fund. The Fund seeks its objective through exposure to ^currencies, and foreign and domestic interest rates and issuers. Such exposure may be achieved by investing in securities or other instruments or through derivative transactions. The Fund invests in foreign and domestic securities and other instruments, including sovereign debt, mortgage-backed securities, corporate debt and other fixed-income securities. The Fund invests principally (over 50% of net assets) in high grade investments and may invest the remainder of its assets in lower-rated investments.

Eaton Vance International Income Fund. The Fund ^invests principally (over 50% of net assets) in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, foreign countries. The Fund ^is benchmarked against the JP Morgan Government Bond Index-Global, ex U.S. This benchmark currently consists of 100% foreign denominated securities. The Fund ^has significant exposure to foreign currencies and duration^.

Each Fund primarily invests in a ^registered investment company with the same investment objective and policies, but also may ^invest directly in securities and other instruments.

Principal Risk Factors

Each Fund invests its assets in markets that are subject to speculative trading and volatility. Because each Fund can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks may be significant. The purchase of Fund shares should be viewed as a long-term investment.

Securities markets in emerging market countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Investment in emerging market countries typically involves greater price volatility than investments in securities of issuers in developed countries. Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the value and liquidity of a Fund’s assets.

Investments rated below investment grade and unrated investments of comparable quality (“lower rated investments”) have speculative characteristics because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such issuers are more likely to default on their payments of interest and principal owed than issuers of higher rated investments, and such defaults may reduce a Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments.

Changes in prevailing interest rates in the United States or abroad may affect the value of Fund shares depending upon the currency denomination of security holdings, whether derivative transactions ^magnify or ^reduce sensitivity to a change, overall portfolio composition and/or other factors. Many securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. A rising interest rate environment may also extend the average life of mortgages underlying mortgage-backed ^securities ("MBS"). This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, each Fund may be subject to prepayment risks. Prepayments of securities priced at a premium may result in losses. Prepayment may reduce each Fund’s income because the prepayment proceeds may be invested in lower-yielding ^investments.

Economic and other events (whether real or perceived) can reduce the demand for certain securities or for securities generally. This may reduce market prices and cause a Fund’s net asset value per share to fall. The frequency and magnitude

3

of such changes cannot be predicted. The effect of economic and other events on the interrelationships of portfolio holdings can be complex and unpredictable. Fluctuations in the value of securities will be reflected in a Fund’s net asset value.

Derivative transactions (such as futures and options thereon, interest rate, total return, currency and credit default swaps, deliverable and non-deliverable foreign exchange forward contracts and options thereon, options and credit linked notes), subject each Fund to increased risk of ^loss due to, among other things, imperfect correlation, unexpected price or interest rate movements, or failure of the counterparty. Certain derivative transactions are speculative practices and may exaggerate any increase or decrease in the value of each Fund, which will impact the value of Fund shares. ^The Funds also engage in ^active management strategies (such as forward commitments, short sales, repurchase and reverse repurchase agreements and securities lending) that involve similar risks.

While securities issued by U.S. Government-sponsored entities (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

As non-diversified funds, each Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than ^diversified funds. This makes each Fund more susceptible to adverse economic, business or other developments affecting such issuers. Each Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

Each Fund is not a complete investment program and you may lose money by investing in a Fund. There is no guarantee that a Fund will be able to achieve its investment objective. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

^ Eaton Vance Emerging Markets Local Income Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for the calendar year ended December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A shares and a comparison to the performance of a broad-based, unmanaged index of sovereign debt issuances that is currently comprised of the local currency, fixed rate coupon issues of emerging markets with a maturity greater than 1-year. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the period from December 31, 2007 through December 31, 2008, the highest quarterly total return for the Fund was 2.87% for the quarter ended March 31, 2008, and the lowest quarterly return was –7.12% for the quarter ended December 31, 2008. For the 30 days ended October 31, 2008, the SEC yield for Class A shares was 5.13%. For current yield information, call 1-800-262-1122.

Average Annual Total Return as of December 31, 2008	One Year	Life of Fund

Class A Return Before Taxes	–11.49%	–1.81%
Class A Return After Taxes on Distributions	–13.59%	–4.80%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	–6.75%	–2.81%
JP Morgan Government Bond Index – Emerging Market (JPM GBI–EM) Global Diversified (Unhedged)
(reflects no deduction for fees, expenses or taxes)	–5.22%	1.94%

These returns reflect the maximum sales charge for Class A (4.75%). Class A commenced operations on June 27, 2007. Life of Fund returns are calculated from June 30, 2007. The JPM GBI–EM Global Diversified (Unhedged) is a broad-based, unmanaged market index that is currently comprised of the local currency, fixed rate coupon issues of emerging markets with a maturity of greater than 1-year. Investors cannot invest directly in an Index. (Source for JPM GBI–EM Global Diversified (Unhedged): JP Morgan.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

5

Eaton Vance Global Macro Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of an unmanaged market index of U.S. Treasury securities. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

The performance of each Class for the period prior to June 27, 2007 is that of Global Macro Portfolio, the registered investment company in which the Fund invests. The performance of the Portfolio is not adjusted for Fund expenses. If such an adjustment was made, the performance would have been different. The Fund’s performance after June 27, 2007 reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

During the ten years ended December 31, 2008, the highest quarterly total return for Class A was 5.81% for the quarter ended June 30, 2003, and the lowest quarterly return was –1.58% for the quarter ended September 30, 2002. For the 30 days ended October 31, 2008, the SEC yields for Class A and Class I shares were 5.05% and 5.59%, respectively. For current yield information, call 1-800-262-1122.

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–3.17%	^5.68%	^6.49%
Class A Return After Taxes on Distributions	^–5.17%	^2.97%	^3.44%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^–1.97%	^3.24%	^3.64%
Class I Return Before Taxes	^ 1.80%	^6.77%	^7.03%
Merrill Lynch 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	^ 2.06%	^3.25%	^3.45%

These returns reflect the maximum sales charge for Class A (4.75%). Class A and Class I commenced operations on June 27, 2007. The Merrill Lynch 3-month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days and assumes reinvestment of all income. Investors cannot invest directly in an Index. (Source for Merrill Lynch 3-month U.S. Treasury Bill Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

6

Eaton Vance International Income Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for the calendar year ended December 31, 2008. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A shares and a comparison to the performance of an unmanaged, broad-based market index of foreign denominated securities. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

For the period from December 31, 2007 through December 31, 2008, the highest quarterly total return for the Fund was 11.09% for the quarter ended March 31, 2008, and the lowest quarterly return was –5.21% for the quarter ended September 30, 2008. For the 30 days ended October 31, 2008, the SEC yield for Class A shares was 3.46%. For current yield information, call 1-800-262-1122.

Average Annual Total Return as of December 31, 2008	One Year	Life of Fund

Class A Return Before Taxes	3.96%	10.18%
Class A Return After Taxes on Distributions	2.06%	8.31%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.94%	7.71%
JP Morgan Government Bond Index – Global, ex U.S. (reflects no deduction for fees, expenses or taxes)	12.04%	16.63%

These returns reflect the maximum sales charge for Class A (4.75%). Class A commenced operations on June 27, 2007. Life of Fund returns are calculated from June 30, 2007. The JP Morgan Government Bond Index – Global, ex U.S. is an unmanaged, broad-based market index consisting entirely of foreign denominated securities. Investors cannot invest directly in an Index. (Source for JP Morgan Government Bond Index – Global, ex U.S.: JP Morgan.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees for Emerging Markets Local Income Fund, Global Macro Fund and International Income Fund
(fees paid directly from your investment)	Class A	Class I(1)

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None

^

(1)   Global Macro Fund only.

Annual Fund Operating Expenses for Emerging Markets Local Income Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A

Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	4.93%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	5.96%
Less Expense Reimbursement(2)	(4.63)%
Less Advisory Fee Reduction(3)	(0.08)%
Net Annual Fund Operating Expenses	1.25%

(^1) Reflects the Fund’s portion of the fees and expenses allocated to Emerging Markets Local Income Portfolio in connection with its investment in another investment company (Cash Management Portfolio^) for cash management purposes.

(^2) The investment ^adviser and administrator have agreed to limit ^Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A to 1.25^%. This expense limitation will continue through February 28, ^2010. Thereafter, the expense limitation may be changed or terminated at any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

^

(3) The investment advisory fee of Emerging Markets Local Income Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee (see "Management and Organization").

Annual Fund Operating Expenses for Global Macro Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class I

Management Fees	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.30%	n/a
Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	1.46%	1.16%
Less Expense Reimbursement(2)	(0.23)%	(0.23)%
Less Advisory Fee Reduction(3)	(0.03)%	(0.03)%
Net Annual Fund Operating Expenses	1.20%	0.90%

(^1) Reflects the Fund’s portion of the fees and expenses allocated to Global Macro Portfolio in connection with its investment in another investment company (Cash Management Portfolio^) for cash management purposes.

(2) The investment adviser and administrator have agreed to limit Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A and Class I to 1.20% and 0.90%, respectively. This expense limitation will continue through February 28, 2010. Thereafter, the expense limitation may be changed or terminated at any time.  The expense limitation relates to ordinary operating expenses only, may not include Acquired Fund Fees and Expenses, and amounts reimbursed may be subject to recoupment.

(3) The ^investment advisory fee of Global Macro Portfolio was reduced by its ^allocable portion of Cash Management Portfolio’s advisory ^fee (see "Management and Organization").

8

^

	Annual Fund Operating Expenses for International Income Fund
	(expenses that are deducted from Fund and Portfolio assets)	Class A

	Management Fees	0.625%
	Distribution and Service (12b-1) Fees	0.300%
	Other Expenses	2.165%
	Acquired Fund Fees and Expenses(1)	0.030%
	Total Annual Fund Operating Expenses	3.120%
	Less Advisory Fee Reduction(2)	(1.990)%
	Less Expense Reimbursement(3)	(0.030)%
	Net Annual Fund Operating Expenses	1.100%

(^1) Reflects the Fund’s portion of the fees and expenses allocated to International Income Portfolio in connection with its investment in another investment company (Cash Management Portfolio^) for cash management purposes.

(^2) The investment ^adviser and administrator have agreed to limit ^Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) of Class A to 1.10^%. This expense limitation will continue through February 28, ^2010. ^Thereafter, the expense limitation may be changed or terminated at ^any time. The expense limitation relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

(3) The investment advisory fee of International Income Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee (see "Management and Organization").

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

		1 Year	3 Years	5 Years	10 Years

Emerging Markets Local Income Fund	Class A shares	$596	$1,748	$2,880	$5,623
Global Macro Fund	Class A shares	$591	$ 884	$1,199	$2,088
	Class I shares	$ 92	$ 336	$ 600	$1,354
International Income Fund	Class A shares	$582	$1,205	$1,853	$3,582

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Emerging Markets Local Income Fund	Class A shares	$596	$1,748	$2,880	$5,623
Global Macro Fund	Class A shares	$591	$ 884	$1,199	$2,088
	Class I shares	$ 92	$ 336	$ 600	$1,354
International Income Fund	Class A shares	$582	$1,205	$1,853	$3,582

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Investment Objectives & Principal Policies and Risks

Each Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. Each Fund seeks its objective primarily by investing in another registered investment company managed by Eaton Vance Management ("Eaton Vance") or its affiliate (each, a "Portfolio"). Each Portfolio has the same investment objective as its corresponding Fund. Each Fund also may ^invest directly in securities or other instruments to the same extent as its corresponding Portfolio to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolio, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund.

Each Fund’s objective and policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such ^change, and shareholders will receive at least 60 days’ prior notice of any material change in each Fund’s investment objective.

Emerging Markets Local Income Fund. Emerging Markets Local Income Fund primarily invests in Emerging Markets Local Income Portfolio, which invests at least 80% of total net assets in (i) securities denominated in currencies of emerging market countries, (ii) fixed income instruments issued by emerging market entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries. Emerging market countries are defined to include any country which did not accede to ^(i.e. did not become a member ^of) the Organization for Economic Cooperation and Development ^(O.E.C.D.) prior to 1975 and Turkey. The Portfolio will have significant exposure to foreign currencies and duration.

Global Macro Fund. Global Macro Fund primarily invests in Global Macro Portfolio, which typically seeks its objective through exposure to ^currencies, and foreign and domestic interest rates and issuers. Such exposure may be achieved by investing in securities or other instruments or through derivative transactions. The Portfolio invests in foreign and domestic securities and other instruments, including sovereign debt, ^MBS^, corporate debt and other fixed-income securities. The Portfolio invests principally (over 50% of net assets) in high grade investments and may invest the remainder of its assets in lower-rated investments and other securities.

International Income Fund. International Income Fund primarily invests in International Income Portfolio, which invests principally (over 50% of net assets) in (i) securities denominated in foreign currencies, (ii) fixed income instruments issued by foreign entities or sovereigns, and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, foreign countries. The Portfolio ^is benchmarked against the JP Morgan Government Bond Index-Global, ex U.S. This benchmark currently consists of 100% foreign denominated securities. The Portfolio will have significant ^exposures to foreign currencies and duration.

Overview of the Portfolios

Global Macro Portfolio and International Income Portfolio normally invest in at least three different countries (one of which may be the United States in the case of Global Macro Portfolio). In the case of Global Macro Portfolio, normally not more than 25% of its assets are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the euro. International Income Portfolio and Global Macro Portfolio typically and Emerging Markets Local Income Portfolio primarily invest in emerging market countries. The Portfolios may invest without limit in foreign currencies. Each Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries, making them more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

In managing the Portfolios, the investment adviser adjusts investments and engages in active management techniques in an effort to take advantage of differences in securities, countries, currencies and credits based on its perception of various factors, including the most favorable markets, interest rates and issuers, the relative yield and appreciation potential of a particular country’s securities, and the relationship of a country’s currency to the U.S. dollar. This strategy requires the investment adviser to identify countries and currencies where a Portfolio’s investments will out-perform comparable investments in other countries and currencies and in many cases to predict changes in economies, markets, political conditions, and other factors. The success of this strategy ^involves the risk that the investment adviser’s predictions may be untimely or incorrect.

Global Macro Portfolio invests primarily (over 50% of net assets) in high grade investments (being investments rated A or better by Standard & Poor’s Rating Group ("S&P"), Moody’s Investors Service, Inc. ("Moody’s") or Fitch Ratings ("Fitch") or deemed to be of comparable quality by the investment adviser) and may invest the balance of its assets in lower rated investments. Emerging Markets Local Income Portfolio and International Income Portfolio may invest without limit in lower rated investments. Each Portfolio may invest in MBS. Global Macro Portfolio may also invest up to 10^%, and each

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of Emerging Markets Local Income Portfolio and International Income Portfolio may invest up to 5^%, of net assets in equity securities.

Each Portfolio may engage in any or all of the types of derivative transactions ^and ^active management techniques described below. Each Portfolio may enter into forward commitments to purchase U.S. government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for purposes of investment leverage. Each Portfolio may enter into forward commitments to sell generic U.S. government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings. In addition, each Portfolio at times may enter into mortgage rolls.

Characteristics and Risks of Investments

Set forth below are the principal characteristics and risks associated with the investments and strategies of the Portfolios. As noted above, each Fund may ^engage in ^the same strategies as its corresponding Portfolio. The risks of these investment strategies could adversely affect a Fund’s net asset value, yield or total return. More detailed information about such investment strategies and other practices and techniques (and related risks) is in the Funds’ Statement of Additional Information under "Strategies and Risks". A Portfolio or Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this ^Prospectus or the Statement of Additional Information. While at times a Portfolio or Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders. For more information, see “Strategies and Risks” in the Statement of Additional Information.

^Fixed-Income Securities. ^Fixed-income securities include debt securities issued by non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; obligations of international agencies or supranational entities; securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; MBS and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks, including central or similar quasi-sovereign banks; and repurchase agreements and reverse repurchase agreements on fixed income instruments.

Foreign Investments. Foreign investments are subject to certain risks, which can be more significant in emerging market countries. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign entities are less liquid and more volatile than securities of comparable U.S. entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. Local investors in foreign countries may have preferential access to information and policy makers in a way that would expose a Portfolio’s investments to adverse market movements. Insider trading regulations may not be enforced, may be weaker than in the United States or may not exist at all. In the event of a sovereign default, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

Investments in emerging market countries may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of a Portfolio’s investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of a Portfolio’s investment in these countries and the availability to a Portfolio of additional investments. In less developed markets, there also is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. These and other factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries. Also, settlement of transactions in emerging market countries are subject to risk of loss, may be delayed and may be generally less reliable than in the United States, and could affect the liquidity of a Portfolio’s assets.

The ^costs of investing abroad may be higher than in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in

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enforcing contractual obligations. Because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company.

Foreign Currencies. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), relations between nations, and trading, settlement, custodial and other operational risks.. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Derivative ^Investments. Derivative instruments may be purchased or sold to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Transactions in derivative instruments may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; deliverable and non-deliverable (“NDF”) forward foreign currency exchange contracts (“forwards”); exchange-traded and over-the-counter options on securities, indices or currencies; short sales; interest rate, total return and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products, including but not limited to instruments that have a greater or lesser credit risk than the security underlying that instrument.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Transactions in derivative instruments involve risks such as losses due to unanticipated adverse changes in prices, interest rates, index values or currency exchange rates; the inability to close out a position; default by or bankruptcy of the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein and may unfavorably impact investment performance. In addition, a Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Forwards are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Cross-currency swaps are interest rate swaps in which the notional amount upon which the fixed interest rate is accrued is denominated in one currency and the notional amount upon which the floating rate is accrued is denominated in another currency. The notional amounts are typically determined based on the spot exchange rate at the inception of the trade. ^

Credit default swap agreements ("CDS") enable a Portfolio to buy or sell credit protection on an individual issuer or basket of issuers. Each Portfolio may enter into CDS to gain or short exposure to sovereign bond markets. Long CDS positions are utilized to gain exposure to a sovereign bond market (similar to buying a bond) and are akin to selling insurance on the bond. Short CDS positions are utilized to short exposure to a sovereign bond market (similar to shorting a bond) and are akin to buying insurance on the bond. In response to recent market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit a Portfolio’s ability to use CDS and/or the benefits of CDS. CDS, credit linked notes and similarly structured products involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that a Portfolio may be required to purchase securities to meet delivery obligations. A Portfolio may have difficulty, be unable or may incur additional costs to acquire such securities.

Short Sales. Each Portfolio may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A Portfolio may sell short any security in which it is permitted to invest.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. When making a short sale, the Portfolio must segregate liquid assets (or otherwise cover) its obligations under the short sale. Each Portfolio may engage in short selling provided that not more than 15% of net assets is held as collateral for such sales.

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Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price). In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral received by a Portfolio underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. Each Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. Each Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If a Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement may lower a Fund’s yield.

MBS. MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that are not seasoned MBS are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, a Portfolio may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable ^investments but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which a Portfolio sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Portfolio foregoes principal and interest paid on the MBS.

High Grade Investments. High grade investments include securities rated at least A by S&P, Moody’s or Fitch. High grade debt securities may include securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities, debt securities of foreign governmental and private issuers, commercial paper or other short-term debt instruments rated in one of the two highest short-term rating categories by any rating service listed above. An unrated security will be considered to be a high grade investment if the investment adviser determines that it is of comparable quality. High grade investments include any money market funds, including Cash Management Portfolio, an affiliated money market fund. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating).

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Investment Grade and Lower Rated Investments. Investment grade investments include securities rated at least BBB by S&P and Fitch or Baa by Moody’s. Investments rated Baa and BBB have some speculative characteristics. Lower rated investments are rated ^below investment grade ^(i.e., bonds rated below Baa3 ^by Moody’s or below BBB- ^by S&^P and Fitch, and in comparable unrated investments) (so called “junk ^bonds”). Investments rated below BBB and Baa ^are predominantly speculative. Investments rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Investments rated D by S&P and Fitch are in payment ^default. In order to enforce its rights with defaulted investments or in other situations, a Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase ^a Portfolio’s operating expenses and adversely affect net asset value. The credit quality of lower rated investments reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the value of such investments more volatile and could limit the ability to sell them at favorable prices. In the absence of a liquid trading market for an investment, it may be difficult to determine its fair market value.

Credit Ratings. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

^Because of the greater number of investment considerations involved in investing in lower rated investments, their selection depends more on the investment adviser’s judgment and analytical abilities than would be the case in selecting securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated investments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified portfolio of such investments would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Concentration. Each ^Portfolio may invest up to 25% of its assets in any one industry, which may expose it to unique risks of that industry. Sovereignty is not considered to be an industry for this or any other purpose. A Portfolio also may have significant exposure to certain sectors of the economy or geographic regions or countries and thus may react differently to political or economic developments than the market as a whole. By investing in a relatively small number of issuers, regions or countries, a ^Portfolio is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial MBS, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. Delays in repayment of principal may result in the securities outstanding for a longer period of time than expected at the time of purchase. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default.

U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Cash and Cash Equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. Each Portfolio may also invest in Cash Management Portfolio, an affiliated money market fund, which invests in such short-term securities.

Equity Investments. Subject to prescribed limits, a Portfolio may invest in U.S. and non-U.S. common stocks, other equity securities and/or non-income producing equity securities or warrants. Equity securities received upon conversion of

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convertible securities, such as convertible bonds, may be retained. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels.

Additional Fixed-Income Securities. Zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), are debt obligations ^that are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. Such investments may experience greater volatility in market value due to changes in interest rates. A Portfolio accrues income on these investments and is required to distribute its income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments may experience greater volatility in response to interest rate changes.

^Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, a Portfolio is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the ^transaction the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction^.

Interest ^Rate, Duration and Other Considerations. When interest rates decline, the value of a fund invested in non-callable fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of such a fund can be expected to decline. Duration measures the expected life of a fixed income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of certain investments or market conditions that reduce liquidity) can also adversely impact the market for securities and other instruments. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. The magnitude of the affect of interest rate fluctuations will generally be greater at times when a Portfolio’s average maturity is longer.

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Securities Lending. Each Portfolio may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Up to one-third of the value of a Portfolio’s total assets may be subject to securities lending. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Portfolio may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. Each Portfolio may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Portfolio may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Portfolio realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. A Portfolio also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Portfolio would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

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Pooled Investment Vehicles. Subject to applicable limitations, each ^Portfolio may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market of common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value for the fund's underlying portfolio assets.  ^A Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests.

Borrowing. A Portfolio may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to ^a Portfolio and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. A Portfolio may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of ^its total assets.

Illiquid Securities. A Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of ^1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

As the result of market events, certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions, mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became illiquid in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.

Management and Organization

Management. Each Fund’s investment adviser is Eaton Vance ^and each Portfolio’s investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance. Eaton Vance and BMR’s offices are located at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to ^investment advisory ^agreements. To the extent Fund assets are invested in a Portfolio, the Fund is allocated its pro rata share of the Portfolio’s advisory fee. Information about portfolio managers and advisory fees is set forth below. If a Portfolio invests in Cash Management Portfolio (an affiliated money market fund) ("CMP"), the portion of CMP’s advisory fee allocable to the Portfolio will be credited against the Portfolio advisory fee.

Each Fund’s shareholder report will provide information regarding the basis for the Trustees’ approval of each Fund and each Portfolio’s investment advisory agreement.

Emerging Markets Local Income Fund and Portfolio. Under the Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Fund up to $1 billion that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator ("Investable Assets"). On Investable Assets of $1 billion and over, the annual fee is reduced. For the ^fiscal year ended October 31, ^2008, ^the ^Fund ^at all times invested in ^Emerging Markets Local Income ^Portfolio and, as such, the Fund ^did not incur advisory fees under its ^advisory ^agreement.

Under its investment advisory agreement with Emerging Markets Local Income Portfolio, BMR receives a monthly advisory fee equal to 0.65% of ^average daily net assets of the Portfolio up to $1 billion. On average daily net assets of $1 billion and over, the annual fee is reduced. For the ^fiscal year ended October 31, ^2008, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65% .

Global Macro Fund and Portfolio. Under the Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.615% annually of the Investable Assets of the Fund up to $500 million. On Investable Assets of $500 million and over, the annual fee is reduced. For the ^fiscal year ended October 31, ^2008, the Fund ^at all times invested in ^Global Macro ^Portfolio and, as such, the Fund ^did not incur advisory fees under its ^advisory ^agreement.

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Under its investment advisory agreement with Global Macro Portfolio, BMR receives a monthly advisory fee as follows:

Annual Advisory Fee Rate
Average Daily Net Assets	(for each level)

up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

^For the fiscal year ended October 31, ^2008, the effective annual rate of the investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.^61%.

International Income Fund and Portfolio. Under the Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.625% annually of ^Investable Assets of the Fund up to $1 billion. On Investable Assets of $1 billion and over, the annual fee is reduced. For the ^fiscal year ended October 31, ^2008, the Fund ^at all times invested in International Income ^Portfolio and, as such, the Fund ^did not incur advisory fees under its ^advisory ^agreement.

Under its investment advisory agreement with International Income Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $1 billion. On net assets of $1 billion and over, the annual fee is reduced. For the ^fiscal year ended October 31, ^2008, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.625% .

The portfolio managers of each Fund and each Portfolio are Mark S. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008). Messrs. Venezia, Baur and Cirami ^co-manage other Eaton Vance funds and portfolios, and are Vice Presidents of Eaton Vance and BMR. ^Messrs. Cirami and Venezia ^have been ^employees of Eaton Vance for more than five years. Mr. Baur joined Eaton Vance in 2005. Previously, he attended the Johnson Graduate School of Management at Cornell University (2003-2005^)^.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

^

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder ^meetings but may hold special meetings for matters that require shareholder approval (^such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Fund and Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must

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communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses ^independent pricing ^services to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market ^information. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS, are valued by ^independent pricing services. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing ^services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a ^Fund or Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A Shares

^

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

Class I Shares

Class I shares of Global Macro Fund are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain

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persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares ^is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares of Global Macro Fund may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 ^to be assigned an account number. ^You may request a current account application by calling 1-800-262-1122^. The Fund Order Department must be advised by telephone of each ^additional investment by wire.

^

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of ^the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force ^the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as certain emerging market and high yield securities and derivatives instruments) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

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•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution fees equal to 0.30% annually of average daily net assets.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. In addition to payments made under "Sales Charges" below, the ^principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter

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may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	1.00%

*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more^. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

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Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; ^and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares which are not subject to a CDSC.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution Fees. Class A shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and for personal and/or shareholder account services in an amount equal to 0.30% annually of average daily net assets. After the sale of shares, the principal underwriter receives the Class A distribution fee for one year and thereafter investment dealers generally receive fees of up to 0.25% annually based on the value of shares sold by such dealers for shareholder servicing and maintenance of shareholder accounts. Distribution fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance,

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you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

^Distributions are paid in cash.

^Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end.  ^Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

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Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

24

Tax Information

Each Fund intends to pay dividends monthly and to distribute net realized capital gains, if any, at least annually. Different classes may distribute different dividend amounts. Distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio or a Fund owned the investments that generated ^the gains, rather than how long a shareholder has owned his or her shares ^in the Fund. A majority of the Fund’s distributions may be taxed as ordinary income. For taxable years begining on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by the shareholder and the Portfolio. The Fund’s distributions are taxable whether they are paid in cash or reinvested in additional shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on those securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes paid. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

A Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures through positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivatives positions. In certain circumstances, this may result in a distribution of a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, a Fund is required to notify shareholders of the componenets of any distribution that includes amounts from sources other than net income.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

25

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm, except that for Global Macro Portfolio information prior to the fiscal year ended December 31, 2007 was audited by another independent registered accounting firm. ^ The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^
	Emerging Markets Local Income Fund

	Year Ended	Period Ended

	October 31, 2008	October 31, 2007(1)

	Class A	Class A

Net asset value - Beginning of period	$10.770	$10.000

Income (loss) from operations
Net investment income(2)	$0.475	$0.165
Net realized and unrealized gain (loss)	(1.727)	0.732

Total income (loss) from operations	$ (1.252)	$0.897

Less distributions
From net investment income	$ (0.640)	$ (0.259)
From net realized gain	(0.381)	—
Tax return of capital	(0.217)	—
Total distributions	$ (1.238)	$ (0.259)

Capital contribution from administrator(2)	$ —	$0.132

Net asset value - End of period	$8.280	$10.77

Total Return(3)	(13.38)%	10.44%(8)(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,529	$11
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(7)	1.25%	1.25%(6)
Net investment income(7)	4.73%	4.67%(6)
Portfolio Turnover of the Portfolio	38%	2%(9)

	(See footnotes on last page.)

26

^Financial Highlights (continued)

	Global Macro Fund

	Year Ended October 31,		Period Ended October 31,

	2008		2007(1)

	Class A	Class I	Class A	Class I

Net asset value - Beginning of period	$10.220	$10.210	$10.000	$10.000

Income (loss) from operations
Net investment income(2)	$ 0.499	$0.464	$ 0.123	$0.146
Net realized and unrealized gain (loss)	(0.247)	(0.181)	0.201	0.243

Total income (loss) from operations	$ 0.252	$0.283	$ 0.324	$0.389

Less distributions
From net investment income	$ (0.605)	$ (0.636)	$ (0.225)	$ (0.235)
From capital gains	(0.037)	(0.037)	—	—
Total distributions	$ (0.642)	$ (0.673)	$ (0.225)	$ (0.235)

Capital contribution from administrator	$ —	$ —	$ 0.121	$0.056

Net asset value - End of period	$ 9.830	$9.820	$10.220	$10.210

Total Return(3)	2.49%	2.69%	4.50%(8)(9)	4.50%(8)(9)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,178	$16,291	$ 25	$10
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(7)	1.10%	0.80%	1.05%(6)	0.75%(6)
Net investment income	4.90%	4.59%	3.55%(6)	4.15%(6)
Portfolio Turnover of the Portfolio	26%	26%	45%	45%

			(See footnotes on last page.)

27

Financial Highlights (continued)^

	International Income Fund

	Year Ended October 31,	Period Ended October 31,

	2008	2007(1)

	Class A	Class A

Net asset value - Beginning of period	$10.850	$10.000

Income (loss) from operations
Net investment income(2)	$ 0.435	$0.124
Net realized and unrealized gain (loss)	(0.490)	0.468

Total income (loss) from operations	$ (0.055)	$0.592

Less distributions
From net investment income	$ (0.434)	$ (0.014)
From net realized gain	(0.013)	(0.135)

Total distributions	$ (0.447)	$ (0.149)

Capital contribution from administrator(2)	$ 0.002	$0.407

Net asset value - End of period	$10.350%	$10.850%

Total Return(3)	(0.73)%(8)	10.05%(8)(9)
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$ 5,517	$245
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.10%)(7)	1.25%(6)(7)
Net investment income(4)	3.86%	3.38%(6)
Portfolio Turnover of the Portfolio	14%	2%(9)

(1) For the period from the start of business, June 27, ^2007, to October 31, 2007.

(2) ^Computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4) Includes the Fund’s share of the Portfolio’s allcoated expenses.

(5) Excludes the effect of custody fee credits, if any, of less than 0.005%.

(^6) Annualized.

(^7) The administrator subsidized certain operating expenses (equal to 4.63% and 287.76% for Class A shares of Emerging Markets Local Income Fund; 0.33% and 673.39% for Class A and Class I shares of Global Macro Fund; and 1.99% and 301.15% for Class A shares of International Income Fund of average ^daily net assets for the year ended October 31, 2008 and the period from the start of business, June 27, ^2007, to October 31, 2007, respectively).^

(8) The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 for International Income Fund was less than 0.005%. Absent a capital contribution by the administrator in the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12% for Class A shares of Emerging Markets Local Income Fund; 3.99% for Class A and Class I shares of Global Macro Fund and 9.14% for Class A shares of International Income Fund.

(^9) Not annualized. ^

28

More Information

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services ^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

^The Funds’ Investment Company Act No. is 811-4015		GMIIFP
^2967-3/09	© ^2009 Eaton Vance Management

Eaton Vance Floating-Rate Advantage Fund
A mutual fund seeking high current income

^

Eaton Vance Floating-Rate Fund
A mutual fund seeking high current income

Eaton Vance Floating-Rate & High Income Fund
A mutual fund seeking high current income

Prospectus Dated
^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

^

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
^Floating-Rate Advantage Fund	5
Floating-Rate Fund	6
Floating-Rate & High Income Fund	7
Fund Fees and Expenses	8
Investment Objectives & Principal Policies and Risks	10
Management and Organization	15
Valuing Shares	16
Purchasing Shares	17
Sales Charges	21
Redeeming Shares	23
Shareholder Account Features	24
Tax Information	25
Financial Highlights	27
Floating-Rate Advantage Fund	27
Floating-Rate Fund	29
Floating-Rate & High Income Fund	32

2

Fund Summaries

Each Fund’s investment objective and principal strategies and risks are summarized below. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies.

Eaton Vance Floating-Rate Advantage Fund. The Floating-Rate Advantage Fund’s investment objective is to provide a high level of current income. In seeking its objective, the Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). The Fund also utilizes leverage for the purpose of acquiring additional income-producing investments. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 35% of its net assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions.

The Fund currently seeks its objective by investing in Senior Debt Portfolio, a separate registered investment company that has the same investment objective and policies as the Fund.

^Eaton Vance Floating-Rate Fund. The Floating-Rate Fund’s investment objective is to provide a high level of current income. In seeking its objective, the Fund invests primarily in ^Senior Loans^. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions.

The Fund may purchase derivative instruments, such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and currency hedging derivatives.

The Fund currently seeks its objective by investing in Floating Rate Portfolio, a separate registered investment company that has the same investment objective and policies as the Fund.

Eaton Vance Floating-Rate & High Income Fund. The Floating-Rate & High Income Fund’s investment objective is to provide a high level of current income. In seeking its objective, the Fund invests primarily in Senior Loans of domestic and foreign borrowers and secondarily in high yield, high risk corporate bonds (so called “junk bonds”). Senior Loans and high yield corporate bonds are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield bonds. The Fund shall not invest more than 20% of its total assets in high yield bonds. The Fund may also purchase fixed income debt securities, preferred stocks (many of which have fixed maturities), convertible securities, securities that make “in-kind” interest payments, bonds not paying current income, bonds that do not make regular interest payments and money market instruments. The Fund may invest up to 25% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions.

The Fund may purchase derivative instruments, such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and currency hedging derivatives.

The Fund currently seeks its objective by investing at least 65% of its total assets in Floating Rate Portfolio and not more than 20% of its total assets in High Income Opportunities Portfolio. The Portfolios are separate registered investment companies managed by Eaton Vance or its affiliate.

The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

3

Principal Risk Factors.

^Each Fund invests primarily in below investment grade floating rate loans and floating rate and other debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds, and such defaults could reduce ^a Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause ^a Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt securities are also subject to the risk of increases in prevailing interest rates, although floating rate securities reduce this risk. Interest rate changes may also increase prepayments of loans and other debt obligations and require ^a Fund to invest assets at lower yields. Bonds that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of ^a Fund to realize the full value of such loans in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans.

The value of foreign investments is affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), ^governmental administration of economic or monetary policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. The ^Funds may use forward currency exchange contracts or other permitted hedging techniques to attempt to mitigate adverse effects of foreign currency fluctuations, however, there is no certainty that such strategy will be successful.

Senior Debt Portfolio, the Portfolio in which Floating-Rate Advantage Fund invests, will borrow for the purpose of acquiring additional income-producing investments when it believes that the interest payments and other costs with respect to such borrowings or indebtedness will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a leveraging strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a leveraging strategy will be successful. The cost of any such borrowings or debt issuance will be borne by the Floating-Rate Advantage Fund’s shareholders. Any such borrowing or debt issuance is a speculative technique in that it will magnify any changes to the Floating-Rate Advantage Fund’s net asset value.

The ^Funds’ use of derivatives is subject to certain limitations and may expose the ^Funds to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Hedging transactions involve a risk of loss due to unanticipated changes in exchange or interest rates, as well as the risk of counterparty default.

^No Fund is ^a ^complete investment program and you may lose money by investing in ^a Fund. There is no guarantee that a Fund will be able to achieve its investment objective. An investment in ^a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Eaton Vance Floating-Rate Advantage Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2008. The returns in the bar chart are for Class ^B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of a broad-based, unmanaged loan market index. Returns in the table for Class ^B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

The Fund is the successor to the operations of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), which also invested in Senior Debt Portfolio. The performance of each Class of shares prior to the commencement of operations on March 17, 2008 for all classes, is that of the Predecessor Fund. Such performance is adjusted to eliminate the early withdrawal charge applicable to the Predecessor Fund and to reflect any contingent deferred sales charge applicable to Class B and Class C shares. The performance is not otherwise adjusted to reflect differences in the expenses between the Predecessor Fund and each Class. If such an adjustment were made, the Class performance would be different.

During the ^ten years ended December 31, ^2008, ^the highest quarterly total return for Class ^B was ^5.^93% for the quarter ended June 30, ^2008, and the lowest quarterly return was ^–^30.^56% for the quarter ended ^December 31, ^2008. ^

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Advisers Class Return Before Taxes	^–37.03%	^–5.77%	^–0.99%
Class A Return Before Taxes	^–38.52%	^–6.22%	^–1.23%
Class B Return Before Taxes	^–38.98%	^–5.82%	^–1.01%
Class B Return After Taxes on Distributions	^–40.15%	^–7.47%	^–2.94%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^–24.72%	^–5.42%	^–1.72%
Class C Return Before Taxes	^–37.94%	^–5.86%	^–1.04%
Class I Return Before Taxes	^–36.91%	^–5.73%	^–0.97%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^–29.10%	^–3.12%	^0.81%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. ^The ^performance shown above for each class for the period prior to ^March 17, ^2008 is that of the ^Predecessor Fund adjusted ^to eliminate the early withdrawal charge applicable to the Predecessor Fund and to reflect any applicable sales charge ^of the Class, but not adjusted for any other differences in ^expenses. The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index. Investors cannot invest directly in an index. (Source for the S&P/LSTA Leveraged Loan Index returns: ^Standard & Poor’s.^) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax ^rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class ^B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. ^

5

^ Eaton Vance Floating-Rate Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, 2008. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of a broad-based, unmanaged loan market index. Returns in the table for Class C shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2001 through December 31, 2008, the highest quarterly total return for Class C was 5.04% for the quarter ended June 30, 2008, and the lowest quarterly return was –24.47% for the quarter ended December 31, 2008.

	One	Five	Life of
Average Annual Total Return as of December 31, ^2008	Year	Years	Fund

Advisers Class Return Before Taxes	^–30.42%	^–4.08%	^–1.28%
Class A Return Before Taxes	^–31.96%	^–4.49%	^–1.58%
Class B Return Before Taxes	^–34.23%	^–5.11%	^–2.03%
Class C Return Before Taxes	^–31.61%	^–4.80%	^–2.03%
Class C Return After Taxes on Distributions	^–32.69%	^–6.23%	^–3.44%
Class C Return After Taxes on Distributions and the Sale of Class C Shares	^–20.07%	^–4.58%	^–2.32%
Class I Return Before Taxes	^–30.25%	^–3.84%	^–0.95%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^–29.10%	^–3.12%	^---0.18%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. Advisers Class commenced operations February 7, 2001, Class B commenced operations February 5, 2001, Class C commenced operations on February 1, 2001 and Class I commenced operations on January 30, 2001. Life of Fund returns are calculated from February 28, 2001 for Advisers Class, Class A, Class B and Class C, and from January 31, 2001 for Class I. Class A commenced operations on May 5, 2003. The Class A performance shown above for the period prior to May 5, 2003 is the performance of Advisers Class shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index. Investors cannot invest directly in an index. (Source for the S&P/LSTA Leveraged Loan Index returns: Standard & Poor’s.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class C shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

6

Eaton Vance Floating-Rate & High Income Fund

^

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2008. The returns in the bar chart are for Class C shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the returns for each Class of shares and a comparison to the performance of a broad-based, unmanaged loan market index. Returns in the table for Class C shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the period from December 31, 2000 through December 31, ^2008, the highest quarterly total return for Class C was ^4.^72% for the quarter ended June 30, ^2008, and the lowest quarterly return was ^ –24.92% for the quarter ended December 31, 2008.

	One	Five	Life of
Average Annual Total Return as of December 31, ^2008	Year	Years	Fund

Advisers Class Return Before Taxes	^–30.98%	^–3.93%	^–0.53%
Class A Return Before Taxes	^–32.61%	^–4.39%	^–0.84%
Class B Return Before Taxes	^–34.74%	^–4.95%	^–1.25%
Class C Return Before Taxes	^–32.15%	^–4.65%	^–1.25%
Class C Return After Taxes on Distributions	^–33.35%	^–6.21%	^–2.98%
Class C Return After Taxes on Distributions and the Sale of Class C Shares	^–20.44%	^–4.51%	^–1.85%
Class I Return Before Taxes	^–30.80%	^–3.69%	^–0.33%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	^–29.10%	^–3.12%	^ 0.06%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable ^CDSC for Class B and Class C. Advisers Class commenced operations September 7, 2000, Class B and Class C commenced operations on September 5, 2000 and Class I commenced operations on September 15, 2000. Life of Fund returns are calculated from September 30, 2000. Class A commenced operations on May 7, 2003. The Class A performance shown above for the period prior to May 7, 2003 is the performance of Advisers Class shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index. Investors cannot invest directly in an index. (Source for the S&P/LSTA Leveraged Loan Index returns: Standard & Poor’s.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class C shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.^

Shareholder Fees for Floating-Rate Fund and Floating-Rate & High Income Fund (fees paid
directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or time of redemption)	None	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)(1)	1.00%	1.00%	None	None	1.00%
^(1) For Advisers Class, Class A and Class I shares redeemed or exchanged within 90 days of the settlement of the purchase.^
Shareholder Fees for Floating-Rate Advantage Fund (fees paid directly from your investment)	Advisers Class	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	None	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or time of redemption)	None	None	3.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)(1)	1.00%	1.00%	None	None	1.00%
(1) For Advisers Class, Class A and Class I shares redeemed or exchanged within 90 days of the settlement of the purchase.
Annual Fund Operating Expenses for Floating-Rate Advantage Fund (expenses that are deducted
from Fund and Portfolio assets)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.60%	0.75%	n/a
Other Expenses(1)	1.21%	1.21%	1.26%	1.22%	1.21%
Total Annual Fund Operating Expenses	2.13%	2.13%	2.53%	2.64%	1.88%
(1) Includes interest expense of 0.96%, 0.97%, 1.02%, 0.96% and 0.96% for Advisers Class, Class A, Class B, Class C and Class I, respectively.
Annual Fund Operating Expenses for Floating-Rate Fund (expenses that are deducted from Fund
and Portfolio assets)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	n/a
Other Expenses	0.27%	0.27%	0.27%	0.27%	0.25%
Total Annual Fund Operating Expenses	1.19%	1.19%	1.94%	1.94%	0.92%

Annual Fund Operating Expenses for Floating-Rate & High Income Fund (expenses that are
deducted from Fund and Portfolio assets)	Advisers Class	Class A	Class B	Class C	Class I

Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	n/a
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.08%
Acquired Fund Fees and Expenses(1)	0.71%	0.71%	0.71%	0.71%	0.71%
Net Annual Fund Operating Expenses	1.22%	1.22%	1.97%	1.97%	0.94%
^(1) Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.^53%.

8

^Examples. ^These Examples are intended to help you compare the cost of investing in ^a Fund with the cost of investing in other mutual funds. ^Each Example assumes that you invest $10,000 in ^a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. ^Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses ^tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be^:

		1 Year	3 Years	5 Years	10 Years

Floating-Rate Advantage Fund	Advisers Class shares	$216(1)	$667	$1,144	$2,462
	Class A shares	$436(1)	$877	$1,343	$2,632
	Class B shares(2)	$556	$988	$1,345	$2,768
	Class C shares	$367	$820	$1,400	$2,973
	Class I shares	$191(1)	$591	$1,016	$2,201

Floating-Rate Fund	Advisers Class shares	$121(1)	$378	$ 654	$1,443
	Class A shares	$344(1)	$594	$ 865	$1,636
	Class B shares(2)	$697	$1,009	$1,247	$2,070
	Class C shares	$297	$609	$1,047	$2,264
	Class I shares	$94(1)	$293	$ 509	$1,131

Floating-Rate & High Income Fund	Advisers Class shares	$124(1)	$387	$ 670	$1,477
	Class A shares	$347(1)	$603	$ 880	$1,669
	Class B shares(2)	$700	$1,018	$1,262	$2,102
	Class C shares	$300	$618	$1,062	$2,296
	Class I shares	$96(1)	$300	$ 520	$1,155
You would pay the following expenses if you did not redeem your shares^:
		1 Year	3 Years	5 Years	10 Years

Floating-Rate Advantage Fund	Advisers Class shares	$216	$667	$1,144	$2,462
	Class A shares	$436	$877	$1,343	$2,632
	Class B shares(2)	$256	$788	$1,345	$2,768
	Class C shares	$267	$820	$1,400	$2,973
	Class I shares	$191	$591	$1,016	$2,201

Floating-Rate Fund	Advisers Class shares	$121	$378	$ 654	$1,443
	Class A shares	$344	$594	$ 865	$1,636
	Class B shares(2)	$197	$609	$1,047	$2,070
	Class C shares	$197	$609	$1,047	$2,264
	Class I shares	$94	$293	$ 509	$1,131

Floating-Rate & High Income Fund	Advisers Class shares	$124	$387	$ 670	$1,477
	Class A shares	$347	$603	$ 880	$1,669
	Class B shares(2)	$200	$618	$1,062	$2,102
	Class C shares	$200	$618	$1,062	$2,296
	Class I shares	$961	$300	$ 520	$1,155

^(1) Due to the redemption fee, the cost of investing in Advisers Class, Class A or Class I shares for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of the purchase.

^(2) Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

9

Investment Objectives & Principal Policies and Risks

Set forth below is information about the investment objectives and principal policies and risks of each Fund, as well as information about the Portfolio(s) in which each Fund invests. Each Fund’s investment objective and most policies may be changed by the Trustees without shareholder approval. The Trustees have no present intention to make a change and intend to submit any material change in ^either Floating-Rate Funds or Floating-Rate & High Income Fund’s objective to its shareholders for approval.

In the case of a Fund or Portfolio that has a policy of investing at least 80% of its total assets in a particular type of investment (the “80% policy”), the policy will not be changed unless Fund shareholders are given at least 60 days’ advance notice of the change. For purposes of the 80% policy, “total assets” ^include any assets purchased with borrowings ^for investment purposes.

Eaton Vance Floating-Rate Advantage Fund. Floating-Rate Advantage Fund’s investment objective is to provide a high level of current income. The Fund currently seeks to meet its investment objective by investing in Senior Debt Portfolio, a separate registered investment company that has the same objective and policies as the Fund. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The investment objective and policies of the Portfolio are described below.

Eaton Vance Floating-Rate Fund. Floating-Rate Fund’s investment objective is to provide a high level of current income. The Fund currently seeks its investment objective by investing in Floating Rate Portfolio, a separate registered investment company that has the same objective and policies as the Fund. ^Under normal circumstances, ^the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The investment objective and policies of the Portfolio are described below.

Eaton Vance Floating-Rate & High Income Fund. Floating-Rate & High Income Fund’s investment objective is to provide a high level of current income. The Fund currently seeks its investment objective by investing at least 65% of its total assets in Floating Rate Portfolio and not more than 20% of its total assets in High Income Opportunities Portfolio. During the Fund’s most recent fiscal year, an average of ^11% of the Fund’s net assets was invested in High Income Oppportunities Portfolio. The ^investment ^objectives and policies of ^each Portfolio ^are described below. Under normal circumstances, the Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield bonds.

To determine the allocation of ^the Fund’s assets between the two Portfolios, the portfolio managers of the Portfolios meet periodically and agree upon an appropriate allocation that is consistent with the Fund’s objective and policies and takes into consideration market and other factors. Because the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Income Investment Officer of the investment adviser will make the allocation determination. The cost of investment services relating to allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services. ^The Fund pays its allocable share of each Portfolio’s advisory fees, which are described under “Management and Organization” below.

The Portfolios

Set forth below is a description of each Portfolio’s investment objective(s) and principal investment policies. Additional information about these policies, including risk information, appears under "Additional Policies and Risks" below.

Floating Rate Portfolio and Senior Debt Portfolio^. Floating Rate Portfolio’s and Senior Debt Portfolio’s primary investment objective is to provide a high level of current income. Each Portfolio normally invests primarily in interests in senior floating rate loans of domestic or foreign borrowers (“Senior Loans”). Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, the Portfolio^s’ investment adviser intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies; however there is no certainty that such strategies will be successful.

^Each Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds and asset-backed securities (such as special

10

purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

^Each Portfolio’s investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. In managing ^a Portfolio, management seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with ^a Portfolio’s objective^.

Senior Debt Portfolio also utilizes leverage for the purpose of acquiring additional income-producing investments.

High Income Opportunities Portfolio. High Income Opportunities Portfolio’s primary investment objective is to provide a high level of current income. The Portfolio seeks growth of capital as a secondary investment objective. The Portfolio normally invests primarily in bonds rated in the lowest investment grade category or below (i.e., bonds rated Baa3 and below by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- and below by Standard & Poor’s Ratings Group (“S&P”)), and in comparable unrated bonds. Bonds rated BBB and Baa have speculative characteristics, while lower rated bonds are predominantly speculative. The Portfolio invests at least 80% of its net assets in fixed-income securities, including preferred stocks, Senior and Junior Loans and convertible securities.

^The Portfolio may invest up to 15% of its total assets in convertible securities and up to 10% in equity securities. To the extent the Portfolio invests in equity ^securities, it will be sensitive to stock market volatility.

^The Portfolio may invest in zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK bonds”). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. The Portfolio accrues income on these investments and is required to distribute its share of income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

^The Portfolio’s investments are actively managed, and may be bought or sold on a daily basis. The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. The portfolio manager attempts to improve yield through timely trading. The portfolio managers also consider the relative value of securities in the marketplace in making investment decisions and attempt to preserve capital and enhance return when consistent with the Portfolio’s objectives. Although the investment adviser of the Portfolio considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Portfolio’s objectives depends more on the investment adviser’s judgment and analytical abilities than would be the case if it invested primarily in securities in the higher rating categories.

Additional Policies and Risks

Senior Loans. Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest ^that are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. ^Senior Loans typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. In the experience of the investment adviser over the last decade, the average life of Senior Loans has been two to four years because of prepayments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, a Portfolio could experience delays or limitations with respect to its

11

ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance. In order to enforce its rights in the event of the bankruptcy of a Borrower or in other situations, a Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase operating expenses and adversely affect net asset value.

Many loans in which a Portfolio invests may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission ^or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Most Senior Loans held by a Portfolio have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the investment adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The investment adviser does not view ratings as the primary factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for some loans and certain loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in a Fund’s net asset value. During periods of limited supply of Senior Loans, a Fund’s yield may be lower.

Junior Loans. Each Portfolio may also invest in Junior Loans. Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Borrowings and Leverage. Subject to the applicable requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), Senior Debt Portfolio may from time to time borrow money on a secured or unsecured basis at variable or fixed rates. The Portfolio will borrow for the purpose of acquiring additional income-producing investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return (a combination of income and appreciation) on such investments. Successful use of a leveraging strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a leveraging strategy will be successful. The cost of any such borrowings will be borne by the Floating-Rate Advantage Fund’s shareholders. The investment adviser also expects that the Portfolio will borrow money to remain fully invested after accounting for anticipated cash infusions from the prepayment of Senior Loans and the sale of Floating-Rate Advantage Fund shares, and cash outflows from the fulfillment of settlement obligations (including the funding of revolving Senior Loans) and to satisfy redemption requests. Upon the expiration of the term of the Portfolio’s existing credit arrangement, the lender may not be willing to extend further credit to the Portfolio or may only be willing to do so at an increased cost to the Portfolio. If the Portfolio is not able to arrange for alternate financing, it may be required to liquidate holdings to repay amounts borrowed from the lender.

As prescribed by the 1940 Act, Senior Debt Portfolio will be required to maintain specified asset coverages of at least 300% with respect to any bank borrowing immediately following any such borrowing. The Portfolio may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. The Portfolio may be required to maintain minimum average balances that are more restrictive than the provisions of the 1940 Act in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Portfolio under a credit facility are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit facility program, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Senior Loans and other assets of the Portfolio) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Any such borrowing is a speculative technique in that it will magnify any

12

changes to the Floating-Rate Advantage Fund’s net asset value. The Portfolio may also borrow for temporary, extraordinary or emergency purposes.

High Yield Bonds. High yield bonds include bonds rated in the lowest investment grade category and those in lower categories. These bonds have speculative characteristics and, in the case of bonds rated below investment-grade, are predominately speculative. High yield bonds are also subject to a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities more volatile and could limit the ability to sell securities at favorable prices. In the absence of a liquid trading market for securities held by it, it may be difficult to determine the fair market value of such securities.

High Income Opportunities Portfolio may hold securities that are unrated or in the lowest rating categories (rated C by Moody’s or D by S&P). Bonds rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities or in other situations, the Portfolio may be required to retain legal counsel and/or a financial adviser. This may increase operating expenses and adversely affect net asset value. A description of the ratings of corporate bonds by Moody’s and S&P is included as Appendix F to the Statement of Additional Information.

Interest Rate and Other Considerations. When interest rates decline, the value of High Income Opportunities Portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of the Portfolio can be expected to decline. The value of a portfolio that primarily invests in floating rate Senior Loans (such as Floating Rate Portfolio and Senior Debt Portfolio) generally can be expected to fluctuate minimally as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, material changes in prevailing interest rates may cause some fluctuation in net asset values. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of loans or certain securities or market conditions that reduce liquidity) can adversely impact the markets for Senior Loans and debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Changes in the values of a Portfolio’s holdings likely will cause fluctuation in a Fund’s net asset value.

Foreign Investments. Floating Rate Portfolio and Senior Debt Portfolio may invest up to 25% and 35% of total assets, respectively ^in foreign securities and foreign Senior Loans, predominantly in developed countries. High Income Opportunities Portfolio may invest up to 25% of total assets in foreign securities and foreign Senior Loans, which are predominantly U.S. dollar denominated and up to 5% of its total assets in non-dollar denominated investments. The value of foreign investments is affected by changes in foreign tax laws (including withholding tax), government policies (in this country or abroad) and relations between nations, and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. These risks can be more significant for issuers in less developed countries. Each Portfolio may use forward currency exchange contracts or other permitted hedging techniques to attempt to mitigate adverse effects of foreign currency fluctuations.

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the ^United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information

13

may not be complete. There is also a risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Each Portfolio may purchase or sell derivative instruments (which derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held by the Portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Transactions in derivative instruments may include, but are not limited to, the purchase or sale of futures contracts on securities, indices, other financial instruments or currencies; options on futures contracts; and exchange-traded and over-the-counter options on securities, indices or currencies. Each Portfolio may enter into interest rate swaps, credit default swaps, total return swaps and forward rate contracts and purchase credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. Each Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Portfolio’s holdings. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Credit default swaps enable a Portfolio to buy or sell credit protection on an individual issuer or basket of issuers. Credit linked notes and credit default swaps involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction. It is anticipated that High Income Opportunities Portfolio may have net economic leverage of up to 20% through the use of credit default swaps.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Transactions in derivative instruments involve unique risks, such as losses due to unanticipated adverse changes in prices, interest rates, indices, or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein. In addition, each Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Each Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous.

Short Sales. High Income Opportunities Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The use of short sales will require the Portfolio to incur the related costs associated with a prime broker relationship so that it can take advantage of inter-capital structure opportunities as well as short positions.

Other Investment Practices. Each Portfolio may invest not more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

As the result of market events, certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions, mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became illiquid in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but each of Floating Rate Portfolio and High Income Opportunities Portfolio will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense and, while they are outstanding, magnify increases or decreases in the value of Fund shares. Floating Rate Portfolio and High Income Opportunities Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

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^During unusual market conditions, Floating Rate Portfolio and Senior Debt Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which is not consistent with the investment objectives of ^the Floating-Rate Fund and the Floating-Rate Advantage Fund. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While temporarily invested or otherwise, a Fund may not achieve its investment objective.

^Floating-Rate & High Income Fund also is authorized to invest in high yield, high risk corporate bonds through Boston Income Portfolio, another investment company managed by the investment adviser. Boston Income Portfolio’s objective is to seek to provide as much current income as possible. The Portfolio’s principal investment strategies and risks are substantially similar to those of High Income Opportunities Portfolio. Secondary purposes of Boston Income Portfolio are to provide reasonable preservation of capital to the extent attainable from high yield, high risk corporate bonds, and growth of income and capital.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages the investments of each Portfolio pursuant to an investment advisory agreement. Each Fund is allocated its pro rata share of the advisory fee paid by the Portfolio(s) in which it invests. The advisory fee paid by each Portfolio is set forth below. Information about advisory fees and portfolio managers is set forth below. ^If a Portfolio invests in Cash Management Portfolio (an affiliated money market fund)("CMP"), the portion of CMP’s ^advisory fee allocable to that Portfolio will be credited against that Portfolio^’s advisory ^fee.

^

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the relevant Portfolio(s) investment advisory agreement(s).

Floating Rate Portfolio. Under its investment advisory agreement with Floating Rate Portfolio, BMR receives a monthly advisory fee equal to 0.575% annually of the average daily net assets of Floating Rate Portfolio up to $1 billion. The advisory fee on net assets of $1 billion or more is reduced as follows:

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For the fiscal year ended ^October 31, 2008, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of Floating Rate ^Portfolio was 0.^52%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Floating Rate Portfolio (since inception and November 7, 2007, respectively). Mr. Page and Mr. Russ manage other Eaton Vance floating rate loan portfolios and have been Eaton Vance portfolio managers for more than five years.

High Income Opportunities Portfolio. Under its investment advisory agreement with High Income Opportunities Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

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For the fiscal year ended ^October 31, 2008, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of High Income Opportunities ^Portfolio was 0.^57%.

Michael W. Weilheimer and Thomas P. Huggins, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of High Income Opportunities ^Portfolio (since 1995 and 2000, respectively). Mr. Weilheimer and Mr. Huggins manage other Eaton Vance portfolios and have been Eaton Vance portfolio managers for more than five years.

Senior Debt Portfolio. Under its investment advisory agreement with Senior Debt Portfolio, BMR receives a monthly advisory fee equal to the following of average daily gross assets of the Portfolio. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee is applied on the basis of the following categories:

Annual
Average Daily Gross Assets for the Month	Fee Rate

Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion	0.3750%

For the fiscal year ended October 31, 2008, the effective annual rate of the advisory fee paid to BMR, based on average daily net assets of the Portfolio was, 0.506%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Senior Debt Portfolio (since inception and November 7, 2007, respectively). Mr. Page and Mr. Russ manage other Eaton Vance floating rate loan portfolios and have been Eaton Vance portfolio managers for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund is authorized to pay Eaton Vance a monthly administrative fee equal to 0.15% (0.10% in the case of Floating-Rate Advantage Fund) annually of average daily net assets. For the fiscal year ended October 31, 2008, each Fund paid Eaton Vance administration fees equal to 0.15% (0.10% for Floating-Rate Advantage Fund) of average daily net assets.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of its Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit

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orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses an independent pricing service to value most loans and other debt securities at their market value. In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. In certain situations, the investment adviser may use the fair value of a security or loan if a security or a loan is not priced by a pricing service, the pricing service’s price is deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or a pricing service’s price is deemed unreliable. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. Advisers Class shares are only offered to certain types of investors as described under "Choosing a Share Class" below. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Advisers Class, Class A, Class B and Class C

^

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares ^is at least $250,000 (or is anticipated by the principal

17

underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 ^to be assigned an account number. ^You may request a current account application by calling 1-800-262-1122^. The Fund Order Department must be advised by telephone of each ^additional investment by wire.

^

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as certain Senior Loans owned by a Portfolio or other obligations not valued by the pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Advisers Class, Class A and Class I shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in

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the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Advisers Class shares are offered at net asset value to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Advisers Class shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Purchases of Advisers Class shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Advisers Class shares pay distribution and service fees equal to 0.25% annually of average daily net assets.  ^Returns on Advisers Class shares are generally higher than ^returns on Class B and Class C shares because Advisers Class has lower annual expenses than Class B and Class C.

Class A shares are offered at net asset value plus a front-end sales charge of up to 2.25% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $100,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six (four for Floating-Rate Advantage Fund) years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six (four for Floating-Rate Advantage Fund) years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC

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Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% (0.60% for Floating-Rate Advantage Fund) annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% (0.75% for Floating-Rate Advantage Fund) annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Purchases of Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

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Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 or more	0.00 **	0.00 **	1.00%

*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

^

The principal underwriter may also pay commissions of up to 1.00% on sales of ^Advisers Class or Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more^. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

21

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

^
Floating-Rate Fund and	CDSCs are based on the lower of the net asset value at
the time of purchase or at the time of redemption.
Shares acquired through the reinvestment of
distributions are exempt from the CDSC. Redemptions
are made first from shares that are not subject to a
				CDSC.
Floating-Rate & High Income Fund		Floating-Rate Advantage Fund

Year of Redemption		Year of Redemption
After Purchase	CDSC	After Purchase	CDSC

First or Second	5%	First	3.0%
Third	4%	Second	2.5%
Fourth	3%	Third	2.0%
Fifth	2%	Fourth	1.0%
Sixth	1%	Fifth or following	0%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

^Conversion Feature. After ^eight years, ^Class B shares automatically convert to ^Class A shares. Class ^B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Advisers Class, Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% (0.40% and 0.60%, respectively, for Floating-Rate Advantage Fund) of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% for Floating-Rate Advantage Fund) and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% (0.60% for Floating-Rate Advantage Fund) of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% (0.20% and 0.15%, respectively, for Floating-Rate Advantage Fund) of average daily net assets annually. Advisers Class and Class A shares pay distribution and service fees to the principal underwriter equal to 0.25% of average daily net assets annually. After the sale of Class A, Class B and Class C shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Although there is no present intention to do so, Class C shares of Floating-Rate Advantage Fund could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

22

Redeeming Shares You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Advisers Class, Class A and Class I shares of each Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

23

Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	^Distributions are paid in cash.
•Exchange Option	^Distributions are reinvested in additional shares of any class of another Eaton
Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•^Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Advisers Class, Class A and Class I shares within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class A shares, Eaton Vance Cash Management Fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

24

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Any net realized capital gains will be distributed annually. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Each Fund expects that its distributions will consist primarily of taxable ordinary income.

Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares

25

in the Fund. Each Fund’s distributions are taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of a Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio’s investments in foreign securities or loans may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease Fund returns on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or loans or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

Due to the accounting treatment of a Fund’s foreign currency transactions, the Fund may include in its distributions amounts that represent a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to rax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, the Fund is required to notify shareholders of the components of any distribution that includes amounts from sources other than net income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

26

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm. The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

		Eaton Vance Floating-Rate Advantage Fund

		Year Ended October 31, 2008

	Advisers
	Class(1)	Class A(1)	Class B(2)	Class C(1)	Class I(1)

Net asset value - Beginning of period	$10.000	$ 10.000	$ 11.180	$ 10.000	$10.000

Income (loss) from operations
Net investment income(4)	$ 0.395	$ 0.388	$0.662	$ 0.362	$ 0.412
Net realized and unrealized loss	(2.405)	(2.408)	(3.601)	(2.400)	(2.407)
Total loss from operations	$ (2.010)	$ (2.020)	$(2.939)	$ (2.038)	$ (1.995)

Less distributions
From net investment income	$ (0.330)	$ (0.330)	$(0.545)	$ (0.305)	$ (0.344)
Tax return of capital	(0.040)	(0.040)	(0.066)	(0.037)	(0.041)
Total distributions	$ (0.370)	$ (0.370)	$(0.611)	$ (0.342)	$ (0.385)
Net asset value - End of period	$ 7.620	$ 7.610	$7.630	$ 7.620	$ 7.620
Total return(8)	(20.84)%(13)	(20.94)%(13)	(27.45)%	(21.06)%(13)	(20.71)%(13)

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$27,960	$444,144	$151,321	$484,551	$13,515
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)(10)	1.17%(11)	1.16%(11)	1.51%	1.68%(11)	0.92%(11)
Interest expense(9)	0.96%(11)	0.97%(11)	1.02%	0.96%(11)	0.96%(11)
Total expenses(9)	2.13%(11)	2.13%(11)	2.53%	2.64%(11)	1.88%(11)
Net investment income	6.25%(11)	6.23%(11)	6.37%	5.74%(11)	6.51%(11)
Portfolio Turnover of the Portfolio	7%(14)	7%(14)	7%	7%(14)	7%(14)

(See footnotes on last page.)

27

Financial Highlights (continued)

	Eaton Vance Floating-Rate Advantage Fund

	Class B(2)

	Period Ended October
	31,	Year Ended November 30,

	2007(1)(3)	2006(1)	2005(1)	2004	2003

Net asset value - Beginning of period	$11.500	$ 11.500	$ 11.490	$11.240	$ 10.830

Income (loss) from operations
Net investment income(4)	$0.670	$ 0.667	$ 0.481	$0.345	$ 0.365
Net realized and unrealized gain (loss)	(0.307)	0.008	0.014	0.249	0.409
Total income (loss) from operations	$0.363	$ 0.675	$ 0.495	$0.594	$ 0.774

Less distributions
From net investment income	$(0.683)	$ (0.675)	$ (0.485)	$(0.344)	$ (0.364)
Tax return of capital	-----	-----	-----	-----	-----
Total distributions	$(0.683)	$ (0.675)	$ (0.485)	$(0.344)	$ (0.364)
Net asset value - End of period	$11.180	$ 11.500	$ 11.500	$11.490	$ 11.240
Total return(8)	3.23%(13)	6.02%	4.41%	5.30%	7.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,158,834	$1,273,866	$1,428,366	$1,636,855	$1,840,559
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)(10)	1.40%(11)	1.32%	1.33%	1.31%	1.31%
Interest expense(9)	0.70%(11)	0.01%	0.00%(12)	0.00%(12)	0.01%
Total expenses(9)	2.10%(11)	1.33%	1.33%	1.31%	1.32%
Net investment income	6.39%(11)	5.79%%	4.18%	3.02%	3.34%
Portfolio Turnover of the Portfolio	55%(13)	51%	65%	87%	47%

(See footnotes on last page.)

28

Financial Highlights (continued)

					Eaton Vance Floating-Rate Fund

					Year Ended October 31,

			2008					2007

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.590	$ 9.920	$ 9.590	$ 9.590	$ 9.590	$9.840	$ 10.180	$ 9.840	$ 9.840	$ 9.840

Income (loss) from operations
Net investment income(4)	$ 0.545	$ 0.560	$ 0.469	$ 0.472	$ 0.550	$0.636	$0.657	$ 0.563	$ 0.562	$ 0.658
Net realized and unrealized gain (loss)	(2.618)	(2.705)	(2.616)	(2.619)	(2.601)	(0.239)	(0.248)	(0.240)	(0.239)	(0.237)
Total income (loss) from operations	$ (2.073)	$ (2.145)	$ (2.147)	$ (2.147)	$ (2.051)	$0.397	$0.409	$ 0.323	$ 0.323	$ 0.421

Less distributions
From net investment income	$ (0.435)	$ (0.450)	$ (0.382)	$ (0.382)	$ (0.456)	$(0.648)	$(0.670)	$ (0.574)	$ (0.574)	$ (0.672)
Tax return of capital	(0.083)	(0.086)	(0.072)	(0.072)	(0.084)	-----	-----	-----	-----	-----
Total distributions	$ (0.518)	$ (0.536)	$ (0.454)	$ (0.454)	$ (0.540)	$(0.648)	$(0.670)	$ (0.574)	$ (0.574)	$ (0.672)
Redemption fees	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$0.001	$0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 7.000	$ 7.240	$ 6.990	$ 6.990	$ 7.000	$9.590	$9.920	$ 9.590	$ 9.590	$ 9.590
Total return(8)	(22.55)%	(22.66)%	(23.22)%	(23.22)%	(22.36)%	4.13%	4.12%	3.35%	3.35%	4.39%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$375,801	$646,322	$85,386	$512,400	$353,249	$972,840	$1,619,235	$177,431	$1,142,139	$532,067
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)(10)	1.19%	1.19%	1.94%	1.94%	0.92%	1.05%	1.05%	1.80%	1.80%	0.80%
Net investment income	6.11%	6.08%	5.29%	5.31%	6.22%	6.50%	6.50%	5.76%	5.75%	6.73%
Portfolio Turnover of the Portfolio	7%	7%	7%	7%	7%	61%	61%	61%	61%	61%

(See footnotes on last page.)

29

^Financial Highlights (continued)

				Eaton Vance Floating-Rate Fund

					Year Ended October 31,

			2006					2005

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.880	$10.220	$ 9.870	$9.870	$9.880	$9.880	$ 10.210	$ 9.870	$ 9.870	$ 9.880

Income (loss) from operations
Net investment income(4)	$ 0.589	$0.608	$ 0.511	$0.512	$0.614	$0.417	$ 0.430	$ 0.336	$ 0.338	$ 0.440
Net realized and unrealized gain (loss)	(0.037)	(0.036)	(0.023)	(0.024)	(0.037)	(0.005)	0.006(5)	0.002(5)	(0.000)(7)	(0.003)
Total income (loss) from operations	$ 0.552	$0.572	$ 0.488	$0.488	$0.577	$0.412	$ 0.436	$ 0.338	$ 0.338	$ 0.437

Less distributions
From net investment income	$ (0.592)	$(0.612)	$ (0.518)	$(0.518)	$(0.617)	$(0.413)	$ (0.427)	$ (0.339)	$ (0.339)	$ (0.438)
Total distributions	$ (0.592)	$(0.612)	$ (0.518)	$(0.518)	$(0.617)	$(0.413)	$ (0.427)	$ (0.339)	$ (0.339)	$ (0.438)
Redemption fees	$ 0.000(7) $	0.000(6) $ 0.000(6) $		0.000(6) $	0.000(6) $	0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 9.840	$10.180	$ 9.840	$9.840	$9.840	$9.880	$ 10.220	$ 9.870	$ 9.870	$ 9.880
Total return(8)	5.74%	5.75%	5.06%	5.06%	6.00%	4.26%	4.36%	3.48%	3.48%	4.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,238,349	$1,839,719	$230,454	$1,170,248	$485,274	$1,021,526	$1,521,460	$264,403	$1,220,713	$371,698
Ratios (As a percentage of average daily net
assets):
Expenses before custodian fee reduction(9)(10)	1.01%	1.01%	1.77%	1.76%	0.76%	1.03%	1.03%	1.78%	1.78%	0.78%
Net investment income	5.97%	5.96%	5.18%	5.19%	6.22%	4.21%	4.21%	3.40%	3.42%	4.45%
Portfolio Turnover of the Portfolio	50%	50%	50%	50%	50%	57%	57%	57%	57%	57%

(See footnotes on last page.)

30

Financial Highlights (continued)

Eaton Vance Floating-Rate Fund

Year Ended October 31,

^2004^^

Advisers
	Class		Class A^^	Class B		Class C	Class I

Net asset value - Beginning of year	$ 9.^820	$ ^10.^150		$ 9.^810		$9.^810	$ 9.^820

Income (loss) from operations
Net investment income(4)	$0^.^274		$0.^282	$ 0.^198		$0.^198	$ 0.^299
Net realized and unrealized gain (loss)	^0.^058		^0.^060	^0.^060		^0.^060	0.^058
Total income (loss) from operations	$ 0.^332		$0.^342	$ 0.^258		$0.^258	$ 0.^357

Less distributions
From net investment income	$ (0.^272)		$(0.^282)	$(0.^198)		$(0.^198)	$(0.^297)
^
Tax return of capital	^^ ^-----^	^^	^-----^	^^ ^-----^	^^	^-----^	^^ ^-----^
^Total distributions	$ ^(0.272)	$	^(0.282)	$^(0.198)	$	^(0.198)	$^(0.297)
^
Redemption fees	$^0.^000(7)	$	^0.^000(6)	$^0.^000(6)	$	^0.^000(6)	$^0.^000(6)
^
Net asset value - End of year	$^9.^880^	$ ^10.^210^		$^9.^870^	$	^9.^870^	$^9.^880^
^
Total return(8)	3.43%		3.40%	2.65%		2.65%	3.69%

^

Ratios/Supplemental Data:	^ ^	^	^	^ ^	^	^	^ ^
^
Net assets, end of year (000’s omitted)	$782,259	$1,155,058		$298,187	$1,227,737		$270,774
^
Ratios (As a percentage of average daily net assets):	^^		^^	^^		^^	^^
Expenses ^before custodian fee reduction(^9)(10)	1.^05%		1.^05%^	1.^80%		1.^80%	0.^80%
Net investment income	^2.^78%		^2.^76%^	^2.^01%		^2.^01%	3.^03%
Portfolio Turnover of the Portfolio	^67%		^67%	^67%		^67%	^67%

(See footnotes on last page).

31

Financial Highlights (continued)

Eaton Vance Floating-Rate & High Income Fund

Year Ended October 31,

			^2008^					^2007^

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.^450	$10.^050	$9.^450	$ 9.^450	$9.^460	$ 9.^690	$10.^300	$ 9.680	$ 9.680	$ 9.690

Income (loss) from operations
Net investment income(4)	$ 0.^551	$ 0.^591	$0.^487	$ 0.^488	$0.^563	$^0.^639	$^0.^680	$^0.^567	$^0.^566	$^0.^664
Net realized and unrealized gain (loss)	(^2.^662)	(^2.^838)	(^2.^661)	(^2.^663)	(^2.^652)	(0.^233)	(0.^243)	(0.^223)	(0.^222)	(0.^225)
Total income (loss) from operations	$^(2.^111)	$^(2.^247)	$^(2.^174)	$^(2.^175)	$^(2.^089)	$ 0.^406	$ 0.^437	$0.^344	$ 0.^344	$0.^439

Less distributions
From net investment income	$(0.^469)	$(0.^498)	$(0.^414)	$ (0.^413)	$(0.^490)	$ (0.^647)	$(0.^688)	$(0.^575)	$(0.^575)	$(0.^670)
^
Tax return of capital	^^(0.^068)	^^(0.^073)	^^(0.^060)	^^(0.^060)	^^(0.^069)	^^ ^-----^	^^ ^-----^	^^ ^-----^	^^ ^-----^	^^ ^-----^
^Total distributions	$(0.^537)	$(0.^571)	$(0.^474)	$ (0.^473)	$(0.^559)	$ (0.^647^)	$(0.^688^)	$(0.^575^)	$(0.^575^)	$(0.^670^)
^
Redemption fees	$^0.^008	$^0.^008	$^0.^008	$^0.^008	$^0.^008	$^0.^001	$^0.^001	$^0.^001	$^0.^001	$^0.^001
^
Net asset value - End of year	$^6.^810^	$^7.^240^	$^6.^810^	$^6.^810^	$^6.^820^	$^9.^450^	$^10.^050^	$^9.^450^	$^9.^450^	$^9.^460^
^
Total return(8)	(23.29)%	(23.31)%	(23.84)%	(23.84)%	(23.06)%	4.29%	4.35%	3.63%	3.63%	4.65%

^

Ratios/Supplemental Data:	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^
^
Net assets, end of year (000’s omitted)	$154,101	$144,591	$46,480	$177,628	$20,854	$469,777	$361,138	$99,812	$383,163	$38,044
^
Ratios (As a percentage of average daily net
assets):	^^	^^	^^	^^	^^	^^	^^	^^	^^	^^
Expenses ^before custodian fee
reduction(^9)(10)	1.^22%	1.^22%	1.^97%	1.^97%	0.^94%	1.^08%	1.^09%	1.^84%	1.^84%	0.^84%
Net investment income	6.^28%	6.^35%	5.^58%	5.^59%	6.^47%	6.^63%	6.^63%	5.^88%	5.^88%	6.^88%
Portfolio Turnover of the Floating Rate Portfolio	^7%	^7%	^7%	^7%	^7%	^61%	^61%	^61%	^61%	^61%
Portfolio Turnover of the High Income Opportunities
Portfolio	^48%	^48%	^48%	^48%	^48%	^81%	^81%	^81%	^81%	^81%
(See footnotes on last page.)

32

Financial Highlights (continued)^

				Eaton Vance Floating-Rate & High Income Fund

					Year Ended October 31,

			2006					2005

	Advisers					Advisers
	Class	Class A	Class B	Class C	Class I	Class	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.680	$ 10.290	$ 9.680	$ 9.680	$ 9.690	$ 9.710	$ 10.320	$ 9.700	$ 9.700	$ 9.710

Income (loss) from
operations
Net investment income(4)	$ 0.597	$ 0.631	$ 0.520	$ 0.521	$ 0.623	$ 0.451	$ 0.475	$ 0.373	$ 0.374	$ 0.474
Net realized and unrealized gain (loss)	0.014	0.018	0.008	0.007	0.003	(0.031)	(0.027)	(0.017)	(0.018)	(0.020)
Total income (loss) from operations	$ 0.611	$ 0.649	$ 0.528	$ 0.528	$ 0.626	$ 0.420	$ 0.448	$ 0.356	$ 0.356	$ 0.454

Less distributions
From net investment income	$ (0.601)	$ (0.639)	$ (0.528)	$ (0.528)	$ (0.626)	$ (0.451)	$ (0.479)	$ (0.377)	$ (0.377)	$ (0.475)
Total distributions	$ (0.601)	$ (0.639)	$ (0.528)	$ (0.528)	$ (0.626)	$ (0.451)	$ (0.479)	$ (0.377)	$ (0.377)	$ (0.475)
Redemption fees	$ 0.000(6)	$ 0.000(6)	$ 0.000(6)	$ 0.000(6)	$ 0.000(6)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Net asset value - End of year	$ 9.690	$ 10.300	$ 9.680	$ 9.680	$ 9.690	$ 9.680	$ 10.290	$ 9.680	$ 9.680	$ 9.690
Total return(8)	6.49%	6.49%	5.60%	5.59%	6.65%	4.42%	4.43%	3.74%	3.74%	4.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$841,865	$423,214	$134,213	$445,987	$52,730	$710,286	$474,435	$163,795	$525,843	$37,200
Ratios (As a percentage of average daily
net assets):
Expenses before custodian fee
reduction(9)(10)	1.05%	1.05%	1.80%	1.80%	0.80%	1.05%	1.05%	1.80%	1.80%	0.80%
Net investment income	6.16%	6.13%	5.37%	5.38%	6.42%	4.65%	4.60%	3.84%	3.85%	4.88%
Portfolio Turnover of the Floating Rate
Portfolio	50%	50%	50%	50%	50%	57%	57%	57%	57%	57%
Portfolio Turnover of the High Income
Opportunities Portfolio	62%	62%	62%	62%	62%	62%	62%	62%	62%	62%

(See footnotes on last page.)

33

Financial Highlights (continued)

Eaton Vance Floating-Rate & High Income Fund

Year Ended October 31,

^2004^

Advisers
	Class	Class A^^	Class B	Class C	Class I

Net asset value - Beginning of year	$ 9.^610	$^10.^220	$ 9.^600	$9^.^600	$9^.^610

Income (loss) from operations
Net investment income(4)	$ 0.^347	$ 0.^363	$ 0.^275	$ 0.^273	$0.^373
Net realized and unrealized gain (loss)	^0.^103	^0.^109	^0.^102	^0.^104	^0.^102
Total income (loss) from operations	$ 0.^450	$ 0.^472	$ 0.^377	$ 0.^377	$0.^475

Less distributions
From net investment income	$ (0.^350)	$ (0.^372)	$(0.^277)	$ (0.^277)	$(0.^375)
^
Tax return of capital	^^ ^-----^	^^ ^-----^	^^ ^-----^	^^ ^-----^	^^ ^-----^
^Total distributions	^$(0.^350^)	$ ^(0.372)	$^(0.277)	$ ^(0.277)	$^(0.375)
^
Redemption fees	$^0.^000(6)	$^0.000^(6)	$^0.^000(6)	$^0.^000(6)	$^0.^000(6)
^
Net asset value - End of year	$^9.^710^	$^10.^320^	$^9.^700^	$^9.^700^	$^9.^710^
^
Total return(8)	4.76%	4.69%	3.98%	3.98%	5.02%

^

Ratios/Supplemental Data:	^ ^	^ ^	^ ^	^ ^	^ ^
^
Net assets, end of year (000’s omitted)	$474,219	$431,257	$182,045	$513,459	$23,618
^
Ratios (As a percentage of average daily net assets):	^^	^^	^^	^^	^^
Expenses ^before custodian fee reduction(^9)(10)	1.^06%	1.^07%^	1.^82%	1.^82%	0.^82%
Net investment income	^3.^59%	^3.^52%^	^2.^84%	^2.^83%	^3.^85%
Portfolio Turnover of the Floating Rate Portfolio	^67%	^67%	^67%	^67%	^67%
Portfolio Turnover of the High Income Opportunities Portfolio	^80%	^80%	^80%	^80%	^80%

(1) For the period from the commencement of operations on March 15, 2008 for Floating-Rate Advantage Fund’s Advisers Class, Class C and Class I and March 17, 2008 for Class A, to October 31, 2008.

(2) Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization. The per share data has been restated for a 0.8166-for-1 split, representing the share exchange rate on the date of the reorganization.

(3) For the eleven month period ended October 31, 2007.

(^4) Net investment income per share was computed using average shares outstanding. ^

(^5) The per share amount is not in ^accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(^6) Amount represents less than $^0.^0005 per share.

(^7) Amount represents less than $(0.^0005) per share.

(^8) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

 (^9) Includes the Fund’s share of the ^Portfolio’s allocated expenses.

(10) Excludes the effect of custody fee credits, if any, of less than 0.005%. (^11) Annualized.

(12) Represents less than 0.01%.

(^13) Not annualized.

(14) For the Portfolio’s year ended October 31, 2008.

34

More Information

^

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolios’ investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services
^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

The Fund’s Investment Company Act No. is 811-04015.		FRFFRHIP
^2569-3/09	© ^2009 Eaton Vance Management

     Eaton Vance Strategic Income Fund

A non-diversified fund seeking total return

Prospectus Dated ^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

^

Information in this prospectus
	Page			Page

Fund Summary	2		Redeeming Shares	^20
Investment Objective & Principal Policies and Risks	6		Shareholder Account Features	^20
Management and Organization	^12		Tax Information	^22
Valuing Shares	^15		Financial Highlights	^24
Purchasing Shares	^15		Appendix A – Portfolio Overview	^26
Sales Charges	^18

This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary

Investment Objective and Principal Strategies. The Fund’s investment objective is to seek total return. Total return is defined as income plus capital appreciation. The Fund seeks to achieve its objective by primarily allocating assets among other registered investment companies managed by Eaton Vance Management ("Eaton Vance") or its affiliates that invest in different asset classes (the "Portfolios"). The Fund also may ^invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund.

The Fund will ^maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Group ("S&P") and Fitch Ratings ("Fitch") or Baa by Moody’s Investors Service, Inc. (^"Moodys")). The Fund’s average credit rating will be the weighted-average of ^(i) the average credit ratings of the Portfolios in ^which it invests and (ii) the securities it holds directly. ^While the Fund’s average credit rating will be investment grade, the Fund may invest ^in individual securities of ^any credit quality, including those rated ^below investment grade (so-called ^"junk bonds^")^. The Fund may invest in U.S. and foreign securities and other instruments, including sovereign debt (including debt ^issued by emerging market countries), high yield corporate ^bonds, floating-rate ^loans and mortgage-backed securities ("MBS"). The Fund engages in derivative transactions to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The portfolio manager also uses active management techniques such as securities lending, short sales and forward commitments. The Fund may invest up to 10% of its net assets in equity securities.

Principal Risk Factors. The Fund invests its assets in markets that are subject to speculative trading and volatility. Because the Fund can invest a significant portion of ^assets in foreign ^investments, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks may be significant^. The purchase of Fund shares should be viewed as a long-term investment.

^Debt securities and floating-rate loans rated below investment grade and unrated investments of comparable quality (“lower rated investments”) have speculative characteristics because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these ^investments to make principal and interest payments. Such issuers are more likely to default on their payments of interest and principal owed than issuers of higher rated investments, and such defaults may reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. In the case of floating-rate loans, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value. Lower rated investments also may be subject to greater price volatility than higher rated investments.

Changes in prevailing interest rates in the United States or abroad may affect the value of Fund shares, depending upon the currency denomination of security holdings, whether derivative transactions magnify or reduce sensitivity to a change, overall portfolio composition and other factors. ^The effect of economic and other events on the interrelationships of portfolio holdings can be complex and unpredictable.

Economic and other events (whether real or perceived) can reduce the demand for certain ^investments or for ^investments generally. This may reduce market prices and cause the Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. Fluctuations in the value of ^investments will be reflected in the Fund’s net asset value. Many ^investments with longer durations are more sensitive to changes in interest rates than ^investments with shorter durations, usually making them more volatile. A rising interest rate environment may also extend the average life of mortgages underlying ^MBS. This extension increases the risk of depreciation due to future increases in market interest rates. In a declining interest rate environment, the Fund may be subject to prepayment risks. Prepayments of securities priced at a premium may result in losses. ^Prepayments may reduce the Fund’s income because the prepayment proceeds may be invested in lower-yielding ^investments. Interest rates and prepayment risks are reduced for ^floating-rate loans and adjustable rate securities.

Derivative transactions (such as futures and options thereon, interest rate, total return, currency and credit default swaps, deliverable and non-deliverable foreign exchange forward contracts and options thereon, options and credit linked notes), subject the Fund to increased risk of ^loss due to imperfect correlation, failure of the counterparty, or unexpected price or interest rate movements. Lending securities could result in delays in recovery or loss if the borrower of the securities fails financially. Certain derivative transactions are speculative practices and may exaggerate any increase or decrease in the value of the Fund, which will

2

impact the value of Fund shares. The Fund also engages in active management strategies ^(such as forward commitments, short sales, repurchase and reverse repurchase agreements and securities lending) that involve similar risks.

No active trading market may exist for certain ^investments, which may impair the ability of the Fund to realize the full value of such ^investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded ^investments.

While securities issued by U.S. Government-sponsored entities (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

As a non-diversified fund, the Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than ^a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. Government securities.

The Fund is not a complete investment program and you may lose money by investing in the Fund. There is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2008. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class ^of shares and a comparison to the performance of ^an unmanaged, broad-based index of domestic investment grade fixed-income ^securities and the ^Lipper ^Multi-Sector Fund classification average. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2008, the highest quarterly total return for Class B was 6.40% for the quarter ended June 30, 2003, and the lowest quarterly total return was –^8.^78% for the quarter ended ^December 31, ^2008. For the 30 days ended ^October 31, 2008, the SEC yields for Class A, Class B and Class C shares were 5.^56%, ^5.^06% and ^5.^07%, respectively. For current yield information call 1-800-262-1122.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2008	Year	Years	Years

Class A Return Before Taxes	–14.29^%	^2.^32%	^4.^28%
Class B Return Before Taxes	–14.87^%	^2.^25%	^3.^96%
Class B Return After Taxes on Distributions	–^16.^57%	–0.03^%	^1.^27%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^–9.^50%	0.66^%	^1.^78%
Class C Return Before Taxes	^–11.^47%	^2.^59%	3.99^%
^Barclays Capital U.S. Aggregate ^Index (reflects no deduction for fees, expenses or taxes)	^5.^24%	4.^65%	5.^63%
Lipper Multi-Sector Income Fund Classification Average (reflects no deduction for taxes)	–14.74^%	^1.^16%	^3.^43%

^

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Barclays Capital U.S. Aggregate Index is an unmanaged, broad-based index containing only investment-grade fixed-income securities traded in the United States. Securities are included in this Index without regard to their duration. The Lipper Multi--Sector Income Fund classification average reflects the average total return of funds in the same Lipper classification as this Fund. The Lipper classification is established by Lipper Inc., a nationally recognized monitor of mutual fund performance. Funds within a classification have similar investment policies. Investors cannot invest directly in an Index or Lipper classification. (Source: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are ^calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

4

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the
lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees^	^0.04%	^0.04%	^0.04%

Distribution and Service (12b-1) Fees	0.25%	1.00%^	1.00%^
^
Other Expenses (total including interest expense)	^0.10%^	^0.10%^	^0.10%^
Acquired Fund Fees and Expenses^(1)	0.^65%	0.^65%	0.^65%

Total Annual Fund Operating Expenses	1.04%^	^1.79%^	^1.79%^

^(1) Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.^52%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^576	$^790	$^1,022	$^1,686
Class B shares*	$^682	$^963	$^1,170	$^1,908
Class C shares	$^282	$^563	$ ^970	$^2,105

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^576	$^790	$^1,022	$^1,686
Class B shares*	$^182	$^563	$ ^970	$^1,908
Class C shares	$^182	$^563	$ ^970	$^2,105

*Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

5

Investment Objective & Principal Policies and Risks

The Fund’s investment objective is to provide total return. Total return is defined as income plus capital appreciation. The Fund seeks to achieve its objective primarily by allocating assets among ^Portfolios that invest in different asset ^classes. The Fund also may ^invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolio exposures and/or to otherwise manage the exposures of the Fund.

The Fund currently seeks its objective by primarily investing in one or more of the following Portfolios:

•Global Macro Portfolio;

•Boston Income Portfolio;

•Emerging Markets Local Income ^Portfolio^;

•Floating Rate Portfolio;

•High Income Opportunities ^Portfolio^;

•International Income Portfolio;

•Investment Grade Income Portfolio; and

•Investment Portfolio.

^

The Fund invests over 25% of its net assets in Global Macro Portfolio. The balance of the Fund’s assets are invested in one or more other Portfolios, or directly in securities or other instruments. The Fund’s portfolio manager, taking market and other factors into consideration, determines the percentage of the Fund’s assets invested in each Portfolio. Because the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee. However, in making allocation determinations, the portfolio manager is expressly forbidden from considering the fee structures of the Portfolios, and must make determinations only on the basis of the best interests of the Fund and its shareholders.

The Fund will maintain an average credit rating of at least investment grade (BBB by S&P and Fitch or Baa by Moody’s). The Fund’s average credit rating will be the weighted-average of: (i) the average credit ratings of the Portfolios in which it invests and (ii) the investments it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called “junk bonds”).

The Fund’s objective and policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such ^change, and shareholders will receive at least 60 days’ prior notice of any material change in the Fund’s investment objective.

Characteristics and Risks of Investments

Set forth below are the principal characteristics and risks associated with the investments and strategies of the Fund as a result of its investment in the Portfolios and its direct investments. The risks of these investment strategies could adversely affect the Fund’s net asset value, yield or total return. More detailed information about such investment strategies and other practices and techniques (and related risks) is in the Fund’s Statement of Additional Information under “Strategies and Risks”. The Fund might not use or be exposed to all of the strategies and techniques or invest directly or indirectly in all of the types of ^investments described in this ^Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so. The ^Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect the Fund and its shareholders. For more information, see "Strategies and Risks" in the Statement of Additional Information. The principal strategies and risks of the Portfolios are described in Appendix A.

^Fixed-Income Securities. ^Fixed-income securities include debt securities issued by non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; obligations of international agencies or supranational entities; securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; ^MBS and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks, including central

6

or similar quasi-sovereign banks; and repurchase agreements and reverse repurchase agreements on fixed income instruments.

Foreign Investments. Foreign investments are subject to certain risks, which can be more significant in emerging market countries. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign entities are less liquid and more volatile than securities of comparable U.S. entities. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. Local investors in foreign countries may have preferential access to information and policy makers in a way that would expose the Fund’s investments to adverse market movements. Insider trading regulations may not be enforced, may be weaker than in the United States or may not exist at all. In the event of a sovereign default, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

Investments in emerging market countries may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Fund’s investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability to the Fund of additional investments. In less developed markets, there also is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. These and other factors may cause emerging market securities to be more volatile and potentially less liquid than securities in more developed countries. Also, settlement of transactions in emerging market countries are subject to risk of loss, may be delayed and may be generally less reliable than in the United States, and could affect the liquidity of the Fund’s assets.

The ^costs of investing abroad may be higher than in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company.

Foreign Currencies. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Derivative ^Investments. Derivative instruments may be purchased or sold to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the duration of obligations held, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. Transactions in derivative instruments may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; deliverable and non-deliverable (“NDF”) forward foreign currency exchange contracts (“forwards”); exchange-traded and over-the-counter options on securities, indices or currencies; short sales; interest rate, total return and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products, including but not limited to instruments that have a greater or lesser credit risk than the security underlying that instrument.

The use of derivatives is highly ^specialized, and engaging in derivative transactions for purposes other than hedging is speculative. Transactions in derivative instruments involve risks such as losses due to unanticipated adverse changes in prices, interest rates, index values or currency exchange rates; the inability to close out a position; default by or bankruptcy of the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the initial investment therein and may unfavorably impact investment performance. In addition, the Fund may lose the entire premium paid for purchased options that expire

7

before they can be profitably exercised. The Fund incurs transaction costs in opening and closing positions in derivative instruments.

Forwards are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. They are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Cross-currency swaps are interest rate swaps in which the notional amount upon which the fixed interest rate is accrued is denominated in one currency and the notional amount upon which the floating rate is accrued is denominated in another currency. The notional amounts are typically determined based on the spot exchange rate at the inception of the trade^.

Credit default swap agreements ("CDS") enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers. Each Portfolio may enter into CDS to gain or short exposure to sovereign bond markets. Long CDS positions are utilized to gain exposure to a sovereign bond market (similar to buying a bond) and are akin to selling insurance on the bond. Short CDS positions are utilized to short exposure to a sovereign bond market (similar to shorting a bond) and are akin to buying insurance on the bond. In response to recent market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit a Portfolio’s ability to use CDS and/or the benefits of CDS. CDS, credit linked notes and similarly structured products involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities to meet delivery obligations. The Fund may have difficulty, be unable or may incur additional costs to acquire such securities.

Short Sales. The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may sell short any security in which it is permitted to invest.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When making a short sale, the Fund must segregate liquid assets (or otherwise cover) obligations under the short sale. The Fund may engage in short selling provided that not more than 15% of net assets is held as collateral for such sales.

Repurchase Agreements. The Fund may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell it at a specified date and price). In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral received by the Fund underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

MBS. MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any

8

prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS”. MBS that ^is not seasoned MBS ^is referred to as ^generic MBS^. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee. Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls in which the Fund sells MBS may be sold for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

^Investment Grade Investments. ^Investment grade investments include securities rated at least ^BBB by ^S&^P and Fitch or Baa by Moody’^s. ^ Investments rated Baa and BBB have some speculative characteristics. ^Investment grade debt securities may include securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities, debt securities of foreign governmental and private issuers, commercial paper or other short-term debt instruments rated in one of the two highest short-term rating categories by any rating service listed above. An unrated security will be considered to be ^an investment grade investment if the investment adviser determines that it is of comparable quality. ^Investment grade investments include ^money market funds, including Cash Management Portfolio, an affiliated money market fund. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. ^The presence of ^a modifier does not change the ^security’s credit rating (meaning that BBB- and Baa3 are within the investment ^grade ^rating).

Lower Rated Investments. Lower rated investments are rated ^below investment grade ^(i.e., bonds rated below Baa3 ^by Moody’s or below BBB- ^by S&^P and Fitch, and in comparable unrated investments) (so called “junk ^bonds”). Investments rated below BBB and Baa ^are predominantly speculative. Investments rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Investments rated D by S&P and Fitch are in payment ^default. In order to enforce its rights with defaulted investments or in other situations, the Fund may be required to retain legal counsel and/or a financial adviser. This may increase the Fund’s operating expenses and adversely affect net asset value. The credit quality of lower rated investments reflects a greater possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the value of such investments more volatile and could limit the ability to sell them at favorable prices. In the absence of a liquid trading market for an investment, it may be difficult to determine its fair market value.

Credit Ratings. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. Credit quality in the sectors of the market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security.

^Because of the greater number of investment considerations involved in investing in lower rated investments, their selection depends more on the investment adviser’s judgment and analytical abilities than would be the case in selecting securities in the higher rating categories. While the investment adviser will attempt to reduce the risks of investing in lower rated or unrated investments through active portfolio management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified

9

portfolio of such investments would substantially lessen the risks of defaults brought about by an economic downturn or recession.

Concentration. The Fund may invest up to 25% of its assets in any one industry, which may expose it to unique risks of that industry. Sovereignty is not considered to be an industry for this or any other purpose. The Fund also may have significant exposure to certain sectors of the economy or geographic regions or countries and thus may react differently to political or economic developments than the market as a whole. By investing in a relatively small number of issuers, regions or countries, The Fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Senior and Junior Loans. Senior ^floating-rate loans ("Senior Loans") hold a senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior Loans held by the Fund typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Junior loans are secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"). Junior Loans are subject to the same general risks inherent to any loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value. There can be no assurance that the liquidation of any collateral securing a loan (including the Borrower’s stock) would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In order to enforce its rights under a loan or in other situations, the Fund may be required to retain legal counsel and/or a financial adviser. No active trading market may exist for certain loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s net asset value. During periods of limited supply of loans, the Fund’s yield may be lower.

Most loans are lower rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the investment adviser will consider, and may rely in part, on analyses performed by others.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial MBS, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. Delays in repayment of principal may result in the securities outstanding for a longer period of time than expected at the time of purchase. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default.

U.S. Government Securities. U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Cash and Cash Equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. The Fund may also invest in Cash Management Portfolio, an affiliated money market fund, which invests in such short-term securities.

Equity Investments. The Fund may invest up to 10% of net assets in U.S. and non-U.S. common stocks, other equity securities and/or non-income producing equity securities or warrants. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. Equity securities are sensitive to stock market volatility.

10

Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels.

Additional Fixed-Income Securities. Zero coupon bonds, deferred interest bonds and bonds or preferred stocks on which the interest is payable in-kind (“PIK securities”), are debt obligations ^that are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities. Such investments may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on these investments and is required to distribute its income each year. The Fund may be required to sell securities to obtain cash needed for income distributions. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Bonds that make "in-kind" interest payments, as well as bonds that do not pay income currently or do not make regular interest payments may experience greater volatility in response to interest rate changes.

^Forward Commitments. Fixed-income securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. ^The Fund may enter into forward commitments to purchase U.S. government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for ^purposes of investment leverage. The Fund may enter into forward commitments to sell generic U.S. government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings.

Interest Rate and Other Considerations. When interest rates decline, the value of a fund invested in non-callable fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of such a fund can be expected to decline. The value of ^Senior Loans generally can be expected to fluctuate minimally as a result of changes in market interest rates. However, because floating rates on Senior Loans only reset periodically, material changes in prevailing interest rates may cause some fluctuation in ^value. Other economic factors (such as a large downward movement in stock prices, a disparity in supply and demand of ^certain ^investments or market conditions that reduce liquidity) can also adversely impact the markets for ^securities and ^other instruments. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. The magnitude of the affect of interest rate fluctuations will generally be greater at times when the Fund’s average maturity is longer.

^

Securities Lending. The Fund may seek to increase income by lending portfolio securities to broker-dealers or other institutional borrowers. Up to one-third of the value of the Fund’s total assets may be subject to securities lending. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans only will be made when the investment adviser believes that the expected returns, net of expenses, justifies the attendant risks. The Fund may engage in securities lending for total return as well as for income, and expects to invest the collateral received from loans in securities in which the Fund may invest. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. This risk is substantially the same as that incurred through investment leverage. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.

11

Pooled Investment Vehicles. Subject to applicable limitations, the Fund may invest in pooled investment vehicles, including open and closed-end investment companies unaffiliated with the investment adviser and exchange-traded funds. The market of common shares of closed-end investment companies, which are generally traded on an exchange, is affected by the demand for those securities regardless of the value for the fund's underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests.

Borrowing. The Fund may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of ^its total assets. As described on Appendix A, Investment Portfolio may borrow for investment leverage.

Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of ^1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of illiquidity if eligible buyers become uninterested in purchasing them.

As the result of market events, certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions, mortgage- and asset backed securities, and short-term asset-backed commercial paper, became illiquid in 2008. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value.

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management ("Eaton Vance") and each Portfolio’s investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance. Eaton Vance and BMR’s offices are located at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to ^investment advisory ^agreements. Information about portfolio managers and advisory fees ^is set forth below.

The Fund’s most recent shareholder report provides information regarding the basis for the Trustee’s approval of the Fund’s and each Portfolio’s investment advisory agreement.

The Fund. Under the Fund’s investment advisory agreement, Eaton Vance receives an advisory fee equal to 0.615% of the investable assets of the Fund which are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser or administrator (“Investable Assets”) up to $500 million. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the advisory fee paid by each Portfolio in which it invests. The advisory fee paid by each Portfolio is set forth below.

For the ^fiscal year ended October 31, ^2008, the effective annualized rate of the investment advisory ^fees paid by the Fund (including its allocable portion of Portfolio advisory fees) ^was 0.^56% of the Fund’s average daily net assets. Mark S. Venezia is the Fund’s portfolio manager (since June 22, 2007). Mr. Venezia co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

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Global Macro Portfolio. Under Global Macro Portfolio’s investment advisory ^agreement, BMR receives a monthly advisory fee as follows:

Annual Advisory Fee Rate
Average Daily Net Assets	(for each level)

up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

^For the fiscal year ended ^October 31, 2008, the effective annual rate of the investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.^61%.

The portfolio managers of Global Macro Portfolio are ^Mr. Venezia (since inception), John R. Baur and Michael A. Cirami (both since January 28, 2008). Additional information about Mr. Venezia appears under "^The Fund" above. ^Mr. Baur ^co-^manages other Eaton Vance funds and portfolios, and ^is a Vice ^President of Eaton Vance and BMR. Mr. Baur joined Eaton Vance in 2005. Previously, he attended the Johnson Graduate School of Management at Cornell University (2003-2005^). Mr. Cirami ^co-manages other Eaton Vance ^funds and portfolios and has been a Vice President of ^Eaton Vance and ^BMR for ^more than five years.

Boston Income Portfolio. Under Boston Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month. BMR has contractually agreed to reduce its advisory fee as follows: on assets of $1.5 billion but less than $2 billion, the advisory fee is 0.60%; on assets of $2 billion but less than $5 billion, the advisory fee is 0.575%; and for assets of $5 billion or more, the advisory fee is 0.555% . These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of Trustees and its shareholders and are intended to continue indefinitely. For the fiscal year ended ^October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was 0.^62%.

Michael W. Weilheimer and Thomas P. Huggins co-manage ^Boston Income Portfolio. Mr. Weilheimer ^and Mr. ^Huggins have both served as co-^portfolio managers of the Portfolio since it commenced operations (July, 2001) and of its predecessor in investment operations (Eaton Vance Income Fund of ^Boston) since 1996 and 2002, ^respectively. Messrs. Weilheimer and Huggins manage or co-manage other Eaton Vance funds and portfolios, and have been Vice Presidents of Eaton Vance and BMR for more than five years.

Emerging Markets Local Income Portfolio. Under Emerging Markets Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the Portfolio’s average daily net assets up to $1 billion. On net assets of $1 billion and over, the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.65%.

^The portfolio managers of Emerging Markets Local Income Portfolio are ^Mr. Venezia (since inception^) and Messrs. Baur and ^Cirami (both since January 28, 2008). Additional information about the portfolio managers appears under "The ^Fund and ^Global Macro Portfolio" above.

Floating Rate Portfolio. Under Floating Rate Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee ^equal to 0.575% annually of the Portfolio’s average daily net assets ^up to $1 billion. ^The advisory fee on net assets of $1 billion ^or more is ^reduced as follows: ^

Annual
Average Daily Net Assets for the Month	Fee Rate

$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion but less than $10 billion	0.480%
$10 billion and over	0.460%

For ^the fiscal year ended ^October 31, 2008, the effective annual rate of ^the advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.^52%^.

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^The portfolio managers of Floating Rate Portfolio are Scott H. Page (since inception) and Craig P. Russ (since November 7, 2007). Messrs. Page and Russ, co-manage other Eaton Vance funds and portfolios and have been Vice Presidents of Eaton Vance and BMR for more than five years.

^

High Income Opportunties Portfolio. Under High Income Opportunities Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. On assets up to $500 million, the daily asset based fee is 0.30% annually and the daily income based fee is 3.00%. On net assets of $500 million and over, the fees are reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net assets was 0.61%.

Messrs. Weilheimer and Huggins co-manage High Income Opportunities Portfolio. Mr. Weilheimer has co-managed the Portfolio since January 1, 1996 and Mr. Huggins has co-managed the Portfolio since January 1, 2000. Additional information about Messrs. Weilheimer and Huggins appears under "Boston Income Portfolio" above.

International Income Portfolio. Under International Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to $1 billion. On net assets of $1 billion and over, the annual fee is reduced. For the fiscal year ended ^October 31, 2008, the effective ^annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.^625%.

^The portfolio managers of International Income ^Portfolio are Mr. ^Venezia (since ^inception), ^and ^Messrs. ^Baur and Cirami (both since January ^28, ^2008). Additional information about ^the portfolio managers appears under "^The Fund" and "Global Macro Portfolio" above.

^

Investment Grade Income Portfolio. Under ^Investment Grade Income Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio’s average daily net assets up to and including $130 million, and equal to 0.50% annually of the average daily net assets over $130 million. ^BMR has contractually agreed to reduce its advisory fee to 0.45% annually ^on average daily net assets of less than $1 ^billion and to further reduce its advisory fee on average daily net assets ^of $1 ^billion or more. This contractual ^reduction, which cannot be terminated or ^modified without ^Trustee and ^shareholder approval, was effective October 22, 2007. For the fiscal year ended December 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net ^assets, was 0.^45%. ^Duke E. ^Laflamme is the portfolio manager of ^the Portfolio (since ^May, ^2006). ^Mr. Laflamme manages ^or co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

Investment Portfolio. Under Investment Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio. For its fiscal year ended ^October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on the Portfolio’s average daily net ^assets, was 0.50% . Susan Schiff is the portfolio manager of Investment Portfolio and has managed the Portfolio since it commenced operations. Ms. Schiff manages or co-manages other Eaton Vance funds and portfolios and has been a Vice President of Eaton Vance and BMR for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

^

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, the Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold

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a meeting of its shareholders to consider ^Portfolio ^matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset ^value (plus a sales charge for Class A shares), which is derived from Fund and Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser uses ^independent pricing ^services to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market ^information. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate MBS, are valued by ^independent pricing ^services. ^Non-exchange traded derivatives are ^normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by ^market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Fund or Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by a pricing service or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

^

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by the Fund’s transfer agent. The Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Fund does not issue share certificates.

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

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Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as certain sovereign debt, currencies and derivative instruments) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);

•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity

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that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.25% annually of average daily net assets^. Returns on Class A shares are generally higher than returns on the Fund’s other classes of shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

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Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	1.00%

*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more^. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

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Statement of Intention. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; ^and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each Class is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

		CDSCs are based on the lower of the net asset value at
First or Second	5%	the time of purchase or at the time of redemption.
Third	4%	Shares acquired through the reinvestment of
Fourth	3%	distributions are exempt from the CDSC. Redemptions
Fifth	2%	are made first from shares that are not subject to a
Sixth	1%	CDSC.
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After ^eight years, ^Class B shares automatically convert to ^Class A shares. ^Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

19

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by the Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

20

Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

^Distributions are paid in cash.

^Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Deferred Retirement Plans. ^Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same class of another Eaton Vance ^fund, or in the case of Class A shares, Eaton Vance Cash Management Fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer

21

agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account, and the Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

The Fund intends to pay dividends monthly and to distribute any net realized capital gains annually. Different classes may distribute different dividend amounts. Distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio or the Fund owned the investments that generated ^the gains, rather than how long a shareholder has owned his or her shares ^in the Fund. A majority of the Fund’s distributions may be taxed as ordinary income. The Fund’s distributions are taxable whether they are paid in cash or reinvested in additional shares. A portion of the Fund’s distributions may be eligible for the dividends-received deduction for corporations.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the yield on those securities. Shareholders generally

22

will not be entitled to claim a credit or deduction with respect to such foreign taxes paid. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures through positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivatives positions. In certain circumstances, this may result in a distribution of a return of capital for federal income tax purposes. The amount treated as a return of capital is not subject to tax, and will reduce a shareholder’s adjusted basis in his or her shares. Under federal law, the Fund is required to notify shareholders of the componenets of any distribution that includes amounts from sources other than net income.

Investors who purchase shares at a time when the Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability^.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

23

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated. Certain information in the ^table reflects the financial results for a single Fund share. The total returns in the ^table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting ^firm. ^ The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^

	Year Ended October 31,

	2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 8.02	$ 7.590	$ 7.600	$ 7.890	$7.470	$7.470	$ 7.900	$ 7.480	$ 7.480

Income (loss) from operations
Net investment income(1)	$ 0.402	$ 0.331	$ 0.325	$ 0.436	$0.356	$0.356	$ 0.398	$ 0.320	$ 0.320
Net realized and unrealized gain (loss)	(0.929)	(0.881)	(0.885)	0.221	0.207	0.217	0.161	0.153	0.153

Total income (loss) from operations	$ (0.527)	$ (0.550)	$ (0.560)	$ 0.657	$0.563	$0.573	$ 0.559	$ 0.473	$ 0.473

Less distributions
From net investment income	$ (0.537)	$ (0.456)	$ (0.457)	$ (0.527)	$ (0.443)	$(0.443)	$ (0.563)	$ (0.477)	$ (0.477)
Tax return of capital	(0.016)	(0.014)	(0.013)	—	—	—	(0.006)	(0.006)	(0.006)

Total distributions	$ (0.553)	$ (0.470)	$ (0.470)	$ (0.527)	$ (0.443)	$(0.443)	$ (0.569)	$ (0.483)	$ (0.483)

Net asset value - End of year	$ 6.940	$ 6.570	$ 6.570	$ 8.020	$7.590	$7.600	$ 7.890	$ 7.470	$ 7.470

Total Return (2)	(7.09)%	(7.73)%	(7.85)%	8.61%	7.77%	7.91%	7.30%	6.50%	6.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$760,072	$151,015	$399,865	$598,155	$180,871	$311,317	$414,882	$194,351	$225,985
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.04%	1.79%	1.79%	1.04%	1.78%	1.78%	0.99%	1.74%	1.74%
Net investment income	5.19%	4.50%	4.43%	5.49%	4.74%	4.74%	5.04%	4.27%	4.29%
Portfolio Turnover of the Fund	13%	13%	13%	—	—	—	—	—	—
Portfolio Turnover of Global Macro Portfolio	26%	26%	26%	45%	45%	45%	41%	41%	41%
Portfolio Turnover of High Income Opportunities Portfolio	48%	48%	48%	81%	81%	81%	62%	62%	62%
Portfolio Turnover of Floating Rate Portfolio	7%	7%	7%	61%	61%	61%	50%	50%	50%
Portfolio Turnover of Investment Portfolio	24%	24%	24%	35%	35%	35%	—	—	—
Portfolio Turnover of International Income Portfolio	14%	14%	14%	2%	2%	2%	—	—	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	38%	38%	38%	2%	2%	2%	—	—	—
Portfolio Turnover of Boston Income Portfolio	54%	54%	54%	—	—	—	—	—	—

						(See footnotes on ^next page.)

24

^Financial Highlights (continued)

	Year Ended October 31,

	2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 8.030	$ 7.600	$ 7.610	$ 8.100	$ 7.660	$ 7.670

Income from operations
Net investment income(1)	$ 0.294	$ 0.223	$ 0.222	$ 0.286	$ 0.224	$ 0.219
Net realized and unrealized gain	0.166	0.159	0.150	0.273	0.254	0.260

Total income from operations	$ 0.460	$ 0.382	$ 0.372	$ 0.559	$ 0.478	$ 0.479

Less distributions
From net investment income	$ (0.590)	$ (0.502)	$ (0.502)	$ (0.629)	$ (0.538)	$ (0.539)
Tax return of capital	—	—	—	—	—	—

Total distributions	$ (0.590)	$ (0.502)	$ (0.502)	$ (0.629)	$ (0.538)	$ (0.539)

Net asset value - End of year	$ 7.900	$ 7.480	$ 7.480	$ 8.030	$ 7.600	$ 7.610

Total Return (2)	5.85%	5.12%	5.21%(5)	7.18%	6.47%	6.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$238,973	$196,766	$148,541	$162,022	$191,765	$103,355
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.02%	1.77%	1.77%	1.06%	1.81%	1.81%
Net investment income	3.66%	2.94%	2.91%	3.57%	2.95%	2.89%
Portfolio Turnover of Global Macro Portfolio	59%	59%	59%	55%	55%	55%
Portfolio Turnover of the High Income Opportunities Portfolio	62%	62%	62%	80%	80%	80%
Portfolio Turnover of the Floating Rate Portfolio	57%	57%	57%	67%	67%	67%

(1)     ^Computed using average shares outstanding.

(2)     Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)       Includes the Fund's share of the Portfolios’ allocated expenses.

(4)     Excludes the effect of custody fee credits, if any, of less than 0.005%.

(^5)   Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions. ^

25

Appendix A

Portfolio Overview

Set forth below is information about the investment objectives and policies of the Portfolios in which the Fund may invest.

Global Macro Portfolio, Emerging Markets Local Income Portfolio and International Income Portfolio (the ^"Global Portfolios^"). The investment objective of each Global Portfolio is total return. The Global Portfolios seek their objectives by investing in fixed-income securities and derivative instruments to gain exposure to different countries and currencies. In the case of Global Macro Portfolio, normally not more than 25% of its assets ^are invested in securities or issuers in any one foreign country or denominated in any one currency other than the U.S. dollar or the euro. Global Macro Portfolio and International Income Portfolio normally invest in at least three different countries (one of which may be the United States in the case of Global Macro Portfolio). International Income Portfolio and Global Macro Portfolio typically and Emerging Markets Local Income Portfolio primarily invest in emerging market countries. The Global Portfolios may invest without limit in foreign currencies. Each Global Portfolio’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries. ^Portfolios that invest in a relatively small number of issuers, regions or countries are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

In managing the Global Portfolios, the investment adviser adjusts investments and engages in active management techniques in an effort to take advantage of differences in securities, countries, currencies and credits based on its perception of various factors, including the most favorable markets, interest rates and issuers, the relative yield and appreciation potential of a particular country’s securities, and the relationship of a country’s currency to the U.S. dollar. This strategy requires the investment adviser to identify countries and currencies where a Global Portfolio’s investments will out-perform comparable investments in other countries and currencies and in many cases to predict changes in economies, markets, political conditions, and other factors. The success of this strategy will, of course, involve the risk that the investment adviser’s predictions may be untimely or incorrect

Global Macro Portfolio invests primarily (over 50% of net assets) in high grade fixed income securities (being securities rated A or better by S&P, Moody’s or Fitch or deemed to be of comparable quality by the investment adviser) and may invest the balance of its assets in lower rated investments. Emerging Market Local Income Portfolio and International ^Portfolio may invest without limit in lower rated investments. Each Global Portfolio may invest in MBS. Global Macro Portfolio may also invest up to 10% and each of Emerging Market Local Income Portfolio and International ^Portfolio may invest up to 5% of net assets in equity securities.

Each Global Portfolio may engage in any or all of the types of derivative transactions listed in “Derivative Investments” under “Investment Objective & Principal Policies and Risks”. Each Global Portfolio may enter into forward commitments to purchase U.S. government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of total net assets. Such forward commitments may be entered into for purposes of investment leverage. Each Global Portfolio may enter into forward commitments to sell generic U.S. government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings. In addition, each Global Portfolio at times may enter into mortgage rolls.

Boston Income Portfolio and High Income Opportunities Portfolio (the “High Yield Portfolios”). Boston Income Portfolio’s primary investment objective is to provide as much current income as possible. The Portfolio also seeks reasonable preservation of capital, to the extent attainable from such investments, and growth of income and capital as secondary objectives. High Income Opportunities Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objective is growth of capital.

^

In seeking their objectives, the High Yield Portfolios invest primarily in high yield, high risk corporate bonds that are lower rated investments. The High Yield Portfolios invest a substantial portion of their assets in bonds issued in connection with mergers, acquisitions and other highly leveraged transactions. The High Yield Portfolios may invest in a wide variety of fixed income securities, as well as preferred stocks that pay dividends. High Income Opportunties Portfolio may invest up to 10% of its total assets in equity securities. The High Yield Portfolios may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and, in the case of High Income Opportunities Portfolio, currency hedging derivatives and short sales of securities).

^The High Yield ^Portfolios may invest up to 25% of ^their total assets in foreign securities, which may be in emerging market countries. These investments are predominantly U.S. dollar denominated. The investment adviser intends to hedge

26

against foreign currency fluctuations principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies. In addition, each High Yield Portfolio may purchase derivative instruments.

The annual portfolio turnover rate of the High Yield Portfolios may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding ^Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally invests primarily in interests in ^Senior Loans. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). The Portfolio may also invest in Junior Loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income ^debt obligations and money market instruments, such as commercial paper. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. The Portfolio’s investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser’s staff monitors the credit quality of Portfolio holdings, as well as other investments that are available. In managing ^the Portfolio, the portfolio managers seek to invest in a portfolio of loans that they believe will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective. The Portfolio can invest up to 25% of its total assets in foreign securities, which may be in emerging market countries. The Portfolio may purchase derivative instruments, such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and foreign currency exchange contracts and other currency hedging strategies.

Investment Grade Income Portfolio and Investment Portfolio (the “Investment Grade Portfolios”). Investment Grade Income Portfolio’s investment objective is to seek current income and total return. The Portfolio primarily invests in preferred stocks, corporate bonds, U.S. Government securities, money market instruments, MBS (including collateralized mortgage obligations) and asset-backed securities (including collateralized debt obligations). Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investment grade securities ^and unrated securities determined by its investment adviser to be of comparable quality. The Portfolio will limit investments in securities rated below investment grade to not more than 5% of its total assets. The Portfolio can invest up to 25% of its total assets in foreign securities, solely in developed countries. Investment Grade Income Portfolio may invest in dollar denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depository receipts which evidence ownership in the underlying foreign stocks). Such investments are not subject to the Portfolio’s 25% limitation on investing in foreign securities.

^

Investment Portfolio’s investment objective is to seek total return. The Portfolio may invest in a broad range of fixed income securities. The Portfolio normally invests at least 90% of its net assets in investment grade securities being those rated BBB or Baa and higher). The Portfolio may engage in active management techniques, securities lending. Investment Portfolio may borrow from banks to increase investments (“leveraging”). Such borrowings will be unsecured. The Portfolio may borrow an amount (when taken together with any borrowings for temporary purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). Leveraging will exaggerate any increase or decrease in the net asset value of the securities held by the Portfolio and, in that respect, may be considered a speculative practice. In addition, the costs associated with borrowing may exceed the return on investments acquired with borrowed funds.

Each Investment Grade Portfolio may purchase derivative instruments. In addition, Investment Portfolio may enter into forward commitments to purchase ^Generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the portfolio’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. Investment Portfolio may enter into forward commitments to sell ^Generic MBS, with the total amount of such outstanding commitments not to exceed 50% of the portfolio’s MBS holdings. In addition, Investment Portfolio at times may enter into mortgage dollar rolls.

27

More Information

^

About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolios’ investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services ^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

^The Fund’s Investment Company Act No. is 811-4015		SIP

^350-3/09		© ^2009 Eaton Vance Management

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

Mutual funds seeking long-term, after-tax returns for shareholders

Prospectus Dated March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund Summaries	3
Performance Information	6
Tax-Managed Dividend Income Fund	6
Tax-Managed Equity Asset Allocation Fund	7
Tax-Managed International Equity Fund	8
Tax-Managed Mid-Cap Core Fund	9
Tax-Managed Multi-Cap Growth Fund	10
Tax-Managed Small-Cap Fund	11
Tax-Managed Small-Cap Value Fund	12
Tax-Managed Value Fund	13
Fund Fees and Expenses	14
Investment Objectives & Principal Policies and Risks	19
Management and Organization	^26
Valuing Shares	^29
Purchasing Shares	^29
Sales Charges	32
Redeeming Shares	^35
Shareholder Account Features	^36
Tax Information	^37
Financial Highlights	^39
Tax-Managed Dividend Income Fund	^39
Tax-Managed Equity Asset Allocation Fund	^41
Tax-Managed International Equity Fund	^43
Tax-Managed Mid-Cap Core Fund	^44
Tax-Managed Multi-Cap Growth Fund	^45
Tax-Managed Small-Cap Fund	^46
Tax-Managed Small-Cap Value Fund	^47
Tax-Managed Value Fund	^48

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Fund Summaries

This page summarizes the investment objective, and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Tax-Managed Dividend Income Fund. Tax-Managed Dividend Income Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund seeks to invest primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). In selecting securities, the Fund primarily seeks stocks that produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks.

The Fund may at times invest 25% or more of its total assets in each of the utilities and financial services sectors. The Fund may invest up to 20% of its net assets in fixed-income securities. The Fund may also invest up to 35% of its total assets in foreign securities.

Eaton Vance Tax-Managed Equity Asset Allocation Fund. Tax-Managed Equity Asset Allocation Fund’s investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Fund normally will invest at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios identified and described in further detail under "Investment Objectives & Principal Policies and Risks".

Eaton Vance Tax-Managed International Equity Fund. Tax-Managed International Equity Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-one countries. The Fund normally invests at least 80% of its net assets in equity securities.

Eaton Vance Tax-Managed Mid-Cap Core Fund. Tax-Managed Mid-Cap Core Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. The Fund normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Multi-Cap Growth Fund. Tax-Managed Multi-Cap Growth Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Growth Fund). Tax-Managed Small-Cap Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that ^falls: (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Fund normally will invest at least 80% of its net assets in equity securities of small-cap companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities.

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Eaton Vance Tax-Managed Small-Cap Value Fund. Tax-Managed Small-Cap Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations ^within the range of companies included in the S&P SmallCap 600 Index. The Fund normally will invest at least 80% of its net assets in small-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Value Fund. Tax-Managed Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund invests in a diversified portfolio of value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Fund may invest up to 25% of its total assets in foreign securities.

Each Fund may engage in derivative transactions (such as purchased puts, written covered calls, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund, except Tax-Managed Dividend Income Fund, pursues its investment objective by investing its assets in one or more separately registered investment compan^y with the same investment objective and policies as the Fund.

Tax-Managed Investing

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, each Eaton Vance Tax-Managed Portfolio and Tax-Managed Dividend Income Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized capital gains. The techniques and strategies used in the tax-efficient management of the Eaton Vance Tax-Managed Portfolios and Tax-Managed Dividend Income Fund may include the following:

     •purchasing stocks primarily from a long-term perspective;

     •generally maintaining low portfolio turnover of stocks with appreciated gains;

     •investing primarily in lower yielding stocks and/or stocks paying dividends that qualify for federal income taxation at long-term capital gain rates;

     •attempting to avoid net realized short-term gains and fully taxable investment income in excess of Fund expenses;

     •when appropriate, selling stocks trading below cost to realize losses;

     •in selling appreciated stocks, selecting the most tax-favored share lots; and

      •selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

Each Fund (except Tax-Managed Dividend Income Fund) seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). Tax-Managed Dividend Income Fund seeks to achieve returns primarily in the form of tax-favored dividend income and price appreciation not subject to current tax. The Funds seek to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Each Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Principal Risk Factors

Each Fund’s shares are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of a Fund’s shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Each Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

In addition to general stock market risk, shares of Tax-Managed Small-Cap Fund, Tax-Managed Small-Cap Value Fund and (to a lesser extent) Tax-Managed Mid-Cap Core Fund, Tax-Managed Multi-Cap Growth Fund and Tax-Managed Equity Asset Allocation Fund are also sensitive to factors affecting smaller and emerging companies. The securities of such companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

Because each Fund ^may invest in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may

4

expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements.

Each Fund’s investment program may be affected by future changes in tax laws and regulations including changes as a result of the sunset provisions that currently apply to the favorable tax treatment of tax-favored dividend income.

Because Tax-Managed Dividend Income Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations.

Tax-Managed Dividend Income Fund’s investments in preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of such securities will generally fall. Because the Fund invests in preferred stocks, the Fund’s net asset value may decline if interest rates rise. Interest rates are currently low relative to historic levels. Common stocks may also be influenced by changes in interest rates.

Tax-Managed Dividend Income Fund’s ability to distribute income to shareholders will depend on the yields available on common and preferred stocks. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. While the Fund seeks tax-favored dividend income, a portion of the Fund’s income distributions to shareholders may be taxable at rates applicable to ordinary income. In order for dividends to qualify for tax-favored treatment, the Fund must hold the related stock for a required period of time. Satisfying this holding period requirement may not always be advisable, potentially exposing a portion of the Fund’s dividend income to full taxation.

The value of Tax-Managed Dividend Income Fund shares may be affected by events that adversely affect the utilities and financial services sectors. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments.

Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Because Tax-Managed Dividend Income Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of sectors.

No Fund is a complete investment program and you may lose money by investing. There is no guarantee that a Fund will be able to achieve its investment objective. Shareholders should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5

Eaton Vance Tax-Managed Dividend Income Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Dividend Income Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains Class A, Class B, Class C and Class I shares performance and a comparison to the performance of a broad-based, unmanaged market index of 1000 U.S. value stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower.^

During the period from December 31, 2003 through December 31, 2008, the highest quarterly total return for Class A was ^9.32% for the quarter ended ^December 31, 2004, and the lowest quarterly return was ^–16.46% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	-37.26%^	-0.55%^	1.22%^
Class A Return After Taxes on Distributions	-37.96%^	-1.39%^	0.40%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-23.00%^	-0.22%^	1.26%^
Class B Return Before Taxes	-37.01%^	-0.42%^	1.40%^
Class C Return Before Taxes	-34.58%^	-0.12%^	1.54%^
Class I Return Before Taxes	-33.26%^	0.71%^	2.36%^
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	-36.85%^	-0.79%^	2.28%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on May 30, 2003. Life of Fund returns are calculated from May 31, 2003. Total ^returns prior to the commencement of Class I reflect^ the return of Class A. Class I commenced operations on August 27, 2007. Prior returns are adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, returns would be different. The Russell 1000 Value Index is a broad-based, unmanaged market index of 1000 ^U.S. value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

6

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Equity Asset Allocation Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the return would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index of U.S. stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. ^ The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower.

During the period from December 31, 2002 through December 31, 2008, the highest quarterly total return for Class A was ^15.35% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^–22.76% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	-41.53%^	^-0.88%	-0.55%^
Class A Return After Taxes on Distributions	-41.59%^	^-1.23%	-0.81%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-26.93%^	^-0.61%	-0.36%^
Class B Return Before Taxes	-41.53%^	^-0.80%	-0.41%^
Class C Return Before Taxes	-39.13%^	^-0.46%	-0.44%^
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	-37.31%^	^-1.95%	-1.18%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The Russell 3000 Index is a broad-based, unmanaged market index of 3,000 U.S. stocks. Investors cannot invest directly in an Index. (Source for the Russell 3000 Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Eaton Vance Tax-Managed International Equity Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed International Equity Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class ^B, Class C and Class ^I shares performance and a comparison to the performance of a broad-based, unmanaged market index of international stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the period from December 31, 1998 through December 31, 2008, the highest quarterly total return for Class A was ^20.37% for the quarter ended ^December 31, 2001, and the lowest quarterly return was ^–30.71% for the quarter ended ^September 30, 2001.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	^Ten Years

Class A Return Before Taxes	-49.09%^	1.50%^	-2.62%^
Class A Return After Taxes on Distributions	-48.96%^	1.61%^	-2.55%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-31.48%^	1.59%^	-2.01%^
Class B Return Before Taxes	-49.04%^	1.58%^	-2.78%^
Class C Return Before Taxes	-46.89%^	1.97%^	-2.78%^
Class I Return Before Taxes	-45.91%^	2.73%^	-2.03%^
Morgan Stanley Capital International Europe, Australasia, and Far East Index
(reflects net dividends, which reflect the deduction of withholding taxes)	-43.38%^	-1.66%^	0.80%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. ^Total returns ^prior to the commencement of Class I reflect^ the return of Class A. Class I commenced operations on September ^2, 2008. Prior returns are adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, returns would be different. The Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI EAFE") Index is an index of common stocks traded in foreign markets. Investors cannot invest directly in an Index. (Source for the MSCI EAFE Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

8

Eaton Vance Tax-Managed Mid-Cap Core Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Mid-Cap Core Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the return would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index commonly used to measure mid-cap stock performance. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^ The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

During the period from December 31, 2002 through December 31, 2008, the highest quarterly total return for Class A was ^14.73% for the quarter ended ^June 30, 2003, and the lowest quarterly return ^was –22.14% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	-35.65%^	-1.57%^	-0.23%^
Class A Return After Taxes on Distributions	-35.65%^	-1.93%^	-0.51%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-23.17%^	-1.20%^	-0.10%^
Class B Return Before Taxes	-35.64%^	-1.50%^	-0.11%^
Class C Return Before Taxes	-33.01%^	-1.16%^	-0.12%^
S&P MidCap 400 ^Index (reflects no deduction for fees, expenses or taxes)	-36.23%^	-0.08%^	1.17%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The S&P MidCap 400 ^Index is a broad-based, unmanaged index commonly used as a measure of U.S. mid-cap stock performance. Investors cannot invest directly in an Index. (Source for the S&P MidCap 400 ^Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

9

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Multi-Cap Growth Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index of common stocks and an unmanaged market index of mid-cap growth companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. ^

During the period from December 31, 2000 through December 31, 2008, the highest quarterly total return for Class A was ^26.07% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^ –30.88% for the quarter ended ^September 30, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	-51.99%^	-2.53%^	-1.58%^
Class A Return After Taxes on Distributions	-51.99%^	-3.19%^	-1.97%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-33.79%^	-1.94%^	-1.22%^
Class B Return Before Taxes	-51.96%^	-2.42%^	-2.40%^
Class C Return Before Taxes	-49.98%^	-2.12%^	-2.39%^
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)	-44.32%^	-2.33%^	-6.24%^
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%^	-2.19%^	-3.76%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000. Life of Fund returns are calculated from June 30, 2000 for Class A and both Indices and from July 31, 2000 for Class B and Class C. The Fund’s benchmark is the Russell Mid-Cap Growth Index, an unmanaged market index of mid-cap growth companies. The S&P 500 Index is an index commonly used to measure the performance of U.S. stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Index and Russell Mid-Cap Growth Index: Lipper, Inc.)

 Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

10

Eaton Vance Tax-Managed Small-Cap Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Small-Cap Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of ^a broad-based unmanaged market ^index of small capitalization stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2008, the highest quarterly total return was ^32.66% for the quarter ended ^December 31, 1999, and the lowest quarterly return was ^–32.18% for the quarter ended ^December 31, 2008. ^

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Ten Years

Class A Return Before Taxes	-43.36%	-2.22%	-2.28%
Class A Return After Taxes on Distributions	-43.36%	-2.22%	-2.28%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-28.18%	-1.87%	-1.90%
Class B Return Before Taxes	-43.26%	-2.17%	-2.43%
Class C Return Before Taxes	-40.94%	-1.80%	-2.46%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	-31.07%	0.88%	5.18%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. ^The Fund’s benchmark is the S&P SmallCap 600 Index, a broad-based, unmanaged index of both growth and value small-capitalization stocks. ^Investors cannot invest directly in an Index. (Source for the S&P SmallCap 600 ^Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

11

Eaton Vance Tax-Managed Small-Cap Value Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Small-Cap Value Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of ^a broad-based, unmanaged market ^index of small capitalization stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

During the period from December 31, 2002 through December 31, 2008, the highest quarterly total return for Class A was ^13.88% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^–21.01% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Year	Life of Fund

Class A Return Before Taxes	-28.93%^	^0.73%	2.33%^
Class A Return After Taxes on Distributions	-28.93%^	^0.06%	1.83%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-18.80%^	^0.78%	2.12%^
Class B Return Before Taxes	-28.88%^	^0.88%	2.48%^
Class C Return Before Taxes	-25.86%^	^1.20%	2.51%^
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	-28.92%^	^0.27%	2.69%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The Fund’s benchmark is the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with a less-than-average growth orientation and lower price-to-book and price/earnings ratios. Investors cannot invest directly in an Index. (Source for the Russell 2000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

12

Eaton Vance Tax-Managed Value Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Value Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, 2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class I performance and a comparison to the performance of ^a broad-based, unmanaged ^index of domestic equity stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the period December 31, 1999 through December 31, 2008, the highest quarterly total return for Class A was ^13.74% for the quarter ended ^June 30, 2003, and the lowest quarterly return was ^–21.20% for the quarter ended ^December 31, 2008.

Average Annual Total Return as of December 31, 2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	-38.77%^	0.31%^	3.18%^
Class A Return After Taxes on Distributions	-38.90%^	0.16%^	3.08%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-25.04%^	0.29%^	2.76%^
Class B Return Before Taxes	-38.64%^	0.40%^	3.57%^
Class C Return Before Taxes	-36.19%^	0.74%^	3.49%^
Class I Return Before Taxes	-34.87%^	1.56%^	3.90%^
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%^	-0.79%^	0.72%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on December 27, 1999, Class B commenced operations on January 18, 2000 and Class C commenced operations on January 24, 2000. Life of Fund returns are calculated from December 31, 1999 for Class A and ^the Index and from January 31, 2000 for Class B and Class C. Total returns prior to the commencement of Class I reflect^ the return of Class A. Class I commenced operations on November 30, 2007. Prior returns are adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, returns would be different. The Fund’s benchmark is the Russell 1000 Value ^Index, a broad-based, unmanaged market index of 1000 U.S. value stocks. Investors cannot invest directly in an Index. (Source for the Russell ^1000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. ^For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

13

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)^
	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged)(1)
^	1.00%	None	None	^1.00%

(1) Class A and Class I shares of Tax-Managed International Equity Fund are subject to a redemption fee if they are redeemed or exchanged within 90 days of the settlement of the purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)^
Annual Operating Expenses for Tax-Managed Dividend
Income Fund (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class I

Management Fees	0.77%	0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%	0.90%
^
Annual Operating Expenses for Tax-Managed Equity Asset Allocation Fund
(expenses that are deducted from Fund and Portfolio assets)		Class A	Class B	Class C

Management Fees		0.93%	0.93%	0.93%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses(1)		0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses		2.05%	2.80%	2.80%
Advisory Fee Reduction(2)		(0.69)%	(0.69)%	(0.69)%
Net Annual Fund Operating Expenses		1.36%	2.11%	2.11%

(1)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.69%.

(2)	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios in which it invests.

Annual Operating Expenses for Tax-Managed
International Equity Fund (expenses that are
deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.29%	0.29%	0.29%	0.23%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.55%	2.30%	2.30%	1.24%
Advisory Fee Reduction(2)	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Net Annual Fund Operating Expenses	1.54%	2.29%	2.29%	1.23%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed International Equity Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.

(2)	The investment advisory fee of Tax-Managed International Equity Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee (see "Management and Organization").

14

Annual Operating Expenses for Tax-Managed Mid-Cap Core Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.66%	2.41%	2.41%
Expense Reimbursement(1)	(^0.06)%	(^0.06)%	(0.06)%
^Net Annual Fund Operating Expenses ^	1.60%	2.35%	2.35%

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 1.60% for Class A shares and 2.35% for Class B and Class C shares. This expense reimbursement will continue through April ^30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment. ^

Annual Operating Expenses for Tax-Managed Multi-Cap Growth Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses(1)	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.42%	2.17%	2.17%
Advisory Fee Reduction(2)	(0.03)%	(0.03)%	(0.03)%
^Net Annual Fund Operating Expenses^	1.39%	2.14%	2.14%
^

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Multi-Cap Growth Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes and other investment companies (exchanged-traded funds) for investment purposes. A portion of these fees and expenses are not included in the Financial Highlights table; accordingly, ^Net Annual Fund Operating Expenses ^do not correlate to the ratio of expenses to average net assets indicated in the Financial Highlights table.

(2)	The investment advisory fee of Tax-Managed Multi-Cap Growth Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee^(see "Management and Organization").

Annual Operating Expenses for Tax-Managed Small-Cap Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	0.625%	0.625%	0.625%
Distribution and Service (12b-1) Fees	0.250%	1.000%	1.000%
Other Expenses	0.395%	0.395%	0.395%
Acquired Fund Fees and Expenses(1)	0.020%	0.020%	0.020%
Total Annual Fund Operating Expenses	1.290%	2.040%	2.040%
Advisory Fee Reduction(2)	(0.020)%	(0.020)%	(0.020)%
^Net Annual Fund Operating Expenses^	1.270%	2.020%	2.020%

^
(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Small-Cap Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.

(2)	The investment advisory fee of Tax-Managed Small-Cap ^Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee (see "Management and Organization").

15

Annual Operating Expenses for Tax-Managed Small-Cap Value Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.97%	2.72%	2.72%
Expense Reimbursement(1)	(0.32)%	(0.32)%	(0.32)%
^Net Annual Fund Operating Expenses ^	1.65%	2.40%	2.40%

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) exceed 1.65% for Class A shares and 2.40% for Class B and Class C shares. This expense reimbursement will continue through April ^30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Annual Operating Expenses for Tax-^Managed
Value Fund (expenses that are deducted ^
^from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	0.77%	0.77%	0.77%	0.77%
Distribution and Service (12b-1) Fees	0.25%	1.00%(3)	1.00%	n/a
Other Expenses	0.14%	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	0.92%
Advisory Fee Reduction(2)	(0.01)%^	(0.01)%^	(0.01)%^	(0.01)%^
^Net Annual Fund Operating ^Expenses	1.16%	1.91%	1.91%	0.91%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Value Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.

(2)	The investment advisory fee of Tax-Managed Value Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee (see "Management and Organization"). ^

^

(3)	During the fiscal year ended October 31, 2008, Class B did not pay distribution fees at times when there were no uncovered distribution charges outstanding. As a result, Distribution and Service (12b-1) Fees during that period were 0.98% of average daily net assets.

16

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee ^reduction or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Tax-Managed Dividend Income Fund	Class A shares	$^685	$ ^919	$^1,172	$^1,892
	Class B shares*	$^693	$ ^997	$^1,226	$^2,027
	Class C shares	$^293	$ ^597	$^1,026	$^2,222
	Class I shares	$^92	$ ^287	$ ^498	$^1,108
Tax-Managed Equity Asset Allocation Fund	Class A shares	$^706	$ ^981	$^1,277	$^2,116
	Class B shares*	$^714	$^1,061	$^1,334	$^2,250
	Class C shares	$^314	$ ^661	$^1,134	$^2,441
Tax-Managed International Equity Fund	Class A shares	$723**^	$^1,033	$^1,366	$^2,304
	Class B shares*	$^732	$^1,115	$^1,425	$^2,438
	Class C shares	$^332	$ ^715	$^1,225	$^2,626
	Class I shares	$125**^	$ 390^	$ 676	$1,489
Tax-Managed Mid-Cap Core Fund	Class A shares	$^728	$^1,063	$^1,420	$^2,423
	Class B shares*	$^738	$^1,146	$^1,480	$^2,556
	Class C shares	$^338	$ ^746	$^1,280	$^2,742
Tax-Managed Multi-Cap Growth Fund	Class A shares	$^708	$ ^990	$^1,292	$^2,148
	Class B shares*	$^717	$^1,070	$^1,349	$^2,282
	Class C shares	$^317	$ ^670	$^1,149	$^2,472
Tax-Managed Small-Cap Fund	Class A shares	$^697	$ ^955	$^1,232	$^2,021
	Class B shares*	$^705	$^1,034	$^1,288	$^2,155
	Class C shares	$^305	$ ^634	$^1,088	$^2,348
Tax-Managed Small-Cap Value Fund	Class A shares	$^733	$^1,129	$^1,548	$^2,715
	Class B shares*	$^743	$^1,214	$^1,611	$^2,847
	Class C shares	$^343	$ ^814	$^1,411	$^3,028
Tax-Managed Value Fund	Class A shares	$^686	$ ^922	$^1,177	$^1,903
	Class B shares^	$^694	$^1,000	$^1,232	$^2,038
	Class C shares	$^294	$ ^600	$^1,032	$^2,233
	Class I shares	$^93	$ ^290	$ ^504	$^1,120

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

**Due to the redemption fee, the cost of investing for one year would be $100 higher for Tax-Managed International Equity Fund shares redeemed or exchanged within 90 days of the settlement of purchase.

17

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Tax-Managed Dividend Income Fund	Class A shares	$^685	$ ^919	$^1,172	$^1,892
	Class B shares*	$^193	$ ^597	$^1,026	$^2,027
	Class C shares	$^193	$ ^597	$^1,026	$^2,222
	Class I shares	$^92	$ ^287	$ ^498	$^1,108
Tax-Managed Equity Asset Allocation Fund	Class A shares	$^706	$ ^981	$^1,277	$^2,116
	Class B shares*	$^214	$ ^661	$^1,134	$^2,250
	Class C shares	$^214	$ ^661	$^1,134	$^2,441
Tax-Managed International Equity Fund	Class A shares	$^723	$^1,033	$^1,366	$^2,304
	Class B shares*	$^232	$ ^715	$^1,225	$^2,438
	Class C shares	$^232	$ ^715	$^1,225	$^2,626
	Class I shares	$^125	$ ^390	$ ^676	$^1,489
Tax-Managed Mid-Cap Core Fund	Class A shares	$^728	$^1,063	$^1,420	$^2,423
	Class B shares*	$^238	$ ^746	$^1,280	$^2,556
	Class C shares	$^238	$ ^746	$^1,280	$^2,742
Tax-Managed Multi-Cap Growth Fund	Class A shares	$^708	$ ^990	$^1,292	$^2,148
	Class B shares*	$^217	$ ^670	$^1,149	$^2,282
	Class C shares	$^217	$ ^670	$^1,149	$^2,472
Tax-Managed Small-Cap Fund	Class A shares	$^697	$ ^955	$^1,232	$^2,021
	Class B shares*	$^205	$ ^634	$^1,088	$^2,155
	Class C shares	$^205	$ ^634	$^1,088	$^2,348
Tax-Managed Small-Cap Value Fund	Class A shares	$^733	$^1,129	$^1,548	$^2,715
	Class B shares*	$^243	$ ^814	$^1,411	$^2,847
	Class C shares	$^243	$ ^814	$^1,411	$^3,028
Tax-Managed Value Fund	Class A shares	$^686	$ ^922	$^1,177	$^1,903
	Class B shares*	$^194	$ ^600	$^1,032	$^2,038
	Class C shares	$^194	$ ^600	$^1,032	$^2,233
	Class I shares	$^93	$ ^290	$ ^504	$^1,120

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

18

Investment Objectives & Principal Policies and Risks

Tax-Managed Dividend Income Fund. The investment objective of Tax-Managed Dividend Income Fund is to achieve after-tax total return for its shareholders. The Fund seeks to invest primarily in common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation. The Fund’s objective may not be changed without shareholder approval. Certain of the Fund’s policies may be changed by the Trustees without shareholder approval.

The Fund may invest 25% or more of its total assets in each of the utilities and financial services sectors. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. The Fund also may invest in real estate investment trusts, and therefore, may be subject to the special risks associated with real estate investing. Up to (but less than) 25% of the Fund’s total assets may be invested in any one industry.

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the "80% policy"). This 80% policy will not be changed unless Fund shareholders are given at least 60 days’ advance notice of the change. For purposes of the 80% policy, net assets ^include any assets purchased with borrowings for investment purposes. The Fund seeks dividend income that qualifies for favorable federal income tax treatment. Under federal income tax law enacted on May 28, 2003, "qualified dividend income" received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass through the tax treatment of tax-favored dividends it receives to Fund shareholders who hold Fund shares for more than 60 days during the 121-days surrounding the ex-dividend date.

For the Fund to receive tax-favored dividends, the Fund must hold the stock associated with an otherwise qualifying dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 181-day period, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The provisions of the Internal Revenue Code (the "Code") applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken.

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. Stocks may be undervalued in relation to other investments due to adverse economic or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects to primarily invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings, Baa as determined by Moody’s Investors Service, Inc. ("Moody’s") or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks.

In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Fund’s income distributions will not be fully taxable at ordinary income rates.

The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a

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dividend before the next dividend of the stock being sold. By entering into a series of such trades, the Fund could augment the amount of dividend income it receives over the course of a year. In order for dividends to qualify as tax-favored dividends, the Fund must comply with the holding period requirements described above. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

The Fund may also invest up to 20% of its net assets in fixed-income securities, including convertible stocks and convertible bonds and corporate debt securities rated investment grade or below. Investment grade securities are rated at least BBB by S&P or Baa by Moody’s and unrated securities determined by the investment adviser to be of comparable quality. Fixed-income and convertible securities rated below BBB by S&P or Baa by Moody’s are considered below investment grade.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. Many of these considerations are subjective.

Tax-Managed Equity Asset Allocation Fund. The investment objective of Tax-Managed Equity Asset Allocation Fund is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the “Eaton Vance Tax-Managed Portfolios”). The Eaton Vance Tax-Managed Portfolios are described below.

The Fund normally will invest at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios. Of the seven Eaton Vance Tax-Managed Portfolios, Tax-Managed International Equity Portfolio invests primarily in foreign securities and the other six Portfolios invest primarily in securities of U.S. companies. The Eaton Vance Tax-Managed Portfolios that invest primarily in small or emerging companies are Tax-Managed Small-Cap Value Portfolio and Tax-Managed Small-Cap Portfolio. The Fund also may invest in other Eaton Vance Tax-Managed Portfolios that may be established in the future, including other Eaton Vance Tax-Managed Portfolios sub-advised by an investment adviser unaffiliated with Eaton Vance.

In allocating the Fund’s assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund’s asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate Tax-Managed Equity Asset Allocation Fund’s assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund’s investment objective and policies. Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to Tax-Managed Equity Asset Allocation Fund and each Portfolio. In making allocation decisions, the portfolio manager must make determinations only on the basis of the best interests of the Fund and its shareholders.

Tax-Managed International Equity Fund. Tax-Managed International Equity Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund seeks to meet its objective by investing in Tax-Managed International Equity Portfolio (“International Equity Portfolio”), a separately registered ^investment company that has the same investment objective and policies as the Fund. International Equity Portfolio is described below.

Tax-Managed Mid-Cap Core Fund. Tax-Managed Mid-Cap Core Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Mid-Cap Core Portfolio (“Mid-Cap Core Portfolio”), a separately registered ^investment company that has the same investment objective and policies as the Fund. Mid-Cap Core Portfolio is described below.

Tax-Managed Multi-Cap Growth Fund. Tax-Managed Multi-Cap Growth Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund seeks

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to meet its objective by investing in Tax-Managed Multi-Cap Growth Portfolio (“Multi-Cap Growth Portfolio”), a separately registered ^investment company that has the same investment objective and policies as the Fund. Multi-Cap Growth Portfolio is described below.

Tax-Managed Small-Cap Fund. The investment objective of Tax-Managed Small-Cap Fund is to achieve long-term, after-tax returns for its shareholders. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap Portfolio (formerly Tax-Managed Small-Cap Growth Portfolio) (“Small-Cap Portfolio”), a separately registered ^investment company that invests in a diversified portfolio of equity securities of small-cap companies and has the same investment objective and policies as the Fund. Small-Cap Portfolio is described below.

Tax-Managed Small-Cap Value Fund. Tax-Managed Small-Cap Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap Value Portfolio (“Small-Cap Value Portfolio”), a separately registered  ^ investment company that has the same investment objective and policies as the Fund. Small-Cap Value Portfolio is described below.

Tax-Managed Value Fund. Tax-Managed Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund seeks to meet its objective by investing in Tax-Managed Value Portfolio (“Value Portfolio”), a separately registered ^investment company that invests in a diversified portfolio of value stocks and has the same investment objective and policies as the Fund. Value Portfolio is described below.

Each Fund’s investment objective may not be changed without shareholder approval. Certain of a Fund’s policies may be changed by the Trustees without shareholder approval. In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given at least 60 days’ advanced notice of the change. For purposes of the 80% policy, net assets include any assets purchased with borrowings for investment purposes.

The Eaton Vance Tax-Managed Portfolios

International Equity Portfolio normally invests primarily in foreign equity securities. The portfolio manager expects to invest primarily in common stocks of companies domiciled in countries represented in the MSCI EAFE Index. The International Equity Portfolio will invest at least 80% of its net assets in equity securities. The International Equity Portfolio seeks to outperform the MSCI EAFE Index on both a pre-tax and after-tax basis, however there can be no assurance that it will do so. International Equity Portfolio maintains investments in not less than five different countries and less than 25% of its total assets will be invested in any one industry. As an alternative to investing directly in foreign equity securities, International Equity Portfolio may invest in depositary receipts and similar investments.

The portfolio managers use fundamental research in managing the Portfolio. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting companies for investment, the portfolio managers may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The International Equity Portfolio generally acquires securities with the expectation of holding them for the long-term.

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Mid-Cap Core Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the S&P MidCap 400 Index. In making investment decisions, the portfolio managers use a combination of growth and value disciplines, emphasizing higher quality companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. A company’s financial quality is determined by analysis of its financial statements and the use of "financial quality ratings" provided by nationally statistical recognized rating organizations or as determined by the investment adviser when the company is not rated or when the investment adviser believes the assigned financial quality rating is not an accurate reflections of the company’s quality. Quality companies are generally "seasoned", meaning they generally have five or more years of operations as a public company. The investment adviser seeks to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Sustainable earnings growth is determined by rigorous fundamental analysis of a company’s financial trends, products and services, industry conditions and other factors. Many of these considerations are subjective. The portfolio managers seek to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. Mid-Cap Core Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

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Multi-Cap Growth Portfolio invests in a carefully selected portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by Multi-Cap Growth Portfolio may include both large and established market leaders, as well as smaller, less seasoned companies. Multi-Cap Growth Portfolio may also invest a substantial portion of its assets in securities of companies in the technology industry that could be adversely affected by factors such as highly cyclical markets, intense competition and rapid product obsolescence due to technological advances.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

The annual portfolio turnover rate of the Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce returns) than a fund with a lower turnover rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carry forwards do not exist.

Small-Cap Portfolio invests in a diversified portfolio of publicly-traded stocks of small-cap companies. The portfolio manager generally considers small-cap companies to be companies having a market capitalization that ^falls: (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. Small-Cap Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap companies. The market capitalization range for the S&P SmallCap 600 Index was $15 million to $2,321 million, and the market capitalization range for the Russell 2000 Index was $8 million to $3,290 million as of December 31, 2008. The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2008 was $4,998 million. The Portfolio may also invest in larger companies.

The portfolio manager generally seeks to purchase stocks that are expected to demonstrate earnings growth over the long term that exceeds the average earnings growth rates of all publicly-traded companies in the United States. In making investment decisions, the portfolio manager relies on the investment adviser’s research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Small-Cap Value Portfolio normally will invest primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value. Small-cap companies are companies with market capitalizations ^within the range of companies included in the S&P SmallCap 600 Index. Normally at least 80% of net assets will be invested in small-cap companies. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio manager considers (among other factors) a company’s earnings or cash flow capabilities, the strength of the company’s business franchises, the strength of management and estimates of the company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Tax-Managed Growth Portfolio (“Growth Portfolio”). Growth Portfolio’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. Growth Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies that are

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considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Growth Portfolio will invest primarily in common stocks. The Growth Portfolio employs a "growth at a reasonable price" investing style seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. In making investment decisions, the portfolio managers rely upon the investment adviser’s research staff. Management of Growth Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long-term. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry. A security may be sold when the portfolio managers believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.

The portfolio managers may seek stocks that pay dividends that qualify for ^tax-favored dividends^. As the result of tax laws enacted in May 2003, tax-favored dividends are subject to the federal long-term capital gains rate (maximum of 15%), rather than the tax rate applicable to ordinary income (maximum of 35%), provided certain holding period and other conditions are satisfied. In addition to investing in stocks that pay tax-favored dividends, the Portfolio may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income ^rates (including real estate investment trusts). For any year, so long as the Portfolio’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Portfolio, all of the Portfolio’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Portfolio’s income allocated to the Fund will not be taxable at ordinary income rates. The provisions of the ^Code applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010.

Value Portfolio normally will invest primarily in value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. In selecting stocks, the portfolio manager considers (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the tax treatment of dividends, the strength of the company’s business franchises and estimates of the company’s net value. Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. The Value Portfolio’s holdings will represent a number of different industries, and no more than 25% of the Portfolio’s total assets will be invested in any one industry.

The portfolio manager may seek stocks that pay dividends that qualify for ^tax-favored dividends^. As the result of tax laws enacted in May 2003, tax-favored dividends are subject to the federal long-term capital gains rate (maximum of 15%), rather than the tax rate applicable to ordinary income (maximum of 35%), provided certain holding period and other conditions are satisfied. In addition to investing in stocks that pay tax-favored dividends, the Portfolio may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates (including real estate investment trusts). For any year, so long as the Portfolio’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Portfolio, all of the Portfolio’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Portfolio’s income allocated to the Fund will not be taxable at ordinary income rates. The provisions of the ^Code applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010.

The portfolio manager seeks to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Investment decisions are made primarily on the basis of fundamental research. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Management of the portfolio involves consideration of numerous factors (such as earnings and cash flow capabilities). Many of these considerations are subjective. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Common Investment Practices

Each Portfolio seeks to achieve long-term after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio’s investment income and realized capital gains. Tax-Managed Dividend Income Fund seeks to achieve favorable after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized for Tax-Managed Dividend Income Fund by investing principally in common and preferred stocks that pay tax-favored dividends and for the Portfolios by investing principally in stocks and for Tax-Managed Dividend Income Fund and the

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Portfolios by generally avoiding income taxable as ordinary income and net realized short-term capital gains in excess of expenses. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager(s) will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager(s) may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, each Portfolio and Tax-Managed Dividend Income Fund may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indexes and options thereon, the purchase of put options and the sale of call options on securities held, equity swaps, covered short sales, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures). By using these techniques rather than selling appreciated securities, a Portfolio or Tax-Managed Dividend Income Fund can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by a Portfolio or Tax-Managed Dividend Income Fund to enhance returns or as a substitute for the purchase or sale of securities. Dividends received on securities with respect to which a Fund is obligated to make payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income.

The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by a Portfolio or Tax-Managed Dividend Income Fund. Equity swaps, over-the-counter options and forward sales are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, a Portfolio or Tax-Managed Dividend Income Fund may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. Each Portfolio and Tax-Managed Dividend Income Fund normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. These transactions are subject to special tax rules that could affect the amount, timing and character of distributions to shareholders. Derivative hedging transactions may not be effective because of imperfect correlation and other factors. As a general matter, dividends received on hedged stock positions are fully taxable as ordinary income.

International Equity Portfolio primarily invests in foreign securities, the other Eaton Vance Tax-Managed Portfolios may invest up to 25% of total assets in foreign securities and Tax-Managed Dividend Income Fund may invest up to 35% of total assets in foreign securities. Foreign securities may be located in established or emerging market countries. The value of foreign securities is affected by changes in currency ^rates or exchange control regulations, application of foreign tax laws (including withholding tax), ^changes in governmental administration of economic or monetary policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s or Portfolio’s net asset value to fluctuate as well. ^ Costs are incurred in connection with conversions between various currencies. As an alternative to holding foreign-traded securities, each Portfolio and Tax-Managed Dividend Income Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to a Portfolio’s 25% limitation on investing in foreign securities (if applicable) or to Tax-Managed Dividend Income Fund’s 35% limitation on investing in foreign securities. Depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country.

Tax-Managed Dividend Income Fund may invest a portion of its assets in fixed-income and/or convertible securities that are, at the time of investment, rated BBB or lower by S&P or Baa or lower by Moody’s. These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Fund may invest in securities in any rating category, including those in default.

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Each Portfolio and Tax-Managed Dividend Income Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Each Portfolio, except Small-Cap Portfolio, Multi-Cap Growth Portfolio and Value Portfolio, will not invest more than 5% of its net assets in REITs. Multi-Cap Growth Portfolio will not invest more than 10% of its net assets in REITs.

Each Portfolio and Tax-Managed Dividend Income Fund may also invest in pooled investment vehicles, such as exchange-traded funds. When so invested, such Fund will bear its allocable share of expenses of the investment in addition to Portfolio expenses.

Many emerging and small companies may be in the early stages of their development, may be more dependent on fewer products, services, markets or financial resources or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about emerging companies than for larger, more established companies. Stocks of these companies frequently have less trading volume than stocks of more established companies making them more volatile and potentially more difficult to value. In addition, transactions in emerging company securities may be subject to higher costs than transactions in the securities of larger, more established companies. Stocks of emerging and small companies are more vulnerable to adverse developments than stocks of larger companies.

Each Portfolio and Tax-Managed Dividend Income Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio and Tax-Managed Dividend Income Fund illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio and Tax-Managed Dividend Income Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. Each Portfolio and Tax-Managed Dividend Income Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Each Portfolio and Tax-Managed Dividend Income Fund may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Portfolio may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio and Tax-Managed Dividend Income Fund may temporarily invest up to 100% (65% in the case of Growth Portfolio) of its assets in cash or cash equivalents, which may be inconsistent with a Fund’s investment objective(s). A Portfolio and Tax-Managed Dividend Income Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information. While at times a Portfolio and Tax-Managed Dividend Income Fund may use alternative investment strategies in an effort to limit losses, it may choose not to do so. A Fund may be one of several investors in a Portfolio. Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders. For more information, see “Strategies and Risks” in the Statement of Additional Information.

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As noted above a portfolio manager may sell securities, and when employing dividend capture strategies for Tax-Managed Dividend Income Fund, to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase portfolio turnover rate and the trading costs incurred. Higher trading costs may reduce returns.

Considerations of Investing in a Portfolio. Investing in an established Portfolio enables Tax-Managed Equity Asset Allocation Fund to participate in a larger and more diversified investment portfolio than if the Fund pursued its investment program on a standalone basis. Securities with large accumulated gains may constitute a substantial portion of the assets of a Portfolio. Investing in a Portfolio does not expose a Fund to potential tax liability either for unrealized Portfolio gains accrued prior to the Fund’s initial investment therein or for precontribution gains on securities contributed to the Portfolio. If securities purchased by a Portfolio prior to a Fund’s initial investment therein are sold, gains attributable to the period before the Fund’s initial investment in the Portfolio will be allocated to other investors in the Portfolio, and not to the Fund. If securities contributed to a Portfolio (either before or after a Fund’s initial investment therein) are sold, gains accumulated prior to their contribution will be allocated to the contributing investor, and not to the Fund or other investors in the Portfolio. Growth Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. Growth Portfolio’s ability to select the securities used to meet redemptions generally is limited. These limitations could affect the performance of Growth Portfolio, and, indirectly, Tax-Managed Equity Asset Allocation Fund. Other Portfolios may, in the future, use distributions of securities to meet redemptions by investors in the Portfolio that contributed securities.

Tax-Managed Dividend Income Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more investment companies at any time without shareholder approval. Tax-Managed Dividend Income Fund may also invest in other investment companies as described in the Statement of Additional Information.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110. Tax-Managed Dividend Income Fund’s and Tax-Managed Equity Asset Allocation Fund’s investment adviser is Eaton Vance. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $120 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Each Fund (except Tax-Managed Equity Asset Allocation Fund) is allocated its pro rata share of the advisory fee paid by the Portfolio in which it invests. Information about advisory fees and portfolio managers is set forth below. If a Fund or Portfolio invests in Cash Management Portfolio (an affiliated money market fund) ("CMP"), the portion of CMP’s advisory fee allocable to that Fund or Portfolio will be credited against that Fund or Portfolio’s advisory fee.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) is authorized to pay Eaton Vance an annual fee of 0.15% of average daily net assets. For the fiscal year ended October 31, 2008, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) paid Eaton Vance administration fees of ^0.15% of average daily net assets. Eaton Vance receives no compensation for serving as the administrator of Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and, if applicable, sub-advisory agreement.

Tax-Managed Dividend Income Fund. Under Tax-Managed Dividend Income Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.^65% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.625% . On net assets of $1 billion but less than $2.5 billion, the annual fee rate is 0.600% . On net assets of $2.5 billion and over the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^0.62%.

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Judith A. Saryan has served as portfolio manager of the Fund since it commenced operations, Aamer Khan has served as a portfolio manager of the Fund since September 2005 and Thomas H. Luster has served as a portfolio manager of the Fund since July 2006. Ms. Saryan and Mr. Luster manage other Eaton Vance portfolios, have managed Eaton Vance portfolios for more than five years, and are Vice Presidents of Eaton Vance and BMR. Mr. Khan manages other Eaton Vance ^portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR.

Tax-Managed Equity Asset Allocation Fund. Under Tax-Managed Equity Asset Allocation Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.75% . On net assets of $1 billion and over the annual fee is reduced. The advisory fee payable by the Fund is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios in which it invests. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee (including its allocable portion of Portfolio advisory fees) was ^0.78% of its average daily net assets.

Duncan W. Richardson has served as portfolio manager of the Tax-Managed Equity Asset Allocation Fund since operations commenced. He has managed Eaton Vance portfolios for more than five years, is Executive Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages Growth Portfolio and other Eaton Vance portfolios.

Growth Portfolio. Under Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.5625% . On net assets of $1 billion but less than $1.5 billion, the annual fee rate is 0.50%. On net assets of $1.5 billion but less than $7 billion, the annual fee rate is 0.4375%. On net assets of $7 billion and ^over, the annual fee is reduced.

International Equity Portfolio. Under International Equity Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"), a registered investment adviser. Eagle is located at 5847 San Felipe, Suite 930, Houston, TX 77057. BMR pays Eagle a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^1.00%. For the same period, BMR paid Eagle sub-advisory fees equivalent to ^0.50% of the Portfolio’s average daily net assets.

Edward R. Allen, III and Thomas N. Hunt, III have served as the portfolio managers of International Equity Portfolio since May 2004. Messrs. Allen and Hunt are each partners at Eagle and have been employed by Eagle for more than five years.

Mid-Cap Core Portfolio. Under Mid-Cap Core Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, a majority-owned affiliate of Eaton Vance Corp. (“Atlanta Capital”). Atlanta Capital is located at 1349 W. Peachtree Street, 2 Midtown Plaza, Suite 1600, Atlanta, GA 30309. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^0.80%. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to ^0.55% of the Portfolio’s average daily net assets.

The day-to-day management of Mid-Cap Core Portfolio is the responsibility of a team of three portfolio managers from Atlanta Capital. The team consists of William O. Bell, IV, William R. Hackney, III and Marilyn Robinson Irvin. Mr. Bell, Vice President and Principal of Atlanta Capital, Mr. Hackney, Managing Partner and member of the Executive Committee of Atlanta Capital and Ms. Irvin, Senior Vice President and Principal of Atlanta Capital, have been employed by Atlanta Capital for more than five years and manage other Atlanta Capital investment portfolios.

Multi-Cap Growth Portfolio. Under Multi-Cap Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended ^October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^0.65%.

Arieh Coll has served as portfolio manager of Multi-Cap Growth Portfolio since operations commenced. Mr. Coll has been managing Eaton Vance portfolios for more than five years, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

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Small-Cap Portfolio. Under Small-Cap Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^0.625%.

Nancy B. Tooke has served as portfolio manager of Small-Cap Portfolio since February 2006. She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in ^Boston from ^2004 ^to 2006.

Small-Cap Value Portfolio. Under Small-Cap Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned affiliate of Eaton Vance Corp. (“Fox”). Fox is located at 331 Newman Springs Road - Suite 122, Red Bank, NJ 07701. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^1.00%. For the same period, BMR paid Fox sub-advisory fees equivalent to ^0.75% of the Portfolio’s average daily net assets.

Small-Cap Value Portfolio is managed by a team of three portfolio managers from Fox led by Gregory R. Greene. Mr. Greene has served as a portfolio manager since March 1, 2006. Mr. Greene is a Managing Director of Fox and is a member of the firm’s Investment Committee, manages other Fox investment portfolios and has been employed by Fox for more than five years. The other members of their investment team are J. Bradley Ohlmuller and Robert J. Milmore. Mr. Ohlmuller is a Principal of Fox and member of the firm’s Investment Committee. Prior to 2004, he was a Vice President and research analyst at Goldman Sachs & Co., where he co-covered the healthcare facilities sector. Mr. Milmore is a Vice President of Fox and has been a member of its Research Group since November 2005 and a member of the firm’s Investment Committee since October 2006. Previously, Mr. Milmore was a Manager of International Treasury at Cendant Corporation.

Value Portfolio. Under Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million, 0.625% of average daily net assets of $500 million but less than $1 billion and 0.600% of average daily net assets of $1 billion and over. Pursuant to a fee reduction agreement effective March 27, 2006, the fee is reduced as follows: 0.600% of average daily net assets of $1 billion but less than $2 billion; 0.575% of average daily net assets of $2 billion but less than $5 billion; and 0.555% of average daily net assets of $5 billion and over. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^0.62%.

Michael R. Mach has served as the portfolio manager of Value Portfolio since operations commenced. Mr. Mach has been managing Eaton Vance portfolios for more than five years, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As ^a Portfolio investor, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider ^Portfolio ^matters and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw ^its Portfolio investment at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

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Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset (plus a sales charge for Class A shares), which is derived from the value of portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. For International Equity Portfolio, Mid-Cap Core Portfolio and Small-Cap Value Portfolio, the investment adviser has delegated daily valuation of each Portfolio to a sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser and sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio and Tax-Managed Dividend Income Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Classes A, B and C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of

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any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares ^is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122. The Fund Order Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (^such as restricted securities, emerging market securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A and Class I shares of Tax-Managed International Equity Fund, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

     •transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g^., for failure to meet  applicable account minimums);

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•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax
Free ^Reserves and Eaton Vance Institutional Short Term Income ^Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on ^financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares of Tax-Managed International Equity Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B or Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

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Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Purchases of Class I shares of Tax-Managed International Equity Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

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	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset ^value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more^. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

33

Contingent Deferred Sales Charge. Each Class of shares is ^subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase^. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase^. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC	CDSCs are based on the lower of the net asset value at
		the time of purchase or at the time of redemption.
First or Second	5%	Shares acquired through the reinvestment of
Third	4%	distributions are exempt from the CDSC. Redemptions
Fourth	3%	are made first from shares that are not subject to a
Fifth	2%	CDSC.
Sixth	1%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares ^automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions ^convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow ^each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account ^services. Class B and Class C ^shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C ^also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service ^fees and the Class B and Class C service ^fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

34

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities
Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Class A and Class I shares of Tax-Managed International Equity Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

Meeting Redemptions by Distributing Portfolio Securities. Each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing securities withdrawn from each Portfolio in which it invests, as applicable, and as selected by the investment adviser. A shareholder who wishes to receive redemption proceeds in kind must notify the Fund on or before submitting the redemption request by calling 1-800-262-1122. In meeting a redemption in kind, a Fund will distribute readily marketable securities, which will be valued pursuant to the Portfolio’s valuation procedures. Redeeming shareholders who receive securities will be responsible for any brokerage charges and other costs incurred in connection with selling the distributed securities and may be exposed to market risk in such securities. Additional information about redemptions in kind, including the procedures for submitting such redemption requests, is contained in the Funds’ Statement of Additional Information.

35

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	^Distributions are paid in cash.
•Exchange Option	^Distributions are reinvested in additional shares of any class of another Eaton
Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com^. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Value Fund) after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A and Class I shares of Tax-Managed International Equity Fund within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class A shares, Eaton Vance Cash Management Fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer

36

agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. For individual shareholders, distributions of qualified dividend income (subject to certain conditions) and long-term capital gains are taxable at long-term capital gains rates. Different classes may generally distribute different distribution amounts. Taxes on distributions of capital gains are determined by how long a Portfolio or Tax-Managed Dividend Income Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Tax-Managed Dividend Income Fund intends to pay dividends monthly and to distribute any net realized capital gains at least annually. Each other Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or reinvested in additional Fund shares.

37

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed in the hands of individual shareholders at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund’s return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the the Portfolios (other than International Equity Portfolio as described below) or Tax-Managed Dividend Income Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Tax-Managed International Equity Fund intends to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

38

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting ^. The reports of ^Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^

			Eaton Vance Tax-Managed Dividend Income Fund

				Year Ended October 31,

		2008				2007

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(1)

Net asset value - Beginning of period	$ 14.520	$14.490	$ 14.500	$14.530	$ 13.400	$ 13.370	$ 13.370	$14.100
Income (loss) from operations
Net investment income(2)	$ 0.862	$ 0.772	$ 0.769	$ 0.681	$ 0.810	$ 0.716	$ 0.704	$ 0.054
Net realized and unrealized gain (loss)	(5.751)	(5.736)	(5.742)	(5.538)	1.080	1.064	1.086	0.514
Total income (loss) from operations	$ (4.889)	$ (4.964)	$ (4.973)	$ (4.857)	$ 1.890	$ 1.780	$ 1.790	$ 0.568
Less distributions
From net investment income	$ (0.801)	$ (0.706)	$ (0.707)	$ (0.833)	$ (0.770)	$ (0.660)	$ (0.660)	$ (0.138)
Total distributions	$ (0.801)	$ (0.706)	$ (0.707)	$ (0.833)	$ (0.770)	$ (0.660)	$ (0.660)	$ (0.138)
Net asset value - End of period	$ 8.830	$ 8.820	$ 8.820	$ 8.840	$ 14.520	$ 14.490	$ 14.500	$14.530
Total Return(3)	(35.08)%	(35.51)%	(35.51)%	(34.84)%	14.47%	13.62%	13.63%	4.04%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$673,782	$97,996	$458,907	$ 1,773	$1,141,383	$181,741	$779,330	$ 453
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.15%	1.90%	1.90%	0.90%	1.14%	1.89%	1.89%	0.89%(6)
Net investment income	7.00%	6.26%	6.25%	5.95%	5.72%	5.08%	4.98%	2.06%(6)
Portfolio Turnover	181%	181%	181%	181%	139%	139%	139%	139%

(See footnotes on last page.)

39

Financial Highlights (continued)^

	Eaton Vance Tax-Managed Dividend Income Fund

	Period Ended			Year Ended

	October 31, 2006(7)			April 30, 2006

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 12.990	$ 12.960	$ 12.960	$ 11.820	$ 11.790	$ 11.800
Income (loss) from operations
Net investment income(2)	$ 0.239	$ 0.200	$ 0.192	$ 0.922	$ 0.801	$ 0.817
Net realized and unrealized gain (loss)	0.534	0.526	0.534	0.889	0.919	0.893
Total income (loss) from operations	$ 0.773	$ 0.726	$ 0.726	$ 1.811	$ 1.720	$ 1.710
Less distributions
From net investment income	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)
Total distributions	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)
Net asset value - End of period	$ 13.400	$ 13.370	$ 13.370	$ 12.990	$ 12.960	$ 12.960
Total Return(3)	6.14%(5)	5.76%(5)	5.76%(5)	15.78%	14.97%	14.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$659,950	$143,731	$490,056	$452,785	$120,272	$350,758
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.19%(6)	1.94%(6)	1.94%(6)	1.21%(9)	1.96%(9)	1.96%(9)
Net investment income	3.69%(6)	3.11%(6)	2.98%(6)	7.49%	6.53%	6.65%
Portfolio Turnover	46%(5)	46%(5)	46%(5)	247%	247%	247%

	Eaton Vance Tax-Managed Dividend Income Fund

	Year Ended				Period Ended(8)

	April 30, 2005			April 30, 2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of period	$ 10.640	$10.630	$ 10.630	$ 10.000	$10.000	$10.000
Income (loss) from operations
Net investment income(2)	$ 0.743	$ 0.648	$ 0.653	$ 0.500	$ 0.427	$ 0.432
Net realized and unrealized gain (loss)	0.989	0.986	0.991	0.437	0.446	0.441
Total income (loss) from operations	$ 1.732	$ 1.634	$ 1.644	$ 0.937	$ 0.873	$ 0.873
Less distributions
From net investment income	$ (0.552)	$ (0.474)	$ (0.474)	$ (0.297)	$ (0.243)	$ (0.243)
Total distributions	$ (0.552)	$ (0.474)	$ (0.474)	$ (0.297)	$ (0.243)	$ (0.243)
Net asset value - End of period	$ 11.820	$11.790	$ 11.800	$ 10.640	$10.630	$10.630
Total Return(3)	16.54%	15.57%	15.66%	9.44%(5)	8.79%(5)	8.79%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,759	$79,871	$185,303	$104,169	$40,731	$92,329
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.25%(9)	2.00%(9)	2.00%(9)	1.40%(6)(9)	2.15%(6)(9)	2.15%(6)(9)
Net investment income	6.46%	5.65%	5.69%	5.05%(6)	4.31%(6)	4.34%(6)
Portfolio Turnover	162%	162%	162%	117%(5)	117%(5)	117%(5)

(See footnotes on last page.)

40

^Financial Highlights (continued)

			Eaton Vance Tax-Managed Equity Asset Allocation Fund

				Year Ended October 31,

		2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 16.900	$16.210	$ 16.18	$ 14.040	$ 13.570	$ 13.550	$ 12.100	$ 11.800	$ 11.780
Income (loss) from operations
Net investment income (loss)(2)	$ 0.102	$ (0.004)	$ (0.004)	$ 0.146(10) $ 0.029(10)		$ 0.031(10)	$ 0.053	$ (0.042)	$ (0.043)
Net realized and unrealized gain (loss)	(6.018)	(5.775)	(5.761)	3.110	3.007	2.995	2.201	2.126	2.127
Total income (loss) from operations	$ (5.916)	$ (5.779)	$ (5.765)	$ 3.256	$ 3.036	$ 3.026	$ 2.254	$ 2.084	$ 2.084
Less distributions
From net investment income	$ (0.156)	$ (0.033)	$ (0.057)	$ —	$ —	$ —	$ —	$ —	$ —
From net realized gain	(0.828)	(0.828)	(0.828)	(0.396)	(0.396)	(0.396)	(0.314)	(0.314)	(0.314)
Total distributions	$ (0.984)	$ (0.861)	$ (0.885)	$ (0.396)	$ (0.396)	$ (0.396)	$ (0.314)	$ (0.314)	$ (0.314)
Net asset value - End of year	$ 10.000	$ 9.570	$ 9.530	$ 16.900	$ 16.210	$ 16.180	$ 14.040	$ 13.570	$ 13.550
Total Return(3)	(37.07)%	(37.56)%	(37.60)%	23.71%	22.89%	22.85%	18.96%	17.98%	18.01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$258,039	$78,618	$195,347	$374,979	$154,094	$309,869	$247,710	$139,586	$214,009
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.36%	2.11%	2.11%	1.35%	2.10%	2.10%	1.40%	2.15%	2.15%
Net investment income (loss)	0.72%	(0.03)%	(0.03)%	0.96%	0.20%	0.21%	0.41%	(0.33)%	(0.34)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1%	1%	1%	2%	2%	2%	1%	1%	1%
Portfolio Turnover of Tax-Managed International Equity Portfolio	34%	34%	34%	23%	23%	23%	25%	25%	25%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	40%	40%	40%	38%	38%	38%	55%	55%	55%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	283%	283%	283%	157%	157%	157%	181%	181%	181%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	93%	93%	93%	78%	78%	78%	99%	99%	99%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	103%	103%	103%	80%	80%	80%	49%	49%	49%
Portfolio Turnover of Tax-Managed Value Portfolio	84%	84%	84%	14%	14%	14%	26%	26%	26%

(See footnotes on last page.)

41

Financial Highlights (continued)

	Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 10.790	$ 10.600	$ 10.580	$ 9.930	$ 9.830	$ 9.810
Income (loss) from operations
Net investment income (loss)(2)	$ 0.018	$ (0.068)	$ (0.068)	$ 0.002	$ (0.076)	$ (0.076)
Net realized and unrealized ^gain (loss)	1.292	1.268	1.268	0.858	0.846	0.846
Total income (loss) from operations	$ 1.310	$ 1.200	$ 1.200	$ 0.860	$ 0.770	$ 0.770
Net asset value - End of year	$ 12.100	$ 11.800	$ 11.780	$ 10.790	$ 10.600	$ 10.580
Total Return(^3)	12.14%	11.32%	11.34%	8.66%(^12)	7.83%(^12)	7.85%(^12)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$169,704	$123,431	$158,138	$134,070	$109,471	$124,779
Ratios (As a percentage of average daily net assets):
^Expenses before custodian fee reduction(4)(^11)	1.43%(13)	2.18%(13)	2.18%(13)	1.46%(13)	2.21%(13)	2.21%(13)
Net investment income (loss)	0.15%	(0.59)%	(0.59)%	0.02%	(0.73)%	(0.73)%
Portfolio Turnover of Tax-Managed Growth Portfolio	1%	1%	1%	4%	4%	4%
Portfolio Turnover of Tax-Managed International Equity Portfolio	39%	39%	39%	62%	62%	62%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	53%	53%	53%	42%	42%	42%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	217%	217%	217%	239%	239%	239%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	223%	223%	223%	282%	282%	282%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	24%	24%	24%	12%	12%	12%
Portfolio Turnover of Tax-Managed Value Portfolio	40%	40%	40%	44%	44%	44%

(See footnotes on last page.)

42

Financial Highlights (continued)^

	Eaton Vance Tax-Managed International Equity Fund

	Year Ended October 31,

	2008				2007			2006

	Class A	Class B	Class C	Class I(1)	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$14.970	$14.200	$14.150	$11.490	$ 11.080	$10.510	$10.500	$ 8.670	$ 8.230	$ 8.220
Income (loss) from operations
Net investment income (loss)(2)	$ 0.205	$ 0.098	$ 0.105	$ 0.003	$ 0.266(15)	$ 0.132(15)	$ 0.156(15)	$ 0.082	$ 0.008	$ 0.009
Net realized and unrealized gain (loss)	(7.470)	(7.094)	(7.060)	(3.963)	3.731	3.573	3.536	2.403	2.281	2.287
Total income (loss) from operations	$ (7.265)	$ (6.996)	$ (6.955)	$ (3.960)	$ 3.997	$ 3.705	$ 3.692	$ 2.485	$ 2.289	$ 2.296
Less distributions
From net investment income	$ (0.176)	$ (0.065)	$ (0.096)	$ —	$ (0.107)	$ (0.015)	$ (0.042)	$ (0.075)	$ (0.009)	$ (0.016)
Total distributions	$ (0.176)	$ (0.065)	$ (0.096)	$ —	$ (0.107)	$ (0.015)	$ (0.042)	$ (0.075)	$ (0.009)	$ (0.016)
Redemption fees(2)	$ 0.001	$ 0.001	$ 0.001	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)
Net asset value - End of year	$ 7.530	$ 7.140	$ 7.100	$ 7.530	$ 14.970	$14.200	$14.150	$11.080	$10.510	$10.500
Total Return(3)	(49.06)%	(49.47)%	(49.46)%	(34.46)%(5)	36.35%	35.29%	35.27%	28.85%	27.83%	27.96%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$92,173	$ 9,717	$29,444	$ 101	$125,311	$31,892	$53,180	$59,486	$29,214	$28,225
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.54%	2.29%	2.29%	1.23%(6)	1.57%	2.32%	2.32%	1.67%	2.42%	2.42%
Net investment income (loss)	1.67%	0.82%	0.90%	0.25%(6)	2.12%	1.12%	1.32%	0.81%	0.08%	0.09%
Portfolio Turnover of the Portfolio	34%	34%	34%	34%	23%	23%	23%	25%	25%	25%

		Eaton Vance Tax-Managed International Equity Fund

			Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 7.080	$ 6.770	$ 6.760	$ 6.210	$ 5.980	$ 5.970
Income (loss) from operations
Net investment income (loss)(2)	$ 0.056	$ (0.004)	$ (0.004)	$ 0.026	$ (0.026)	$ (0.025)
Net realized and unrealized gain (loss)	1.534	1.464	1.464	0.844	0.816	0.815
Total income (loss) from operations	$ 1.590	$ 1.460	$ 1.460	$ 0.870	$ 0.790	$ 0.790
Redemption fees(2)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)	$ 0.000(14)
Net asset value - End of year	$ 8.670	$ 8.230	$ 8.220	$ 7.080	$ 6.770	$ 6.760
Total Return(3)	22.46%	21.56%	21.60%	14.01%	13.21%	13.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,634	$27,861	$18,647	$24,714	$27,546	$17,797
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.89%	2.64%	2.64%	2.08%	2.83%	2.83%
Net investment income (loss)	0.70%	(0.05)%	(0.06)%	0.38%	(0.40)%	(0.39)%
Portfolio Turnover of the Portfolio	39%	39%	39%	62%	62%	62%

(See footnotes on last page.)

43

Financial Highlights (continued)

				Eaton Vance Tax-Managed Mid-Cap Core Fund

				Year Ended October 31,

		^2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$15.400	$14.740	$14.740	$13.890	$13.420	$13.420	$12.360	$12.030	$12.030
Income (loss) from operations
Net investment loss(2)	$ (0.035)	$ (0.127)	$ (0.127)	$ (0.049)	$ (0.151)	$ (0.151)	$ (0.067)	$ (0.161)	$ (0.161)
Net realized and unrealized ^gain (loss)	(4.430)	(4.208)	(4.218)	2.299	2.211	2.211	1.663	1.617	1.617
Total income (loss) from operations	$ (4.465)	$ (4.335)	$ (4.345)	$ 2.250	$ 2.060	$ 2.060	$ 1.596	$ 1.456	$ 1.456
Less distributions
From net realized gain	$ (1.025)	$ (1.025)	$ (1.025)	$ (0.740)	$ (0.740)	$ (0.740)	$ (0.066)	$ (0.066)	$ (0.066)
Total distributions	$ (1.025)	$ (1.025)	$ (1.025)	$ (0.740)	$ (0.740)	$ (0.740)	$ (0.066)	$ (0.066)	$ (0.066)
Net asset value - End of year	$ 9.910	$ 9.380	$ 9.370	$15.400	$14.740	$14.740	$13.890	$13.420	$13.420
Total Return(^3)	(31.02)%	(31.56)%	(31.63)%	16.93%	16.07%	16.07%	12.96%	12.15%	12.15%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,196	$ 3,316	$ 5,273	$24,406	$ 5,950	$ 8,735	$17,718	$ 6,577	$ 7,051
Ratios (As a percentage of average daily net assets):
Expenses(^11)(^16)	1.60%	2.35%	2.35%	1.64%	2.39%	2.39%	1.70%	2.45%	2.45%
Net investment loss	(0.26)%	(1.01)%	(1.02)%	(0.34)%	(1.08)%	(1.08)%	(0.50)%	(1.25)%	(1.25)%
Portfolio Turnover of the Portfolio	40%	40%	40%	38%	38%	38%	55%	55%	55%
		Eaton Vance Tax-Managed Mid-Cap Core Fund

			Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$11.270	$11.050	$11.050	$10.670	$10.540	$10.540
Income (loss) from operations
Net investment loss (2)	$ (0.108)	$ (0.194)	$ (0.194)	$ (0.102)	$ (0.182)	$ (0.182)
Net realized and unrealized gain (loss)	1.198	1.174	1.174	0.702	0.692	0.692
Total income (loss) from operations	$ 1.090	$ 0.980	$ 0.980	$ 0.600	$ 0.510	$ 0.510
Net asset value - End of year	$12.360	$12.030	$12.030	$11.270	$11.050	$11.050
Total Return(^3)	9.67%	8.87%	8.87%	5.62%	4.84%	4.84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,761	$ 6,436	$ 6,027	$11,226	$ 5,741	$ 5,450
Ratios (As a percentage of average daily net assets):
Expenses(^11)(^16)	1.70%	2.45%	2.45%	1.70%	2.45%	2.45%
Net investment loss	(0.89)%	(1.64)%	(1.64)%	(0.93)%	(1.67)%	(1.68)%
Portfolio Turnover of the Portfolio	53%	53%	53%	42%	42%	42%

(See footnotes on last page.)

44

Financial Highlights (continued)^

				Eaton Vance Tax-Managed Multi-Cap Growth Fund

					Year Ended October 31,

	2008^				2007^^			2006^^

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

	^	^
Net asset value - Beginning of year	$17.990	$16.880	$16.910	$12.750	$12.070	$12.090	$10.850	$10.350	$10.370
Income (loss) from operations
Net investment income (loss)(2)	$ (0.010)	$ (0.111)	$ (0.109)	$ 0.217(17)	$ 0.120(17)	$ 0.111(17)	$ (0.019)	$ (0.096)	$ (0.100)
Net realized and unrealized gain (loss)	(6.853)	(6.375)	(6.379)	5.276	4.943	4.962	2.144	2.041	2.045
Total income (loss) from operations	$ (6.863)	$ (6.486)	$ (6.488)	$ 5.493	$ 5.063	$ 5.073	$ 2.125	$ 1.945	$ 1.945
Less distributions
From net ^investment income	^$(0.197)	^$(0.074)	^$(0.092)	^$ ^—^	^$ ^—^	^$ ^—^	^$ ^—^	^$ ^—^	^$ ^—^
^From net realized gain	$ (2.200)	$ (2.200)	$ (2.200)	$ (0.253)	$ (0.253)	$ (0.253)	$ (0.225)	$ (0.225)	$ (0.225)
^Total distributions	$ (2.397)	$ (2.274)	$ (2.292)	$ (0.253)	$^(0.^253)	$^(0.^253)	$^(0.^225)	$^(0.^225)	$^(0.^225)
							$^12.^750	$^12.^070	$^12.^090
^Net asset value - End of year	$ 8.730^	$ 8.120^	$ 8.130^	$17.990^	$^16.^880^	$^16.^910^	^	^	^
^Total Return(3)	(43.97)%	(44.36)%	(44.33)%	43.76%	42.64%	42.65%	19.84%	19.04%	19.01%
^Ratios/Supplemental Data	^	^	^	^ ^	^ ^	^ ^	^ ^	^ ^	^ ^
^Net assets, end of year (000’s omitted)	$56,537	$10,119	$18,483	$49,517	$20,815	$28,537	$25,559	$17,797	$18,224
^Ratios (As a percentage of average daily net assets):	^	^	^	^^	^^	^^	^^	^^	^^
Expenses ^before custodian fee reduction(4)(^18)	1.38%	2.13%	2.13%	1.43%	2.19%	2.18%	1.49%	2.24%	2.24%
Net investment income (loss)	(0.07)%	(0.84)%	(0.83)%	1.45%(17)	0.86%(17)	0.79%(17)	(0.16)%	(0.85)%	(0.89)%
Portfolio Turnover of the Portfolio	283%	283%	283%	157%	157%	157%	181%	181%	181%

		Eaton Vance Tax-Managed Multi-Cap Growth Fund

			Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$10.060	$9.680	$9.700	$9.690	$9.390	$9.410
Income (loss) from operations
Net investment income (loss)(2)	$(0.072)	$(0.146)	$(0.146)	$(0.083)	$(0.153)	$(0.151)
Net realized and unrealized gain (loss)	0.862	0.816	0.816	0.453	0.443	0.441
Total income (loss) from operations	$0.790	$0.670	$0.670	$0.370	$0.290	$0.290
Net asset value - End of year	$10.850	$10.350	$10.370	$10.060	$9.680	$9.700
Total Return(3)	7.85%	6.92%	6.91%	3.82%	3.09%	3.08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,998	$18,653	$17,058	$23,462	$20,928	$18,373
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(18)	1.55%	2.30%	2.30%	1.52%	2.27%	2.27%
Net investment income (loss)	(0.67)%	(1.42)%	(1.42)%	(0.84)%	(1.60)%	(1.57)%
Portfolio Turnover of the Portfolio	217%	217%	217%	239%	239%	239%

(See footnotes on last page.)

45

Financial Highlights (continued)^

				Eaton Vance Tax-Managed Small-Cap Fund

	Year Ended October 31,

		2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$16.140	$14.950	$14.900	$12.520	$11.690	$11.650	$10.300	$ 9.680	$ 9.650
Income (loss) from operations
Net investment loss(2)	$ (0.120)	$ (0.216)	$ (0.215)	$ (0.117)	$ (0.205)	$ (0.206)	$ (0.073)	$ (0.152)	$ (0.150)
Net realized and unrealized gain (loss)	(5.480)	(5.034)	(5.025)	3.737	3.465	3.456	2.293	2.162	2.150
Total income (loss) from operations	$ (5.600)	$ (5.250)	$ (5.240)	$ 3.620	$ 3.260	$ 3.250	$ 2.220	$ 2.010	$ 2.000
Net asset value - End of year	$10.540	$ 9.700	$ 9.660	$16.140	$14.950	$14.900	$12.520	$11.690	$11.650
Total Return(3)	(34.70)%	(35.12)%	(35.17)%	28.91%	27.89%	27.90%	21.55%	20.76%	20.72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,868	$12,352	$23,037	$65,185	$36,554	$31,471	$46,895	$43,053	$26,681
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.27%	2.02%	2.02%	1.34%	2.09%	2.09%	1.41%(19)	2.16%(19)	2.16%(19)
Net investment loss	(0.80)%	(1.55)%	(1.55)%	(0.82)%	(1.56)%	(1.57)%	(0.63)%	(1.40)%	(1.38)%
Portfolio Turnover of the Portfolio	93%	93%	93%	78%	78%	78%	99%	99%	99%

		Eaton Vance Tax-Managed Small-Cap Fund

			Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$9.470	$8.980	$8.940	$9.630	$9.190	$9.160
Income (loss) from operations
Net investment loss(2)	$(0.105)	$(0.170)	$(0.170)	$(0.107)	$(0.170)	$(0.170)
Net realized and unrealized gain (loss)	0.935	0.870	0.880	(0.053)	(0.040)	(0.050)
Total income (loss) from operations	$0.830	$0.700	$0.710	$(0.160)	$(0.210)	$(0.220)
Net asset value - End of year	$10.300	$9.680	$9.650	$9.470	$8.980	$8.940
Total Return(3)	8.76%	7.80%	7.94%	(1.66)%(12)	(2.28)%(12)	(2.40)%(12)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,855	$47,222	$18,341	$30,172	$62,553	$25,282
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.44%(19)	2.19%(19)	2.19%(19)	1.37%	2.12%	2.12%
Net investment loss	(1.04)%	(1.79)%	(1.79)%	(1.12)%	(1.87)%	(1.87)%
Portfolio Turnover of the Portfolio	223%	223%	223%	282%	282%	282%

(See footnotes on last page.)

46

^Financial Highlights (continued)^

				Eaton Vance Tax-Managed Small-Cap Value Fund

				Year Ended October 31,

		2008			2007			2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$16.050	$15.330	$15.350	$15.400	$14.870	$14.880	$14.640	$14.260	$14.270
Income (loss) from operations
Net investment loss(2)	$ (0.003)	$ (0.102)	$ (0.100)	$ (0.058)	$ (0.168)	$ (0.169)	$ (0.066)	$ (0.174)	$ (0.174)
Net realized and unrealized gain (loss)	(3.146)	(2.977)	(2.989)	1.857	1.777	1.788	1.644	1.602	1.602
Total income (loss) from operations	$ (3.149)	$ (3.079)	$ (3.089)	$ 1.799	$ 1.609	$ 1.619	$ 1.578	$ 1.428	$ 1.428
Less distributions
From net realized gain	$ (1.501)	$ (1.501)	$ (1.501)	$ (1.149)	$ (1.149)	$ (1.149)	$ (0.818)	$ (0.818)	$ (0.818)
Total distributions	$ (1.501)	$ (1.501)	$ (1.501)	$ (1.149)	$ (1.149)	$ (1.149)	$ (0.818)	$ (0.818)	$ (0.818)
Net asset value - End of year	$11.400	$10.750	$10.760	$16.050	$15.330	$15.350	$15.400	$14.870	$14.880
Total Return(3)	(21.61)%	(22.15)%	(22.19)%	12.30%	11.41%	11.47%	11.24%	10.45%	10.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$17,628	$ 3,538	$ 5,336	$18,978	$ 6,412	$ 7,145	$15,695	$ 7,033	$ 7,805
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)(20)	1.65%	2.40%	2.40%	1.69%	2.44%	2.44%	1.75%	2.50%	2.50%
Net investment loss	(0.02)%	(0.79)%	(0.78)%	(0.37)%	(1.12)%	(1.12)%	(0.44)%	(1.20)%	(1.19)%
Portfolio Turnover of the Portfolio	103%	103%	103%	80%	80%	80%	49%	49%	49%

		Eaton Vance Tax-Managed Small-Cap Value Fund

			Year Ended October 31,

	2005				2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$13.010	$12.770	$12.780	$11.420	$11.290	$11.290
Income (loss) from operations
Net investment loss(2)	$ (0.087)	$ (0.189)	$ (0.189)	$ (0.082)	$ (0.171)	$ (0.171)
Net realized and unrealized gain (loss)	1.717	1.679	1.679	1.672	1.651	1.661
Total income (loss) from operations	$ 1.630	$ 1.490	$ 1.490	$ 1.590	$ 1.480	$ 1.490
Net asset value - End of year	$14.640	$14.260	$14.270	$13.010	$12.770	$12.780
Total Return(3)	12.53%	11.67%	11.66%	13.92%	13.11%	13.20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,303	$ 7,802	$ 6,968	$10,772	$ 7,784	$ 5,179
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)(20)	1.75%	2.50%	2.50%	1.75%	2.50%	2.50%
Net investment loss	(0.61)%	(1.36)%	(1.36)%	(0.67)%	(1.41)%	(1.42)%
Portfolio Turnover of the Portfolio	24%	24%	24%	12%	12%	12%

(See footnotes on last page.)

47

Financial Highlights (continued)^

				Eaton Vance Tax-Managed Value Fund

					Year Ended October 31,

		2008(2)				2007			2006

	Class A	Class B	Class C	Class I(1)	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 21.750	$ 20.420	$ 20.960	$ 20.970	$ 18.770	$ 17.630	$ 18.100	$ 15.920	$ 14.970	$ 15.370
Income (loss) from operations
Net investment income	$ 0.229	$ 0.091	$ 0.087	$ 0.224	$ 0.202	$ 0.068	$ 0.062	$ 0.189	$ 0.073	$ 0.071
Net realized and unrealized gain (loss) ^	(7.386)	(6.958)	(7.143)	(6.551)	2.955	2.761	2.847	2.805	2.618	2.694
Total income (loss) from operations	$ (7.157)	$ (6.867)	$ (7.056)	$ (6.327)	$ 3.157	$ 2.829	$ 2.909	$ 2.994	$ 2.691	$ 2.765
Less distributions
From net investment income	$ (0.193)	$ (0.023)	$ (0.034)	$ (0.233)	$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)
Total distributions	$ (0.193)	$ (0.023)	$ (0.034)	$ (0.233)	$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)
Net asset value - End of year	$ 14.400	$ 13.530	$ 13.870	$ 14.410	$ 21.750	$ 20.420	$ 20.960	$ 18.770	$ 17.630	$ 18.100
			$ 0.000
^Contingent deferred sales charges(^2)	$ —^	$ —^	^(14)	$ —^	$ ^—^	$^—^	$ ^—^	$ ^—^	$ ^—^	$ ^—^
Total Return(3)	(33.19)%	(33.67)%	(33.72)%	(30.53)%(5)	16.93%	16.07%	16.10%	18.92%	18.00%	18.02%

^Ratios/Supplemental Data	^	^	^			^ ^	^ ^	^ ^	^ ^	^ ^
^Net assets, end of year (000’s omitted)	$710,258	$122,001	$218,320	$174,464	$737,940	$248,127	$348,265	$529,073	$250,030	$297,473
^Ratios (As a percentage of average daily net
assets):	^	^	^	^	^^	^^	^^	^^	^^	^^
Expenses ^before custodian fee reduction(4)(11)	1.16%	1.89%	1.91%	0.91%(6)	1.16%	1.91%	1.91%	1.18%(21)	1.93%(21)	1.93%(21)
Net investment income	1.20%	0.50%	0.47%	1.36%(6)	1.06%	0.33%	0.32%	1.16%	0.44%	0.43%
Portfolio Turnover of the Portfolio	84%	84%	84%	84%(22)	14%	14%	14%	26%	26%	26%

	Eaton Vance Tax-Managed Value Fund

			Year Ended October 31,

		2005			2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ 13.950	$ 13.130	$ 13.470	$ 12.460	$ 11.740	$ 12.050
Income (loss) from operations
Net investment income	$ 0.122	$ 0.018	$ 0.018	$ 0.135	$ 0.035	$ 0.038
Net realized and unrealized gain (loss)	1.984	1.862	1.915	1.471	1.384	1.412
Total income (loss) from operations	$ 2.106	$ 1.880	$ 1.933	$ 1.606	$ 1.419	$ 1.450
Less distributions
From net investment income	$ (0.136)	$ (0.040)	$ (0.033)	$ (0.116)	$ (0.029)	$ (0.030)
Total distributions	$ (0.136)	$ (0.040)	$ (0.033)	$ (0.116)	$ (0.029)	$ (0.030)
Net asset value - End of year	$ 15.920	$ 14.970	$ 15.370	$ 13.950	$ 13.130	$ 13.470
Total Return(3)	15.17%	14.34%	14.37%	12.96%	12.10%	12.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$363,527	$239,392	$246,593	$269,908	$227,778	$216,066
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(11)	1.21%(21)	1.96%(21)	1.96%(21)	1.22%	1.97%	1.97%
Net investment income	0.86%	0.13%	0.12%	1.03%	0.29%	0.29%
Portfolio Turnover of the Portfolio	40%	40%	40%	44%	44%	44%

(See footnotes on last page.)

48

^

(1) For Tax-Managed Dividend Income Fund, Class I, for the period from the start of business, August 27, 2007, to October 31, 2007, for Tax-Managed International Equity Fund, Class I, for the period from the start of business, September 2, 2008, to October 31, 2008, and for Tax-Managed Value Fund, Class I, for the period from the start of business, November 30, 2007, to October 31, 2008.

(2) Net investment income (loss) (and redemption fees, if applicable) and contingent deferred sales charges per share ^were computed using average shares outstanding.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested^.

^

(4) Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5) ^Not annualized.

^

(^6) ^Annualized.

(^7) For Tax-Managed Dividend Income Fund, for the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(8) For Tax-Managed Dividend Income Fund, Classes A, B and C, for the period from the start of business, May 30, 2003, to April 30, 2004.

(9) The investment adviser waived a portion of its ^investment adviser fee and/or the administrator subsidized certain operating expenses for each class (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the ^years ended April 30, ^2006 and 2005 and the period ended April 30, 2004, respectively).

(10) Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029, $0.028 and $0.028 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%, 0.01% and 0.02% for Class A, Class B and Class C shares, respectively.

(11) Includes the Fund’s share of the Portfolio’s (Portfolios’) allocated expenses.

(12) The effect of the net increase from payments by affiliate and net gains (losses), through the Fund’s investment in Tax-Managed Small-Cap Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio’s investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(^13) The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses for each class (equal to ^0.01% for the years ended October 31, 2005 and 2004^).

(14) Amount represents less than $0.0005 per share.

(15) Net investment income per share reflects a dividend resulting from a corporate action allocated from the Tax-Managed International Equity Portfolio which amounted to $0.132, $0.097 and $0.119 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%, 0.29% and 0.31% for Class A, Class B and Class C shares, respectively.

(^16) The investment adviser waived a portion of its investment ^adviser fee and the administrator subsidized certain operating expenses for each class (equal to 0.06%, 0.07%, 0.07%, 0.16% and 0.22% of average daily net assets for ^the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(17) Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.265, $0.263 and $0.260 per share for Class A, Class B and Class C shares, respectively. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.31)%, (1.02)% and (1.05)% for Class A, Class B and Class C shares, respectively.

 (^18) Includes the Fund’s share of the Portfolio’s allocated expenses. The Portfolio’s adviser voluntarily waived a portion of its investment ^adviser fee for each class (equal to 0.01% of average net assets for each of the years ended October 31, 2006 and 2004^).

(^19) The investment adviser waived a portion of its investment ^adviser fee for each class (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(^20) The administrator subsidized certain operating expenses of each class (equal to 0.32%, 0.32%, 0.26%, 0.28% and 0.35% of average daily net assets for the fiscal years ended October 31, 2008, 2007, 2006, 2005 ^and 2004, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(^21) The ^investment adviser waived a portion of ^its investment adviser fee (equal to less than 0.^005% ^of average daily net assets for the ^years ended October 31, ^2006 and 2005^). ^ ^

(22) For the Portfolio’s fiscal year ended October 31, 2008.

49

More Information

^

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc.	Effective March 22, 2009:
The Eaton Vance Building	Eaton Vance Distributors, Inc.
255 State Street	Two International Place
Boston, MA 02109	Boston, MA 02110
1-800-262-1122	1-800-262-1122
website: www.eatonvance.com	website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: Youcan obtain moreinformation from Eaton Vance Shareholder Services or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

The Fund’s Investment Company Act No. is 811-04015.	TMCOMBP
1243-3/09	© 2009 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

^ Eaton Vance Cash Management Fund Eaton Vance Money Market Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and Cash Management
Portfolio. Each Fund and the Portfolio is a diversified, open-end management investment company. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	^2	Purchasing and Redeeming Shares	^16
Investment Restrictions	^4	Distribution Plan	^17
Management and Organization	^6	Calculation of Yield Quotations	^18
Investment Advisory and Administrative Services	12	Taxes	19
Other Service Providers	^15	Portfolio Securities Transactions	^22
Calculation of Net Asset Value	15	Financial Statements	^24

Appendix A: Fund Specific Information	^25
Appendix B: Ratings	^26
Appendix C: Eaton Vance Funds Proxy Voting Policy and ^Procedures	^35
Appendix D: Adviser Proxy Voting Policies and Procedures	^37

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omis-
sion in this SAI regarding another Fund because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated ^March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Money Market Instruments. The Portfolio will invest only in those U.S. dollar denominated money market securities and corporate obligations determined by the Trustees of the Portfolio to present minimal credit risks and which are at the time of acquisition rated by the requisite number of nationally recognized statistical rating organizations in one of the two highest applicable rating categories or, in the case of an instrument not so rated, of comparable quality as determined by the Trustees. At such time or times as the Trustees deem appropriate and in the best interests of the Portfolio, assets of the Portfolio may be invested in certificates of deposit of federally insured banks and/or U.S. Government and agency obligations. The Portfolio intends to limit its investments to money market instruments maturing in 397 calendar days or less and to maintain a dollar-weighted average maturity of not more than 90 days. In addition, Rule 2a-7 promulgated under the 1940 Act provides that the Portfolio (so long as it uses the amortized cost method of valuing its securities or holds itself out to investors as a money market fund) may not acquire a Second Tier Security (as defined in the Rule) if, immediately after such acquisition: (a) more than 5% of its total assets (taken at amortized cost) would be invested in securities which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities; or (b) more than the greater of 1% of its total assets (taken at amortized cost) or $1,000,000 would be invested in securities issued by a single issuer which, when acquired by the Portfolio (either initially or upon any subsequent rollover) were Second Tier Securities.

The Portfolio may invest in U.S. Government money market obligations, which are debt securities issued or guaranteed by the U.S. Treasury, including bills, certificates of indebtedness, notes and bonds, or by an agency or instrumentality of the U.S. Government established under the authority of an act of Congress. Not all U.S. Government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Tennessee Valley Authority are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than “full faith and credit” government obligations.

Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR and Eaton Vance judge such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads^

Obligations of U.S. and Foreign Banks. Investments by the Portfolio may be made in U.S. dollar-denominated time deposits, certificates of deposit and bankers’ acceptances of U.S. banks and their branches located outside of the U.S., of U.S. branches of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other domestic or foreign issuers, including domestic and foreign corporations or other business organizations, foreign governments and foreign government agencies or instrumentalities, and domestic and foreign financial institutions, including but not limited to savings and loan institutions, insurance companies, mortgage bankers and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of

2

the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks.

The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

The obligations of foreign issuers also involve certain additional risks, including the risks of adverse political, social and economic developments, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, exchange controls, and the adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.

In connection with its investments in bank obligations and instruments secured thereby, the Portfolio will invest in certificates of deposit and bankers’ acceptances if they are obligations of a domestic bank or a savings and loan association having total assets of $1 billion or more.

Repurchase Agreements. ^The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the ^counterparty to a repurchase agreement, ^recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities ^may have decreased, ^a loss could ^result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The ^terms of a repurchase ^agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio’s yield.

Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans only will be made to firms that have been approved by the investment adviser. The investment adviser or securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s)

3

requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

When-Issued Securities. Some securities may be purchased on a "when-issued" basis. If so, the Portfolio generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of some securities purchased on a when-issued basis, the Portfolio will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when-issued securities on the delivery date may be less than their cost, effecting an immediate loss. Thus, the purchase of securities on a when-issued basis may be considered an aggressive investment practice involving some risk. When the Portfolio commits to purchase a security on a when-issued basis, the Portfolio will always have cash or liquid securities sufficient to cover its commitments. The Portfolio has no specific limit on the amount of securities which may be purchased on a when-issued basis.

Other Investment Policies. Although the Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, it may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. The Portfolio may also sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions of Fund shares. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, the Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Diversified Status. Each Fund and the Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that cannot be changed without the approval of a majority of its outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders. Accordingly, the Portfolio may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at current market value in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except securities of other investment companies;

(2)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

4

(4)	Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

(5)	Purchase any security if, as a result of such purchase, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry; provided that there is no limitation with respect to (a) investments by the Portfolio in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions or (b) obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and provided further that banking and thrift institutions and their holding companies as a group, finance companies as a group and utility companies as a group will not be considered single industries;

(6)	Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities; or

(7)	Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities.

Each Fund has adopted the same fundamental investment restrictions, except that the 5% restriction in Restriction (1) does not apply to or limit the Money Market Fund's investment in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions. A Fund's investment restrictions cannot be changed without the approval of the holders of a majority of its outstanding voting securities.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus. For purposes of Restriction (5) above, "more than 25%" means "25% or more" of total assets.

Notwithstanding the investment policies and restrictions of the Funds, each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions.

The Funds and the Portfolio each have adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio by the Trustees of the Portfolio without approval of the relevant Funds and its other investors. Each Fund or the Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 10% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

5

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and Two International Place, Boston, Massachusetts ^02110, thereafter. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	President since	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust	2002 and Trustee	President of EV, Chief Executive Officer and President of Eaton Vance
		since 2007	and BMR, and Director of EVD. Trustee and/or officer of ^173 registered investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolio.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

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Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Board since 2007
and Trustee since
2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	^	Term of Office and
Name and Date of Birth	^^Trust/Portfolio Positions(s)	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust^	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust^	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust^	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^ Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR.	Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR.	Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.
^

DUKE E. LAFLAMME	Vice President	Since 2008	Vice President of Eaton Vance and BMR.	Officer of 18 registered investment companies managed
7/8/69			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Of the Portfolio since 2002; of the Vice President of Eaton Vance and BMR.		Officer of 50 registered investment companies managed
4/8/62		Trust since 2006	by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.

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JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of the Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		Portfolio since 2008	managed by Eaton Vance or BMR.

^

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
5/24/60		Legal Officer since 2008	by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

^

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni, and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee the Funds and the Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Funds and the Portfolio’s

8

financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Funds and the Portfolio’s compliance with legal and regulatory requirements that relate to the Funds and the Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the ^Contract Review Committee. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Funds and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Funds, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the ^Board of Trustees. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolio and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and the Portfolio’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolio; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened three times.

Mr. Pearlman (Chair), and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolio; (ii) serve as a liaison between the Board of Trustees and the Funds’ and the Portfolio’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened two times.

9

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of ^December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.

Aggregate Dollar Range of Equity
Securities Owned in All Registered Funds
	Cash Management	Money Market	overseen by Trustee in the Eaton Vance
Name of Trustee	Fund	Fund	Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	None	over $100,000
Allen R. Freedman	None	None	over $100,000
William H. Park	None	None	over $100,000*
Ronald A. Pearlman	None	None	over $100,000
	^	^
^Helen Frame Peters	None	None	^None
^
Heidi L. Steiger	None	None	None
Lynn A. Stout	None	None	over $100,000*
Ralph F. Verni	None	None	over $100,000*

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of ^December 31, 2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended ^December 31, 2007 and ^December 31, 2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended ^December 31, 2007 and ^December 31, 2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Portfolio’s assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ended ^October 31, 2008, the Trustees of

10

the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended ^December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni
Mutual Funds Trust(2)	^$15,798	^$15,545	^$15,541	^$15,798	$n/a	^$16,040	^$16,706	^$20,891
Cash Management
Portfolio	^3,851	^3,635	^3,732	^3,851	n/a	^3,754	^4,114	^6,107
Trust and Fund Complex	^$212,500	^$204,167	^$209,167(3)	^$212,500	$204,167	^$204,167	^$224,167(4)	^$319,167(5)

(1) As of March 1, 2009, the Eaton Vance fund complex consists of 173 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for the full 2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, 2008. For the fiscal year ended October 31, 2008, Mr. Reamer received Trustees fees of $14,535 from the Trust and $2,540 from the Portfolio. For the calendar year ended December 31, 2008, Mr. Reamer received $166,667 from the Trust and Fund Complex.

(2) The Trust consisted of 29 Funds as of ^October 31, 2008.

(3^) Includes $80,000 of deferred compensation^.

(4) Includes $45,000 of deferred compensation. (5) Includes $157,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders are entitled to share pro rata in the net assets available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

11

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolio adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Funds’ and the Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix C and Appendix D, respectively. Information on how the the Portfolio and each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http:// www.sec.gov.

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INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the prospectus. As at ^October 31, 2008, the Portfolio had net assets of $^2,^306,^976,^482. For the fiscal year ended October 31, 2008, the period ended October 31, 2007 and the fiscal years ended December 31, ^2006 and ^2005, advisory fees were $11,223,304, $8,714,325, $1,360,^454 and $753,^363, ^respectively.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. ^Puhy, ^Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. ^Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Funds and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Funds or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Cash Management Portfolio is ^Duke E. ^Laflamme. ^Mr. ^Laflamme manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of ^the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of

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accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Cash Management Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
^Duke E. ^Laflamme
Registered Investment Companies	5	$^848.^6	0	$0
Other Pooled Investment Vehicles	2	$^381.^5	0	$0
Other Accounts	^8	$^175.4	0	$0

^ *In millions of dollars.

The following table shows the dollar range of shares beneficially owned of the Fund by the portfolio manager as of the Fund’s most recent fiscal year ended October 31, ^2008 and in all Eaton Vance Funds as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Cash Management Fund
^Duke E. ^Laflamme	^None	$500,001 - $1,000,000
Money Market Fund
^Duke E. ^Laflamme	None	$500,001 - $1,000,000

It is possible that conflicts of interest may arise in connection with the portfolio ^manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he ^advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that

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are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Cash Management and Money Market Funds, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer ^a Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of ^a Fund.

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Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

Cash Management Fund	Money Market Fund
$^6,^254	$^5,^389

Expenses. ^A Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, ^a Fund is responsible for its pro rata share of those expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and Two International Place, Boston, MA 02110, thereafter, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Fund shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolio.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Funds and the Portfolio. State Street has custody of all cash and securities representing Cash Management and Money Market Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and ^a Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of ^a Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between a Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Portfolio and the Funds, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund and the Portfolio is computed by IBT (as agent and custodian for the Funds and the Portfolio) in the manner described in the prospectus. The Funds and the Portfolio will be closed for business and will not price their respective shares on the following business ^holidays and any other business day that the New York Stock Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by the Portfolio at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act and certain procedures established by the Trustees of the Trust and the Portfolio thereunder.

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The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

The procedures of the Funds and the Portfolio are designed to facilitate, to the extent reasonably possible, the maintenance of each Fund’s price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held prior to maturity (to realize capital gains or losses); the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

PURCHASING AND REDEEMING SHARES

Checkwriting. Shareholders of ^the Funds with uncertificated shares may redeem shares by check. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Mellon Trust of New England ("Mellon") for payment. If the amount of the check is greater than the value of the shares held in the shareholder’s account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra banking charges. The shareholder will be required to execute signature cards and will be subject to Mellon’s rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by a Fund or Mellon.

Additional Information About Purchases. In connection with employee benefit or other continuous group purchase plans, the Cash Management and Money Market Funds may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

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Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

DISTRIBUTION PLAN

The Money Market Fund has a Distribution Plan (the “Plan“) designed to meet the requirements of Rule 12b-1 under the 1940 Act and a rule of the FINRA. The purpose of the Plan is to compensate the principal underwriter for its distribution services and facilities provided to the Fund. On each sale of shares (excluding reinvestment of distributions) a Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". The Fund pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commision (except on exchange transactions and reinvestments) of 4% of the purchase price of Fund shares.

The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred by such organization in distributing Fund shares. Because payments to the principal underwriter under the Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix A.

The Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing monthly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.15% of the Fund’s average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. This fee is paid monthly in arrears based on the value of Fund shares sold by such persons. For the distribution and service fees paid, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plan was initially approved by the Trustees, including the Plan Trustees, on June 19, 1995. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the Plan or agreements related thereto.

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CALCULATION OF YIELD QUOTATIONS

From time to time, ^a Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, ^a Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1^.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end^.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service,

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  Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fundcredit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions,investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to performthe service for which they are being engaged. If required in order to perform their duties, this information will beprovided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimatebusiness purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, inconnection with a redemption in kind, the redeeming shareholder may be required to agree to keep theinformation about the securities to be so distributed confidential, except to the extent necessary to dispose of thesecurities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ended October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because the of the Cash Management and Money Market Funds invests its assets in the Portfolio, ^the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each such Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment

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income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the of the Cash Management and Money Market Funds (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Funds nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

We will send you information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to you during the prior year.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a fund is not deductible to the extent it is deemed related to the fund’s distributions of tax-exempt interest.

Redemptions and exchanges of a Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

For taxable years beginning on or before ^December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. A Fund does not expect a significant portion of distributions of investment income to be derived from qualified dividend income.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

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In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

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PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by an Adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. An Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Advisers place the portfolio security transactions of the Portfolio and of all other accounts managed by them for execution with many firms. Each Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation, the full range and quality of the executing firm’s services, including the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. In addition, the Adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the Adviser’s obligation to seek best overall execution for the Portfolio. The Adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Money market instruments are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and such instruments may also be acquired directly from the issuers. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case a brokerage commission will be incurred. Although spreads or commissions paid on portfolio security transactions will, in the judgement of the relevant Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and an Adviser’s other clients for providing brokerage and research services to the Adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the relevant Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research

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Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, each Adviser receives Research Services from many broker-dealer firms with which that Adviser places portfolio transactions and from third parties with which these broker-dealers have arrangements. The Funds and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Eaton Vance in connection with its investment responsibilities.

Research Services received by the investment adviser may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because an Adviser receives such Research Services. An Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Adviser has agreed to reduce the Portfolio’s advisory fee in connection with Third Party Research Services whose cost is borne by the Portfolio through commissions on portfolio transactions. Specifically, whenever the Portfolio executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Portfolio to each Adviser will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio. However, the Advisers generally do not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the Advisers.

The investment companies sponsored by Eaton Vance or BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by an Adviser or its affiliates. Whenever decisions are made to buy or sell securities for the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

During the fiscal year ended October 31, 2008, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters

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includes a disclosed fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the fiscal year ended October 31, 2008, the period ended ^October 31, 2007, and the fiscal years ended December 31, ^2006 and ^2005, ^the Portfolio paid no brokerage commissions on portfolio security transactions.

As of ^October 31, 2008, the Portfolio held securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Cash Management Portfolio	JP Morgan Chase	$19,892,667
	Citigroup	$24,998,087
	Goldman Sachs	$ 9,660,424
	Toyota	$20,000,000
	Abbey National	$28,453,619
	Bank of America	$30,993,003
	Merrill Lynch	$38,481,729
	BNP	$33,508,041
	Morgan Stanley	$28,091,871
	HSBC	$37,555,026
	Fortis	$23,000,000
	GE Capital	$20,801,229
	RBC	$24,399,625
	AMEX	$32,945,333
	Barclay	$17,000,000

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and the Portfolio, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

^

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the period ended October 31, ^2008, as previously filed electronically with the SEC:

Eaton Vance Cash Management Fund Eaton Vance Money Market Fund Cash Management Portfolio (Accession No. 0001104659-^08-^078835)

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APPENDIX A

Fund Specific Information

Administrator - Money Market Fund

As stated under “Investment Advisory and Administrative Services” in this SAI, the administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended October 31, 2008, the period ^from January 1, 2007 to October 31, 2007 and the fiscal years ended December 31, 2006 and ^2005, ^respectively, no expenses related to the operation of the Fund were allocated to the Administrator. ^

Distribution Plan - Money Market Fund

^

^For the fiscal ^year ended ^October 31, ^2008, the principal underwriter paid to investment dealers sales commissions of $^35,^561 on sales of shares of the Fund. During the same ^period, the Fund accrued sales commissions payable to the principle underwriter under the Plan aggregating $^792,^915. ^ At ^October 31, ^2008, the outstanding uncovered distribution charges of the principal underwriter calculated under the Plan amounted to approximately $^14,^564,^900 (which amount was equivalent to ^5.^2% ^of the Fund’s net assets on such ^day). For the ^year ended ^October 31, ^2008 the Fund made service fee payments under the Plan aggregating $^128,^210, ^of which $^127,^624 was paid to investment dealers and the balance of which was retained by the principal underwriter.

For the ^fiscal ^year ended ^October 31, ^2008, the principal underwriter received approximately ^$^0 from Cash Management ^Fund and $^385,900^, from Money Market Fund in CDSCs imposed on early redeeming shareholders. The Money Market Fund sales commissions and CDSC payments reduced uncovered distribution charges under the Plan.

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Cash Management Fund	Saturn & Co., a/c #2	Boston, MA	18.5%
	Eaton Vance Distributors Inc.	Boston, MA	9.3%
Money Market Fund	Citigroup Global Markets, Inc.	New York, NY	8.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of a Fund as of such date.

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APPENDIX B

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

^

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated

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corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS ^Short-Term ^Obligation Ratings

^

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk

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associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidty provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections neccesary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”) ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

^AAA: An obligation rated ^‘AAA’ has the highest rating assigned by ^S&P. The obligor’^s capacity to ^meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

^AA: An obligor rated ^‘AA’ has ^very strong capacity to ^meet its financial commitments. It differs from the ^highest-rated ^obligors only ^to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

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SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows^:

SP-1: ^Strong capacity to pay principal and interest. ^An issue determined to possess ^a very strong capacity to pay debt will be given a ^plus(+) designation^.

^

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

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FITCH RATINGS LONG-TERM CREDIT RATINGS Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions ar more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continutes to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

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Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

^Short-Term ^Credit Ratings

^

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

^F2: Good ^credit quality. ^A satisfactory ^capacity for timely ^payment of financial commitments, but the margin of safety is not as great as ^in the case of the higher ratings.

^

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX C

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

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proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX D

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

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The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

Eaton Vance Diversified Income Fund Eaton Vance Government Obligations Fund Eaton Vance High Income Opportunities Fund Eaton Vance Low Duration Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and the Portfolios. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	^37
Investment Restrictions		^17	Sales Charges	^38
Management and Organization		^21	Performance	^41
Investment Advisory and Administrative Services		^29	Taxes	^43
Other Service Providers		^35	Portfolio Securities Transactions	^46
Calculation of Net Asset Value		^36	Financial Statements	^49

Appendix A:	Class A Fees, Performance and Ownership	^50	Appendix E: ^Ratings	60
Appendix B:	Class B Fees, Performance and Ownership	^53	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^69
Appendix C:	Class C Fees, Performance and Ownership	55	Appendix G: Adviser Proxy Voting Policies and Procedures	^71
Appendix D:	Class R Fees, Performance and Ownership	58

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated ^March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

As stated in the prospectus, each Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate^. Low Duration Fund may invest directly in securities (including derivatives such as futures contracts). Unless the context indicates otherwise, the term “Portfolio” refers to each such investment ^company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or Fund, if applicable, that may engage in that investment practice or technique (as described in the prospectus).

STRATEGIES AND RISKS

The primary strategies of the Funds and the Portfolios are defined in the prospectus. The following is a description of the various investment practices of the Portfolios (both primary and secondary) and a summary of certain attendant risks. A Portfolio’s investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help the Portfolio achieve its investment objective, except that Investment Portfolio may engage in certain transactions to manage Low Duration Fund’s duration or certain Fund investment risks.

Duration. Under normal circumstances, the dollar-weighted average duration (the “duration“) of Low Duration Fund’s investment in its corresponding Portfolios will not exceed three years. The dollar-weighted average duration of Diversified Income Fund will be between 1.5 and 3.5 years. A Fund’s duration is the sum of the Fund’s allocable share of the duration of each of the Portfolios in which it invests. A Fund’s allocable share of a Portfolio’s duration is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio. In determining a Portfolio’s duration, the investment adviser will make certain assumptions concerning the anticipated prepayment of MBS. These same assumptions are also considered in determining the value of Portfolio assets, as described under “Calculation of Net Asset Value“. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Credit Quality. As described in the prospectus, initially and under normal market circumstances, Diversified Income Fund expects to maintain a dollar-weighted average portfolio credit quality of investment grade. In determining the average credit quality of the Fund, the investment adviser intends to consider the credits ratings of the securities owned by the Portfolios in which the Fund invests and use a methodology, based structurally on the S&P or Moody's rating system (or both) described in Appendix E to this SAI, which assumes a linear relationship in the credit quality ratings for ratings between C and AAA (Aaa). Securities with a rating below C will not be assigned any value in the calculation of average credit quality. For the purpose of determining the Fund's average credit quality, when a security is rated by more than one nationally recognized statistical rating agency, the adviser generally will use the highest rating available. Within this general guideline, the Fund may invest in individual securities of any credit quality. The Fund's holdings of lower rated securities and Senior Loans with lower credit ratings generally will be offset by MBS with very high credit ratings. A “barbell” portfolio of lower rated and higher rated securities may have risk characteristics that differ from fixed income securities with credit ratings equivalent to the portfolio average. Most notably, the Fund will contain a higher percentage of assets of lower quality that each individually involve a higher degree of credit risk and may be considered to be speculative in nature.

Under unusual market conditions, Diversified Income Fund may not maintain the foregoing duration or satisfy the stated credit quality.

Mortgage-Backed Securities. A Portfolio’s investments in mortgage-backed securities may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (“SMBS”), floating rate mortgage-backed securities listed under “Indexed Securities“ and certain classes of multiple class CMOs (as described below). Mortgage-backed securities differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.

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GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other mortgage-backed securities on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed “pass-through” security held by a Portfolio, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on the security owned by a Portfolio will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. A Portfolio, when the monthly payments (which may include unscheduled prepayments) on such a security are passed through to it, may be able to reinvest them only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, the mortgage-backed “pass-through" security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed “pass-through” securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased by a Portfolio at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If such a security has been purchased by a Portfolio at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

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The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Commercial Mortgage-Backed Securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage0backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations (“CMOs”). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage lenders which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." Currently, Government Obligations and Investment Portfolios’ investment adviser will consider privately issued CMOs or other mortgage-backed securities as possible investments for a Portfolio only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

Stripped Mortgage-Backed Securities (“SMBS”). A Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Portfolio’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of a Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

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Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate mortgage-backed securities. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not mortgage-backed securities, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Asset-Backed Securities. Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial MBS, automobile receivables or credit card receivables. Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default. Unscheduled delay in principal may result in a security outstanding for a longer period than inti ti ally expected.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the mortgage-backed securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), a Portfolio may not be able to easily sell auction rate securities it holds and the auction agent may lower the rate paid to holders of such securities. ^

Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade

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in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Structure of Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Each Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Each Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Each Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to^: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or

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affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/ or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior ^Loan, it may receive a facility fee and when it sells a Senior ^Loan, it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant ^that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental ^issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions ^that are parties to the Loan Agreement. Each Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the agent to fullfill its obligations may delay or adversely affect receipt of payment by a portfolio. Furthermore, unless under the terms of a Participation Agreement a Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives

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interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

Each Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

Each Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Each Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties^.

Each Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, each Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund interest (see the Prospectus for additional information).

Each Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. Each Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

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Junior Loans. ^Each Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Each Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, a Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Bridge Loans. Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Boston Income or High Income Opportunities Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and ^a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, a Boston Income or High Income Opportunities Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix E.

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High Income Opportunities Fund, through High Income Opportunities Portfolio, and Boston Income Portfolio, seek to achieve their investment objectives by investing primarily in high-yielding, high risk, fixed-income securities. A substantial portion of a Portfolio will generally consist of fixed-income securities and dividend stocks. However, a Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in non-dividend paying stocks and rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing the Portfolio’s investment in income producing securities. Bonds and preferred stocks will tend to be acquired for current income and reasonable stability of capital; convertible securities and common stocks will normally be acquired for their growth potential as well as their yield. The percentages of assets invested in fixed-income securities and the type of such securities held by the Portfolio will vary and may include a broad range of quality in rated and unrated debt securities, as described in the prospectus.

Each Portfolio may dispose of fixed-income securities on a short term (less than six months) basis in order to take advantage of differentials in bond prices and yields or of fluctuations in interest rates consistent with its investment objective. Other securities may also be disposed of earlier than originally anticipated because of changes in business trends or developments, or other circumstances believed to render them vulnerable to price decline or otherwise undesirable for continued holding.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments ^which, could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder rights, and ^may be less ^liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of

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currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of obligations of the Portfolio or the Fund, to mitigate default risk, to manage certain Fund investment risks, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets^.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

For Government Obligations Portfolio, a covered option may not be written on U.S. Government securities if after such transaction more than 25% of net assets, as measured by the aggregate value of the securities underlying all written covered

11

calls and puts, would be subject to such options. In addition, options on any U.S. Government security will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate premiums paid for all such options, would be so invested.

Credit Default Swaps. Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio may enter into credit default swap contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterpart to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligations. In return, the Portfolio would pay the counterpart a periodic stream of payments over the term of the contract provided that no event of default has occurred. Upon maturity of the contract, if no default occurs, the portfolio would have made the payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes. Boston Income Portfolio, Floating Rate Portfolio and High Income Opportunities Portfolio may also purchase credit linked notes. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference obligation”). In addition to the credit risk associated with the reference obligation and tenures rate risk, the buyer and seller of a credit linked note are subject to counterparty risk.

Boston Income, Floating Rate and High Income Opportunities Portfolios may engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposure to the high yield bond market. A Portfolio may enter into stock index futures and options only when the investment adviser believes there is a correlation between the composition of part of a Portfolio and the underlying index. Hedging transactions may not be effective because of imperfect correlation and other factors. These transactions also involve a risk of loss or depreciation due to counterpart risk, unexpected market, interest rate or security price movements, and tax and regulatory constraints.

Interest Rate and Total Return Swaps. Boston Income and High Income Opportunities Portfolios may enter into interest rate swaps. Government Obligations, Floating Rate and Investment Portfolios will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

Boston Income Portfolio and High Income Opportunities Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Leverage Through Borrowing. A Portfolio that engages in bank borrowings is required to maintain continuous asset coverage of not less than 300% with respect to such bank borrowings. This allows a Portfolio to borrow an amount (when taken together with any borrowings for temporary extraordinary or emergency purposes as described in the prospectus) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days in order to reduce a Portfolio’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

At October 31, ^2008, Government Obligations Portfolio and Investment Portfolio (each of which which may borrow for leverage) had outstanding loan balances of $^95,^000,000 and $0, respectively. The average daily loan balance for the fiscal year ended ^Octoer 31, ^2008 for the Government Obligations Portfolio was $^4,^972,^951 and the average interest rate for the year was ^2.^45%. ^Investment Portfolio did not have any significant borrowings during the year ended October 31, ^2008. Under its Credit Agreement, each Portfolio pays a quarterly fee of 0.07% on the unused loan commitment amount, as well as interest on advances under such Agreement.

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Lending Portfolio Securities. As described in the Prospectus, a Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the investment adviser to be at least investment grade at the time a loan is made. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand.

Government Obligations Portfolio and Investment Portfolio may also seek to earn income or enhance total return on securities loans by reinvesting cash collateral in any other securities consistent with its investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this Statement of Additional Information.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in Government Obligations Portfolio and Investment Portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and Statement of Additional Information.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Short Sales. Government Obligations Portfolio and Investment Portfolio may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which it sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. It is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold. Until the security is replaced a Portfolio is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which a Portfolio replaces the borrowed security. A Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

The Portfolios may also engage in short sales “against-the-box”. Such transactions occur when it sells a security short and it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender, causing a taxable gain to be recognized. Tax rules regarding constructive sales of appreciated financial positions may also require the recognition of gains prior to the closing out of short sales against the box and other risk-reduction transaction. No more than 25% of each Portfolio’s assets will be subject to short sales (including short sales against-the-box) at any one time.

Boston Income Portfolio and High Income Opportunities Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box), or it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired securities. These transactions may require the current recognition of taxable gain under certain tax rules applicable to constructive sales.

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Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns ^either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Exchange-Traded Funds. Boston Income Portfolio, High Income Opportunities Portfolio, Government Obligations Portfolio and Investment Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio. Moreover, the Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each Portfolio invests in ETFs, the Portfolio must bear these expenses in addition to the expenses of its own operation.

Pooled Investment Vehicles. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the Portfolio management fee.

Other Investment Companies. The Floating Rate Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The Floating Rate Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by Floating Rate Portfolio. The value of closed-end investment company securities,which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies. If Floating Rate Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the managment fee paid on such investment will be credited against Floating Rate Portfolio’s management fee.

Equity Investments. The Boston Income Portfolio and High Income Opportunities Portfolio each may ^invest in common stocks, preferred stocks, warrants and other equity securities when consistent with its objective or acquired as part of a fixed-income security. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights

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in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts (REITs). Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through the High Income Opportunities Portfolio, High Income Opportunities Fund will bear REIT expenses in addition to Portfolio expenses.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Each Portfolio ^may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio’s yield.

Warrants. Boston Income Portfolio and High Income Opportunities Portfolio each may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it

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may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

ReFlow Liquidity Program. Each ^Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate for Floating Rate Portfolio, Government Obligations Portfolio, Investment Grade Income Portfolio and Investment Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. ^Historical turnover rate(s) are included in the Financial Highlights table(s) in the prospectus.

Diversified Status. Each Fund and each Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from a Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

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INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund and Portfolio are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund.

The fundamental investment restrictions for Boston Income Portfolio are stated below. The Portfolio may not:

(1)	With respect to 75% of the total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act (the use of options and futures transactions and short sales may be deemed senior securities);

(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933 (restricted securities);

(5)	Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Portfolio’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(6)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(8)	Make loans to any person except by (i) the acquisition of debt securities and making portfolio investments, (ii) entering into repurchase agreements or (iii) lending portfolio securities.

With respect to restriction (5), Boston Income Portfolio will construe the phrase, “more than 25%” to be “25% or more”.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

The fundamental restrictions for Diversified Income Fund are stated below. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

17

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

The fundamental investment restrictions for Floating Rate Portfolio are stated below. The Portfolio may not:

(1)	^Purchase any security if, as a result of such purchase, 25% or more of the Portfolio’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(2^)	Borrow money or issue senior securities except as permitted by the 1940 Act;

^(3)	Purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Portfolio of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or

(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

The fundamental investment restrictions for Government Obligations Fund are stated below. The Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or invest more than 25% of its total assets in any single industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

18

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

(7)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities; or

(8)	Buy investment securities from or sell them to any of its officers or Trustees of the Trust, the investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms.

For purposes of Restriction (1) above, less than 25% of total assets will be concentrated in any one industry. For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification the issuer.

Government Obligations Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by Government Obligations Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.^

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

The fundamental restrictions of High Income Opportunities Fund are stated below. The Fund may not:

(1) With respect to 75% of total assets of the Fund, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Borrow money or issue senior securities except as permitted by the 1940 Act;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5) Purchase any security if such purchase, at the time thereof, would cause more than 25% of the Fund’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated separate industries for purposes of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

19

(7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(8) Make loans to any person except by a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

With respect to restriction (5), the Fund will construe the phrase “more than 25%” to be “25% or more”.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

High Income Opportunities Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by High Income Opportunities Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.^

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

The fundamental restrictions of Low Duration Fund are stated below. Accordingly, the Fund may not:

(1) Borrow money or issue senior securities except as permitted by the 1940 Act;

(2) Purchase any securities or evidences of interest therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3) Engage in the underwriting of securities;

(4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities ofcompanies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings).

In connection with Restriction (7) above, generally, for purposes of determination of industry classification, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In certain cases the investment adviser may assign an industry classification to the issuer.

Investment Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by Low Duration Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.^

20

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in other open-end management companies in the same group of investment companies as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

In addition, to the extent a registered open-end investment company acquires securities of a Portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such Portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and thereafter at Two International Place, Boston, Massachusetts ^02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, "BIP" refers to Boston Income Portfolio, “FRP” refers to Floating Rate Portfolio, “GOP” refers to Government Obligations Portfolio, "HIP" refers to High Income Opportunities Portfolio and “IP” refers to Investment Portfolio.

21

^

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
		the Trust since	and BMR, and Director of EVD. Trustee and/or officer of 173 registered
		2002	investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the of the Trust and each Portfolio.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
^					Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		Trust, GOP and HIP	and Professor of Law (2001-2006), University of California at Los
		- 1998; of BIP -	Angeles School of Law.
2001, of FRP -
2000 and IP -
2002

RALPH F. VERNI	Chairman of the	Chairman of Board	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	since 2007 and
Trustee since 2005

(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	^	Term of Office and
Name and Date of Birth	^^Trust/Portfolio Positions(s)	Length of Service		Principal Occupation(s) During Past Five Years

22

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust^	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust^	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^ Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

THOMAS P. HUGGINS	Vice President of BIP and HIP	Of BIP since 2001, of HIP since	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
3/7/66		2000	Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Of the Trust, GOP and IP	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

^
ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

SCOTT H. PAGE	President of FRP	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^11 registered investment companies managed
11/30/59			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.

CRAIG P. RUSS	Vice President of FRP	Since 2007	Vice President of Eaton Vance and BMR.	Officer of 10 registered investment companies managed
10/30/63			by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

23

SUSAN SCHIFF	Vice President of the Trust,	Of the Trust and IP since 2002; of	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61	GOP and IP	GOP since 1993^	by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust and	Vice President of the Trust since	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
	President of GOP and IP	2002 and President of GOP and IP	by Eaton Vance or BMR.
since 2002

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

MICHAEL W. WEILHEIMER	President of BIP and HIP	Of BIP since 2001; of HIP since	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed
2/11/61		2002	by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005; of BIP, FRP,	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		GOP and IP since 2008^	managed by Eaton Vance or BMR.

^
MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
5/24/60		Legal Officer since 2008	by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

^

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

^Messrs. Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s

24

purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman and Ms. Peters are currently members of the ^Contract Review Committee. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the ^Board of Trustees. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened three times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened twice.

25

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned in the Fund
	Benjamin C.	Thomas E.	Allen R.		Ronald A.	^Helen Frame
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	William H. Park(2)	Pearlman(2)	Peters(2)	Heidi L.Steiger(2)	Lynn A. Stout(2)	Ralph F. Verni(2)
Diversified
Income Fund	None	None	None	None	None	None	None	None	None
		^			^
Government		$10,001 -			$10,001 -
Obligations Fund	None	$50,000	^over $100,000	None	$50,000	None	None	None	None
High Income
Opportunities Fund	None	None	None	None	None	None	None	None	None
^
$50,001 -
Low Duration Fund	None	None	None	None	$100,000	None^	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned
in all Registered
Funds Overseen by
Trustee in the
Eaton Vance							^
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	^None	None	over $100,000(3) over $100,000(3)

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of ^the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of the Portfolios, and will not obligate ^the Portfolios to retain the services of any Trustee or obligate ^the Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor a Portfolio has a retirement plan for Trustees^.

26

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1) :

^
				Ronald A.	Helen Frame
Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Pearlman	Peters	Heidi L. Steiger	Lynn A. Stout	Ralph F. Verni
Trust(2)	$^15,798	$^15,545	$^ 15,541	$^15,798	n/a	$^16,040	$^16,706	$^20,891
Boston Income Portfolio	^3,493	^3,321	^3,392(3)	^3,493	n/a	^3,440	^3,748(4)	^5,497(5)
Floating Rate Portfolio	^5,356	^4,961	^5,165(3)	^5,356	n/a	^5,079	^5,656(4)	^8,677(5)
Government Obligations Portfolio	^2,109	^2,040	^2,072(3)	^2,109	n/a	^2,101	^2,262(4)	^3,241(5)
High Income Opportunities Portfolio	^2,176	^2,113	^2,136(3)	^2,176	n/a	^2,188	^2,347(4)	^3,331(5)
Investment Portfolio	^428	^419	^419(3)	^428	n/a	^430	^445(4)	^533(5)
Trust and Fund Complex	$^212,500	$^204,167	$^209,167(6)	$^212,500	$204,167	$^204,167	$^224,167(7)	$^319,167(8)

(1)	As of March 1, ^2008, the Eaton Vance fund complex consisted of ^173 registered investment companies or series thereof. ^Ms. ^Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, ^2008 based on amounts she would have received if she had been a Trustee for the full 2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, ^2008. For the fiscal year ended October 31, 2008, Mr. ^Reamer received Trustees fees of $^14,^535 from the Trust and ^$^2,^470 from Boston Income Portfolio, $2,836 from Floating Rate Portfolio, $1,757 from Government Obligations Portfolio, $1,872 from High Income Opportunities Portfolio and $370 from Investment Portfolio^. ^ For the calendar year ended December 31, ^2008, he received $^166,^667 from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of October 31, ^2008.
(3)	Includes deferred compensation of ^Boston Income ^- $^2,^265, FLoating Rate ^- $^2,^168, Government Obligations ^- $1,^190, High Income Opportunities ^- $1,193 and Investment - $^134.
(4)	Includes deferred compensation of Boston Income - $1,^296, FLoating Rate - $1,^242, ^Government Obligations ^- $677, ^High Income Opportunities ^- $682 and Investment - $^78.
(5)	Includes deferred compensation of ^Boston Income ^- $^4,^458, FLoating Rate ^- $^4,^269, Government Obligations ^- $2,^343, High Income Opportunities ^- $2,349 and Investment - $^263.
(6)	Includes $80,000 of deferred compensation.
(7)	Includes $45,000 of deferred compensation.
(8)	Includes $^157,^500 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers

27

against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on the following dates: March 15, 2001 -Boston Income Portfolio; June 19, 2000 - Floating Rate Portfolio; May 1, 1992 - Government Obligations and High Income Opportunities (formerly High Income) Portfolios; and June 18, 2002 - Investment Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of

28

investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix F and Appendix G, respectively. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The investment adviser manages the investments and affairs of Diversified Income Fund and Low Duration Fund and each Portfolio and provides related officer facilities and personnel subject to the supervision of the Portfolios’ and Trust’s Boards of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by a Portfolio, Diversified Income Fund or Low Duration Fund and what portion, if any, of the Portfolio’s or Diversified Income Fund or Low Duration Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolios or Funds who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

BMR serves as investment adviser to Boston Income, Floating Rate, Government Obligations, High Income Opportunities and Investment Portfolios. For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. Eaton Vance serves as investment adviser and administrator of Diversified Income and Low Duration Funds.

Eaton Vance does not receive a fee for serving as Diversified Income Fund’s investment adviser. However, the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. At October 31, ^2008, Diversified Income Fund had net assets of $^277,^300,^682. For the fiscal years ended October 31, 2008, 2007 and 2006, ^Eaton Vance was allocated $^2,381,966, $0 and $^0, respectively, of the Fund’s operating expenses.

Pursuant to its Investment Advisory and Administrative Agreement with Low Duration Fund, Eaton Vance is entitled to receive an annual fee in the amount of 0.15% of average daily net assets for providing investment advisory and administrative services to the Fund. However, effective March 15, 2004, Eaton Vance and the Fund entered into a Fee Reduction Agreement pursuant to which Eaton Vance agreed to reduce its annual advisory and administrative fee to 0%. Such contractual fee reduction cannot be terminated or modified without the express consent of the Board of Trustees and is intended to continue indefinitely.

At October 31, ^2008, Low Duration Fund had net assets of $^113,^020,^450. For the fiscal years ended October 31, 2008^, ^2007 and ^2006, ^investment advisory and administrative fees amounted to $^118,^167, $^57,^350 and $^72,^322, respectively, of which $^118,^167, $^57,^350 and $^73,^322, respectively, was waived by Eaton Vance pursuant to the waiver. Additionally, Eaton Vance has agreed to reimburse the Fund’s expenses to the extent that Total Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class B shares and 1.60% for Class C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense ^reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM ^was allocated $^119,^148 of the Fund’s operating expenses for the year ended October 31, ^2008.

Diversified Income, High Income Opportunities, Government Obligations and Low Duration Funds may invest in one or more of the following portfolios: Boston Income Portfolio, Floating Rate Portfolio, Government Obligations Portfolio, High Income Opportunities Portfolio and Investment Portfolio. The following tables set forth the net assets of each Portfolio as of the end of their most recent fiscal year, and the advisory fees earned by the investment adviser for the last three fiscal years (or periods) of each Portfolio. A description of the compensation that each Portfolio pays the investment adviser is also set forth below:

29

Boston Income Portfolio:

^Advisory Fee for Fiscal ^Years Ended
Net Assets at
October 31, ^2008	October 31, ^2008*	October 31, ^2007*	October 31, ^2006
$^1,^531,^339,^356	$11,^117,^931	$^11,^880,^863	$10,^834,^033

*For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee of Boston Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal ^years ended October 31, 2008 nad 2007, the investment advisory fee for Boston Income Portfolio totaled $11,663,477 and $12,490,^664, respectively, of which $545,546 and $609,^801, respectively, was allocated from Cash Management Portfolio and $11,117,931 and $11,880,^863, respectively, was paid or accrued directly by Boston Income Portfolio.

^

Prior to March 28, 2005, the Portfolio paid the investment adviser a monthly fee of 0.625% annually of the average daily assets of the Portfolio. Effective March 27, 2006 and March 28, 2005, BMR and the Trustees of the Portfolio agreed to contractual reductions of the Portfolio’s advisory fee (“Fee Reduction Agreements”). Pursuant to the Fee Reduction Agreements, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:

Average Daily Net Assets for the Month		Annual Fee Rate
Up to $1.5 billion		0.625%
$1.5 billion, but less than $2 billion		0.600%
$2 billion, but less than $5 billion		0.575%
$5 billion or more		0.555%

Floating Rate Portfolio:
		Advisory Fee for Fiscal Years Ended
Net Assets at October 31, ^2008	October 31, ^2008*	October 31, ^2007*	^October 31, ^2006
$^3,^056,^210,^348	$^23,^832,^329	$^36,^920,^634	$^35,^804,^388

*For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee of Floating Rate Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for Floating Rate Portfolio totaled $24,109,418 and $38,832,438, respectively, of which $277,089 and $1,911,^804, respectively, was allocated from Cash Management Portfolio and $23,832,329 and $36,920,^634, respectively, was paid or accrued directly by Floating Rate Portfolio.

Under Floating Rate Portfolio’s investment advisory agreement, the Portfolio pays the investment adviser a monthly advisory fee on average daily net assets. As of March 27, 2006, BMR and the Trustees of the Portfolio agreed to a reduction of the Portfolio’s advisory fee. Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:
Average Daily Net Assets for the Month	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion, but less than $2 billion	0.525%
$2 billion, but less than $5 billion	0.500%
$5 billion, but less than $10 billion	0.480%
$10 billion or more	0.460%

Government Obligations Portfolio:

Advisory Fee for Fiscal Year Ended
Net Assets at October 31, ^2008	October 31, ^2008*	October 31, ^2007*	October 31, ^2006
$^810,^627,^263	$5,^492,^431	$5,^080,^916	$^5,^690,^735

*For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee of Government Obligations Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for Government Obligations Portfolio totaled $5,558,448 and $5,111,127, respectively, of which $66,017 and $30,^211, respectively, was allocated from Cash Management Portfolio and $5,492,431 and $5,080,^916, respectively, was paid or accrued directly by Government Obligations Portfolio.

30

Under Government Obligations Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.75% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio’s Board of trustees and its shareholders and are intended to continue indefinitely.

High Income Opportunities Portfolio:

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio at ^October 31, 2008 and the advisory fees for the three fiscal years ended October 31, ^2008.

Advisory Fee for Fiscal Years Ended
Net Assets at October 31, ^2008	October 31, ^2008*	October 31, ^2007*	October 31, ^2006
$^480,^061,^081	$^4,^374,^158	$5,^588,^278	$^5,^856,^825

*For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee of High Income Opportunities Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for High Income Opportunities Portfolio totaled $4,388,188 and $5,631,^344, respectively, of which $14,030 and $43,^066, respectively, was allocated from Cash Management Portfolio and $4,374,158 and $5,588,^278, respectively, was paid or accrued directly by High Income Opportunities Portfolio^.

Investment Portfolio:

Advisory Fee for Fiscal ^Years ^Ended
^
Net Assets at ^October 31, 2008	October 31, 2008*	October 31, ^2007*	October 31, ^2006
$^116,^213,^987	$^399,^202	$^174,^214	$^200,^763

*For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee of Investment Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for Investment Portfolio totaled $441,771 and $185,055, respectively, of which $42,569 and $10,^841, respectively was allocated from Cash Management Portfolio and $399,202 and $174,^214, respectively, was paid or accrued directly by Investment Portfolio.

Under Investment Portfolio’s investment advisory agreement, the Portfolio pays the investment adviser a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio.

Each Investment Advisory and Administrative Agreement continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that Eaton Vance may render services to others. Each Agreement also provides that Eaton Vance shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. ^Puhy, ^Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding

31

Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. ^Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The co-portfolio managers, portfolio manager or investment team (each referred to as a “portfolio manager”) of Diversified Income Fund, Low Duration Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Funds or Portfolios. The following tables show, as of the Funds’ and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

High Income Opportunities Portfolio
(Mr. Huggins and Mr.
Weilheimer)
Diversified Income Fund	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
(Mr. Weilheimer)	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas P. Huggins
Registered Investment Companies	2	$^1,^801.^2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Michael W. Weilheimer
Registered Investment Companies(1)	^6	$^4,^542.^6**	0	$0
Other Pooled Investment Vehicles	^4	$ ^522.^1	0	$0
Other Accounts	^13	$ ^444.^3	0	$0

Diversified Income Fund
Government Obligations Portfolio
Investment Portfolio	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Low Duration Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Susan Schiff
Registered Investment Companies(1)	5	$^3,^875.6**	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

32

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Diversified Income Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Christine M. Johnston
Registered Investment Companies(1)	3	$^3,^083.^7	0	$0
Other Pooled Investment Vehicles	0	$^0	0	$0
Other Accounts	0	$^0	0	$0
Scott H. Page
Registered Investment Companies(1)	^10	$^9,^101.^3	0	$ 0
Other Pooled Investment Vehicles	^4	$^2,^343.6	^1	$^484.^0
Other Accounts	^5	$^4,^233.^8	0	$ 0
Craig P. Russ^
Registered Investment Companies(1)	^5	$^5,^135.^1	0	0
Other Pooled Investment Vehicles	^0	$ ^0	0	0
Other Accounts	0	$ 0	0	0
Mark S. Venezia
Registered Investment Companies(1)	^10	$4,^450.^8^**	0	$ 0
Other Pooled Investment Vehicles	^1	$ ^176.8	0	$ 0
Other Accounts	^1	$ 0.5	0	$ 0

^

*	^In millions of ^dollars.
**	^Certain of the Funds that ^Messrs. Weilheimer and Venezia ^and Ms. Schiff serve as portfolio manager may invest in underlying portfolios that ^they also ^serve as portfolio manager.

(1)Numbers provided include an investment company structured as a fund-of-funds which invests in funds in the Eaton Vance complex advised by other portfolio managers.

The following table shows the shares beneficially owned of the Funds as of each Fund’s most recent fiscal year ended^ October 31, 2008 and in all Eaton Vance Funds as of December 31,^ 2008. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Diversified Income Fund
Christine Johnston	None	$100,001 - $500,000
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	$500,001 - $1,000,000
Susan Schiff	None	$500,001 - $1,000,000
Mark S. Venezia	None	$500,001 - $1,000,000
Michael W. Weilheimer	None	over $1,000,000
Government Obligations Fund
Susan Schiff	None	$500,001 - $1,000,000
High Income Opportunities Fund
Thomas P. Huggins	None	$100,001 - $500,000
Michael W. Weilheimer	None	over $1,000,000
Low Duration Fund
Susan Schiff	None	$500,001 - $1,000,000

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It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Portfolio’s, Diversified Income Fund’s or Low Duration Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio, Diversified Income Fund or Low Duration Fund and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between the Portfolio, Diversified Income Fund, or Low Duration Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio, Diversified Income Fund or Low Duration Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Funds. For Low Duration Fund, the annual advisory

34

and administrative fee has been waived under a contractual fee reduction. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, ^2008, the transfer agent accrued for or paid the following to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

^High ^Income
Diversified Income	Government Obligations	Opportunities	Low Duration

$^14,^495	$^33,^417	$^31,^356	$2,^990

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B, Class C and Class R shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in a Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

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Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Fund or Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Foreign securities and currencies held by a Portfolio are valued in U.S. dollars, as calculated by IBT based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange, and a Portfolio may rely on an independent fair valuation service in adjusting such valuations. In adjusting the value of foreign securities, a Portfolio may rely on an independent fair valuation service. Investments held by a Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the discretion of the Trustees of the Portfolio considering relevant factors, data and other information, including, in the case of restricted securities, the market value of freely traded securities of the same class in the principal market on which such securities are normally traded.

Debt securities for which the over-the-counter market is the primary market are normally valued at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Seasoned MBS are valued through use of an independent matrix pricing system applied by the investment adviser which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Other MBS and debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges ^are generally valued at closing settlement prices. An exchange-traded ^option is valued on the valuation day at the last sale price from any exchange on which the option is listed. If no such sales are reported, such portion will be valued at the mean of the closing ^bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. Over-the-counter options are valued at prices opbtained from a broker (typically the counterparty to the ^options) on the ^valuation day. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than ^sixty days, they will be valued by a pricing service. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of a Portfolio’s net asset value (unless a Portfolio deems that

36

such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. The portfolio managers of Boston Income Portfolio and High Income Opportunities Portfolio may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of Boston Income Portfolio and High Income Opportunities Portfolio may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-^deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-^deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

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Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment

38

advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agentInvestments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

^

Statement of Intention. If it is anticipated that $25,000 ($100,000 for Low Duration Fund) or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years (four years in the case of Low Duration Fund Class B) will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the

39

shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% (5% for Class B shares of Government Obligations Fund and High Income Opportunities Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% (0.60% for Class C of Low Duration Fund) of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% (3.0% for Low Duration Fund) of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for the Government Obligations Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

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The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of ^0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and C.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on ^June 23, 1997: Government Obligations and High Income Opportunities Class B and C Plans; June 18, 2002: Diversified Income and Low Duration; June 15, 2003: Government Obligations Class R Plan and February 9, 2004: High Income Opportunities Class A Pl. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in ^a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower

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if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N
  Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no costby contacting Eaton Vance at 1-800-262-1122. The Fund also will post a complete list of its portfolio holdings(including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 daysof calendar quarter-end^.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service,

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  Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fundcredit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions,investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to performthe service for which they are being engaged. If required in order to perform their duties, this information will beprovided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimatebusiness purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, inconnection with a redemption in kind, the redeeming shareholder may be required to agree to keep theinformation about the securities to be so distributed confidential, except to the extent necessary to dispose of thesecurities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ending October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund invests its assets in ^one or more Portfolios, each ^Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in ^one or more Portfolios, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any

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other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio’s or Low Duration Fund"s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio or the Fund, defer ^ losses, cause adjustments in the holding periods of ^securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In general, gain or loss on a short sale is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered ^to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules ^generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio ^would be required to obtain certain annual

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information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

A Portfolio’s investment in securities acquired at a market discount may, or in zero coupon and certain other securities with original issue discount generally will, cause it to realize income prior to the receipt of cash payments with respect to those securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by a Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

The amount of a Fund’s distributions will vary from time to time depending on general economic and market conditions, the composition of the Portfolio’s investments, its current investment strategies and the operating expenses of a Fund and Portfolio. While distributions will vary from time to time in response to the factors referred to above, a Fund’s management will attempt to pursue a policy of maintaining a relatively stable monthly distribution payment to its shareholders. The distributions paid by a Fund during any particular period may be more or less than the amount of net investment income and net short-term capital gain actually earned by a Portfolio and allocated to a Fund during such period.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. A Funds does not expect a significant portion of distributions of investment income to be derived from qualified dividend income.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

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^

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser of the Fund or each Portfolio (each referred to herein as the "investment adviser"). Each Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive

46

spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from

47

underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes ^securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the periods shown below, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

48

Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Portfolio	10/31/^08	10/31/^07	^10/31^/^06	10/31/^08	10/31/^08
Boston Income	$^55,^074	$10,958*	$^55,^074	$^47,611,142	$^35,289
High Income Opportunities	$^34,^260	$ 7,167*	$22,670	$^24,950,152	$^18,250
Investment	$ 0	$ 0	$ 0	$ 0	$ 0
Floating Rate	$ 0	$ 0*	$ ^0	$ 0	$ 0
Government Obligations	$ 0	$ 0	$ 0^	$ 0	$ 0

*The increase (or decrease) in brokerage commissions for the periods shown was due to an increase (or decrease) i the number and dollar amount of portfolio transactions involving permitted securities.

As of October 31, ^2008, each Portfolio held securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Floating Rate Portfolio	Morgan Stanley & Co., Inc.	$1,777,424
Boston Income Portfolio	None
Government Obligations Portfolio	None
High Income Opportunities Portfolio	None
Investment Portfolio	None

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firms for the Funds and Boston Income, Floating Rate, Government Obligations, High Income Opportunities and Investment Portfolios, appear in each of their respective annual ^reports to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

^

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended ^October 31, 2008, as previously filed electronically with the SEC:

^
Eaton Vance ^Diversified Income Fund
Eaton Vance ^Government Obligations Fund
^Eaton Vance High Income Opportunities Fund^
Eaton Vance Low Duration Fund
Floating Rate Portfolio
Government Obligations Portfolio
^
^High Income Opportunities Portfolio^
Investment Portfolio
(Accession No. 0001104659-^08-^078835)
Boston Income Portfolio
(Accession No. 0001104659-^08-^078818)

49

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

Distribution and
	^		^	CDSC Paid to	Total Distribution	Service Fees Paid
	Total Sales Charges	Sales Charges to	^Sales Charges to	Principal	and Service	to Investment
Fund	Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	Dealers
Diversified Income	$^642,^271	$^602,^269	$^40,^002	$ ^0	$^466,^672	$^264,^236
Government Obligations	^1,110,^086	^1,060,^556	^ 49,^530	^17,000	^744,^150	^494,^278
High Income Opportunities	^309,^074	^293,^423	^ 15,^651	^25,000	^575,^119	^456,^043
Low Duration	^102,^251	^91,^045	^ 11,^206	^12,^000	^108,^238	^67,^817

For the fiscal years ended^ October 31, 2007 and ^October 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.^

		October 31,^ 2007		October 31, ^2006
	October 31, ^2007	Sales Charges to	October 31,^ 2006	Sales Chares to
Fund	Total Sales Charges Paid	Principal Underwriter	Total Sales Charges Paid	Principal Underwriter
Diversified Income(1)	$1,253,453	$68,924	$1,590,587	$1,499,029
Government Obligations	540,592	31,396	543,293	513,944
High Income Opportunities(2)	739,506	40,440	566,470	535,747
Low Duration	42,320	4,448	45,212	41,996

(1)	The Fund commmenced operations on December 7, 2004.
(2)	Class A shares commenced operations on March 11, 2004.

Redemption Fees. Class A shares of High Income Opportunities Fund generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended October 31, 2008, ^High Income Opportunities Fund received redemption fees equal to ^$3,495.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to March 11, 2004 for High Income Opportunities Fund reflects the total return of High Income Opportunities Fund Class B, adjusted to reflect the Class A sales charge. The High Income Opportunities Fund Class B total return has not been adjusted reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the High Income Opportunities Fund Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that

50

period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Diversified Income		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Life of Fund
Before Taxes and Excluding Maximum Sales Charge		^–15.^48%	^–0.^48%
Before Taxes and Including Maximum Sales Charge		^–19.^50%	^–1.^72%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–17.^48%	–2.^73%
After Taxes on Distributions and Including Maximum Sales Charge		–^21.^40%	^–3.^94%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–9.^87%	^–1.^56%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–12.^49%	^–2.^59%
The Fund commenced oeprations on December 7, 2004.

For the 30 days ended October 31, ^2008, the SEC yield for Class A shares was ^8.^08%.

Government Obligations	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^4.^45%	^3.^63%	4.^44%
Before Taxes and Including Maximum Sales Charge	–0.^55%	^2.^64%	^3.^94%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.^62%	^1.^45%	1.^93%
After Taxes on Distributions and Including Maximum Sales Charge	–^2.^30%	^0.^47%	1.^44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^89%	^1.^82%	2.25%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–0.^36%	0.^98%	1.82%

For the 30 days ended October 31, ^2008, the SEC yield for Class A shares was 4.^26%.

High Income Opportunities	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^–29.^26%	^–0.^25%	^1.^91%
Before Taxes and Including Maximum Sales Charge	^–32.^67%	^–1.^21%	^1.^41%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–31.^48%	^–3.^07%	–1.^45%
After Taxes on Distributions and Including Maximum Sales Charge	–^34.^79%	^–4.^00%	–1.^93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–18.^56%	^–1.^50%	^–0.^18%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–20.^80%	^–2.^29%	^–0.^59%
The Fund commenced operations of Class A shares on March 11, 2004.

For the 30 days ended October 31, ^2008, the SEC yield for Class A shares was ^15.^29%.

51

Low Duration	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^1.^65%	2.^75%	2.^32%
Before Taxes and Including Maximum Sales Charge	^–0.^67%	^2.^29%	1.^94%
After Taxes on Distributions and Excluding Maximum Sales Charge	^0.^00%	^1.^09%	0.^71%
After Taxes on Distributions and Including Maximum Sales Charge	^–2.^28%	0.^63%	0.^33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^1.^08%	1.^38%	1.^04%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–0.^42%	0.^99%	0.^72%
The Fund commenced operations on September 30, 2002.

For the 30 days ended October 31, ^2008, the SEC yield for Class A shares was ^3.^20%.

Control Persons and Principal Holders of Securities. At^ February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Diversified Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	^12.0%
	Special Custody Acct for FEBO Customers	Louisville, KY	^7.0%
^
Government Obligations Fund	Charles Schwab & Co. Inc.	Jersey City, NJ	^11.6%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^8.0%
High Income Opportunities
Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^10.6%
	Citigroup Global Markets, Inc.	New York, NY	^6.1%
	NFS LLC Keith Paul Young Anne R Young	Dallas, TX	^5.6%

Low Duration Fund	Charles Schwab & Co. Inc.	Jersey City, NJ	16.8%
^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^7.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

52

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended^ October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers
Diversified Income	$^105,^827	$^280,^407	$^169,000	$1,^548,000 (5.4^%)	$^93,^469	$^77,^140
Government Obligations	^291,^673	1,^181,^762	^314,000	13,^313,000 (^9.^1%)	^393,^920	^368,^935
High Income Opportunities	^271,^130	^1,^326,^783	^256,000	22,^446,000 (^25.1%)	^442,^261	^402,^613
Low Duration	^8,^466	32,^029	^17,^000	^973,^000 (^13.^3%)	^10,^676	10,^204

Performance Information. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for Government Obligations Fund reflects the total return of a predecessor to Class B. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^
	Diversified Income	Length of Period Ended^ October 31, 2008
	Average Annual Total Return:	One Year	Life of Fund
	Before Taxes and Excluding Maximum Sales Charge	^–16.^13%	^–1.^25%
	Before Taxes and Including Maximum Sales Charge	–^20.^08%	^–1.^86%
	After Taxes on Distributions and Excluding Maximum Sales Charge	^–17.^90%	^–3.^24%
	After Taxes on Distributions and Including Maximum Sales Charge	–^21.^85%	^–3.^88%
	After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–10.^31%	–2.^06%
	After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–^12.^87%	^–2.^59%
The Fund commenced operations on December 7, 2004.

For the 30 days ended October 31, ^2008, the SEC yield for Class B shares was ^7.^70%.

53

Government Obligations	Length of Period Ended^ October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	3.67%	2.86%	3.65%
Before Taxes and Including Maximum Sales Charge	–1.30%	2.54%	3.65%
After Taxes on Distributions and Excluding Maximum Sales Charge	2.12%	0.96%	1.45%
After Taxes on Distributions and Including Maximum Sales Charge	–2.85%	0.62%	1.45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	2.38%	1.33%	1.77%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–0.84%	1.04%	1.77%

For the 30 days ended October 31, 2008, the SEC yield for Class B shares was 3.72%.

High Income Opportunities	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^–29.^93%	^–0.^87%	^1.^59%
Before Taxes and Including Maximum Sales Charge	^–33.^15%	^–1.^14%	^1.^59%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–31.^93%	^–3.^47%	–1.^65%
After Taxes on Distributions and Including Maximum Sales Charge	–^35.^16%	^–3.^77%	–1.^65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–19.^04%	^–1.^91%	^–0.^38%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–21.^13%	^–2.^15%	^–0.^38%

For the 30 days ended October 31, ^2008, the SEC yield for Class B shares was ^15.^21%.

Low Duration	Length of Period Ended^ October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^0.^85‘%	1.^99%	1.^56%
Before Taxes and Including Maximum Sales Charge	^–2.^06%	1.^99%	1.^56%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–0.^51%	0.^61%	0.^23%
After Taxes on Distributions and Including Maximum Sales Charge	–^3.^42%	0.^61%	0.^23%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^0.^57%	0.^90%	0.^56%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–1.^32%	0.^90%	0.^56%
The Fund commenced operations on September 30, 2002.

For the 30 days ended October 31, ^2008, the SEC yield for Class B shares was ^2.^56%.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Government Obligations Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^9.2%

High Income Opportunities Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^9.8%
	Morgan Stanley	Jersey City, NJ	^5.3%
^
Low Duration Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^26.6%
	Citigroup Global Markets Inc.	New York, NY	^8.4%

54

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

55

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended^ October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee	CDSC Paid to	Uncovered Distribution		Service Fees
	Underwriter to	Paid to	Principal	Charges (as a % of Class	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Underwriter	Net Assets)	Fees	Investment Dealers
Diversified Income	$1,^020,^869	$1,^404,^197	$^36,000	$11,^882,000 (^9.^8%)	$^468,^032	$^341,^203
^70,^365,000^
Government Obligations	^1,097,^864	^1,250,^773	^43,000	(^41.^1%)	^416,,^924	^365,^963
High Income Opportunities	^962,^722	1,^178,^326	^24,000	^46,^405,000 (^51.^7%)	^392,^777	^320,^905
Low Duration	^148,^840	^187,^516	^14,^000	5,^482,000 (^15.9%)	^78,^133	^62,^857

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 (for Government Obligations Fund) and April 1, 1998 (for High Income Opportunities Fund) reflects the total return of a predecessor to Class C. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

56

^

Diversified Income		Length of Period Ended^ October 31, 2008
Average Annual Total Return:		One Year	Life of Fund
Before Taxes and Excluding Maximum Sales Charge		^–16.^13%	^–1.^25%
Before Taxes and Including Maximum Sales Charge		^–16.^92%	^–1.^25%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–17.^90%	^–3.^24%
After Taxes on Distributions and Including Maximum Sales Charge		^–18.^69%	^–3.^24%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–10.^31%	–2.^06%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–10.^82%	–2.^06%
The Fund commenced operations on December 7, 2004

For the 30 days ended October 31, ^2008, the SEC yield for Class C shares was ^7.^69%.

Government Obligations	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	^3.67%	^2.83%	^3.63%
Before Taxes and Including Maximum Sales Charge	^2.68%	^2.83%	^3.63%
After Taxes on Distributions and Excluding Maximum Sales Charge	^2.12%	^0.94%	^1.42%
After Taxes on Distributions and Including Maximum Sales Charge	^1.13%	^0.94%	^1.42%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.39%	^1.31%	^1.75%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.74%	^1.31%	^1.75%

For the 30 days ended October 31, ^2008, the SEC yield for Class C shares was ^3.72%.

High Income Opportunities	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^–29.^79%	^–0.^91%	^1.^57%
Before Taxes and Including Maximum Sales Charge	^–30.^44%	^–0.^91%	^1.^57%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–31.^80%	^–3.^50%	–1.^66%
After Taxes on Distributions and Including Maximum Sales Charge	^–32.^44%	^–3.^50%	–1.^66%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–18.^95%	^–1.^94%	^–0.^39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–19.^37%	^–1.^94%	^–0.^39%

For the 30 days ended October 31, ^2008, the SEC yield for Class C shares was ^15.^21%.

Low Duration	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year*	Five Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^1.^02%	^2.^15%	1.^72%
Before Taxes and Including Maximum Sales Charge	^0.^05%	^2.^15%	1.^72%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–0.^40%	0.^71%	0.^33%
After Taxes on Distributions and Including Maximum Sales Charge	–1.^37%	0.^71%	0.^33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^0.^67%	^1.^00%	0.^66%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^0.^04%	^1.^00%	0.^66%
The Fund commenced operations on September 30, 2002.

For the 30 days ended October 31, ^2008, the SEC yield for Class C shares was ^2.^68%.

57

Control Persons and Principal Holders of Securities. At^ February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Diversified Income Fund	Special Custody Acct FEBO Customers	Louisvlle, KY	^6.8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.4%
Government Obligations Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^18.3%

High Income Opportunities Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^23.8%

Low Duration Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^12.3%
	Citigroup Global Markets, Inc.	New York, NY	^5.4%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

58

APPENDIX D

Class R Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid and (3) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Distribution Fee		Service Fees
Paid to	Total Service	Paid to
Principal Underwriter	Fees Paid	Investment Dealers

$^1,220	$^1,095	$^1,014

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of the Fund was first offered reflects the total return of the Fund’s Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class R total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Government Obligations	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	4.^33%	^3.^36%	4.^30%
Before Taxes and Including Maximum Sales Charge	4.^33%	^3.^36%	4.^30%
After Taxes on Distributions and Excluding Maximum Sales Charge	2.^59%	^1.26%	1.^83%
After Taxes on Distributions and Including Maximum Sales Charge	2.^59%	^1.26%	1.^83%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^81%	^1.^64%	2.^16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^2.^81%	^1.^64%	2.^16%
The Fund commenced operations of Class R shares on August 12, 2005.

For the 30 days ended October 31, ^2008, the SEC yield for Class R shares was 4.^23%

59

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Government Obligations Fund	Mitra & Co. FBO 98 c/o MYI Trust Company, NA	Milwaukee, WI	46.0%
	^
	MG Trust Co. Cust. FBO A & A Coors, Inc.	Denver, CO	13.1%
	MG Trust Co. Cust FBO General Distributing Company 401(K)	Denver, CO	12.3%
	MG Trust Co. Cust FBO Emergency Services of NE	Denver, CO	9.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX E

^ RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. ^Ratings are generally given to securities at the time of issuance. ^While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

^

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical

61

default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: ^Moody^’s ^appends numerical modifiers, 1, 2, and 3 ^to each generic rating classification from Aa through ^Caa. ^The modifier 1 indicates that the ^obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ^a ranking in the lower end of ^that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term ^Obligation Ratings

^

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with

62

scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidty provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections neccesary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: ^An obligation rated ^‘AAA’ has the highest rating assigned by S&P. ^The obligor’s capacity to meet its financial commitment on the obligation is extremely strong^.

AA: ^ An obligation rated ^‘AA’ differs from the ^highest-rated ^obligors only to a small degree. ^The obligor’s capacity to meet its financial ^commitments on the obligation is very strong^.

A: ^An obligation rated ^‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in ^higher-rated categories. ^However, the obligor’s capacity to meet its financial ^commitments on the obligation is still strong^.

BBB: ^An obligation rated ^‘BBB’ exhibits adequate protection parameters. ^However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation^.

BB, B, CCC, and CC and C

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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ^‘C’ are regarded as having significant speculative characteristics. ^‘BB’ indicates the least degree of speculation and ^‘C’ the highest. ^While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions^.

BB: ^An obligation rated ^‘BB’ is less vulnerable to ^non-payment than other speculative issues. ^However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions ^which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation^.

B: ^An obligation rated ^‘B’ is more vulnerable ^than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. ^Adverse business, financial ^or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: ^An obligation rated ^‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. ^In the event of adverse business, ^financial or, ^economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: ^An obligation rated ^‘CC’ is currently highly vulnerable to nonpayment.

^

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

^Plus (+) or Minus (-): ^The ratings from ^‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: ^This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular ^obligation as a matter of policy.

^

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

64

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment

65

obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-^2: ^An obligor rated ‘A-2’ has satisfactory capacity ^to meet its financial commitments. ^However, ^it is somewhat more ^susceptible to the adverse effects of changes in circumstances and economic conditions than ^obligors in the ^highest rating category.

^

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

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SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit ^quality ‘AAA^’ ratings denote the lowest expectation of credit risk. ^They are assigned only in case of exceptionally strong capacity for ^payment of financial commitments. ^The capacity is highly unlikely to be adversely affected by foreseeable events^.

AA: Very high credit quality. ^‘AA^’ ratings denote ^expectations of very low ^credit risk. ^They indicate very strong capacity for ^payment of financial commitments. ^This capacity is not significantly vulnerable to foreseeable events^.

A: High credit quality. ^‘A^’ ratings denote ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered strong. ^The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions ^that is the case for higher ratings^.

BBB: Good credit quality. ^‘BBB^’ ratings indicate that ^they are currently ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered ^adequate but adverse changes in circumstances and ^economic conditions ^ar more likely to impair this capacity. ^This is the lowest ^investment grade category.

^

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. ^For issuers and performing obligations, ‘B^’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. ^Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, ^default ^is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic ^conditions. ^

^

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continutes to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

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Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

^Short-Term ^Credit Ratings

^

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

^F1: Highest credit quality. ^Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

^F2: Good credit quality. ^A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

^F3: Fair credit quality. ^The capacity for timely payment of financial commitments is adequate; however, ^near term adverse changes could result in a reduction to ^non investment grade.

B: Speculative. ^Minimal capacity for timely payment of financial commitments, plus vulnerability to ^near term adverse changes in financial and economic conditions.

C: High default risk. ^Default is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

^

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to ^Short-^Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. ^Such suffixes are not added to the ^'AAA^' Long-term rating category, to categories below ^'CCC^', or to Short-term ratings other than ^'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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^

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX F

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

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proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

	A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

	B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s

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written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION March 1, 2009

Eaton Vance Dividend Income Fund
Eaton Vance International Equity Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Structured Emerging Markets Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their correspondiing Portfolios, if applicable. The Funds and Portfolios are diversified, open-end management companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page			Page
Strategies and Risks		2	Purchasing and Redeeming Shares		26
Investment Restrictions		^9	Sales Charges		^27
Management and Organization		10	Performance		^29
Investment Advisory and Administrative Services		18	Taxes		^31
Other Service Providers		^24	Portfolio Securities Transactions		^35
Calculation of Net Asset Value		25	Financial Statements		38

Appendix A:	Class A Fees, Performance and Ownership	^39	Appendix E:	Eaton Vance Funds Proxy Voting Policy and Procedures	^48
Appendix B:	Class C Fees, Performance and Ownership	^42	Appendix F:	Adviser Proxy Voting Policies	^50
Appendix C:	Class I Fees, Performance and Ownership	^44	Appendix G: Eagle Global Advisors Voting Policies		^54
Appendix D:	Class R Fees, Performance and Ownership	^46	Appendix H: Parametric Portfolio Associates Proxy Voting Policy		^58

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© 2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include: common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, may not pass-through voting or other shareholder rights, and may be less liquid. Depositary receipts are considered foreign securities for purposes of International Equity Portfolio’s 80% policy. For purposes of Structured Emerging Markets Fund’s 80% policy, depositary receipts are considered equity securities of companies located in emerging market countries if the issuer of the depositary receipt is domiciled in or derives more than 50% of its revenues or profits from emerging market countries

Emerging Markets Investments. A high proportion of the shares of many issuers in emerging market countries (the “Region”) may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund or Portfolio in particular securities. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. The limited liquidity of securities markets in the Region may also affect the ability of a Fund or Portfolio to acquire or dispose of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in

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the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. The securities markets in the Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Governmental action can have a significant effect on the economic conditions in the Region, which could adversely affect the value and liquidity of investments. Although some governments in the Region have recently begun to institute economic reform policies, there can be no assurances that such policies will continue or succeed.

The risks associated with the securities trading markets in the Region may be more pronounced in certain countries, such as Russia and other Eastern European states, because the markets are particularly sensitive to social, economic and current events.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized ^activity, which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, Fund performance may be adversely affected.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices and other indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts, equity collars and agreements, sometimes called cost puts. Transactions in

3

derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund or Portfolio holds. A Fund or Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund or Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Fund and Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Fund or Portfolio. Each Fund and Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

The Structured Emerging Markets Fund will only enter into futures contracts and options on futures ^contracts, which are standardized and traded on U.S. or foreign exchanges, boards of trade or similar entities or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists. In addition, Structured Emerging Markets Fund will not write a covered option on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts, would be subject to such options. Options will not be purchased if after such transaction more than 10% of net assets, as measured by the aggregate of all premiums paid for all such options held, would be so invested.

^Swaps. Dividend Income Portfolio and International Equity Portfolio may invest in equity swaps and Structured Emerging Markets Fund may invest in equity index swaps. Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to mitigate non-payment or default risk or to gain exposure to particular securities, baskets of securities, indices or currencies. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) on different currencies, securities, baskets of currencies or securities, indices or other instruments, which returns are calculated with respect to a “notional amount,” i.e., the designated referenced amount of exposure to the underlying instruments. A Portfolio or the Fund will enter into swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio or the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to a swap defaults, a Portfolio or the Fund’s risk of loss consists of the net amount of payments that a Portfolio or the Fund is contractually entitled to receive. The use of swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with

4

ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the total return performance of a Portfolio or the Fund would be unfavorably affected.

Asset Coverage. To the extent required by SEC guidelines, each Fund and Portfolio will only engage in transactions that expose it to an obligation to another party if it owns ^either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Securities Lending. As described in the prospectus, a Fund or Portfolio may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Fund or Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Fund or Portfolio to Eaton Vance or BMR, respectively.

Equity Index Swaps. Structured Emerging Markets Fund will enter into equity index swaps only on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, the Fund will not treat them as being subject to the Fund’s borrowing restrictions. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each equity index swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by the Fund’s custodian. The Fund will not enter into any equity index swap unless the credit quality of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swap markets, including potential government regulation, could adversely affect a Fund’s or Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Equity-Linked Securities. Structured Emerging Markets Fund may invest in privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock (referred to as “equity-linked securities”). These securities are used for many of the same purposes as derivative instruments and share many of the same risks. Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Repurchase Agreements. Large-Cap Core Research and Structured Emerging Markets Funds may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements ^that mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Structured Emerging Markets Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When Structured Emerging Market Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. While there is a risk that large fluctuations in the market value of the Fund’s assets could affect net asset

5

value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.”

Unlisted Securities. Structured Emerging Markets Fund may invest in securities of companies that are neither listed on a stock exchange nor traded over the counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Real Estate Investment Trusts. Dividend Income Portfolio and Large-Cap Core Research Fund may invest in real estate investment trusts (“REITs”), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Other Investment Companies. Each Fund or Portfolio reserve the right to invest up to 10% of their total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser that have the characteristics of closed-end investment companies and which may invest in foreign markets. The Fund and Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fees paid by the Fund and Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets. Accordingly, such securities can trade at a discount from their net asset values. Please refer to "Cash Equivalents" for additional information about investment in other investment companies. The 10% limitation does not apply to the Fund or Portfolio’s investment in money market funds. If the Fund or Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the Fund’s or Portfolio’s management fee.

Exchange-Traded Funds. Each Fund or Portfolio may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShare exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by Dividend Income Portfolio. Moreover, the Portfolio’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index

6

securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that the Portfolio invests in ETFs, the Portfolio must bear these expenses in addition to the expenses of its own operation.

When-Issued Securities, Delayed Delivery and Forward Commitments. Securities may be purchased by Structured Emerging Markets Fund on a “forward commitment”, “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment, when-issued or delayed delivery transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the ^transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment, when-issued or delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment, when-issued or delayed delivery transactions are not entered into for the purpose of investment leverage.

Fixed-Income Securities. Dividend Income Portfolio may purchase fixed-income securities. Fixed-income securities include convertible bonds and convertible stocks and corporate debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, Dividend Income Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, Dividend Income Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Short Sales. Each Fund or Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). Each Fund or Portfolio may sell short securities representing an index or basket of securities whose constituents the Fund or Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund or Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. A Fund or Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock. The Structured Emerging Markets Fund will not make short sales or maintain a short position if doing so would create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Structured Emerging Markets Fund’s total assets.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Fund or Portfolio. Such losses may be substantial.

Large-Cap Core Research Fund may also engage in uncovered short selling of securities, i.e. selling a security it does not own in anticipation of a decline in the market value of that security. Losses from uncovered short sales may be unlimited. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. In addition, the Fund will be at risk of defaulting on its

7

settlement obligation if the relevant securities are not available. The Fund will limit the value of securities sold short to less than 5% of the net assets of the Fund.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund or Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund or Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Fund and Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities. Normally not more than 10% of Structured Emerging Markets Fund’s assets will be invested for cash management purposes.

Portfolio Turnover. International Equity Portfolio and Large-Cap Core Research and Structured Emerging Markets Funds anticipate that under normal market conditions, ^annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Dividend Income Portfolio may exceed 100%. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended October 31, 2008, the portfolio turnover rate of Dividend Income Portfolio, International Equity Portfolio, Large-Cap Core Research ^Fund and Structured Emerging Markets Fund was ^256%, ^35%, ^76% and ^5%, respectively. The increase in Dividend Income Portfolio’s turnover from the prior year was due to the dividend capture strategy. The increase in International Equity Portfolio’s turnover was due to a repositioning of the fund to a more defensive nature. The increase in Large-Cap Core Research Fund’s turnover was due to increased asset flows into the Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the prospectus.

Diversified Status. Each Fund and Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or granted by the U.S^. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

8

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities (or evidences of interest in the case of Dividend income Fund only) therein on “margin,“ that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (including interests in real estate limited partnerships for Structured Emerging Markets Fund only) (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and, for all Funds except Structured Emerging Markets Fund, (d) lending cash consistent with applicable law; or

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

In lieu of Restriction (2) above, Large-Cap Core Research Fund may not:

(7)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

In addition, Dividend Income Fund may not:

(8)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In addition, Large-Cap Core Research Fund and International Equity Fund may not:

(9)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry.

In addition, Structured Emerging Markets Fund may not:

(10)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to
(but less than) 25% of the value of its assets may be invested in securities of companies in any one industry
(although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

9

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Large-Cap Core Research and Structured Emerging Markets Funds may invest their investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by its corresponding Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or a Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and Two International Place, Boston, Massachusetts 02110, thereafter. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.^

10

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	173	Director of EVC
5/31/58	of the Trust	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
		the Trust since	and BMR, and Director of EVD. Trustee and/or officer of 173 registered
		2002	investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Of the Trust since	Roy and Elizabeth Simmons Professor of Business Administration,	173	None
1/2/63		2005 and of	Harvard University Graduate School of Business Administration.
Dividend Income
and International
Equity Portfolios
since 2006

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Of the Trust since	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	173	None
9/19/47		2003 and of	company) (since 2006). Formerly, President and Chief Executive
		Dividend Income	Officer, Prizm Capital Management, LLC (investment management
		and International	firm) (2002-2005).
Equity Portfolios
since 2006

RONALD A. PEARLMAN	Trustee	Of the Trust since	Professor of Law, Georgetown University Law Center.	173	None
7/10/40		2003 and of
Dividend Income
and International
Equity Portfolios
since 2006

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Of the Trust since	Paul Hastings Professor of Corporate and Securities Law (since 2006)	173	None
9/14/57		1998 and of	and Professor of Law (2001-2006), University of California at Los
		Dividend Income	Angeles School of Law.
and International
Equity Portfolios
since 2006

11

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	173	None
1/26/43	Board and Trustee	Board since 2007;
Trustee of the Trust
since 2005 and of
Dividend Income
and International
Equity Portfolios
since 2006

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Term of Office and
Name and Date of Birth	^^^Trust/Portfolio Positions(s)	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

EDWARD R. ALLEN, III	Vice President of International	Since 2006	Senior Partner ^of ^Eagle Global Advisors, L.L.C. ("Eagle"). Officer of 3 registered investment
7/5/60	Equity Portfolio		companies managed by Eaton Vance or BMR.

^
JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

^

THOMAS N. HUNT, III	Vice President of International	Since 2006	Senior Partner of Eagle. Officer of 3 registered investment companies managed by Eaton Vance or
11/6/64	Equity Portfolio		BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust and	Of the Trust since 2005 and	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60	Dividend Income Portfolio	of Dividend Income	by Eaton Vance or BMR.
Portfolio since 2006

THOMAS H. LUSTER	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

12

^
Term of Office and
Name and Date of Birth	Trust/Portfolio Positions(s)	Length of Service	Principal Occupation(s) During Past Five Years

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1999	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust and	Vice President of the Trust since	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57	President of the Portfolios	2001 and President of the	and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.
Portfolios since 2006

JUDITH A. SARYAN	Vice President of the Trust and	Of the Trust since 2003 and of	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54	Dividend Income Portfolio	the Dividend Income Portfolio	by Eaton Vance or BMR.
since 2006

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

^
THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR.	Officer of 173 registered investment companies managed
6/19/57		each Portfolio since 2008	by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
5/24/60		Legal Officer since 2008	by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
7/11/53			by Eaton Vance or BMR.

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, 2008, the Governance Committee convened eight times.

13

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended October 31, 2008, the Audit Committee convened six times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review ^Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of ^Trustees. During the fiscal year ended October 31, 2008, the Contract Review Committee convened ten times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management ^Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened ^three times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters ^Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened ^two times.

14

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen.	Heidi L.	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Frame Peters(2)^	Steiger(2)	Stout(2)	Verni(2)
Dividend Income
Fund	None	None	None	None	None	^None	None	None	None
^
International			$50,001 -
Equity Fund	None	None	$100,000	None	None	^None	None	None	None
Large-Cap Core
Research Fund	None	None	None	None	None	^None	None	None	None
Structured Emerging
Markets Fund	None	^$0 - $10,000	^None	^None	None	^None	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	^None	^None	over $100,000(3)	over $100,000(3)

(1) Interested Trustee.

(2) Noninterested Trustee.

^(^3) Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, 2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2007 and December 31, 2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2007 and December 31, 2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolios or any of their immediate family members served as an officer.

Trustees of the Trust and each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Fund or Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Fund or Portfolio’s assets, liabilities, and net income per share, and will not obligate a Fund or Portfolio to retain the services of any Trustee or obligate a Fund or Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.

15

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Frame Peters	Steiger	Stout	Verni
Trust(2)	$^15,798	$^15,545	$^15,541	$^15,798	$ ^n/a	$^16,040	$^16,706	$^20,891
Dividend Income Portfolio	1,442	1,408	1,435(3^)	1,442	n/a	1,429	1,531(4^)	2,175(5^)
International Equity Portfolio	381	378	375(3^)	381	n/a	389	398(4^)	453(5^)
Trust and Fund Complex(1)	212,500	204,167	209,167(6^)	212,500	204,167	204,167	224,167(7^)	319,167(8^)

(1)	As of March 1, 2009, the Eaton Vance fund complex consists of 173 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for the 2008 calendar year. Norton H. Reamer retired as ^Trustee on July 1, 2008. For the fiscal year ended October 31, 2008, Mr. Reamer received Trustee fees of ^$^14,535 from the Trust, $^1,320 from Dividend Income Portfolio and $^361 from International Equity Portfolio. For the calendar year ended December 31, 2008, ^he received $^166,667 from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of October 31, 2008.
(3)	Includes deferred ^compensation as follows: Dividend Income Portfolio — $^728 and International Equity Portfolio — $^89.
(4)	Includes deferred ^compensation as follows: Dividend Income Portfolio — $^407 and International Equity Portfolio — $^53.
(5)	Includes deferred ^compensation as follows: Dividend Income Portfolio — $^1,433 and International Equity Portfolio — $^175.
(6)	Includes $^80,000 of deferred compensation.
(7)	Includes $^45,000 of deferred compensation.
(8)	Includes $^157,500 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On June 13, 2005, the Trust’s Board of Trustees reclassified Large-Cap Core Research Fund’s existing shares as Class A shares. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

16

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on February 13, 2006 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and sub-adviser and adopted the proxy voting policies and procedures of the investment adviser and sub-adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. The Trustees will

17

review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser and investment sub-adviser Policies, see Appendix E, Appendix F, Appendix G and Appendix H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Fund or Portfolio and provides related office facilities and personnel subject to the supervision of the Trust and Portfolio’s Board of Trustees. The investment adviser (or, in the case of International Equity Portfolio and Structured Emerging Markets Fund, with respect to certain matters, a sub-adviser) furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund or Portfolio and what portion, if any, of the Fund or Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust and Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Fund and Portfolio is computed as follows:

Dividend Income Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%
Large-Cap Core Research Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
Structured Emerging Markets Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%

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Pursuant to Investment Sub-Advisory Agreements between BMR or EVM and each sub-adviser, BMR or EVM pays the following compensation to Eagle and Parametric for providing sub-advisory services to International Equity Portfolio and Structured Emerging Markets Fund, respectively:

International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.50000%
$500 million but less than $1 billion	0.46875%
$1 billion but less than $2.5 billion	0.43750%
$2.5 billion but less than $5 billion	0.40625%
$5 billion and over	0.37500%
Structured Emerging Markets Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.500%
$500 million but less than $1 billion	0.470%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.440%
$5 billion and over	0.430%

The following table sets forth the net assets of the foregoing entities at October 31, 2008, the advisory fees for the three fiscal years ended October 31, 2008, the reduction for the allocable portion from Cash Management Portfolio for fiscal year ended October 31, 2008 and the investment advisory fee paid or accrued directly.

					Reduction for Allocable
					Portion from Cash	Advisory Fee Paid or Accrued
					Management Portfolio	Directly by the
			Advisory Fee for Fiscal Years Ended		Advisory Fee	Fund/ Portfolio
Fund/Portfolio	Net Assets at 10/31/08	10/31/08	10/31/07	10/31/06(1)	10/31/08	10/31/08
Dividend Income Portfolio	$289,803,042	$^2,180,994	$1,209,881	$156,668(2)	$28,801	$2,152,193
International Equity Portfolio(3)	25,505,064	^340,261^	186,373(4)	8,177(4)	8,182	332,079
Large-Cap Core Research Fund	9,832,277	^47,258^	30,358(5)	15,040(5)	2,416	44,842
Structured Emerging Markets Fund(6)	^362,037,209	3,648,254	1,174,916	25,580	0	3,648,254

(1)	For the period from Dividend Income Portfolio’s start of business March 24, 2006, to October 31, 2006; for the period from International Equity Portfolio’s start of business May 31, 2006, to October 31, 2006; and for the period from Structured Emerging Market Fund’s start of business June 30, 2006, to October 31, 2006.
(2)	Prior to March 24, 2006 Dividend Income Fund invested its assets in its own portfolio of investments. For the period from the Fund’s start of business November 30, 2005, to March 24, 2006, advisory fees of the Fund were $3,960.
(3)	BMR paid Eagle sub-advisory fees of $^170,130, $93,186 (of which $47,891 was voluntarily waived by Eagle) and $34,447, respectively, for the fiscal years ended October 31, 2008 and 2007 and for the period from the start of business, May 31, 2006, to October 31, 2006.
(4)	For the fiscal years ended October 31, ^2007 and 2006, BMR voluntarily waived Advisory Fees of $95,782 and $8,177, respectively. In addition, for the fiscal years ended October 31, 2008, 2007 and 2006, Eaton Vance was allocated $^3,291, $^2,^242 and $^17,^363, respectively^, of the Fund’s operating expenses.
(5)	For the fiscal years ended October 31, ^ 2007 and 2006, Eaton Vance voluntarily waived Advisory Fees of $^30,358 and $15,040, respectively. In addition, for the fiscal years ended October 31, 2008, 2007 and 2006, Eaton Vance was allocated $^112,574, $^60,^759 and $^68,^311, respectively, of the Fund’s operating expenses.
(6)	Eaton Vance paid Parametric sub-advisory fees of $^1,655,948, $390,415 and $13,870, respectively, for the fiscal years ended October 31, 2008 and 2007 and for the period from the start of business, June 30, 2006 to October 31, 2006. In addition, Eaton Vance was allocated $^870,941, $719,726 and $263,279, respectively, for the fiscal years ended October 31, 2008 and 2007 and for the period from the start of business, June 30, 2006 to October 31, 2006, of the Fund’s operating expenses.

Each Investment Advisory Agreement and each Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust or a Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or a Portfolio, as the case may be, or by vote of a majority of the outstanding voting securities of the Large-Cap Core Research Fund and Structured Emerging Markets Fund or a Portfolio, as the case may be. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Large-Cap Core Research Fund and Structured Emerging Markets Fund or a Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the

19

investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Eagle. Eagle is a Texas limited liability company that has been an investment adviser registered with the SEC since it was founded in 1996. Eagle provides advisory services to institutional clients and high net worth individuals. As of December 31, 2008, Eagle’s assets under management totaled ^approximately $^1.7 billion.

Information About Parametric. Parametric is a Seattle, Washington based investment manager providing investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. At ^July 31, 2008, Parametric’s assets under management totaled approximately $^22.4 billion. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987.

^Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of ^large-Cap Core Research Fund and Structured Emerging Markets Fund and each Portfolio are listed below^. ^ Each portfolio manager ^may manage other investment companies and/or investment accounts in addition to ^the Funds and the Portfolios. The following tables show, as of the Funds’ and Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager ^managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Dividend Income Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Aamer Khan
Registered Investment Companies	^5	^$5,071.9	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^0	$ 0	^0	$0
Judith A. Saryan**
Registered Investment Companies	^7	^$6,548.9	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^0	$ 0	^0	$0

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	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
International Equity Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Edward R. Allen, III
Registered Investment Companies	^ 4	$ 330.9	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 22.8	^0	$0
Other Accounts	^1,017	^$1,452.3	^0	$0
Thomas N. Hunt, III
Registered Investment Companies	^ 4	$ 330.9	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 22.8	^0	$0
Other Accounts	^1,017	^$1,452.3	^0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Large-Cap Core Research Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Charles B. Gaffney
Registered Investment Companies	^2	^$1,473.4	^0	^$0
Other Pooled Investment Vehicles	^0	^$0	^0	^$0
Other Accounts	^1	^$0.4	^0	^$0

Structured Emerging	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Markets Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Thomas Seto
Registered Investment Companies	^ 5	^$3,678.0	^0	$0
Other Pooled Investment Vehicles	^ 0	$ 0	^0	$0
Other Accounts	^16,910	^$15,061.0	^0	$0
David M. Stein
Registered Investment Companies	^ 5	^$3,678.0	^0	$0
Other Pooled Investment Vehicles	^ 0	$ 0	^0	$0
Other Accounts	^16,910	^$15,061.0	^0	$0

*	In millions of dollars.
**	Numbers provided include an investment company structured as a fund of funds which invests in funds in the Eaton Vance fund complex advised by other portfolio managers.

The following table shows the dollar range of shares beneficially owned of the Fund by the portfolio manager ^as of the Fund’s most recent fiscal year ended October 31, 2008 and in all Eaton Vance Funds as of December 31, 2008. ^Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Dividend Income Fund
Aamer Khan	None	^$100,001 - $500,000
Judith A. Saryan	^$0 - $10,000	^over $1,000,000
International Equity Fund
Edward R. Allen, III	None	^$500,001 – $1,000,000
Thomas N. Hunt, III	None	^$50,001 - $100,000
Large-Cap Core Research Fund
Charles B. Gaffney	None	^$100,001 - $500,000

21

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Structured Emerging Markets Fund
Thomas Seto	None	^$50,001 - $100,000
David M. Stein	None	^$50,001 - $100,000

It is possible that conflicts of interest may arise in connection with the portfolio managers’ or investment team leader’s management of a Fund or Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager or investment team leader is responsible on the other. For example, a portfolio manager or investment team leader may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund or Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund or Portfolio and the other accounts, a portfolio manager or investment team leader may take action with respect to another account that differs from the action taken with respect to the Fund or Portfolio. In some cases, another account managed by a portfolio manager or investment team leader may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager or investment team leader in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager or investment team leader will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the

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salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Eagle. Both of the Eagle portfolio managers are founding partners of Eagle. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on ownership. Investment professionals that are not partners receive a salary and an annual performance bonus. Compensation of Eagle ^investment professionals is reviewed primarily on an annual basis. Profit participations and bonuses are typically ^paid and adjustments in base salary are typically put into effect, ^at or ^shortly after ^January 1st each year.

Method to Determine Compensation. Eagle compensates its ^investment professionals based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate ^investment professionals commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in the ^employees’ salaries.

Salaries and profit participations are also influenced by the operating performance of Eagle. While the salaries of Eagle’s ^investment professionals are comparatively fixed, profit participations may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Compensation Structure for Parametric. Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a quarterly cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/ or put into effect at or shortly after calendar year-end.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company. Cash bonuses are determined based on a target percentage of Parametric profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets (except for International Equity Fund which pays no fee to Eaton Vance), for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of Dividend Income Fund, Large-Cap Core Research Fund and Structured Emerging Markets Fund at October 31, 2008 and the administration fees paid during the three fiscal years ended October 31, 2008.

		Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at 10/31/^08	10/31/08	10/31/07	10/31/06
Dividend Income Fund	^$272,582,651	$465,330	$241,191	$20,390(1)
Large-Cap Core Research Fund	^$ 9,832,277	$ 10,947	$ 7,010(1)	$ 3,472(1)
Structured Emerging
Markets Fund	^$362,037,209	$643,810	$207,338	$ 4,161(2)

(1)	Voluntarily waived.
(2)	For the period from the start of business, June 30, 2006, to October 31, 2006.

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Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds.^Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

Dividend Income	International Equity	Large-Cap Core Research	Structured Emerging Markets
^$16,252	^$943	^$281	^$5,535

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and Two International Place, Boston, MA 02110, thereafter, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class C and Class R shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class C and Class R shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in a Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

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CALCULATION OF NET ASSET VALUE

The net asset value of the Large-Cap Core Research Fund and each Portfolio is computed by State Street and the net asset value of Structured Emerging Markets Fund is computed by State Street (as agents and custodians for each Fund and Portfolio) by subtracting the liabilities of the Fund and Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Fund and Portfolio have established the following procedures for the fair valuation of the Fund’s and Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued for the day of valuation at the last sale price from any exchange on which the option is listed. If no such sales are reported, such ^option will be valued at the mean of the closing bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Fund or Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange. In adjusting the value of foreign equity securities, the Fund or Portfolio may rely on an independent fair valuation service. Investments held by the Fund or Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

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PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-^deferred retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-^deferred plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class C and Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities or securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Class A shares and Class I shares of International Equity Fund and Structured Emerging Markets Fund are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended October 31, ^2008, International Equity Fund and Structured Emerging Markets Fund received redemption fees equal to $^2,522 and $^22,156, respectively.

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Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

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Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. Exchanges may be made into the same class of another Eaton Vance fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class C Plan“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class C shares. On each sale of shares (excluding reinvestment of distributions) the Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Class C pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its

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average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares and for other distribution expenses (such as personnel, overhead, travel, printing and postage) and interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class C, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for Dividend Income Fund’s Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to an annual rate of 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis of up to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid monthly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class C shares. Because payments to the principal underwriter under the Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on August 8, 2005 for Dividend Income Fund; February 12, 2006 for International Equity Fund; August 12, 2001 for Large-Cap Core Research Fund; and March 27, 2006 for Structured Emerging Markets Fund. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in ^a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

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Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price per share (including the maximum of any initial sales charge) on the last day of the period and annualizing the resulting figure. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N
  Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no costby contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings(including a Portfolio’s holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30days of calendar quarter-end.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus; 2) other persons who owe a fiduciary or other duty of

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  trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm);or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and whohave expressly agreed in writing to maintain the disclosed information in confidence and to use it only inconnection with the legitimate business purpose underlying the arrangement. Such persons may includesecurities lending agents which may receive information from time to time regarding selected holdings which maybe loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s RatingsGroup), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by theinvestment adviser (such as Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book,Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State StreetDerivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.),which receive information as needed to price a particular holding, translation services, lenders under Fund creditfacilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investmentdealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backedsecurities dealers). These entities receive portfolio information on an as needed basis in order to perform theservice for which they are being engaged. If required in order to perform their duties, this information will beprovided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimatebusiness purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, inconnection with a redemption in kind, the redeeming shareholder may be required to agree to keep theinformation about the securities to be so distributed confidential, except to the extent necessary to dispose of thesecurities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund or Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended

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October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because the Dividend Income Fund and International Equity Fund invest their assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Dividend Income and International Equity Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Funds nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

For the taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends ^received by a Fund shareholder to be qualified dividend income, the Fund or Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or Portfolio, or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss. Because the Structured Emerging Markets Fund invests in securities of companies located in emerging market countries, it is not expected that a significant portion of the Fund’s distributions will be derived from qualified dividend income.

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion

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income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

A Fund or Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund or Portfolio, defer Fund or Portfolio losses, cause adjustments in the holding periods of Fund or Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Fund or Portfolio may make or receive periodic net payments. A Fund or Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund or Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Fund or Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In general, gain or loss on a short sale is recognized when a Fund or Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund or Portfolio’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Fund or Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Fund or Portfolio for more than one year. In general, a Fund or Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Fund or Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a Fund or Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Fund or Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Fund or Portfolio were to make a mark-to-market election with respect to a PFIC, the Fund or Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Fund or Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Fund or Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

The Dividend Income Portfolio and Large-Cap Core Research Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Dividend Income Portfolio and the Large-Cap Core Research Fund will consist of securities issued by foreign corporations, ^the Dividend Income Fund and the Large-Cap Core Research Fund will not be

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eligible to pass through to shareholders ^their proportionate share of any foreign taxes paid by the Dividend Income Portfolio and allocated to the Dividend Income Fund or the Large-Cap Core Research Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

The Structured Emerging Markets Fund’s and International Equity Portfolio’s investments in foreign securities may be subject to foreign withholding taxes, or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease ^a Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. Each Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

A portion of distributions made by the Dividend Income Fund and Large-Cap Core Research Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership

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in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital ^gain dividends” or “long-term capital ^gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser, if applicable, of each Fund or Portfolio (each referred to herein as the "investment adviser"). Each Fund or Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the

35

transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund or Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Fund, Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies

36

and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes Fund or Portfolio securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Fund or Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Fund or Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Fund or Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund or Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund or Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund or Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the periods specified in the table, as well as the amount of Fund or Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution. ^

				Amount of Transactions	Commissions Paid on Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	^10/31/08(1)	10/31/07(1)	10/31/06	^10/31/08	^10/31/08
Dividend Income	^$1,786,900	$431,944	$195,330(2)	^$1,365,191,251	^$1,432,129
International Equity	^$ 62,305	$ 27,462	$ 14,161(3)	^$ 27,100,901	^$ 36,183

37

				Amount of Transactions	Commissions Paid on Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund/Portfolio	^10/31/08(1)	10/31/07(1)	10/31/06	^10/31/08	^10/31/08
Large-Cap Core Research	^$ 7,072	$ 3,334	$ 2,190	^$714,034	^$455
Structured Emerging Markets	^$1,484,712	$730,028	$ 28,454(4)	^$96,327,578	^$ 176,387

(1)	Brokerage commissions paid by Dividend Income Portfolio, International Equity Portfolio and Structured Emerging Markets Fund increased in the fiscal year ended October 31, 2007 and 2008 as compared to the fiscal year ended October 31, 2005 due to the growth of Fund or Portfolio (as the case may be) assets.
(2)	For the period from the start of business March 24, 2006 to October 31, 2006 represents brokerage commissions paid by the Portfolio and for the period from November 30, 2005 to March 24, 2006, represents brokerage commissions paid by the Fund.
(3)	For the period from the International Equity Portfolio’s start of business May 31, 2006 to October 31, 2006.
(4)	For the period from the Structured Emerging Market Fund’s start of business June 30, 2006 to October 31, 2006.

As of October 31, 2008, Large-Cap Core Research Fund, Structured Emerging Markets Fund and each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Dividend Income Portfolio	CitiGroup	^$2,292,736
International Equity Portfolio	—	^$ –
Large-Cap Core Research Fund	JPMorgan Chase & Co.	^$ 229,061
Structured Emerging Markets Fund	—	^$ –

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting ^firm for the ^Funds and Portfolios, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI^.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Dividend Income Fund
Dividend Income Portfolio
Eaton Vance International Equity Fund
International Equity Portfolio
Eaton Vance Large-Cap Core Research Fund
(Accession No. 0001104659-08-078835)
Eaton Vance Structured Emerging Markets Fund
(Accession No. 0000950156-08-000338)

38

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

Distribution and
				CDSC Paid to	Total Distribution	Service Fees Paid
	Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	to Investment
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	Dealers
Dividend Income	^$1,518,522	^$1,293,389	$225,133	$6,000	$452,477	$126,833
International Equity	^ 95,142	^ 80,895	^ 14,247	^ 0	^ 15,844	^ 4,443
Large-Cap Core Research	^ 29,513	^ 25,111	^ 4,402	^ 0	^ 17,625	^ 7,663
Structured Emerging Markets	^ 566,172	^ 513,163	^ 53,009	^66,000	^230,200	^ 29,377

For the fiscal years ended October 31, 2007 and October 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	October 31, 2007	October 31, 2007	October 31, 2006	October 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Dividend Income^	$2,348,101	$351,786	$^578,046(1)	$86,442(1)
International Equity^	59,254	9,798	4,753(2)	859(2)
Large-Cap Core Research	40,335	7,028	16,769	2,526
Structured Emerging Markets^	670,520	45,053	1,634(3)	234(3)

(1)	For the period from the start of business, November 30, 2005, to October 31, 2006.
(2)	For the period from the start of business, May 31, 2006, to October 31, 2006.
(3)	For the period from the start of business, June 30, 2006, to October 31, 2006.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

39

Dividend Income Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^–34.35%	^–2.63%
Before Taxes and Including Maximum Sales Charge		^–38.12%	^–4.58%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–35.20%	^–3.81%
After Taxes on Distributions and Including Maximum Sales Charge		^–38.92%	^–5.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–21.10%	^–2.14%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–23.62%	^–3.79%
Class A shares commenced operations on November 30, 2005.
International Equity Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^–47.91%	^–11.58%
Before Taxes and Including Maximum Sales Charge		^–50.92%	^–13.72%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–48.00%	^–11.66%
After Taxes on Distributions and Including Maximum Sales Charge		^–51.00%	^–13.80%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–30.64%	^–9.49%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–32.63%	^–11.26%
Class A shares commenced operations on May 31, 2006.
Large-Cap Core Research Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–31.29%	3.36%	2.19%
Before Taxes and Including Maximum Sales Charge	^–35.24%	2.15%	1.33%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–31.60%	2.99%	1.92%
After Taxes on Distributions and Including Maximum Sales Charge	^–35.53%	1.78%	1.07%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–19.66%	2.96%	1.94%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–22.26%	1.96%	1.22%
Class A shares commenced operations on November 1, 2001.
Structured Emerging Markets Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^–52.10%	^–7.26%
Before Taxes and Including Maximum Sales Charge		^–54.86%	^–9.58%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–52.16%	^–7.31%
After Taxes on Distributions and Including Maximum Sales Charge		^–54.92%	^–9.63%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–33.58%	^–5.98%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–35.39%	^–7.92%
Class A shares commenced operations on June 30, 2006.
40

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Dividend Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	24.0%
	Prudential Investment Management Service	Newark, NJ	5.2%
International Equity Fund	Charles Schwab & Co. Inc.	San Francisco, CA	33.7%
	SEI Private Trust Company	Oaks, PA	5.0%
Large-Cap Core Research Fund	Charles Schwab & Co. Inc.	San Francisco, CA	41.3%
	Patterson & Co. FBO Eaton Vance Master Tr for Ret Plan	Charlotte, NC	8.0%
	Patterson & Co. FBO Eaton Vance Mgt PS/MP Self-Directed	Charlotte, NC	6.1%
Structured Emerging Markets Fund	Charles Schwab & Co. Inc.	San Francisco, CA	21.9%
	American Bureau of Shipping Defined Benefit Plan	Houston, TX	6.2%

^

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

41

APPENDIX B

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid by
	Principal Underwriter to	Distribution Fee				Service Fees
	Investment	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers
Dividend Income	$835,940	^$1,089,394	$40,000	^$9,310,000 (8.6%)	$363,132	$278,656
International Equity	^ 13,235	^ 15,688	^ 1,000	^ 91,000 (6.7%)	^ 5,229	^ 4,412
Structured Emerging Markets	^112,230	^ 97,913	^12,000	^1,166,000 (11.9%)	^ 32,638	^ 37,409

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–34.86%	^–3.41%
Before Taxes and Including Maximum Sales Charge	^–35.47%	^–3.41%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–35.61%	^–4.46%
After Taxes on Distributions and Including Maximum Sales Charge	^–36.22%	^–4.46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–21.56%	^–2.80%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–21.95%	^–2.80%
Class C shares commenced operation on November 30, 2005.

42

International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–48.33%	^–12.25%
Before Taxes and Including Maximum Sales Charge	^–48.84%	^–12.25%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–48.40%	^–12.31%
After Taxes on Distributions and Including Maximum Sales Charge	^–48.91%	^–12.31%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–31.00%	^–10.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–31.34%	^–10.08%
Class C shares commenced operations on May 31, 2006.
Structured Emerging Markets Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–52.50%	^–8.00%
Before Taxes and Including Maximum Sales Charge	^–52.97%	^–8.00%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–52.55%	^–8.05%
After Taxes on Distributions and Including Maximum Sales Charge	^–53.02%	^–8.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–33.92%	^–6.64%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–34.23%	^–6.64%
Class C shares commenced operations on June 30, 2006.

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	20.2%
	Citigroup Global Markets, Inc.	New York, NY	8.8%
International Equity Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	13.0%
	Kyle M. Carpenter and Shelley T. Carpenter JTWROS	Edina, MN	6.0%
Structured Emerging Markets Fund	Merrill Lynch, Pierce, Fenner & Smith Incorporated	Jacksonville, FL	22.4%
	Citigroup Global Markets, Inc.	New York, NY	19.3%
	Morgan Stanley	Jersey City, NJ	7.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

43

APPENDIX C

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 31, 2006 for Dividend Income Fund and September 3, 2008 for Large-Cap Core Research Fund reflects the total return of the Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.^

Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–34.28%	^–2.41%
Before Taxes and Including Maximum Sales Charge	^–34.28%	^–2.41%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–35.15%	^–3.64%
After Taxes on Distributions and Including Maximum Sales Charge	^–35.15%	^–3.64%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–21.01%	^–1.96%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–21.01%	^–1.96%
Class I shares commenced operation on January 31, 2006.
International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–47.79%	^–11.38%
Before Taxes and Including Maximum Sales Charge	^–47.79%	^–11.38%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–47.88%	^–11.46%
After Taxes on Distributions and Including Maximum Sales Charge	^–47.88%	^–11.46%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–30.54%	^–9.31%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–30.54%	^–9.31%
Class I shares commenced operations on May 31, 2006.

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Large-Cap Core Research Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–31.23%	^3.38%	^2.20%
Before Taxes and Including Maximum Sales Charge	^–31.23%	^3.38%	^2.20%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–31.68%	^2.90%	^1.86%
After Taxes on Distributions and Including Maximum Sales Charge	^–31.68%	^2.90%	^1.86%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–19.78%	^2.86%	^1.86%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–19.78%	^2.86%	^1.86%
Class I shares commenced operations on September ^3, 2008.
Structured Emerging Markets Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		^–51.99%	^–7.08%
Before Taxes and Including Maximum Sales Charge		^–51.99%	^–7.08%
After Taxes on Distributions and Excluding Maximum Sales Charge		^–52.06%	^–7.12%
After Taxes on Distributions and Including Maximum Sales Charge		^–52.06%	^–7.12%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		^–33.48%	^–5.79%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		^–33.48%	^–5.79%
Class I shares commenced operations on June 30, 2006.

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Dividend Income Fund	RBC Capital Markets Corp.	Thomaston, CT	6.7%
	FBO Thomaston Savings Bank Foundation Inc.
International Equity Fund	Charles Schwab & Co. Inc.	San Francisco, CA	25.7%
	NFS LLC FEBO Houston Ballet Foundation	Houston, TX	18.1%
	SEI Private Trust Company	Oaks, PA	11.2%
	SEI Private Trust Company	Oaks, PA	7.6%
	Jewish Community Federation of San Francisco	San Francisco, CA	6.2%
	Patterson & Co. FBO Eaton Vance Master Tr for Ret Plan	Charlotte, NC	5.3%
Large-Cap Core Research Fund	Charles Schwab & Co. Inc.	San Francisco, CA	75.0%
Structured Emerging Markets Fund	Charles Schwab & Co. Inc.	San Francisco, CA	32.0%
	Knotfloat & Co.	Boston, MA	23.4%
	NFS LLC FEBO Bank of America NA	Dallas, TX	5.5%

^

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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APPENDIX D

Class R Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows for Dividend Income Fund (1) distribution fees paid to the principal underwriter under the Distribution Plan, (2) total service fees paid, and (3) service fees paid to investment dealers. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

	Distribution Fee		Service Fees
	Paid to	Total Service	Paid to
	Principal Underwriter	Fees Paid	Investment Dealers
Dividend Income Fund	$195	$198	$198

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 31, 2006 for Dividend Income Fund and September 3, 2008 for Large-Cap Core Research Fund reflects the total return of the Class A shares calculated at net asset value. The total return shown below has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–34.63%	^–2.82%
Before Taxes and Including Maximum Sales Charge	^–34.63%	^–2.82%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–35.44%	^–3.96%
After Taxes on Distributions and Including Maximum Sales Charge	^–35.44%	^–3.96%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–21.32%	^–2.31%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–21.32%	^–2.31%
Class R shares commenced operations on January 31, 2006.

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Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

	Dividend Income Fund	NFS LLC FEBO NFS/FMTC Rollover IRA FBO John E. Moorman	Dayton, OH	60.0%
		MG Trust Company Cust. FBO Sass, Moore & Associates 401(K) P/S	Denver, CO	14.4%
		NFS LLC FEBO Clive Bubb, Carole Bubb, Susan Frank U/A 10/09/1999	Webster, NY	7.8%
^

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

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APPENDIX E

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

48

proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

50

to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

• The client, in the case of an individual or corporate client;

• In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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APPENDIX G

EAGLE GLOBAL ADVISORS, L.L.C. PROXY VOTING POLICIES

I.Introduction

Eagle Global Advisors, L.L.C. (the “Adviser”) has each adopted and implemented policies that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies reflect the Securities and Exchange Commission (“SEC”) requirements governing Adviser and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of the Adviser’s clients) may seek insight from the Adviser’s analysts and portfolio managers on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines in conjunction with recommendations from Institutional Shareholder Services when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  The Adviser will support the election of directors that result in a Board made up of a majority of independent directors.
  The Adviser will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.

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  The Adviser will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Adviser will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s), to determine when or if it may be appropriate to exceed these guidelines.

  The Adviser will typically vote against plans that have any of the following structural features:
  Ability to re-price underwater options without shareholder approval.
  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  Automatic share replenishment (“evergreen”) feature.
  The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  Using restricted stock grants instead of options.

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance. The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Adviser will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.

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  The Adviser will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.
  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis on board approved proposals regarding changes to a company’s capitalization; however, the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Adviser recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest its clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Adviser Will Abstain or Take No Action From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to its clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser will take no action from voting. The Adviser will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below in Section V.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

A copy of the Adviser’s proxy voting policies and procedures;

Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);

A record of each vote cast*;

A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

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Identification and Resolution of Conflicts with Clients

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps:

  Quarterly, the Proxy Administrator will compile a list of significant clients or prospective clients of the Adviser (the “Conflicted Companies”). A Conflicted Company is a company/client that makes up more than 10% of the Advisors revenue or a company where the Advisors is also a finalist for new business that makes up more than 10% of the Advisors revenue.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer.

*A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of copies and an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system. The person responsible for voting proxies shall maintain a record detailing for each company- in the form of copies and an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

a.	The name of the issuer of the portfolio security;
b.	The exchange ticker symbol of the portfolio security;
c.	Whether the registrant cast its vote for or against management.

The Eaton Vance Chief Legal Officer and Chief Equity Investment Officer will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund its board of directors, or any committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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APPENDIX H

PARAMETRIC PORTFOLIO ASSOCIATES PROXY VOTING POLICY

Introduction

Proxy voting policies and procedures are required by Rule 206(4)-6 of the Investment Advisers Act of 1940. Parametric Portfolio Associates’ Proxy Voting policy and Procedures are currently effective.

General Policy

We recognize our responsibility to exercise voting authority over shares we hold as fiduciary. Proxies increasingly contain controversial issues involving shareholder rights, corporate governance and social concerns, among others, which deserve careful review and consideration. Exercising the proxy vote has economic value for our clients, and therefore, we consider it to be our fiduciary duty to preserve and protect the assets of our clients including proxy votes for their exclusive benefit.

It is our policy to vote proxies in a prudent and diligent manner after careful review of each company's proxy statement. We vote on an individual basis and base our voting decision exclusively on our reasonable judgment of what will serve the best financial interests of our clients, the beneficial owners of the security. Where economic impact is judged to be immaterial, we typically will vote in accordance with management’s recommendations. In determining our vote, we will not and do not subordinate the economic interests of our clients to any other entity or interested party.

Our responsibility for proxy voting for the shareholders of a particular client account will be determined by the investment management agreement or other documentation. Upon establishing that we have such authority, we will instruct custodians to forward all proxy materials to us.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting. In addition to voting proxies, we will

•Provide clients with this proxy voting policy, which may be updated and supplemented from time to time;

•Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;

•Keep records of such proxy voting available for inspection by the client or governmental agencies – to determine whether such votes were consistent with policy and demonstrate that all proxies were voted; and

•Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

Voting Policy

We generally vote with management in the following cases:

•“Normal” elections of directors

•Approval of auditors/CPA

•Directors’ liability and indemnification

•General updating/corrective amendments to charter

•Elimination of cumulative voting

•Elimination of preemptive rights

•Capitalization changes which eliminate other classes of stock and voting rights

•Changes in capitalization authorization for stock splits, stock dividends, and other specified needs

•Stock purchase plans with an exercise price of not less than 85% fair market value

•Stock option plans that are incentive based and are not excessive

•Reductions in supermajority vote requirements

•Adoption of anti-greenmail provisions

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We generally will not support management in the following initiatives:

•Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interest of existing shareholders

•Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

•Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•Amendments to by-laws which would require super-majority shareholder votes to pass or repeal certain provisions

•Classified boards of directors

•Re-incorporation into a state which has more stringent anti-takeover and related provisions

•Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

•Excessive compensation or non-salary compensation related proposals

•Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under our fiduciary obligations, it is inappropriate to use client assets to carry out such social agendas or purposes. Therefore, shareholder proposals are examined closely for their effect on the best interest of shareholders (economic impact) and the interests of our clients, the beneficial owners of the securities.

When voting shareholder proposals, initiatives related to the following items are generally supported:

•Auditors attendance at the annual meeting of shareholders

•Election of the board on an annual basis

•Equal access to proxy process

•Submit shareholder rights plan poison pill to vote or redeem

•Revise various anti-takeover related provisions

•Reduction or elimination of super-majority vote requirements

•Anti-greenmail provisions

We generally will not support shareholders in the following initiatives:

•Requiring directors to own large amounts of stock before being eligible to be elected

•Restoring cumulative voting in the election of directors

•Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-
business nature or would provide no pertinent information from the perspective of shareholders

•Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts of restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principals.

Proxy Committee

The Proxy Committee is responsible for voting proxies in accordance with Parametric Portfolio Associates’ Proxy Voting Policy. The committee maintains all necessary corporate meetings, executes voting authority for those meetings, and maintains records of all voting decisions.

The Proxy Committee consists of the following staff:

•Proxy Administrator •Proxy Administrator Supervisor •Portfolio Management Representative •Chief Investment Officer

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In the case of a conflict of interest between Parametric Portfolio Associates and its clients, the Proxy Committee will meet to discuss the appropriate action with regards to the existing voting policy or outsource the voting authority to an independent third party.

Recordkeeping

Proxy Voting records are maintained for 5 years. Records can be easily retrieved and accessed via our third party vendor.

In addition to maintaining voting records, Parametric Portfolio Associates maintains the following:

•Current voting policy and procedures; •All written client requests as they relate to proxy voting; and, •Any material research documentation related to proxy voting.

To Obtain Proxy Voting Information

Clients have the right to access any voting actions that were taken on their behalf. Upon request, this information will be provided free of charge.

Toll-free phone number: 1-800-211-6707

E-mail address: proxyinfo@paraport.com

Due to confidentiality, voting records will not be provided to any third party unless authorized by the client.

PROXY VOTING PROCEDURES

These procedures should be read in connection with the Proxy Voting Policy.

•All proxies must be voted where such voting authority has been authorized.

•Non-routine proxies must be forwarded to the appropriate analyst/portfolio manager for review.

•Analysts/portfolio managers must complete, sign and return the proxy forms.

•Routine proposals will be voted in a manner consistent with the firm’s standard proxy voting policy and will be voted accordingly unless notified otherwise by the analyst/portfolio manager.

•Non-routine proposals (i.e., those outside the scope of the firm’s standard proxy voting policy) will be voted in accordance with analyst/portfolio manager guidance, and such rational will be documented via the Non-routine
Proxy Voting Form (below).

•Periodically, Parametric Compliance will distribute a list of potentially Conflicted Companies to the Proxy
Administrator. This list consists of corporate affiliates and significant business partners and is prepared by the
Company’s parent company Eaton Vance. When presented with proxies of Conflicted Companies, the Proxy
Administrator shall:

     *If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the CCO and Chief Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

     *If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Committee will seek instruction on how the proxy should be voted from members of the Proxy Committee.

     If deemed necessary, the Proxy Committee may seek instructions from:

     The client, in the case of an individual or corporate client;

     In the case of a Fund its board of directors, or any committee identified by the board; or

     The adviser, in situations where the Adviser acts as a sub-adviser or overlay manager to such adviser.

     If the client, fund board or adviser, as the case may be, does not instruct the Adviser on how to vote the proxy, the Adviser will generally vote according to the guidelines, in order to avoid the appearance of impropriety. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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NON-ROUTINE PROXY VOTING FORM

DATE:______________________
CUSIP:______________________
TICKER:______________________

ISSUE SUMMARY:

PORTFOLIO MANAGER CONCLUSION AND RATIONAL:

PORTFOLIO MANAGER SIGNOFF: _______________________________________________________________	________________________
NAME	TITLE

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

Eaton Vance Emerging Markets Local Income Fund Eaton Vance Global Macro Fund Eaton Vance International Income Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and the Portfolios. The Funds and Portfolios are non-diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^26
Investment Restrictions	11^	Sales Charges	27^
Management and Organization	13	Performance	29
Investment Advisory and Administrative Services	20^	Taxes	31
Other Service Providers	25^	Portfolio Securities Transactions	35^
Calculation of Net Asset Value	25	Financial Statements	37^

Appendix A: Class A Fees, Performance and Ownership	38	Appendix D: ^Eaton Vance Funds Proxy Voting Policies and Procedures	^49
Appendix B: Class I Fees, Performance and Ownership	^40	Appendix E: ^Adviser Proxy Voting Policies	^51
Appendix C: Ratings	^41

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the ^Fund prospectus dated^ March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

^

STRATEGIES AND RISKS

The primary strategies of the Funds and the Portfolios are described in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).^ Each Fund may engage in the same investment strategies and practices as its corresponding Portfolio.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-income securities may provide the holder with the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

Certain securities may permit the issuer to "call" or redeem the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A portion of each Portfolio will generally consist of fixed-income securities. However, each Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing a Portfolio’s investment in income producing securities. Bonds will tend to be acquired for current income and reasonable stability of capital. The percentages of assets invested in fixed-income securities and the type of such securities held by each Portfolio will vary and may include a broad range of quality in rated and unrated investments, as described in the prospectus.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

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American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder ^rights and ^may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using ^forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. ^Deliverable and non-deliverable forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or ^forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Markets. Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries are comparatively undeveloped. Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Due to market illiquidity, capital restrictions, withholding taxes and portfolio allocation considerations, a portfolio may obtain synthetic exposure to emerging markets by holding derivatives along with cash equivalents, Treasuries, Agency

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MBS, or other high credit quality investments. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of a Portfolio’s income, gains or initial capital from these countries can occur.

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Lower Rated Securities. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. The value of Fund shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense. For a description of corporate bond ratings, see Appendix C.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance total return (which may be considered speculative) to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter options on securities, indices or currencies, including exotic options; the purchase of put options and the sale of call options on securities held, equity swaps, and the purchase and sale of currency futures, forward foreign currency exchange contracts; forward rate agreements; warrants; interest rate, total return, credit default and currency swaps.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and

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regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of a Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options may be used and may entail greater credit and liquidity risk than those contracts traded on a CFTC-regulated exchange.

A put option on a security may be written only if the investment adviser intends to acquire the ^security. Call options written on securities by ^a Portfolio ^will be covered by ownership of the securities subject to the call option or an offsetting option.

Credit Derivatives. Credit derivatives are instruments that derive their value from the credit risks of an entity or group of entities and may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time each Portfolio may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swap agreements, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will be limited to a rating of BBB or higher by a nationally recognized statistical rating organization.

Credit Default Swap Contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked ^Notes, Credit Options and ^Similarly Structured Investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference obligation"). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

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Interest Rate and Total Return Swaps and Forward Rate Agreements. The Portfolios may enter into interest rate and total return swap agreements. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange with another party of each party’s respective commitment to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Global Macro Portfolio will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Emerging Markets Local Income and International Income Portfolios may ^enter into interest rate and total return swaps in which payments are not netted or on a net basis^.

^Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as ^being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

Each Portfolio may also enter forward rate agreements. Under these agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

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Derivatives on Economic Indices. Each Portfolio may trade derivatives on economic data releases, such as, but not limited to, employment, retail sales, industrial production, inflation, consumer sentiment and economic growth to minimize exposure to adverse market movements in response to the release of economic data and to enhance return. Derivatives on economic indices are currently offered in an auction format and are booked and settled as OTC options. Participants buy and sell these options by submitting limit order bids and offers. Auctions take place at least 24 hours prior to the release of the applicable economic data. At the close of the auction, orders are filled at the best available price, but within the parameters of the order. Prices of the options are based on the relative demand for their implied outcome. Derivatives on economic statistics are subject to risks similar to those applicable to the derivative instruments described above but may also be subject to additional liquidity risk.

Short Sales. Each Portfolio may seek to hedge investments or realize additional gains through short ^sales of securities. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. ^When a Portfolio is ^required to ^return the ^borrowed ^security, it ^typically will purchase the ^security in the ^open market. The price at such time may be more or less than the price at which the ^Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or ^interest, which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

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^MBS. A Portfolio’s investments in ^MBS may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped MBS, floating rate MBS ^listed under "Indexed Securities" and certain classes of multiple class collateralized mortgage obligations (as described below). MBS differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other MBS on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

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While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

Asset-^Backed Securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial ^MBS, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of a Fund. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized Mortgage Obligations ("CMOs"). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage ^lenders, which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate

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(LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor."^

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Stripped Mortgage-Backed Securities ("SMBS"). A Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Portfolio’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of a Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only ("IO") and principal only ("PO") securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate MBS. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not MBS, index amortizing notes and other callable securities

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are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the MBS. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), each Fund may not be able to easily sell auction rate securities it holds and ^the auction agent may lower the rate ^paid to holders of such securities. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular remarketing or auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moveover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

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Real Estate Investment Trusts. A Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs indirectly through a Portfolio, a Fund will bear REIT expenses in addition to Portfolio expenses.

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Equity Investments. Equity investments include common stocks, other equity securities and/or non-income producing equity securities. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. Each Portfolio may also purchase warrants. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s)

9

requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Lending Portfolio Securities. As described in the prospectus, a Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand.

^A Portfolio may also seek to earn income and enhance total return on securities loans by reinvesting cash collateral in any other securities consistent with ^a Portfolio’s investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that they normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the prospectus and in this ^SAI.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, restrictions and risk considerations described in the prospectus and ^SAI.

^A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares of Global Macro Fund and Class A shares of ^International Income Fund at net asset value and will not be subject to any sales ^charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of

10

dealers willing to purchase the security. If each Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, each Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Money Market Instruments. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, ^the investment adviser judges such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Warrants. A Portfolio may from time to time invest a portion of their assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what ^the investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rates of each Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains^. ^Historical turnover ^rate(s) are included in the ^Financial Highlights table(s) in the ^prospectus.^

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from a Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

11

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts;

(6)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

^

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio. In addition, each Portfolio may not invest in other open-end management investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act to the extent that the Fund or any other investor in the Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by each ^Fund and each Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of a Fund or its other investors. Each ^Fund and each Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to

12

procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and each Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a ^Fund and each Portfolio to dispose of such security or other asset. However, a Fund and each Portfolio ^must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and thereafter at Two International Place, Boston, Massachusetts ^02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.  ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used below, "EMLIP" refers to Emerging Markets Local Income Portfolio", “GMP" refers to Global Macro Portfolio and "IIP" refers to International Income Portfolio.

^

Number of Portfolios
in Fund Complex
	Trust and Portfolios	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
		the Trust since	and BMR, and Director of EVD. Trustee and/or officer of 173 registered
		2002	investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	^Of the Trust and	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63		GMP since 2005	Harvard University Graduate School of Business Administration.
and of EMLIP and
IIP since 2007

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	^Of the Trust and	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47		GMP since 2003	company) (since 2006). Formerly, President and Chief Executive
		and of EMLIP and	Officer, Prizm Capital Management, LLC (investment management
		IIP since 2007	firm) (2002-2005).

13

Number of Portfolios
in Fund Complex
	Trust and Portfolios	Term of Office and			Overseen By
Name and Date of Birth	Position(s)	Length of Service		Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

RONALD A. PEARLMAN	Trustee	^Of the Trust and		Professor of Law, Georgetown University Law Center.	^173	None
7/10/40		GMP since 2003
and of EMLIP and
IIP since 2007
^

HELEN FRAME PETERS	Trustee	Since 2008		Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48				Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).			banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007		Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53				management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
				President ^(2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm).	Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	^Of the Trust and		Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		GMP since 1998		and Professor of Law (2001-2006), University of California at Los
		and of EMLIP and	Angeles School of Law.
IIP since 2007

RALPH F. VERNI	Chairman of the	Chairman of the		Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Board since 2007,
Trustee of the Trust
and BIP, FRP, GMP,
HIP, IGIP and IP
since 2005 and of
EMLIP and IIP since
2007

(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Term of Office and
Name and Date of Birth	Trust and Portfolios Positions(s)		Length of Service		Principal Occupation(s) During Past Five Years

^
WILLIAM H. AHERN, JR.	Vice President of the Trust		Since 1995		Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59				by Eaton Vance or BMR.

JOHN R. BAUR	Vice President		Vice President of the Trust since		Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			2008 and of the Portfolios since		Management, Cornell University (2002-2005), and prior thereto he was an Account Team
		2007			Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President		Vice President of the Trust since		Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			2008 and of the Portfolios since	by Eaton Vance or BMR.
2007

CYNTHIA J. CLEMSON	Vice President of the Trust		Since 2005		Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63				by Eaton Vance or BMR.

14

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^ Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	^Vice President of the Trust, EMLIP	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72	and IIP		by Eaton Vance or BMR.
^

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

^

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	^Vice President of the Trust, EMLIP,	Of the Trust and GMP since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61	GMP and IIP	and of EMLIP and IIP since 2007	by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	^Vice President of the Trust and	Vice President of the Trust and	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49	President of EMLIP, GMP and IIP	President of EMLIP and IIP since	by Eaton Vance or BMR.
2007; President of GMP since
2002
^

ADAM A. WEIGOLD	Vice President of the Trust	^Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of each	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		Portfolio since 2008^	managed by Eaton Vance or BMR.

^

15

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR.	Officer of ^173 registered investment companies
5/24/60		Legal Officer since 2008	managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Of the Trust and GMP since 2004	Vice President of Eaton Vance and BMR.	Officer of ^173 registered investment companies
7/11/53		and of EMLIP and IIP since 2007	managed by Eaton Vance or BMR.

^

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee each ^Fund and each Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each ^Fund and each Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each ^Fund and each Portfolio’s compliance with legal and regulatory requirements that relate to each ^Fund and each Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the ^Contract Review Committee. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the ^Board of Trustees. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees

16

identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened three times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened twice.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
^
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	^Peters(2)	Steiger(2)	Stout(2)	Verni(2)

Emerging Markets
Local Income Fund	None	None	None	None	None	None^	None	None	None
Global Macro Fund	None	None	None	None	None	None^	None	None	None
International
Income Fund	None	None	None	None	None	None^	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by
Trustee in the Eaton
Vance Family of							^
Funds	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	^None	None	over 100,000(3)	over $100,000(3)

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

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Trustees of ^the Funds and Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^the Funds and Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of the Funds and Portfolios, and will not obligate ^the Funds and Portfolios ^to retain the services of any Trustee or obligate ^the Funds and Portfolios ^to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees^.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and each Portfolio, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1) :^

^
	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni

Trust(2)	$^15,798	$^15,545	$^15,541	$^15,798	$ n/a	$^16,040	$^16,706	$^20,891
Emerging Markets Local Income Portfolio	^687	^681	^716(3)	^687	n/a	^645	^ 690(4)	^ 995(5)
Global Macro Portfolio	^2,176	^2,099	^2,136(3)	^2,176	n/a	^2,160	^2,331(4)	^ 3,355(5)
International Income Portfolio	^286	^283	^284(3)	^286	n/a	^284	^ 288(4)	^ 309(5)
Trust and Fund Complex(1)	^212,500	^204,167	^209,167(6)	^212,500	204,167	^204,167	^224,167(7)	^319,167(8)

(1)	As of March 1, 2009, the Eaton Vance fund complex consists of 173 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figure for the Trust and Fund Complex is estimated for the calendar year ended December 31, 2008 based on the amounts she would have received if she had been a Trustee for the full 2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, 2008. For the fiscal year ended October 31, 2008, Mr. Reamer received Trustee fees of $14,535 from the Trust, $731 from Emerging Markets Local Income Portfolio, $1,770 from Global Macro Portfolio and $266 from International Income Portfolio. For the calendar year ended December 31, 2008, he received $166,667 from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of October 31, ^2008.
(3)	Includes deferred compensation as follows: Emerging Markets Local Income Portfolio – $^265, Global Macro Portfolio – $1,^255 and International Income Portfolio – $^43.
(4)	Includes deferred compensation as follows: Emerging Markets Local Income Portfolio – $^132, Global Macro Portfolio – $^714 and International Income Portfolio – $^24.
(5)	Includes deferred compensation as follows: Emerging Markets Local Income Portfolio – $^521, Global Macro Portfolio – $^2,^471 and International Income Portfolio – $^84.
(6)	Includes $80,000 of deferred compensation.
(7)	Includes $45,000 of deferred compensation.
(8)	Includes $^157,^500 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that

18

purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 for GMP and on March 12, 2007 for EMLIP and IIP and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it

19

receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the ^Fund Policy and investment adviser Policies, see Appendix D and Appendix E, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. ^As described in the prospectus, an investment adviser manages ^Fund and Portfolio investments and affairs ^and provides related office facilities and personnel subject to the supervision of the ^relevant Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold ^and what portion, if any, of ^assets will be held uninvested. ^Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees ^who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities. ^A description of ^each investment advisory agreement is set forth ^below.

^

Emerging Markets Local Income Fund and Portfolio. For a description of the compensation paid to the investment adviser on Investable Assets of the Fund and average daily net assets of the Portfolio up to $1 billion, see the prospectus. On Investable Assets and average daily net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

Fund Investable Assets or Portfolio Average Daily Net Assets	Annual Fee Rate
for the Month	(for each level)

$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%

At October 31, 2008, the Fund had net assets of $1,528,807. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the Fund paid no advisory fees directly. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, Eaton Vance was allocated $74,465 and $29,211, respectively of the Fund’s operating expenses.

At October 31, 2008, the Portfolio had net assets of $5,024,094. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the advisory fee of Emerging Markets Local Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the investment advisory fees for the Portfolio totaled $435,344 and $114,815, respectively, of which $51,355 and $40,775, respectively, was allocated from Cash Management Portfolio and $383,989 and $74,040, respectively, was paid or accrued directly by the Portfolio.

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Global Macro Fund. For a description of the compensation paid to the investment adviser ^on Investable Assets of the Fund up to $500 million, see the prospectus. On ^Investable Assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

Annual Fee Rate
^Investable Assets for the Month	(for each level)

$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

At October 31, ^2008, the Fund had net assets of $^54,468,^117. For the fiscal year ended October 31, 2008, and for the period from the start of business, June 27, 2007, to October 31, 2007, the Fund ^paid no ^advisory fees. ^For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, Eaton Vance was allocated $64,511 and $50,^715, respectively, of the Fund’s operating expenses.

Global Macro Portfolio. For a description of the compensation paid to the investment adviser, see the Prospectus. The following table sets forth the net assets of Global Macro Portfolio and the advisory fees ^earned during the three fiscal years ^ended October 31, 2008:

Net Assets at		Advisory Fee for Fiscal Years Ended
^October 31, 2008	^October 31, 2008	^October 31, 2007	^October 31, 2006

$^845,020,902	$^4,843,386(1)	$^2,713,279	$^2,172,996

(1)	For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of Global Macro Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fees for the Portfolio totaled $5,091,334 of which $247,948 was allocated from Cash Management Portfolio and $4,843,386 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fees for the Portfolio totaled $3,311,^469 of which $598,217 was allocated from Cash Management Portfolio and $2,713,279 was paid or accrued directly by ^the Portfolio.

^

International Income Fund and Portfolio. For a description of the compensation paid to the investment adviser ^on Investable Assets of the Fund ^and average daily net assets of the Portfolio ^up to $1 billion, see the prospectus. On Investable Assets and average daily net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

^Fund Investable Assets or Portfolio ^Average Daily Net Assets	Annual Fee Rate
^for the Month	(for each level)

$1 billion but less than $2 billion	0.^600%
$2 billion but less than $5 billion	0.^575%
$5 billion and over	0.^550%

At October 31, ^2008, the Fund had net assets of $^5,^517,^331. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the Fund ^paid no ^advisory ^fees directly. ^For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, Eaton Vance was allocated $^89,382 and $55,^619, respectively of the Fund’s operating expenses^.

^

At October 31, ^2008, ^the Portfolio had net assets of $^33,^754,^679. For the ^fiscal year ended October 31, ^2008 and ^for the period from the start of business, June 27, ^ ^2007, to October 31, 2007, the advisory fee of International Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. ^For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the ^investment advisory ^fees for the Portfolio totaled $206,482 and $45,^358, respectively, of which $10,833 and $3,^983, respectively, was allocated from Cash Management Portfolio and $195,649 and $41,^375, respectively, was paid or accrued directly by ^the Portfolio.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the ^Trust, in the case of a Fund, or a Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and

21

(ii) by the Board of Trustees of the ^Trust, in the case of a Fund, or a Portfolio or by vote of a majority of the outstanding voting securities of the ^Portfolio or Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. ^Puhy, ^Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. ^Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each ^Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Portfolio or a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio managers of each Fund and Portfolio are Mark S. Venezia, John R. Baur and Michael A. Cirami. Each portfolio manager manages other investment companies and/or investment accounts in addition to each Fund and Portfolio. The following table shows, as of the Fund’s and the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee

Mark S. Venezia
Registered Investment Companies(1)
	^10	$4,^450.^8(2)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	^1	$0.5	0	$0
John R. Baur^
Registered Investment Companies	6	$^61.^3(2)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	^1	$0.5^	0	$0
Michael A. Cirami^
Registered Investment Companies	6	$^61.^3(2)	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	^1	$0.5^	0	$0

^

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*	In millions of dollars.
(1)	Numbers provided include an investment company structured as a fund of funds which invests in Eaton Vance funds advised by other portfolio managers.
(2)	Certain of the funds that Messrs. Venezia, Baur and Cirami serve as portfolio managers may invest in underlying portfolios that they also serve as portfolio manager.

^

The following table shows the shares beneficially owned of the Funds as of each Fund’s most recent fiscal year ended October 31, ^2008 and in all Eaton Vance Funds as of December 31, 2008. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Emerging Markets Local Income
Fund
Mark S. Venezia	None	$500,001 - $1,000,000
John R. Baur^	None	$100,001 - $500,000
Michael A. Cirami^	None	$100,001 - $500,000
Global Macro Fund
^
Mark S. Venezia	$500,001-$1,000,000	$500,001 - $1,000,000
John R. Baur^	None	$100,001 - $500,000
Michael A. Cirami^	None	$100,001 - $500,000
International Income Fund
Mark S. Venezia	None	$500,001 - $1,000,000
John R. Baur^	None	$100,001 - $500,000
Michael A. Cirami^	None	$100,001 - $500,000

^

It is possible that conflicts of interest may arise in connection with ^a portfolio ^manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he ^advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he ^believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for ^Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures

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include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Global Macro Portfolio has engaged BMR to act as its Administrator under an Administration Agreement. The Administration Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of Global Macro Portfolio and (ii) by the vote of a majority of those Trustees of Global Macro Portfolio who are not interested persons of the Portfolio or of the Administrator. Under the Administration Agreement, BMR is obligated to provide oversight of custodial services to Global Macro Portfolio and provide certain valuation, legal, accounting and tax assistance and services in connection with certain investments. In return, Global Macro Portfolio pays BMR as compensation under the Administration Agreement a monthly fee in the amount of 0.0125% (equivalent to 0.15% annually) of the average daily net assets of Global Macro Portfolio. For the fiscal ^year ended October 31, ^2006, Global Macro Portfolio paid BMR administration fees of $732,^529. Effective June 22, ^2007 and in connection with the amendment of Global Macro Portfolio’s investment advisory agreement, BMR agreed to waive in its entirety the administration fee payable by Global Macro Portfolio. For the period from November 1, 2006 through June 21, 2007, Global Macro Portfolio paid administration fees of $648,976, equal to 0.15% (annualized) of average daily net assets.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

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Emerging Markets Local Income	Global Macro	International Income
$^81	$^925	$^283

Expenses. Each Fund and each Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. ^State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusets 02116, serves as ^Fund and ^Portfolio custodian. State Street has custody of all cash and securities representing a Fund’s ^Portfolio interest, has custody of ^Portfolio assets, maintains the ^Portfolio and ^Fund general ledger and computes the daily net asset value of Portfolio interests in each Portfolio and ^Fund net asset ^values per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper ^instructions. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential Fund or Portfolio custodial or other relationships ^with such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund and Portfolio is computed by State Street (as agent and custodian for each Fund and Portfolio) by subtracting the liabilities of the Fund and Portfolio from the value of its total assets. Each Fund and each Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any

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additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Fund’s and Portfolio’s assets under normal market conditions. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate ^MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges ^are generally valued at closing settlement prices. An exchange-traded ^option is valued on the valuation day at the last sale price from any exchange on which the option is listed. If no such sales are reported, such portion will be valued at the mean of the closing ^bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty ^to the options) on the valuation day. Non-exchange traded derivatives are normally valued on the ^basis of quotes obtained from brokers and ^dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by ^market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust or Portfolio. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against the U.S. dollar on one of the principal markets for such currencies. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time ^a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Tr ustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Foreign securities and currencies held by the ^Funds or ^Portfolios are valued in U.S. dollars, as calculated by ^State Street based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by ^a Fund or a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange. In adjusting the value of foreign equity securities, the ^Funds or ^Portfolios may rely on an independent fair valuation service.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is

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applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

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SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A ^shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in each Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

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Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. Exchanges may be made into the same class of another Eaton Vance fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

^

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.30% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on ^April 23, 2007. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in ^a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal

29

income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes^. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N- Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end^.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who

30

  have expressly agreed in writing to maintain the disclosed information in confidence and to use it only inconnection with the legitimate business purpose underlying the arrangement. Such persons may includesecurities lending agents which may receive information from time to time regarding selected holdings which maybe loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s RatingsGroup), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by theinvestment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The YieldBook, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such asLSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, StateStreet Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service,Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fundcredit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions,investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to performthe service for which they are being engaged. If required in order to perform their duties, this information will beprovided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimatebusiness purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, inconnection with a redemption in kind, the redeeming shareholder may be required to agree to keep theinformation about the securities to be so distributed confidential, except to the extent necessary to dispose of thesecurities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by each Fund or Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the

31

one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund invests its assets in a Portfolio, ^each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Funds nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

^Investment in zero coupon, and certain other securities will cause ^realization of income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the ^Portfolio or Fund and, in order to avoid a tax payable by the Fund, ^such Portfolio or Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

A ^Portfolio or Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a ^Portfolio or Fund. Tax rules are not entirely clear about issues such as when a Portfolio or Fund ^may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

A ^Portfolio or Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a ^Portfolio or Fund, defer ^Portfolio or Fund losses, cause adjustments in the holding periods of ^Portfolio or Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a ^Portfolio or Fund may make or receive periodic net payments. A Portfolio or Fund ^may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio or Fund ^has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio or Fund ^may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

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In general, gain or loss on a short sale is recognized when a ^Portfolio or Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered ^to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a ^Portfolio or Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules ^generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a ^Portfolio or Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio or Fund ^for more than one year. In general, a Portfolio or Fund ^will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Portfolio or Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If a ^Portfolio or Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and each Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a ^Portfolio or Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a ^Portfolio or Fund were to make a mark-to-market election with respect to a PFIC, the ^Portfolio or Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio or Fund ^would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio or Fund ^may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

^

Each Portfolio or Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio or Fund will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolios and allocated to a Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2010, distributions of investment income derived from certain dividend-paying stocks designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax

33

basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect

34

to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by ^the investment adviser of each Portfolio and each Fund (each referred to herein as the "investment adviser"). References in this section to Portfolio includes a Fund. Each Fund or Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for ^a Portfolio or Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the

35

investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes ^securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

36

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^fiscal year ended October 31, 2008, as well as the amount of ^Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution. ^

^

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research

Portfolio	^10/31/08	10/31/07	10/31/06	^10/31/08	^10/31/08
Emerging Markets Local Income	$^1,229*	$0	n/a	$30,185	$21
Global Macro	$^35,680*	$0	$0	$0	$0
International Income	$ ^473*	$0	n/a	$0	$0

* The increase/decrease in brokerage commissions for the periods shown was due to an increase/decrease in number and dollar amount of portfolio transactions involving permitted securities.

As of October 31, 2008, each Portfolio held ^securities of ^“regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act^, as follows:

Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value

Emerging Markets Local Income Portfolio	—	—
Global Macro Portfolio	JP Morgan	$^2,910,595
International Income Portfolio	—	—

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the ^Funds and Portfolios appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

^

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended ^October 31, 2008, as previously filed electronically with the SEC:

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Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Global Macro Fund
Eaton Vance International Income Fund
Emerging Markets Local Income Portfolio
Global Macro Portfolio
International Income Portfolio
(Accession No. 0001104659-^08-^078835)

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     APPENDIX A

Class A Fees, Performance & Ownership Sales Charges and Distribution and Service Fees. For ^the fiscal year ended ^October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

^
					Total Distribution and	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	CDSC Paid to	Service	Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Principal Underwriter	Fees Paid	to Investment Dealers

Emerging Markets Local
Income	$^26,688	$^25,095	$^1,593	$ ^0	$^4,008	$^235
Global Macro	^38,831	^36,432	^2,399	^0	^36,385	^391
International Income	^97,067	^92,040	^5,027	^11,000	^12,057	^3,314

For the fiscal year ended October 31, 2007, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers

	October 31, 2007	October 31, 2007
	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter
Emerging Markets Local Income(1)	$0	$0
Global Macro(1)	$0	$0
International Income(1)	$1,800	$1,800

(1^) For the period from the start of business, June 27, 2007, to October 31, 2007.

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to the date Global Macro Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adusted to reflect the Class A sales charge. The total return shown below has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

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Emerging Markets Local Income Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		–13.38%	–3.23%
Before Taxes and Including Maximum Sales Charge		–17.51%	–6.67%
After Taxes on Distributions and Excluding Maximum Sales Charge		–16.69%	–6.61%
After Taxes on Distributions and Including Maximum Sales Charge		–20.67%	–9.93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		–8.04%	–4.16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		–10.76%	–7.02%
Class A shares commenced operations on June 27, 2007.
Global Macro Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	2.49%	6.73%	7.22%
Before Taxes and Including Maximum Sales Charge	–2.38%	5.69%	6.71%
After Taxes on Distributions and Excluding Maximum Sales Charge	0.27%	3.94%	4.13%
After Taxes on Distributions and Including Maximum Sales Charge	–4.49%	2.93%	3.63%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.64%	4.10%	4.26%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–1.53%	3.22%	3.81%
Class A shares commenced operations on June 27, 2007.
International Income Fund		Length of Period Ended October 31, 2008
Average Annual Total Return:		One Year*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge		–0.73%	6.78%
Before Taxes and Including Maximum Sales Charge		–5.44%	2.99%
After Taxes on Distributions and Excluding Maximum Sales Charge		–2.08%	5.31%
After Taxes on Distributions and Including Maximum Sales Charge		–6.72%	1.57%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge		–0.39%	4.96%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge		–3.46%	1.79%
Class C shares commenced operations on June 27, 2007.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Emerging Markets Local Income
Fund	Eaton Vance Management	Boston, MA	51.7%
Global Macro Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	^39.3%
	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	^Jacksonville, FL	^5.1%
^

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

^

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To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX B

Class I Fees, Performance & Ownership

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to the date Global Macro Fund Class A shares was first offered reflects the total return of the Global Macro Portfolio adusted to reflect the Class A sales charge. The total return shown below has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the total return of this Class would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Global Macro Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Ten Years*
Before Taxes and Excluding Maximum Sales Charge	2.69%	6.77%	7.25%
Before Taxes and Including Maximum Sales Charge	2.69%	6.77%	7.25%
After Taxes on Distributions and Excluding Maximum Sales Charge	0.37%	3.95%	4.13%
After Taxes on Distributions and Including Maximum Sales Charge	0.37%	3.95%	4.13%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	1.77%	4.12%	4.27%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.77%	4.12%	4.27%
Class A shares commenced operations on June 27, 2007.

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Global Macro Fund	Charles Schwab & Co., Inc.	San Francisco, CA	25.0%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

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APPENDIX C

^ RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. ^Ratings are generally given to securities at the time of issuance. ^While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

^

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical

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default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: ^Moody^’s ^appends numerical modifiers, 1, 2, and 3 ^to each generic rating classification from Aa through ^Caa. ^The modifier 1 indicates that the ^obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ^a ranking in the lower end of ^that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term ^Obligation Ratings

^

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with

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scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidty provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections neccesary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: ^An obligation rated ^‘AAA’ has the highest rating assigned by S&P. ^The obligor’s capacity to meet its financial commitment on the obligation is extremely strong^.

AA: ^ An obligation rated ^‘AA’ differs from the ^highest-rated ^obligors only to a small degree. ^The obligor’s capacity to meet its financial ^commitments on the obligation is very strong^.

A: ^An obligation rated ^‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in ^higher-rated categories. ^However, the obligor’s capacity to meet its financial ^commitments on the obligation is still strong^.

BBB: ^An obligation rated ^‘BBB’ exhibits adequate protection parameters. ^However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation^.

BB, B, CCC, and CC and C

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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ^‘C’ are regarded as having significant speculative characteristics. ^‘BB’ indicates the least degree of speculation and ^‘C’ the highest. ^While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions^.

BB: ^An obligation rated ^‘BB’ is less vulnerable to ^non-payment than other speculative issues. ^However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions ^which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation^.

B: ^An obligation rated ^‘B’ is more vulnerable ^than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. ^Adverse business, financial ^or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: ^An obligation rated ^‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. ^In the event of adverse business, ^financial or, ^economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: ^An obligation rated ^‘CC’ is currently highly vulnerable to nonpayment.

^

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

^Plus (+) or Minus (-): ^The ratings from ^‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: ^This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular ^obligation as a matter of policy.

^

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment

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obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-^2: ^An obligor rated ‘A-2’ has satisfactory capacity ^to meet its financial commitments. ^However, ^it is somewhat more ^susceptible to the adverse effects of changes in circumstances and economic conditions than ^obligors in the ^highest rating category.

^

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

48

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit ^quality ‘AAA^’ ratings denote the lowest expectation of credit risk. ^They are assigned only in case of exceptionally strong capacity for ^payment of financial commitments. ^The capacity is highly unlikely to be adversely affected by foreseeable events^.

AA: Very high credit quality. ^‘AA^’ ratings denote ^expectations of very low ^credit risk. ^They indicate very strong capacity for ^payment of financial commitments. ^This capacity is not significantly vulnerable to foreseeable events^.

A: High credit quality. ^‘A^’ ratings denote ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered strong. ^The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions ^that is the case for higher ratings^.

BBB: Good credit quality. ^‘BBB^’ ratings indicate that ^they are currently ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered ^adequate but adverse changes in circumstances and ^economic conditions ^ar more likely to impair this capacity. ^This is the lowest ^investment grade category.

^

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. ^For issuers and performing obligations, ‘B^’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. ^Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, ^default ^is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic ^conditions. ^

^

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continutes to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

49

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

^Short-Term ^Credit Ratings

^

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

^F1: Highest credit quality. ^Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

^F2: Good credit quality. ^A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

^F3: Fair credit quality. ^The capacity for timely payment of financial commitments is adequate; however, ^near term adverse changes could result in a reduction to ^non investment grade.

B: Speculative. ^Minimal capacity for timely payment of financial commitments, plus vulnerability to ^near term adverse changes in financial and economic conditions.

C: High default risk. ^Default is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

^

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to ^Short-^Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. ^Such suffixes are not added to the ^'AAA^' Long-term rating category, to categories below ^'CCC^', or to Short-term ratings other than ^'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

^

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APPENDIX D

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

51

proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX E

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

53

to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

	E.	Social and Environmental Issues

54

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

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A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s

56

written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

57

STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

Eaton Vance Floating-Rate Advantage Fund Eaton Vance Floating-Rate ^Fund Eaton Vance Floating-Rate & High Income Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds, Floating Rate Portfolio
("FR Portfolio"), High Income Opportunities Portfolio ("HI Portfolio") and Senior Debt Portfolio ("SD Portfolio"). The
Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance
Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page			Page
Strategies and Risks		2	Purchasing and Redeeming Shares		^24
Investment Restrictions		10	Sales Charges		^26
Management and Organization		^12	Performance		28
Investment Advisory and Administrative Services		^19	Taxes		^31
Other Service Providers		^23	Portfolio Securities Transactions		^34
Calculation of Net Asset Value		^23	Financial Statements		^37

Appendix A:	Advisers Class Fees, Performance and Ownership	^38	Appendix E:	Class I Fees, Performance and Ownership	^47
Appendix B:	Class A Fees, Performance and Ownership	^40	Appendix F:	Ratings	^49
Appendix C:	Class B Fees, Performance and Ownership	^43	Appendix G:	Eaton Vance Funds Proxy Voting Policy and Procedures	^58
Appendix D:	Class C Fees, Performance and Ownership	^45	Appendix H:	Adviser Proxy Voting Policies and Procedures	^60

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have con-
sidered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated ^March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

Unless the context indicates otherwise, references to “the Portfolio” in this SAI refer to ^FR ^Portfolio, HI Portfolio and SD Portfolio.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).  A Fund may be one of several investors in a Portfolio.  Actions taken by other Portfolio investors may adversely affect a Fund and its shareholders.

Structure of Senior Loans. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

Each Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

Each Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, a Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Each Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither

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highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to^: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/ or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior ^Loan, it may receive a facility fee and when it sells a Senior ^Loan, it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant ^that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental ^issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions ^that are parties to the Loan Agreement. Each Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the agent to fullfill its obligations may delay or adversely affect receipt of payment by a portfolio. Furthermore, unless under the terms of a Participation Agreement a Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated

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Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

Each Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

Each Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Each Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties^.

Each Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, each Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund interest (see the prospectus for additional information).

Each Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s

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purchase of a Senior Loan. Each Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. Each Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

Each Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, a Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Bridge Loans. Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. The investment adviser intends to limit any such commitments to less than 5% of a Portfolio’s assets.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while

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providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

Certain securities may permit the issuer at its option to “call,” or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and ^a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, a Portfolio also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix F.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance income (in the case of written options), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, to change the duration of the overall portfolio, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities (such as U.S. Government securities), indices, other financial instruments (such as certificates of deposit, Eurodollar time deposits and economic indices); options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; interest rate swaps, credit default swaps, and credit linked notes (described below); and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets^.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

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Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security.

The HI Portfolio and SD Portfolio may engage in options, futures contracts and options on futures contracts on high yield corporate bond indices, as well as stock indices, in order to hedge its exposure to the high yield bond market. The Portfolio may enter into stock index futures and options only when the investment adviser believes there is a correlation between the composition of part of the Portfolio and the underlying index. Hedging transactions may not be effective because of imperfect correlation and other factors. These transactions also involve a risk of loss or depreciation due to counterparty risk, unexpected market, interest rate or security price movements, and tax and regulatory constraints.

Credit Default Swap Contracts. Each Portfolio may enter into credit default swap contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. If a transaction is to be settled by physical delivery, the Portfolio must deliver to the seller a credit instrument that satisfies agreed upon delivery conditions. The seller then pays the Portfolio the par value of the delivered instrument. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked Notes and Similar Structured Investments. Each Portfolio may also purchase credit linked notes and similar structured investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference obligation”). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns ^either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The FR Portfolio and SD Portfolio may invest in closed-end investment companies which invest in floating rate instruments. The FR Portfolio and SD Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory fee paid by a Portfolio. The value of closed-end investment company securities,which are usually traded on an exchange, is affected by the demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values. Please refer to “Cash Equivalents” for additional information about investment in other investment companies. If a Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the managment fee paid on such investment will be credited against a Portfolio’s management fee.

Warrants. The HI Portfolio and SD Portfolio may from time to time invest a portion of its assets in warrants. FR and SD Portfolios can (1) purchase warrants with upfront fees received in connection with purchasing a loan and (2) receive and hold warrants in connection with a loan restructuring. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

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Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Diversified Status. Each Fund and each Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Portfolio Turnover. ^Each Portfolio ^cannot accurately predict its portfolio turnover rate, but the annual turnover rate of the HI Portfolio may exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses and may result in a realization of substantial net short-term capital gains. ^Historical turnover rates are included in the ^Financial Highlights tables in the ^Prospectus.

Securities Lending. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Cash collateral received by a Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio to BMR.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments ^which, could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

8

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder rights, and ^may be less ^ liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

ReFlow Liquidity Program. Each ^Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with

9

federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Loan Facility. The SD Portfolio may employ borrowings and leverage as described in the prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $800 million which may be increased to $1.3 million upon approval by the lenders, through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the prospectus.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Purchase any security if, as a result of such purchase, 25% or more of the Fund’s total assets (taken at current value) would be invested in the securities of Borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities; or

(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law.

For the purpose of investment restriction (1), the Fund will consider all relevant factors in determining who is the issuer of the loan interest, including: the credit quality of the Borrower, the amount and quality of the collateral, the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of

10

such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the Borrower and such interpositioned person.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). Floating-Rate Fund and Floating-Rate & High Income Fund have no current intention to borrow money except for the limited purposes described in the prospectus.

Notwithstanding its investment policies and restrictions, Floating-Rate & High Income Fund may invest in two or more open-end management investment companies (Portfolios) which together have substantially the same investment objective, policies and restrictions as the Fund, Floating-Rate Advantage Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restriction as the Fund and Floating-Rate Fund may invest in one or more open-end management investment companies (a Portfolio) with substantially the same investment objective, policies and restrictions as the Fund. Each Portfolio may invest in other investment companies to the extent permitted by Section 12(d)(1)(G) of the Investment Company Act of 1940.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio, except that in lieu of restriction (1), HI Portfolio may not:

(8)	With respect to 75% of total assets of the Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(9)	Purchase any security if such purchase, at the time thereof would cause 25% or more of the Portfolio’s total assets to be invested in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for the purpose of this restriction and further provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

^

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

In addition, to the extent a registered open-end investment company acquires securities of a Portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such Portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or

11

other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and thereafter at Two International Place, Boston, Massachusetts ^02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.

^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
		the Trust since	and BMR, and Director of EVD. Trustee and/or officer of ^173
		2002	registered investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

12

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

LYNN A. STOUT	Trustee	Trustee of the Trust	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		and HI and SD	and Professor of Law (2001-2006), University of California at Los
		Portfolios since	Angeles School of Law.
1998 and of FR
Portfolio since
2000

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Board since 2007;
Trustee since 2005

^

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	^	Term of Office and
^Name and Date of Birth	^^Trust/Portfolio Positions(s)	Length of Service	^Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^ Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

THOMAS P. HUGGINS	Vice President of HI Portfolio	Since 2000	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
3/7/66			Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR.	Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR.	Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

^

13

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

SCOTT H. PAGE	President of FR Portfolio and SD	Since 2008	Vice President of Eaton Vance and BMR. Officer of ^11 registered investment companies managed
11/30/59	Portfolio		by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.
^
CRAIG P. RUSS	Vice President of FR Portfolio and	Since 2007	Vice President of Eaton Vance and BMR. Officer of 10 registered investment companies managed
10/30/63	SD Portfolio		by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

MICHAEL W. WEILHEIMER	President of HI Portfolio	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed
2/11/61			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of each Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		Portfolio since 2008	managed by Eaton Vance or BMR.

^

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
5/24/60		Legal Officer since 2008	by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.
^

14

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman and Ms. Peters are currently members of the ^Contract Review Committee. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the ^Board of Trustees. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened three times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened two times.

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Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of ^December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2)	Steiger(2)	Stout(2)	Verni(2)
Floating-Rate
Advantage Fund	None	None	None	None	None	None	None	None	None
Floating-Rate Fund	None	over $100,000	None	None	None	None	None	None	None
Floating-Rate &	$10,001-			$10,001-
High Income Fund	$50,000	None	None	$50,000	None	None	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by
Trustee in the Eaton
Vance Family of
Funds	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	None	None	over $100,000(3) over $100,000(3)

(1)	Interested Trustee.

(2)	Noninterested Trustees.

(3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of ^December 31, 2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended ^December 31, 2007 and ^December 31, 2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended ^December 31, 2007 and ^December 31, 2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of ^the Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^the Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of the Portfolios, and will not obligate ^the Portfolios to retain the services of any Trustee or obligate ^the Portfolios ^to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios have a retirement plan for Trustees^.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each

16

Portfolio. For the year ended ^December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni
Mutual Funds Trust(2)	^$15,798	^$15,545	^$15,541	^$15,798	$ n/a	^$16,040	^$16,706	^$20,891
FR Portfolio	^5,356	^4,961	^5,165(3)	^5,356	n/a	^5,079	^5,656(4)	^8,677(5)
HI Portfolio	^2,176	^2,113	^2,136(3)	^2,176	n/a	^2,188	^2,347(4)	^3,331(5)
SD Portfolio	^3,332	^3,179	^3,237(3)	^3,332	4,138	^3,297	^3,583(4)	^5,221(5)
Trust and Fund Complex	^$212,500	^$204,167	^$209,167(6)	^$212,500	$204,167	^$204,167	^$204,167(7)	^$319,167(8)

^
(1)	As of March 1, 2009, the Eaton Vance fund complex consists of 173 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figure listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for the full
2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, 2008. For the fiscal year ended October 31, 2008, Mr. Reamer received Trustees fees of $14,535 from the Trust, $2,836 from
Floating-Rate Portfolio, $1,872 from High Income Opportunities Portfolio and $2,438 from Senior Debt Portfolio. For the calendar year ended December 31, 2008, he received $166,667 from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of October 31, ^2008.
(3)	Includes deferred compensation as follows:	FR Portfolio – $^2,^168, HI Portfolio – $1,193 and SD Portfolio --- $2,^107.
(4)	Includes deferred compensation as follows:	FR Portfolio – $1,^242, HI Portfolio – $682 and SD Portfolio --- $^1,208.
(5)	Includes deferred compensation as follows:	FR Portfolio – $^4,^269, HI Portfolio – $2,349 and SD Portfolio --- $4,^149.
(6)	Includes $80,000 of deferred compensation.
(7)	Includes $45,000 of deferred compensation.
(8)	Includes $^157,^500 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On March 1, 2005, Floating-Rate & High Income Fund changed its name from Eaton Vance Floating-Rate High Income Fund to Eaton Vance Floating-Rate & High Income Fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on June 19, 2000 for FR Portfolio and on May 1, 1992 for HI and SD Portfolios (prior to March 14, 2008 SD Portfolio was registered as a closed-end investment company) and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Board of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser

18

and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix G and Appendix H, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by ^each Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that FR Portfolio pays the investment adviser under the investment advisory agreement, see the prospectus. The FR Portfolio’s Board of Trustees has agreed to accept a reduction of the advisory fee as described in the prospectus, which cannot be terminated or modified without Trustee and shareholder approval. The following table sets forth the net assets of FR Portfolio and the advisory fees for the three fiscal years ended October 31, 2008.

		Advisory Fee for Fiscal Years Ended
Net Assets at 10/31/08	10/31/08*	10/31/07	10/31/06
$3,056,210,348	$24,109,418	$36,920,634	$35,804,388
*For the fiscal year ended ^October 31, 2008, the advisory fee of FR Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended ^October 31, 2008, the investment advisory fee for FR Portfolio totaled ^$24,109,418, of which^ $277,089 was allocated from Cash Management Portfolio and
^$23,832,329 was paid or accrued directly by the Portfolio.

For a description of the compensation that ^HI Portfolio pays the investment adviser under the investment advisory agreement, see the prospectus. The ^following table sets forth the net assets of ^HI Portfolio and the advisory fees for the three fiscal years ended ^October 31, 2008.

Advisory Fee for Fiscal Years Ended
Net Assets at 10/31/^08	10/31/^08*	10/31/^07	10/31/^06
$^480,^061,081^	^$^4,^388,^188	^$^5,^588,^278	^$^5,^856,^825

*For the fiscal year ended October 31, ^2008, the advisory fee of ^HI Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, ^2008, the investment advisory fee for ^HI Portfolio totaled $^4,^388,^188, of which $^14,^030 was allocated from Cash Management Portfolio and
$^4,^374,^158 was paid or accrued directly by the Portfolio.

For a description of the compensation that ^SD Portfolio pays the investment ^adviser, see the prospectus. The Portfolio’s Board of Trustees has agreed to accept a reduction of the advisory fee as described in the prospectus, which cannot be terminated or modified without Trustee and shareholder approval. The following table sets forth the ^gross assets of ^SD Portfolio and the advisory fees for the fiscal year ended October 31, 2008, eleven months ended October 31, 2008 and for the fiscal year ended ^November 30, 2006.^

			Advisory Fee for Fiscal Years Ended
Gross Assets at 10/31/08	10/31/08*	10/31/07*	11/30/06*
$1,119,305,122	$10,495,312	$11,498,740	$13,019,584

*For the fiscal year ended ^October 31, 2008, the eleven months ended ^October 31, 2007 and the year ended November 30, 2006, the advisory fee of the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended ^October 31, 2008, the eleven months ended ^October 31, 2007 and the year ended November 30, 2006, the investment advisory fee for the Portfolio totaled ^$10,495,312,
$11,705,797 and $13,030,684, respectively, of which $, 141,958, $207,057 and $11,100, respectively was allocated from Cash Management Portfolio and $10,353,354, $11,498,740 and $13,019,584, respectively, was paid or accrued directly by the Portfolio.

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Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. ^Puhy, ^Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. ^Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the FR ^and SD Portfolios are Scott H. Page and Craig P. Russ and of HI Portfolio are Michael W. Weilheimer and Thomas P. Huggins. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Portfolio. The following tables show, as of ^the Portfolios’ most recwent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number

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of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
FR and SD Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies(1)	^10	$^9,^101.^3	0	$0
Other Pooled Investment Vehicles	^4	$^2,^343.6	^16	$^484.^0
Other Accounts	^5	$^4,^233.^8	0	$0
Craig P. Russ^
Registered Investment Companies(1)	^5	$^5,^135.^1	0	$0
Other Pooled Investment Vehicles	^0	$ ^0	0	$0
Other Accounts	0	$0	0	$0

^
*In millions of dollars.
(1) Numbers provided include an investment company structured as a fund of funds which invsts in funds in the Eaton Vance fund complex advised by other portfolio managers.
^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
HI Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas P. Huggins
Registered Investment Companies	2	$^1,^801.^2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Michael W. Weilheimer
Registered Investment Companies(1)	^6	$^4,^542.^6(2)	0	$0
Other Pooled Investment Vehicles	^0	$ ^0	0	$0
Other Accounts	^0	$ ^0	0	$0

^
*In millions of dollars.
(1) Numbers provided include an investment company structured as a fund of funds which invsts in funds in the Eaton Vance fund complex advised by other portfolio managers.
^(2) Certain of the Funds that Mr. Weilheimer serves as portfolio manager may invest in underlying portfolios that he also serves as portfolio manager.

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The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio managers as of the Fund’s most recent fiscal year ended October 31, ^2008 and in all Eaton Vance Funds as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	$500,001 - $1,000,000
Floating-Rate Fund
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	$500,001 - $1,000,000
Floating-Rate High Income Fund
Thomas P. Huggins	None	$100,001 - $500,000
Scott H. Page	None	over $1,000,000
Craig P. Russ	None	$500,001 - $1,000,000
Michael W. Weilheimer	None	over $1,000,000

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Portfolio and other accounts he advises. In addition due to differences in the investment strategies or restrictions between a Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers

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responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund is authorized to pay Eaton Vance a fee in the amount of 0.15% (0.10% for Floating-Rate Advantage Fund) of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of each Fund at ^October 31, 2008 and the administration fees paid during the three fiscal years ended October 31, 2008.^

		Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at 10/31/08	10/31/08	10/31/07	10/31/06
Floating-Rate Advantage Fund(1)	$1,121,490,271	$1,017,415	N/A	N/A
Floating-Rate Fund	1,973,158,025	4,581,228	$7,565,641	$7,144,492
Flaoting-Rate & High Income Fund	543,653,280	1,353,555	2,681,145	2,880,285

(1) For the period from the start of business March 15, 2008, to October 31, 2008.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance $54,943, $67,510 and $42,924 for sub-transfer agency services performed on behalf of Floating-Rate Advantage Fund, Floating-Rate Fund and Floating-Rate & High Income Fund, respectively.

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and Two International Place, Boston, MA 02110, thereafter, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne

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by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Advisers Class, Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Advisers Class, Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in a Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding

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equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. The portfolio managers of HI Portfolio may not possess the same information about a Senior Loan borrower as the portfolio managers of FR and SD Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of HI Portfolio may vary from the fair value of the same Senior Loan determined by the portfolio managers of FR and SD Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of a Portfolio’s net asset value (unless a Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment to the value of a foreign equity security.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Advisers Class, Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

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Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Redemption Fees. Advisers Class, Class A and Class I shares generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended October 31, ^2008, Floating-Rate Advantage Fund, Floating-Rate Fund and Floating-Rate & High Income Fund received redemption fees equal to $^197,000, $211,^287 and $^791,^757, respectively.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

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SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be

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refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for Advisers Class and Class A shares (the “Advisers Class and Class A Plan”). The Advisers Class and Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Advisers Class and Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Advisers Class and Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Advisers Class and Class A shares for any fiscal year. Advisers Class and Class A distribution and service fees are paid quarterly in arrears. In the case of distribution and service fees from Advisers Class shares, the principal underwriter may pay a portion of such fees to financial intermediaries pursuant to shareholder servicing or similar agreements with such firms. For the distribution and service fees paid by Advisers Class and Class A shares, see Appendix A and Appendix B.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of ^Floating-Rate Fund and Floating-Rate &

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High Income Fund (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% (0.40% for Floating-Rate Advantage Fund Class B and 0.60% for Floating-Rate Advantage Fund Class C) of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares of Floating-Rate and Floating-Rate & High Income Fund only. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have ^benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix C and Appendix D.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of ^(0.20% for Floating-Rate Advantage Fund Class B) of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% (0.15% for Floating-Rate Advantage Fund) of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% (0.15% for Floating-Rate Advantage Fund) of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix C and Appendix D.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 19, 2000, August 14, 2000 and March 17, 2003 for the Floating-Rate and Floating-Rate & High Income Funds and on August 6, 2007 for Floating-Rate Advantage Fund. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in ^a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

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Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N- Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter end^.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.

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  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage- backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

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TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund invests its assets in a Portfolio, ^each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The HI Portfolio and SD Portfolio’s investment in zero coupon, deferred interest and certain payment-in-kind or other securities will cause ^them to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by ^a Fund, ^a Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

A Portfolio may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert

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short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio ^would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

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Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

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The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

The FR Portfolio and SD Portfolio will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, BMR, the Portfolios’ investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Portfolio.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolios’ investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of

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executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes Portfolio securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on

36

a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^three fiscal years ended October 31, 2008, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

For FR Portfolio:
		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
October 31, 2008	$0	$0	$0
October 31, 2007	$0
October 31, 2006	$0
For ^HI Portfolio:
		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
October 31, ^2008	$^34,260	$^24,950,152	$^18,250
October 31, ^2007	$^9,540
October 31, ^2006	$^7,^167
^For ^SD Portfolio:
		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
October 31, 2008	$0	$0	$0
October 31, 2007*	$0	$0	$0
November 30, 2006	$0	$0	$0
November 30, 2005	$10,505	$0	$0
* For the eleven months ended October 31, 2007.

As of ^October 31, 2008, each Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
FR Portfolio	Morgan Stanley & Co., Inc.	$1,777,424
HI Portfolio	None	N/A
SD Portfolio	None	N/A

37

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and the FR Portfolio and SD Portfolio appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate & High Income Fund
Floating Rate Portfolio
High Income Opportunities Portfolio (formerly High Income Portfolio)
Senior Debt Portfolio
(Accession No. 0001104659-08-078835)

38

APPENDIX A

Advisers Class Fees, Performance & Ownership

Floating-Rate Advantage Fund Distribution and Service Fees. For the period from March 17, 2008 to October 31, 2008, the Advisers Class paid distribution and service fees of $42,969, all of which was retained by the principal underwriter.

Floating-Rate Fund Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the Advisers Class paid distribution and service fees of $^1,^603,^775, of which $4,033 was paid to ^investment dealers.

Floating-Rate & High Income Fund Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the Advisers Class paid distribution and service fees of $^825,^503, of which $329 was paid to ^investment dealers.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	-27.38%	-2.57%	0.68%
After Taxes on Distributions	-28.96%	-4.29%	-1.31%
After Taxes on Distributions and Redemptions	-17.51%	-2.93%	-0.47%
Advisers Class commenced operations March 17, 2008

The performance prior to the Fund’s commencement of operations is that of Eaton Vance Prime Rate Reserves (the “Predecessor Fund”), a former investor in SD Portfolio, adjusted for the Predecessor Fund’s sales charges but not for other differences in the expenses of the Predecessor Fund and Advisers Class.

For the 30 days ended October 31, 2008, the SEC yield for the Class was 8.77%.

Floating-Rate Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^-22.^55%	^-1.^66%	^0.^27%
Before Taxes and Including Maximum Sales Charge	^-22.^55%	^-1.^66%	^0.^27%
After Taxes on Distributions and Excluding Maximum Sales Charge	^-24.^14%	-3.^39%	^-1.^47%
After Taxes on Distributions and Including Maximum Sales Charge	^-24.^14%	-3.^39%	^-1.^47%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^-14.^44%	^-2.^23%	^-0.^67%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-14.^44%	^-2.^23%	^-0.^67%
Advisers Class commenced operations February 7, 2001.

39

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^7.^39%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^-23.29%	^-1.^40%	^0.^86%
Before Taxes and Including Maximum Sales Charge	^-23.29%	^-1.^40%	^0.^86%
After Taxes on Distributions and Excluding Maximum Sales Charge	^-24.^94%	^-3.^27%	^-1.^16%
After Taxes on Distributions and Including Maximum Sales Charge	^-24.^94%	^-3.^27%	^-1.^16%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^-14.^90%	^-2.^07%	^-0.^34%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-14.^90%	^-2.^07%	^-0.^34%
Advisers Class commenced operations September 7, 2000.

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^8.^12%.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate Fund	Charles Schwab & Co. Inc.	San Francisco, CA	24.0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.0%
	Prudential Investment Management Service	Newark, NJ	5.5%
Floating-Rate & High
Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	38.3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

40

APPENDIX B

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

^

				CDSC to	Total Distribution and	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	Service	Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers
Floating-Rate Advantage Fund(1)	$0	$0	$0	$ 0	$ 671,372	$ 650,305
Floating-Rate Fund	464,273	438,163	26,110	581,800	2,810,027	1,663,526
Floating-Rate & High Income Fund	88,291	82,723	5,568	52,000	628,483	382,352

(1) For the period from the commencement of operations, March 17, 2008 to October 31, 2008.

For the fiscal years ended October 31, 2007 and October 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	October 31, 2007	October 31, 2007	October 31, 2006	October 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter

Floating-Rate Fund	$4,^036,^432	$^119,^294	$4,^165,^244	$^115,^540

Floating-Rate & High Income Fund	^444,^028	^23,^131	^700,^192	^35,^775

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Advisers Class, adjusted to reflect the Class A sales charge. The Advisers Class total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

41

.

Floating-Rate Advantage Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	–27.48%	–2.59%	0.66%
Before Taxes and Including Maximum Sales Charge	–29.09%	–3.04%	0.43%
After Taxes on Distributions and Excluding Maximum Sales Charge	–29.05%	–4.32%	–1.33%
After Taxes on Distributions and Including Maximum Sales Charge	–30.64%	–4.75%	–1.55%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	–17.57%	–2.95%	–0.48%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–18.63%	–3.32%	–0.68%
Class A commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, a former investor in the Portfolio, adjusted for the Class A sales charges but not for other differences in the expenses of the Predecessor Fund and Class A.

For the 30 days ended October 31, 2008, the SEC yield for the Class was 8.57%

Floating-Rate Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–22.^66%	^–1.^68%	^0.^24%
Before Taxes and Including Maximum Sales Charge	^–24.^42%	^–2.^11%	^–0.^06%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–24.^25%	–3.^41%	^–1.^50%
After Taxes on Distributions and Including Maximum Sales Charge	–^25.^97%	^–3.^84%	^–1.^79%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–14.^51%	^–2.^24%	^–0.^69%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–15.^66%	–2.^61%	^–0.^94%
Class A commenced operations May 5, 2003. ^

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^7.^22%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–23.^31%	^–1.^40%	^0.^83%
Before Taxes and Including Maximum Sales Charge	^–25.^03%	^–1.^86%	^0.^55%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–24.^97%	^–3.^27%	^–1.^17%
After Taxes on Distributions and Including Maximum Sales Charge	–^26.^65%	–3.^72%	^–1.^45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–14.^92%	^–2.^08%	^–0.^35%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–16.^03%	^–2.^46%	^–0.^58%
Class A commenced operations May 7, 2003. ^

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^7.^94%.

42

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate Fund	^Charles Schwab & Co., Inc.	^San Francisco, ^CA	^7.^1%
^
	Citigroup Global Markets, Inc.	^New York, ^NY	5.^7%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.4%
Floating-Rate & High
Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	^14.^5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

43

APPENDIX C

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

^

	Commission Paid
	by Principal	Distribution Fee	CDSC Paid to			Service Fees
	Underwriter to	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Investment Dealers Principal Underwriter		Underwriter	Charges	Fees	Investment Dealers

Floating-Rate Advantage Fund(1)	$0	$ 865,536	$197,000	$ 0	$432,767	$432,767

Floating-Rate Fund	438,163	1,080,556	465,600	$10,291,000 (12.0%)	360,186	327,144

Floating-Rate & High Income Fund	82,723	600,473	179,000	6,873,000 (14.7%)	200,157	184,857

(1)For the period from the commencement of operations, March 15, 2008 to October 31, 2008. Includes $2,721,426 related to the Predecessor Fund.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	–27.45%	–2.59%	0.67%
Before Taxes and Including Maximum Sales Charge	–29.50%	–2.59%	0.67%
After Taxes on Distributions and Excluding Maximum Sales Charge	–28.97%	–4.30%	–1.32%
After Taxes on Distributions and Including Maximum Sales Charge	–31.02%	–4.30%	–1.32%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	–17.57%	–2.94%	–0.48%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–18.90%	–2.94%	–0.48%
Class B commenced operations March 17, 2008
The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund.

For the 30 days ended October 31, 2008, the SEC yield for the Class was 8.38%.

44

^.

Floating-Rate Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–23.^22%	^–2.^40%	^–0.^48%
Before Taxes and Including Maximum Sales Charge	–^26.^87%	^–2.^71%	^–0.^48%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–24.^60%	^–3.^87%	–1.95%
After Taxes on Distributions and Including Maximum Sales Charge	–^28.^25%	^–4.^20%	–1.95%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–14.^90%	–2.^71%	^–1.^15%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–^17.^27%	–2.^99%	^–1.^15%
Class B commenced operations February 5, 2001.

For the 30 days ended October 31, ^2008, the SEC yield for the Class was 6.^59%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–23.84%	^–2.11%	^0.15%
Before Taxes and Including Maximum Sales Charge	^–27.44%	^–2.42%	^0.15%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–25.30%	^–3.71%	^–1.60%
After Taxes on Distributions and Including Maximum Sales Charge	^–28.90%	^–4.04%	^–1.60%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–15.29%	^–2.53%	^–0.78%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–17.63%	^–2.80%	^–0.78%
Class B commenced operations September 5, 2000.

^

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^7.^31%.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate Fund Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.8%
Morgan Stanley	Jersey City, NJ	5.5%
Floating-Rate & High
Income Fund

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

45

APPENDIX D

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

^

	Commission Paid
	by Principal	Distribution Fee	CDSC Paid to			Service Fees
	Underwriter to	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Underwriter	Charges	Fees	Investment Dealers

Floating-Rate Advantage Fund	$ 42,330	$ 126,990	$31,000	$ 0	$ 91,641	$ 14,110

Floating-Rate Fund	2,087,681	7,216,899	298,700	159,124,400 (31.0%)	2,184,856	1,777,752

Floating-Rate & High Income Fund	698,122	2,475,764	77,000	60,284,000 (33.9%)	749,353	638,045

(1) For the period from the commencement of operations, March 17, 2008 to October 31, 2008.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	–27.58%	–2.62%	0.65%
Before Taxes and Including Maximum Sales Charge	–28.27%	–2.62%	0.65%
After Taxes on Distributions and Excluding Maximum Sales Charge	–29.09%	–4.33%	–1.33%
After Taxes on Distributions and Including Maximum Sales Charge	–29.77%	–4.33%	–1.33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	–17.66%	–2.97%	–0.49%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	–18.10%	–2.97%	–0.49%
Class C commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, adjusted for the Class C CDSC but not for other differences in the expenses of the Predecessor Fund and Class C. If an expense adjustment were made, the Class C performance would have been lower.

For the 30 days ended October 31, 2008, the SEC yield for the Class was 8.21%.

46

Floating-Rate Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–23.^22%	^–2.^40%	^–0.^47%
Before Taxes and Including Maximum Sales Charge	^–23.^95%	^–2.^40%	^–0.^47%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–24.^60%	^–3.^87%	–1.^93%
After Taxes on Distributions and Including Maximum Sales Charge	^–25.^33%	^–3.^87%	–1.^93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–14.^90%	–2.^71%	^–1.^13%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–15.^37%	–2.^71%	^–1.^13%
Class C commenced operations February 1, 2001.

^

For the 30 days ended October 31, ^2008, the SEC yield for the Class was 6.^59%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^–23.84%	^–2.11%	^0.15%
Before Taxes and Including Maximum Sales Charge	^–24.56%	^–2.11%	^0.15%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–25.30%	^–3.71%	^–1.60%
After Taxes on Distributions and Including Maximum Sales Charge	^–26.02%	^–3.71%	^–1.60%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–15.29%	^–2.53%	^–0.78%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–15.75%	^–2.53%	^–0.78%
Class C commenced operations September 5, 2000.

^

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^7.^31%.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	16.3%
	Morgan Stanley	Jersey City, NJ	5.6%
	Citigroup Global Markets, Inc.	New York, NY	5.5%
Floating-Rate & High
Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.1%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

47

APPENDIX E

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Floating-Rate Advantage Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	–27.27%	–2.54%	0.69%
After Taxes on Distributions	–28.89%	–4.27%	–1.30%
After Taxes on Distributions and Redemptions	–17.43%	–2.91%	–0.46%
Class I commenced operations March 17, 2008.

The performance prior to the Fund’s commencement of operations is that of the Predecessor Fund, adjusted for the Predecessor Fund’s sales charges but not for other differences in the expenses of the Predecessor Fund and Class I.

For the 30days ended October 31, 2008, the SEC yield for the Class was 9.04%.

Floating-Rate Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	^–22.^36%	^–1.^42%	^0.^55%
After Taxes	^–24.^01%	–3.^24%	^–1.^29%
After Taxes on Distributions and Redemption	^–14.^31%	^–2.^07%	^–0.^49%
Class I commenced operations January 30, 2001.

For the 30 days ended October 31, ^2008, the SEC yield for the Class was 7.^65%.

Floating-Rate & High Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	^–23.^06%	^–1.^12%	^1.^10%
After Taxes	^–24.^79%	^–3.^08%	^–1.^00%
After Taxes on Distributions and Redemption	^–14.^74%	^–1.^89%	^–0.^18%
Class I commenced operations September 15, 2000.

48

For the 30 days ended October 31, ^2008, the SEC yield for the Class was ^8.^39%.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Floating-Rate Fund	Charles Schwab & Co., Inc.	San Francisco, CA	16.3%
	Patterson & Co.	Charlotte, NC	16.3%
Floating-Rate & High
Income Fund	Patterson & Co.	Charlotte, NC	63.6%
	Charles Schwab & Co., Inc.	San Francisco, CA	14.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

49

APPENDIX F

^ RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. ^Ratings are generally given to securities at the time of issuance. ^While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

^

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical

50

default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: ^Moody^’s ^appends numerical modifiers, 1, 2, and 3 ^to each generic rating classification from Aa through ^Caa. ^The modifier 1 indicates that the ^obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ^a ranking in the lower end of ^that generic rating category.

^

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk

51

associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidty provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections neccesary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”) ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: ^An obligation rated ^‘AAA’ has the highest rating assigned by S&P. ^The obligor’s capacity to meet its financial commitment on the obligation is extremely strong^.

AA: ^ An obligation rated ^‘AA’ differs from the ^highest-rated ^obligors only to a small degree. ^The obligor’s capacity to meet its financial ^commitments on the obligation is very strong^.

A: ^An obligation rated ^‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in ^higher-rated categories. ^However, the obligor’s capacity to meet its financial ^commitments on the obligation is still strong^.

BBB: ^An obligation rated ^‘BBB’ exhibits adequate protection parameters. ^However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation^.

BB, B, CCC, and CC and C

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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ^‘C’ are regarded as having significant speculative characteristics. ^‘BB’ indicates the least degree of speculation and ^‘C’ the highest. ^While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions^.

BB: ^An obligation rated ^‘BB’ is less vulnerable to ^non-payment than other speculative issues. ^However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions ^which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation^.

B: ^An obligation rated ^‘B’ is more vulnerable ^than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. ^Adverse business, financial ^or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: ^An obligation rated ^‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. ^In the event of adverse business, ^financial or, ^economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: ^An obligation rated ^‘CC’ is currently highly vulnerable to nonpayment.

^

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

^Plus (+) or Minus (-): ^The ratings from ^‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: ^This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular ^obligation as a matter of policy.

^

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

53

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment

54

obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

55

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions ar more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continutes to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

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Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

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APPENDIX G

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

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proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX H

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

  Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
  A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
  If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
  If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s

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written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

^

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STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

Eaton Vance Strategic Income Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund and the Portfolios the Fund may invest in. The Fund is a non-diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	^2	Purchasing and Redeeming Shares	32^
Investment Restrictions	^15	Sales Charges	^33
Management and Organization	^17	Performance	36^
Investment Advisory and Administrative Services	25	Taxes	38
Other Service Providers	30	Portfolio Securities Transactions	41
Calculation of Net Asset Value	31^	Financial Statements	45^

Appendix A: Class A Fees, Performance and Ownership	^46	Appendix D: ^Ratings	^52
Appendix B: Class B Fees, Performance and Ownership	^48	Appendix E: ^Eaton Vance Funds Proxy Voting Policies and Procedures	^60
Appendix C: Class C Fees, Performance and Ownership	^50	Appendix F: ^Adviser Proxy Voting Policies	^62

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated ^March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

^

As stated in the prospectus, the Fund currently invests in one or more investment companies managed by Eaton Vance or an affiliate. Unless the context indicates otherwise, the term “Portfolio” refers to each such investment company, except that under “Strategies and Risks” the use of the term “Portfolio” in the description of an investment practice or technique refers to any Portfolio or Fund, if applicable, that may engage in that investment practice or technique (as described in the prospectus). As noted in the prospectus, the Fund also may engage in these investment practices and techniques.

STRATEGIES AND RISKS

The primary strategies of the Fund and the Portfolios are described in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks by one or more Portfolios and the Fund. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Fixed-Income Securities. Fixed-income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-^income securities may ^provide the holder ^with the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value. Floating or variable rate obligations may be acquired as short-term investments pending longer term investment of funds.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and the rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

Certain securities may permit the issuer ^to ^"call^" or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, a Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.^

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A portion of each Portfolio will generally consist of fixed-income securities. However, each Portfolio may also, from time to time, invest in non-income producing bonds and obligations and in rights and warrants when it believes there is a substantial opportunity for capital appreciation. Any realized gains from such capital appreciation provide an opportunity for increasing a Portfolio’s investment in income producing securities. Bonds will tend to be acquired for current income and reasonable stability of capital. The percentages of assets invested in fixed-income securities and the type of such securities held by each Portfolio will vary and may include a broad range of quality in rated and unrated investments, as described in the prospectus.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be

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required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder ^rights and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using ^forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. ^Deliverable and non-deliverable forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. ^For Investment Grade Income Portfolio, the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or ^forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Markets. Securities markets in emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries are comparatively undeveloped.

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Securities brokers and other intermediaries in emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets.

Emerging market countries may have relatively unstable governments and economies based on only a few industries. The value of Fund shares will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Additionally, changes in governments and economies of such countries may result in capital controls or other regulatory measures that may affect the Fund’s ability to satisfy redemptions.

Due to market illiquidity, capital restrictions, withholding taxes, differences in credit quality, portfolio allocation balance, and other investment considerations, a portfolio may obtain synthetic exposure to emerging markets by holding derivatives along with cash equivalents, Treasuries, Agency MBS, or other high credit quality investments. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of a Portfolio’s income, gains or initial capital from these countries can occur.

Lower Rated Securities. Investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. The value of Fund shares may decline when interest rates rise, when the supply of suitable bonds exceeds market demand, or in response to a significant drop in the stock market. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals and obtain additional financing may be impaired. The investment adviser will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation held or acquired as a result of any such event. Taking protective action with respect to portfolio obligations in default and assets securing such obligations will result in additional expense. For a description of corporate bond ratings, see Appendix D.

^MBS. A Portfolio’s investments in ^MBS may include conventional mortgage pass-through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped MBS, floating rate MBS listed under “Indexed Securities“ and certain classes of multiple class collateralized mortgage obligations (as described below). MBS differ from bonds in that the principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Government National Mortgage Association (“GNMA”) Certificates and Federal National Mortgage Association (“FNMA”) Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. FNMA packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. GNMA Certificates and FNMA Mortgage-Backed Certificates are called “pass-through” securities because a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder of the Certificate (i.e., a Portfolio). A Portfolio may purchase GNMA Certificates, FNMA Mortgage-Backed Certificates and various other MBS on a when-issued basis subject to certain limitations and requirements.

The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However,

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in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income.

Asset-Backed Securities. Asset-backed securities include securities backed by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial ^MBS, utilities receivables and secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain asset-backed securities may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the net asset value of the Fund. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized Mortgage Obligations ("CMOs"). The CMO classes in which a Portfolio may invest include sequential and parallel pay CMOs, including planned amortization class and target amortization class securities and fixed and floating rate CMO tranches. CMOs are debt securities issued by the FHLMC and by financial institutions and other mortgage ^lenders, which are generally fully collateralized by a pool of mortgages held under an indenture. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired

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prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index, such as the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT) or the Cost of Funds Index (COFI), subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor.^" Currently, Investment Portfolio’s investment adviser will consider privately issued CMOs or other privately-issued MBS as possible investments only when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities (e.g., insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Administrator of Veterans Affairs or consisting in whole or in part of U.S. Government securities).

U.S. Government Securities. U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. A Portfolio may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, GNMA, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, a Portfolio will invest in obligations issued by these instrumentalities only if the investment adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by a Portfolio could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Stripped Mortgage-Backed Securities ("SMBS"). A Portfolio may invest in SMBS, which are derivative multiclass mortgage securities. A Portfolio may only invest in SMBS issued or guaranteed by the U.S. Government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgages. A common type of SMBS will have one class receiving all of the interest from the mortgages, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Portfolio’s limitation on investments in illiquid securities. The determination of whether a particular SMBS is liquid will be made by the investment adviser under guidelines and standards established by the Trustees of a Portfolio. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. The investment adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Indexed Securities. A Portfolio may invest in securities that fluctuate in value with an index. ^For High Income Opportunities and Investment Portfolios, such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. ^Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. The indexed securities purchased by a Portfolio may include interest only ("IO") and principal only ("PO")

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securities, floating rate securities linked to the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged floating rate securities ("super floaters"), leveraged inverse floating rate securities ("inverse floaters"), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.

Risks of Certain Mortgage-Backed and Indexed Securities. The risk of early prepayments is the risk associated with mortgage IOs, super floaters and other leveraged floating rate MBS. The primary risks associated with COFI floaters, other “lagging rate” floaters, capped floaters, inverse floaters, POs and leveraged inverse IOs are the potential extension of average life and/or depreciation due to rising interest rates. Although not MBS, index amortizing notes and other callable securities are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. The residual classes of CMOs are subject to both prepayment and extension risk.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. The market values of currency-linked securities may be very volatile and may decline during periods of unstable currency exchange rates.

Mortgage Rolls. A Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio forgoes principal and interest paid on the MBS. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Portfolio’s borrowings and other senior securities.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred stocks and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. The auction agent reviews orders from financial intermediaries on behalf of existing shareholders that wish to sell, hold at the auction rate, or hold only at a specified rate, and on behalf of potential shareholders that wish to buy the securities. In the event that an auction "fails" (such as if supply exceeds demand for such securities at an auction), the Fund may not be able to easily sell auction rate securities it holds and ^the auction agent may lower the rate ^paid to holders of such securities. Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular remarketing or auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moveover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principal amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.^

^Senior Loans. A Portfolio may invest in interests in ^Senior Loans^. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchase of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor.

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Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Portfolio also may invest in “Participations”. Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, a Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, a Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

A Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior ^Loan, at the time of ^investment, has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to^: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Portfolio. In the process of buying, selling and holding Senior Loans, a Portfolio may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Portfolio buys a Senior ^Loan, it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by a Portfolio may include amendment fees.

Borrower Covenants. A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments

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and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant ^that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental ^issues, such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior ^Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the Agent to fulfill its obligation may delay or adversely affect receipt of payment by the Portfolio. Furthermore, unless under the terms of a Participation Agreement a Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.^ Prepayments of securities priced at a premium may result in losses.

Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Portfolio or may be intermediate participants with respect to Senior Loans in which the Portfolio owns interests. Such banks may also act as Agents for Senior Loans held by a Portfolio.

A Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Portfolio may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower’s use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness.

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A Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit ^agreements, there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolio could also have to refund interest (see the Prospectus for additional information).

A Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Portfolio’s purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. A Portfolio may invest in ^Junior Loans, ^including second lien loans, bridge loans or bridge facilities, and other subordinated ^or unsubordinated loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, a Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Portfolio receives a fee. ^BMR intends to limit any such commitments to less than 5% of a Portfolio’s assets.

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Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

A Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, the Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance total return (which may be considered speculative) to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter options on securities, indices or currencies, including exotic options; the purchase of put options and the sale of call options on securities held, equity swaps, and the purchase and sale of currency futures, forward foreign currency exchange contracts; forward rate agreements; warrants; interest rate, total return, credit default and currency swaps. ^

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options ^may be used ^and may entail ^greater credit and liquidity ^risk than ^those contracts traded on a CFTC-regulated ^exchange.

A put option on a security may be written only if the investment adviser intends to acquire the security. Call options written on securities by ^a Portfolio will be covered by ownership of the securities ^subject to the call option or an offsetting option.

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A Portfolio may invest in putable certificates, which are issued by a pass-through trust owning a corporate bond with a put option that allows the investor to convert the fixed-coupon bond into a cash instrument, essentially removing the interest rate risk. The trusts that issues putable certificates are sponsored by investment banking firms that also serve as counterparty to the put option. Putable certificates generally offer all the benefits of a traditional putable bond.

Credit Derivatives. Credit derivatives are instruments that derive their value from the credit risks of an entity or group of entities and may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time a Portfolio may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swap agreements, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will be limited to a rating of BBB or higher by a nationally recognized statistical rating organization.

Credit Default Swap Contracts. When a Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party (such as a U.S. or corporate issuer) on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made the payments and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage because in addition to its total assets, it would be subject to investment exposure on the notional amount of the swap. These transactions involve certain risks, including that the seller may be unable to fulfill its obligations in the transaction.

Credit Linked ^Notes, Credit Options and ^Similarly Structured Investments. Credit linked notes are synthetic obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a "reference obligation"). In addition to the credit risk associated with the reference obligation and interest rate risk, the buyer and seller of a credit linked noted or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

^

Interest Rate and Total Return Swaps and Forward Rate Agreements. A Portfolio may enter into interest rate and total return swap agreements. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. ^Interest rate swaps ^involve the exchange with another party of each party’s respective commitment to pay or ^receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Global Macro, Floating Rate and Investment Portfolios will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Emerging Markets Local Income and International Income Portfolios may enter into interest rate and total return swaps in which payments are not netted or on a net basis. Inasmuch as these transactions are entered into for good faith hedging purposes and because a segregated account will be used, a Portfolio will not treat them as being subject to a Portfolio’s borrowing restrictions. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each interest rate or total return swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregated asset value at least equal to the accrued excess will be segregated by a Portfolio’s custodian. Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into on a net basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. ^

A Portfolio may also enter forward rate agreements. Under these agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.

Derivatives on Economic Indices. A Portfolio may trade derivatives on economic data releases, such as, but not limited to, employment, retail sales, industrial production, inflation, consumer sentiment and economic growth to minimize

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exposure to adverse market movements in response to the release of economic data and to enhance return. Derivatives on economic indices are currently offered in an auction format and are booked and settled as OTC options. Participants buy and sell these options by submitting limit order bids and offers. Auctions take place at least 24 hours prior to the release of the applicable economic data. At the close of the auction, orders are filled at the best available price, but within the parameters of the order. Prices of the options are based on the relative demand for their implied outcome. Derivatives on economic statistics are subject to risks similar to those applicable to the derivative instruments described above but may also be subject to additional liquidity risk.

Short Sales. Each Portfolio may seek to hedge investments or realize additional gains through short ^sales of securities. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. ^When a Portfolio is ^required to ^return the ^borrowed ^security, it ^typically will purchase the ^security in the ^open market. The price at such time may be more or less than the price at which the ^Portfolio sold the security. Until the security is replaced, the Portfolio is required to repay the lender any dividends or ^interest, which accrue during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolio also will incur transaction costs in effecting short sales. It will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest it may be required to pay, if any, in connection with a short sale.

^

Equity Investments. Equity investments include common stocks, other equity securities and/or non-income producing equity securities. Equity securities received upon conversion of convertible securities, such as convertible bonds, may be retained. A Portfolio may also purchase warrants. Equity securities are sensitive to stock market volatility. Changes in stock market values can be sudden and unpredictable. Even if values rebound, there is no assurance they will return to previous levels. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They create no ownership rights in the underlying security and pay no dividends. The price of warrants does not necessarily move parallel to the price of the underlying security.

Real Estate Investment Trusts. A Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

^

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Lending Portfolio Securities. As described in the prospectus, a Portfolio may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. A Portfolio may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand.

A Portfolio may also seek to earn income and enhance total return on securities loans by reinvesting cash collateral in any other securities consistent with each Portfolio’s investment objective and policies, seeking to invest at rates that are higher than the “rebate” rate that they normally will pay to the borrower with respect to such cash collateral. Any such

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reinvestment will be subject to the investment policies, restrictions and risk considerations described in the prospectus and in this ^SAI.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to a Portfolio for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either a Portfolio or the borrower at any time. Upon termination and return of the loaned securities, a Portfolio would be required to return the related collateral to the borrower and, if this collateral has been reinvested, it may be required to liquidate portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in a portfolio realizing a loss at a time when it would not otherwise do so. A Portfolio also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, restrictions and risk considerations described in the prospectus and ^SAI.

A Portfolio will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and a Portfolio will not be entitled to exercise voting or other beneficial rights on loaned securities. A Portfolio will exercise its right to terminate loans and thereby regain these rights whenever the investment adviser considers it to be in a Portfolio’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Illiquid Securities. Each Portfolio may invest not more than 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If each Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, each Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Money Market Instruments. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Money market instruments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, ^the investment adviser judges such executing firms’ professional ability and quality of service and use their best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads.

Warrants. A Portfolio may from time to time invest a portion of their assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio’s investment restrictions).

Short-Term Trading. Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the ^investment adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

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ReFlow Liquidity Program. Each Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^ round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rates of Global Macro Portfolio and Investment Grade Income Portfolio will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. Annual turnover rates of Boston Income Portfolio and High Income Opportunities Portfolio may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains^. ^Historical turnover ^rate(s) are included in the ^Financial Highlights table(s) in the ^prospectus.^

Diversified Status. Each Portfolio (with the exception of the Fund, Emerging Markets Local Income Portfolio, Global Macro Portfolio and International Income Portfolio) is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions^.

Investing in the Portfolio. The Fund (or any other investor in the Portfolio) may withdraw all or a portion of its assets from a Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if such purchase, at the time thereof, would cause 25% or more of the Fund’s total assets (taken at market value) to be invested in the securities of issuers in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

15

(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts; or

(7)	Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, and (c) lending portfolio securities.

For purposes of determination of industry classification, the investment adviser generally considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry. If deemed appropriate, the investment adviser may assign an industry classification to the issuer.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in other open-end management investment companies in the same group of investment companies with the same investment adviser as the Portfolio (or an affiliate) if, with respect to such assets, the other companies’ permitted investments are substantially the same as those of the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund, except that:

     (a) Boston Income, High Income Opportunities and Investment Grade Income Portfolios may not, with respect to 75% of total assets of a Portfolio, purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

     (b) For purposes of the concentration policy set forth in restriction (1) above, Investment Grade Income Portfolio treats the electric, gas, water and telephone industries, commercial banks, thrift institutions and finance companies as separate industries for the purpose of the 25% test, Floating Rate Portfolio treats the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies as separate industries for the purpose of the 25% test and has no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and Emerging Markets ^Income and International Income Portfolios treat the electric, gas, water and telephone utility industries as separate industries for the purpose of the 25% test and has no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and

     (c) For the purposes of restriction (7) above, Emerging Markets ^Income, Floating Rate and International Income Portfolios may lend cash consistent with applicable law.

^

The following nonfundamental investment policies have been adopted by the Fund and each Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. The Fund and each Portfolio will not:

16

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

In addition, to the extent a registered open-end investment company acquires securities of a Portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such Portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) under the 1940 Act.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and each Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and each Portfolio to dispose of such security or other asset. However, the Fund and each Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and thereafter at Two International Place, Boston, Massachusetts ^02110. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.  ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used below, "BIP” refers to Boston Income Portfolio, "EMLIP" refers to Emerging Markets Local Income Portfolio, “FRP” refers to Floating Rate Portfolio, “GMP" refers to Global Macro Portfolio, "HIOP" refers to High Income Opportunities Portfolio, "IIP" refers to International Income Portfolio, "IGIP” refers to Investment Grade Income Portfolio and “IP” refers to Investment Portfolio.^

17

Number of Portfolios
	^Trust and			in Fund Complex
	Portfolios	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	^Trustee; President	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust	and President of	President of EV, Chief Executive Officer and President of Eaton Vance
		the Trust since	and BMR, and Director of EVD. Trustee and/or officer of 173 registered
		2002	investment companies and 4 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	^Of the Trust, BIP,	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63		FRP, GMP, HIOP,	Harvard University Graduate School of Business Administration.
IGIP and IP since
2005 and of
EMLIP and IIP since
2007

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	^Of the Trust, BIP,	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47		FRP, GMP, HIOP,	company) (since 2006). Formerly, President and Chief Executive
		IGIP and IP since	Officer, Prizm Capital Management, LLC (investment management
		2003, and of EMIP	firm) (2002-2005).
and IIP since 2007

RONALD A. PEARLMAN	Trustee	^Of the Trust, BIP,	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40		FRP, GMP, HIOP,
IGIP and IP since
2003, and of
EMLIP and IIP since
2007
^

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm)^. Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	^Of the Trust, GMP	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		and HIOP since	and Professor of Law (2001-2006), University of California at Los
		1998, of FRP and	Angeles School of Law.
IGIP since 2000,
of BIP since 2001,
of IP since 2002
and of EMLIP and
IIP since 2007

18

Number of Portfolios
	^Trust and			in Fund Complex
	Portfolios	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Board since 2007,
Trustee of the
Trust, BIP, FRP,
GMP, HIOP, IGIP
and IP since 2005,
and of EMLIP and
IIP since 2007

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

	^	Term of Office and
Name and Date of Birth	Trust and Portfolios Positions(s)	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust, EMLIP,	Vice President of the Trust since	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70	GMP and IIP	2008 and of EMLIP, GMP and IIP	Management, Cornell University (2002-2005), and prior thereto he was an Account Team
		since 2007	Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust, EMLIP,	Vice President of the Trust since	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75	GMP and IIP	2008 and of EMLIP, GMP and IIP	by Eaton Vance or BMR.
since 2007

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^ Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

THOMAS P. HUGGINS	Vice President of BIP and HIOP	Of HIOP since 2000 and of BIP	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
3/7/66		since 2001	Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust, EMLIP,	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72	IIP, and IP		by Eaton Vance or BMR.

^

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

DUKE E. LAFLAMME	Vice President of IGIP	Since 2006	Vice President of Eaton Vance and BMR. Officer of 18 registered investment companies managed
7/8/69			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust and	Of the Trust since 2006 and of	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62	IGIP	IGIP since 2002	by Eaton Vance or BMR.

19

^

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

SCOTT H. PAGE	President of FRP	Since 2007^	Vice President of Eaton Vance and BMR. Officer of ^11 registered investment companies managed
11/30/59			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President of the Trust	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.

CRAIG P. RUSS	Vice President of FRP	Since 2007	Vice President of Eaton Vance and BMR.	Officer of 10 registered investment companies managed
10/30/63			by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust, EMLIP,	Of the Trust, GMP and IP since	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61	GMP, IIP and IP	2002 and of EMLIP and IIP since	by Eaton Vance or BMR.
2007

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust and	Vice President of the Trust and	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49	President of EMLIP, GMP, IIP and	President of EMLIP and IIP since	by Eaton Vance or BMR.
	IP	2007; President of GMP and IP
since 2002
^

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

MICHAEL W. WEILHEIMER	President of BIP and HIOP	Since 2002^	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed
2/11/61			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Of the Trust since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		^ the Portfolios since 2008	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
5/24/60		Legal Officer since 2008	managed by Eaton Vance or BMR.

20

PAUL M. O’NEIL	Chief Compliance Officer	Of the Trust, BIP, GMP, FRP, HIOP,	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53		IGIP and IP since 2004 and of	managed by Eaton Vance or BMR.
EMLIP and IIP since 2007

^

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee the Fund and each Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and each Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and each Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and each Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^the Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the ^Contract Review Committee. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the ^Board of Trustees. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Fund’s and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Fund and Portfolios, giving special attention to the performance of certain Fund and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened three times.

21

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Fund’s and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened twice.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a Trustee.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex

Interested Trustee
Thomas E. Faust Jr.	$50,000 - $100,000	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000*
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	None
Heidi L. Steiger	None	^None
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000*

*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of ^the Fund and Portfolios who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^the Fund and

22

Portfolios in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of the Fund and Portfolios, and will not obligate ^the Fund and Portfolios ^to retain the services of any Trustee or obligate ^the Fund and Portfolios to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees^.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended ^October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, ^2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters	Steiger	Stout	Verni

Trust(2)	$^15,798	$^15,545	$^15,541	$^15,798	$ n/a	$^16,040	$^16,706	$^20,891
Global Macro Portfolio	^2,176	^2,099	^2,136(3)	^2,176	n/a	^2,160	^2,331(4)	^3,355(5)
Boston Income Portfolio	^3,493	^3,321	^3,392(3)	^3,493	n/a	^3,440	^3,748(4)	^5,497(5)
Emerging Markets Local
Income Portfolio	^687	^681	^716(3)	^687	n/a	^645	^690(4)	^995(5)
Floating Rate Portfolio	^5,356	^4,961	^5,165(3)	^5,356	n/a	^5,079	^5,656(4)	^8,677(5)
High Income Opportunities
Portfolio	^2,176	^2,113	^2,136(3)	^2,176	n/a	^2,188	^2,347(4)	^3,331(5)
International Income Portfolio	^286	^283	^284(3)	^286	n/a	^284	^288(4)	^309(5)
Investment Grade Income
Portfolio	^859	^847	^880(3)	^859	n/a	^824	^881(4)	^1,263(5)
Investment Portfolio	^428	^419	^419(3)	^428	n/a	^430	^445(4)	^533(5)
Trust and Fund Complex	^212,500	^204,167	^209,167(6)	^212,500	204,167	^204,167	^224,167(7)	^319,167(8)

(1)	As of March 1, ^2009, the Eaton Vance fund complex consists of ^173 registered investment companies or series thereof. ^Ms. ^Peters was elected as a Trustee effective November 17, 2008, and thus the compensation figures listed for the Trust and Fund Complex is estimated for the calendar year ended December 31, ^2008 based on the amount she would have received if she had been a Trustee for the full 2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, ^2008. For the fiscal year ended October 31, ^2008, Mr. ^Reamer received Trustee fees of $^14,^535 from the Trust, $^1,^770 from Global Macro Portfolio, $^2,^470 from Boston Income Portfolio, $^731 from Emerging Markets Local Income Portfolio, $2,^836 from Floating Rate Portfolio, $^1,^872 from High Income Opportunities Portfolio, $266 from International Income Portfolio, $^867 from Investment Grade Income Portfolio and $^370 from Investment Portfolio. For the calendar year ended December 31, ^2008, he received $^166,^667 from the Trust and Fund Complex.

(2)	The Trust consisted of 29 Funds as of October 31, ^2008.

(3)	Includes deferred compensation as follows: Global Macro Portfolio – $1,^255, Boston Income Portfolio – $^2,^265, Emerging Markets Local Income Portfolio – $^265 Floating Rate Portfolio – $^2,^168, High Income Opportunities Portfolio – $1,^193, International Income Portfolio – $^43, Investment Grade Income Portfolio – $^369 and Investment Portfolio – $^134.

(4)	Includes deferred compensation as follows: Global Macro Portfolio – $^714, Boston Income Portfolio – $1,^296, Emerging Markets Local Income Portfolio – $^132, Floating Rate Portfolio – $1,^242, High Income Opportunities Portfolio – $^682, International Income Portfolio – $^24, Investment Grade Income Portfolio – $^194 and Investment Portfolio – $^78.

(5)	Includes deferred compensation as follows: Global Macro Portfolio – $^2,^471, Boston Income Portfolio – $^4,^458, Emerging Markets Local Income Portfolio – $^521, Floating Rate Portfolio – $^4,^269, High Income Opportunities Portfolio – $2,^349, International Income Portfolio – $^84, Investment Grade Income Portfolio – $^727 and Investment Portfolio – $^263.

(6)	Includes $80,000 of deferred compensation.

(7)	Includes $45,000 of deferred compensation.

(8)	Includes $^157,^500 of deferred compensation.

Organization

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have

23

no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on ^May 1, 1992 for GMP and HIOP, on June 19, 2000 for FRP, on March 15, 2001 for BIP, on June 18, 2002 for IP and on March 12, 2007 for EMIP and IIP and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

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Each Portfolio’s Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s and each Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the ^Fund Policy and investment adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. ^As described in the prospectus, an investment adviser manages ^Fund and Portfolio investments and affairs ^and provides related office facilities and personnel subject to the supervision of the ^relevant Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold ^and what portion, if any, of ^assets will be held uninvested. ^Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees ^who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment ^activities. A description of each investment advisory agreement is set forth below.

^

The Fund. For a description of the compensation paid by the Fund to Eaton Vance, as its investment adviser, on the Investable Assets of the Fund up to $500 million, see the prospectus. On Investable Assets of $500 million and over, the annual fee is reduced and the advisory fee ^is computed as follows:

Investable Assets	Annual Advisory Fee Rate
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%

At October 31, 2008, the Fund had assets of $1,310,951,814. For the fiscal year ended October 31, 2008 and for the period from the start of business, June ^27, 2007, ^to October 31, 2007, the Fund paid Eaton Vance investment advisory fees of $482,529 and $62,609, ^respectively, of the Fund’s average daily net assets.

^

25

Global Macro Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the prospectus. The following table sets forth the net assets of Global Macro Portfolio and the advisory fees earned during the three fiscal years ended ^October 31, 2008^.

Net Assets at	Advisory Fee for Fiscal Years Ended
^October 31, 2008	^October 31, 2008(1)	^October 31, 2007	^October 31, 2006

$^845,020,902	$^4,843,386	$^2,713,279	$^2,172,996

(1)	For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of Global Macro Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fees of the Portfolio totaled $5,091,334 of which $247,948 was allocated from Cash Management Portfolio and $4,843,386 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fees for the Portfolio totaled $3,311,^469 of which $598,217 was allocated from Cash Management Portfolio and $2,713^, 279 was paid or accrued directly by ^the Portfolio.

^

Boston Income Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio, see the prospectus. The following table sets forth the net assets of Boston Income Portfolio and the advisory fees earned during the three fiscal years ended ^October 31, 2008:

Advisory Fee Paid for Fiscal Years Ended
Net Assets at
October 31, ^2008	October 31, ^2008(1)	October 31, ^2007(1)	October 31, ^2006

$^1,^531,^339,^356	$11,^117,^931	$^11,^880,^863^	$10,^834,^033^

(1)	For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of ^Boston Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $11,663,477, of which $545,546 was allocated from Cash Management Portfolio and $11,117,931 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fee ^of the Portfolio totaled $12,490,664, of which $609,801 was allocated from Cash Management Portfolio and $11,880,863 was paid or accrued directly by the Portfolio.

^

Emerging Markets Local Income Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio up to $1 billion, see the prospectus. On net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)
	$1 billion but less than $2 billion	0.625%
	$2 billion but less than $5 billion	0.600%
	$5 billion and over	0.575%
^

At October 31, 2008, the net assets of Emerging Markets Local Income Portfolio was $5,024,094. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the advisory fee of the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the investment advisory fee for the Portfolio totaled $435,344 and $114,815, respectively, of which $51,355 and $40,775, respectively, was allocated from Cash Management Portfolio and $383,989 and $74,040, respectively, was paid or accrued directly by the Portfolio.

^Floating Rate Portfolio^. For a description of ^the compensation paid to ^the investment adviser on average daily net assets of the ^Portfolio, see the prospectus^. The following table sets forth the net assets of Floating Rate Portfolio and the advisory fees ^earned during the three fiscal years ended ^October 31, 2008:

Advisory Fee for Fiscal Years Ended
^
Net Assets at	^	^
October 31, 2008	October 31, 2008(1)	October 31, 2007(1)	^October 31^, 2006

$^3,^056,^210,^348	$^23,^832,^329	$^36,^920,^634	^$^35,^804,^388

^(1) For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of Floating Rate Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $24,109,418, of which $277,089 was allocated from Cash Management Portfolio and $23,832,329 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fee ^of the Portfolio totaled $38,832,438, or which $1,911,804 was allocated from Cash Management Portfolio and $36,920,634 was paid or accrued directly by the Portfolio.

26

^

High Income Opportunities Portfolio. For a description of the compensation that the Portfolio pays the investment adviser on the Portfolio’s average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

^The following table sets forth the net assets of ^High Income Opportunities Portfolio and the advisory fees ^earned during the three fiscal years ended October 31, 2008:

Advisory Fee for Fiscal Years Ended
^Net Assets ^at
^October 31, 2008	October 31, ^2008(1)	October 31, ^2007(1)	October 31, ^2006

$^480,^061,^081	$^4,^374,^158	$5,^588,^278	$^5,^856,^825

^(1)   For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of High Income Opportunities Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $4,388,188, of which $14,030 was allocated from Cash Management Portfolio and $4,374,158 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fee ^of the Portfolio totaled $5,631,344, or which $43,066 was allocated from Cash Management Portfolio and $5,588,278 was paid or accrued directly by the Portfolio.

International Income Portfolio. For a description of the compensation paid to the investment adviser on average daily net assets of the Portfolio up to $1 billion, see the prospectus. On net assets of $1 billion and over the annual fee is reduced and the advisory fee is computed as follows:

		Annual Fee Rate
	Average Daily Net Assets for the Month	(for each level)

	$1 billion but less than $2 billion	0.600%
	$2 billion but less than $5 billion	0.575%
	$5 billion and over	0.550%
^

At October 31, 2008, the net assets of International Income Portfolio was $33,754,679. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the advisory fee of the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended October 31, 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, the investment advisory fee for the Portfolio totaled $206,482 and $45,358, respectively, of which $10,833 and $3,983, respectively, was allocated from Cash Management Portfolio and $383,989 and $74,040, respectively, was paid or accrued directly by the Portfolio.

Investment Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees for the three fiscal years ended ^October 31, 2008:

Advisory Fee for Fiscal Year Ended
^Net Assets ^at	^
^October 31, 2008	October 31, 2008(1)	October 31, ^2007(1)	October 31, ^2006

$^116,^213,^987	$^399,^202	$^174,^214	$^200,^763

^(1) For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of Investment Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $441,771, of which $42,569 was allocated from Cash ^Management Portfolio and $399,202 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fee ^of the Portfolio totaled $185,055, of which $10,841 was allocated from Cash Management Portfolio and $174,214 was paid or accrued directly by ^the Portfolio.

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^

Investment Grade Income Portfolio. For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees for the three fiscal years ended ^December 31, 2008:

Advisory Fee for Fiscal Year Ended
^Net Assets ^at	^
^December 31, 2008	December 31, 2008(1)	^December 31, ^2007(1)	^December 31, ^2006

$^142,^766,^153	$^589,^866	$^665,^295	$^645,^601

^(1)   For the fiscal ^years ended October 31, 2008 and October 31, 2007, the advisory fee of Investment Grade Income Portfolio was reduced by the Portfolio’s allocable portion of the advisory fee of Cash Management Portfolio. For the fiscal year ended October 31, 2008, the investment advisory fee of the Portfolio totaled $619,911, of which $30,045 was allocated from Cash ^Management Portfolio and $589,866 was paid or accrued directly by the Portfolio. For the fiscal year ended October 31, 2007, the investment advisory fee ^of the Portfolio totaled $682,815, of which $17,520 was allocated from Cash Management Portfolio and $665,295 was paid or accrued directly by ^the Portfolio.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the ^Portfolio or Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the ^Portfolio or Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. ^Puhy, ^Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. ^Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Portfolio or the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Fund ^is Mark S. Venezia. He manages other investment companies and/ or investment accounts in addition to the ^Fund. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts he managed in each of the listed categories and the total assets in the accounts managed within

28

each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Strategic Income Fund	All Accounts	All Accounts	Paying a Performance Fee	Paying a Performance Fee

Mark S. Venezia
Registered Investment
Companies**	^10	$4,^450.^8***	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	^1	$0.5	0	$0

^

*	In millions of dollars.

**	Numbers provided include an investment company structured as a fund of funds which invests in funds in the Eaton Vance complex advised by other portfolio managers.

***	Certain of the funds that Mr. Venezia serves as portfolio manager may invest in underlying portfolios ^for which Mr. Venezia also serves as portfolio manager.

Mr. Venezia beneficially owned between $^50,001 - $^100,000 of Fund shares as of the Fund’s most recent fiscal year ended October 31, ^2008 as well as beneficially owning between $500,001 - $1,000,000 of all Eaton Vance ^Funds as of December 31, ^2008. Interests in the Portfolio cannot be purchased by the portfolio manager.

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for ^Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages

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or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Global Macro Portfolio has engaged BMR to act as its Administrator under an Administration Agreement. The Administration Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of Global Macro Portfolio and (ii) by the vote of a majority of those Trustees of Global Macro Portfolio who are not interested persons of the Portfolio or of the Administrator. Under the Administration Agreement, BMR is obligated to provide oversight of custodial services to Global Macro Portfolio and provide certain valuation, legal, accounting and tax assistance and services in connection with certain investments. In return, Global Macro Portfolio pays BMR as compensation under the Administration Agreement a monthly fee in the amount of 0.0125% (equivalent to 0.15% annually) of the average daily net assets of Global Macro Portfolio. For the fiscal ^year ended October 31, 2006, ^ Global Macro Portfolio paid BMR administration fees of $732,529^. Effective June 22, 2007 and in connection with the amendment of Global Macro Portfolio’s investment advisory agreement, BMR agreed to waive in its entirety the administration fee payable by Global Macro Portfolio. For the period from November 1, 2006 through June 21, 2007, Global Macro Portfolio paid administration fees of $648,976, equal to 0.15% (annualized) of average daily net assets.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^the Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds^. The Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance $46,983 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund and each Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and thereafter at Two International Place, Boston, MA 02110, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by

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the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. ^State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, Massachusets 02116, serves as ^Fund and ^Portfolio custodian. State Street has custody of all cash and securities representing the Fund’s ^Portfolio interest, has custody of ^Portfolio assets, maintains the ^Portfolio and ^Fund general ledger and computes the daily net asset value of Portfolio interests in ^the Portfolio and ^Fund net asset ^values per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with ^investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper ^instructions. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential Fund or Portfolio custodial or other relationships ^with such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund and each Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. ^PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and each Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analysis for purposes of

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determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans are valued in the same manner as Senior Loans.

As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate ^MBS are valued by independent pricing services. The pricing services consider various factors relating to bonds ^and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges ^are generally valued at closing settlement prices. An exchange-traded ^option is valued on the valuation day at the last sale price from any exchange on which the option is listed. If no such sales are reported, such option will be valued at the mean of the closing ^bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. Over-the-counter options are valued at prices obtained from a broker (typically the counterparty to the ^options) on the valuation day. Non-exchange traded derivatives are normally valued on the ^basis of quotes obtained from brokers and ^dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Such values may be based on valuation models, information provided by ^market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Equity securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices, or if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ ^Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Investments for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, as amended, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against the U.S. ^dollar on one of the principal markets for such currencies. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value as determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Foreign securities and currencies held by the Fund or a Portfolio are valued in U.S. dollars, as calculated by ^State Street based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities held by the Fund or a Portfolio generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange. In adjusting the value of foreign equity securities, the Fund or a Portfolio may rely on an independent fair valuation service.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares

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pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with the Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the

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principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent^. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

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Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of ^shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 4.5% for Class B and 6.25% for Class C of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C

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shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have ^benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of ^0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on November 1, 1997 for the Class A Plan and June 23, 1997 for the Class B and Class C Plans. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in ^a Plan because their employers (or affiliates thereof) receive distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

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In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. The Fund’s performance may differ from that of other investors in the Portfolios, including other investment companies.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http:// www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. The Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end^.
  Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service,

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  Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fundcredit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions,investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to performthe service for which they are being engaged. If required in order to perform their duties, this information will beprovided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimatebusiness purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, inconnection with a redemption in kind, the redeeming shareholder may be required to agree to keep theinformation about the securities to be so distributed confidential, except to the extent necessary to dispose of thesecurities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by ^a Portfolio or the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^The Fund qualified as a RIC for its fiscal year ended October 31, 2008. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because the Fund invests its assets in a Portfolio, ^the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain,

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loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Fund nor the Portfolios should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

^Investment in zero coupon, and certain other securities will cause ^realization of income prior to the receipt of cash payments with respect to ^securities. Such income will be accrued daily by the ^Portfolio or Fund and, in order to avoid a tax payable by the Fund, the ^Portfolio or Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

^The ^Portfolio or Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the ^Portfolio or Fund. Tax rules are not entirely clear about issues such as when the ^Portfolio or Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

A ^Portfolio or Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a ^Portfolio or Fund, defer ^Portfolio or Fund losses, cause adjustments in the holding periods of ^Portfolio or Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a ^Portfolio or Fund may make or receive periodic net payments. A ^Portfolio or Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the ^Portfolio or Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the ^Portfolio or Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

In general, gain or loss on a short sale is recognized when the Portfolio or Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio or Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Portfolio or Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Portfolio or Fund for more than one year. In general, the Portfolio or Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

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Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Portfolio or Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If ^the ^Portfolio or Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and each Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the ^Portfolio or Fund ^would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if ^the ^Portfolio or Fund were to make a mark-to-market election with respect to a PFIC, the ^Portfolio or Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the ^Portfolio or Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The ^Portfolio or Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

Each ^Portfolio or Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the ^Portfolio or Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the ^Portfolios and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2010, distributions of investment income derived from certain dividend-paying stocks designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

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Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable

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under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by ^the investment adviser of each Portfolio and the Fund (each referred to herein as the "investment adviser"). References in this section to Portfolio includes the Fund. ^The Fund or Portfolio is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the ^Portfolio or Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of

42

executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes ^securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be

43

allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the periods indicated in each table, as well as the amount of Portfolio or Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution^.

^

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research

Fund/Portfolio	^10/31/08	^10/31/07	^10/31/06	^10/31/08	^10/31/08

Strategic Income Fund	$0	$0	$0	$0	$0
Boston Income Portfolio	$ 55,074*	$ ^86,426*	$ ^10,958	$ 47,611,142	$ ^35,289
Emerging Markets Local Income
Portfolio	$1,229*	$0	$0	$30,185	$21
Global Macro Portfolio	$ 35,680*	$0^	$ ^0	$0	$0
Floating Rate Portfolio	$0	$0^	$ ^0	$0	$0
High Income Opportunities
Portfolio	$ 34,260*	$ ^9,540	$ ^ 7,167	$ 24,950,152	$ ^18,250
International Income Portfolio	$473*	$0	$0	$0	$0
Investment Portfolio	$7*	$0	$0	$0	$0

*	The increase/decrease in brokerage commissions for the periods shown was due to an increase/decrease in number and dollar amount of portfolio transactions involving permitted securities.

Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research

Portfolio	^12/31/08	^12/31/07	^12/31/06	^12/31/08	^12/31/08

Investment Grade Income
Portfolio	$0	$ 0	$0	$0	$0

44

As of ^October 31, 2008, the ^Fund and each Portfolio held securities of ^“regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Strategic Income Fund	None	n/a
Boston Income Portfolio	None	n/a
Emerging Markets Local Income Portfolio	None	n/a
Floating Rate Portfolio	^Morgan Stanley & Co., Inc.	$^1,777,424
Gllobal Macro Portfolio	JP Morgan	$2,910,595
High Income Opportunities Portfolio	None	n/a
International Income Portfolio	None	n/a
Investment Grade Income Portfolio	Bank of America	$562,677
	Citi Group	$928,881
	Goldman Sachs	$958,407
	JP Morgan Chase & Co.	$261,557
	Merrill Lynch & Co.	$616,669
	Morgan Stanley & Co., Inc.	$700,011
Investment Portfolio	Morgan Stanley & Co., Inc.	$1,777,424

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund and each Portfolio appear in their respective annual reports to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

^

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund ^listed below for the fiscal year ended ^October 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Strategic Income Fund ^ (Accession No. 0001104659-08-^078835)

45

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Fees Paid
Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers

$^3,299,048	$^3,114,538	$^184,510	$^40,000	$^1,808,129	$^783,070

For the fiscal years ended^ October 31, 2007 and^ October 31, 2006, total sales charges of^ $2,544,838 and^ $3,325,574, respectively, were paid on sales of Class A, of which the principal underwriter received^ $144,186 and^ $188,220, respectively. The balance of such amounts was paid to investment dealers.

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class ^of ^shares for the ^periods shown in the ^table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	^–7.09%	^4.20%	^5.45%
Before Taxes and Including Maximum Sales Charge	^–11.50%	^3.20%	^4.94%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–9.37%	^1.62%	^2.39%
After Taxes on Distributions and Including Maximum Sales Charge	^–13.67%	^0.64%	^1.90%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–4.49%	^2.13%	^2.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–7.36%	^1.28%	^2.36%

46

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:

Charles Schwab & Co. Inc.	San Francisco, CA	^34.^4%

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

47

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers

$^607,229	$^1,337,350	$^521,000	$^42,535,000 (28.2%)	$^445,783	$^379,453

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	–7.^73%	^3.^46%	^4.^63%
Before Taxes and Including Maximum Sales Charge	^–12.^06%	^3.^16%	^4.^63%
After Taxes on Distributions and Excluding Maximum Sales Charge	–9^.^76%	^1.^15%	^1.^90%
After Taxes on Distributions and Including Maximum Sales Charge	^–14.^09%	^0.^82%	^1.^90%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–4.^91%	^1.^66%	2.^31%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–7.^73%	^1.^38%	2.^31%
48

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^10.3%
^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

49

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers

$^3,220,338	$^3,426,697	$^233,000	$^33,189,000 (8.3%)	$^1,142,233	$^1,071,132

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class ^of ^shares for the ^periods shown in the ^table. Any ^performance presented with an asterisk (*) includes the effect of subsidizing expenses. ^Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The tax treatment of a portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^
Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge	^–7.85%	^3.46%	^4.63%
Before Taxes and Including Maximum Sales Charge	^–8.71%	^3.46%	^4.63%
After Taxes on Distributions and Excluding Maximum Sales Charge	^–9.88%	^1.15%	^1.89%
After Taxes on Distributions and Including Maximum Sales Charge	^–10.75%	^1.15%	^1.89%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^–4.99%	^1.66%	^2.30%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^–5.55%	^1.66%	^2.30%

50

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^13.^1%
Citigroup Global Markets, Inc.	New York, NY	^5.^3%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

51

APPENDIX D

^ RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. ^Ratings are generally given to securities at the time of issuance. ^While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

^

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations. P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations. P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations. NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical

52

default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: ^Moody^’s ^appends numerical modifiers, 1, 2, and 3 ^to each generic rating classification from Aa through ^Caa. ^The modifier 1 indicates that the ^obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates ^a ranking in the lower end of ^that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term ^Obligation Ratings

^

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with

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scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidty provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections neccesary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: ^An obligation rated ^‘AAA’ has the highest rating assigned by S&P. ^The obligor’s capacity to meet its financial commitment on the obligation is extremely strong^.

AA: ^ An obligation rated ^‘AA’ differs from the ^highest-rated ^obligors only to a small degree. ^The obligor’s capacity to meet its financial ^commitments on the obligation is very strong^.

A: ^An obligation rated ^‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in ^higher-rated categories. ^However, the obligor’s capacity to meet its financial ^commitments on the obligation is still strong^.

BBB: ^An obligation rated ^‘BBB’ exhibits adequate protection parameters. ^However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation^.

BB, B, CCC, and CC and C

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Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ^‘C’ are regarded as having significant speculative characteristics. ^‘BB’ indicates the least degree of speculation and ^‘C’ the highest. ^While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions^.

BB: ^An obligation rated ^‘BB’ is less vulnerable to ^non-payment than other speculative issues. ^However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions ^which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation^.

B: ^An obligation rated ^‘B’ is more vulnerable ^than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. ^Adverse business, financial ^or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: ^An obligation rated ^‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. ^In the event of adverse business, ^financial or, ^economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: ^An obligation rated ^‘CC’ is currently highly vulnerable to nonpayment.

^

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

^Plus (+) or Minus (-): ^The ratings from ^‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: ^This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular ^obligation as a matter of policy.

^

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment

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obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-^2: ^An obligor rated ‘A-2’ has satisfactory capacity ^to meet its financial commitments. ^However, ^it is somewhat more ^susceptible to the adverse effects of changes in circumstances and economic conditions than ^obligors in the ^highest rating category.

^

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

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SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit ^quality ‘AAA^’ ratings denote the lowest expectation of credit risk. ^They are assigned only in case of exceptionally strong capacity for ^payment of financial commitments. ^The capacity is highly unlikely to be adversely affected by foreseeable events^.

AA: Very high credit quality. ^‘AA^’ ratings denote ^expectations of very low ^credit risk. ^They indicate very strong capacity for ^payment of financial commitments. ^This capacity is not significantly vulnerable to foreseeable events^.

A: High credit quality. ^‘A^’ ratings denote ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered strong. ^The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions ^that is the case for higher ratings^.

BBB: Good credit quality. ^‘BBB^’ ratings indicate that ^they are currently ^expectations of low ^credit risk. ^The capacity for ^payment of financial commitments is considered ^adequate but adverse changes in circumstances and ^economic conditions ^ar more likely to impair this capacity. ^This is the lowest ^investment grade category.

^

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. ^For issuers and performing obligations, ‘B^’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. ^Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, ^default ^is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic ^conditions. ^

^

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continutes to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

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Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

^Short-Term ^Credit Ratings

^

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

^F1: Highest credit quality. ^Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

^F2: Good credit quality. ^A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

^F3: Fair credit quality. ^The capacity for timely payment of financial commitments is adequate; however, ^near term adverse changes could result in a reduction to ^non investment grade.

B: Speculative. ^Minimal capacity for timely payment of financial commitments, plus vulnerability to ^near term adverse changes in financial and economic conditions.

C: High default risk. ^Default is a real possibility. ^Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

^

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to ^Short-^Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. ^Such suffixes are not added to the ^'AAA^' Long-term rating category, to categories below ^'CCC^', or to Short-term ratings other than ^'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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^ APPENDIX E

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

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Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is

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deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION March 1, 2009

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122 Effective March 22, 2009: Two International Place Boston, MA 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their corresponding Portfolios, if applicable. The Funds and Portfolios are diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	^29
Investment Restrictions		^8	Sales Charges	^31
Management and Organization		9	Performance	34
Investment Advisory and Administrative Services		17	Taxes	^36
Other Service Providers		28	Portfolio Securities Transactions	40
Calculation of Net Asset Value		^28	Financial Statements	^43

Appendix A:	Class A Fees, Performance and Ownership	^44	Appendix ^F: Eaton Vance Funds Proxy Voting Policy and Procedures ^58
Appendix B:	Class B Fees, Performance and Ownership	^48	Appendix ^G: Adviser Proxy Voting Policies and Procedures	^60
Appendix C:	Class C Fees, Performance and Ownership	^51	Appendix ^H: Eagle Global Advisors, L.L.C. Proxy Voting Policies	^64
			Appendix ^I: Atlanta Capital Management Company, LLC Proxy Voting
Appendix D:	Class I Fees, Performance and Ownership	^55	Policies	^68
Appendix E: Equity Rankings		^57	Appendix ^J: Fox Asset Management Proxy Voting Policy	72

^

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© 2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). As set forth in the prospectus, certain Funds and Portfolios have a policy of investing at least 80% of their net assets in companies within a certain market capitalization, which is determined by reference to a particular market index (the "Index"). For purposes of establishing the market capitalizations of companies included in the Index for a particular month, these Funds and Portfolios will refer to the market capitalizations of companies included in the Index as of the first business day of that month.

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. The provisions of the Code applicable to qualified dividend income are effective through 2010 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. ^Each Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2011 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Realized losses that are allocated from a Portfolio to Tax-Managed Equity Asset Allocation Fund are available to that Fund to offset realized gains allocated to the Fund by other Portfolios. An investor investing in multiple mutual funds cannot offset capital gains distributed by one fund with capital losses realized by another fund, or offset capital gain realized on the sale of one fund’s shares with the capital losses realized by another fund unless the shares of that fund are sold.

As noted in the prospectus, Tax-Managed Equity Asset Allocation Fund may withdraw cash from an overweighted Portfolio for investment in an underweighted Portfolio. Withdrawal and reinvestment of available Portfolio cash usually does not trigger the recognition of taxable gains or losses. The Fund may also use cash invested by new shareholders to add to the Fund’s underweighted Portfolio positions. The Fund expects that the foregoing rebalancing techniques should enable the Fund to maintain its asset allocation within targeted ranges with substantially fewer taxable events than comparably rebalanced portfolios of stand-alone mutual funds.

Equity Investments. Each Portfolio invests primarily in common stocks and securities convertible into common stocks. Each Portfolio and Tax-Managed Dividend Income Fund also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

Tax-Managed Dividend Income Fund invests primarily in dividend-paying common stocks and preferred stocks. Tax-Managed Dividend Income Fund also may invest in debt ^securities, warrants, equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, and other securities and instruments. The Fund may invest in preferred stocks that are rated below investment ^grade ("junk bonds"). Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to make dividend payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated preferred stocks are also more likely to react to real or perceived developments affecting market and credit risk than are higher rated preferred stocks, which react primarily to movements in the general level of interest rates.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments ^which, could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, ^may not pass-through voting or other shareholder rights, and ^may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio and Tax-Managed Dividend Income Fund holds. A Portfolio and Tax-Managed Dividend Income Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio and Tax-Managed Dividend Income Fund’s assets.

Over-the-counter (“OTC”) derivative instruments, equity swaps and forward sales of shares involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio and Tax-Managed Dividend Income Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefor is not subject to registration or regulation as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio or Tax-Managed Dividend Income Fund. Each Portfolio and Tax-Managed Dividend Income Fund will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securites will be covered by ownership of the securities subject to the call option or an offsetting option.

In addition, Tax-Managed Dividend Income Fund may invest in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) which may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time the Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swaps, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will generally have a rating of BBB or higher by a nationally recognized statistical rating organization, however, the Fund may invest to a limited extent in lower rated obligations. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio and Tax-Managed Dividend Income Fund will only engage in transactions that expose it to an obligation to another party if it owns ^either: (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Each Portfolio and Tax-Managed Dividend Income Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Trust Certificates. Among the income-producing securities in which Tax-Managed Dividend Income Fund may invest are trust certificates, which are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in ^securities, such as credit default swaps, interest rate swaps, preferred stocks and other securities, in order to customize the risk/return profile of a particular security.

Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Therefore, the certificates will be subject to the risks described under “Pooled Investment Vehicles” below. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. If market quotations are not readily available for the certificates, they will be valued by the Fund at fair value pursuant to procedures adopted by the Board.

Pooled Investment Vehicles. Each Portfolio and Tax-Managed Dividend Income Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio and Tax-Managed Dividend Income Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio and Tax-Managed Dividend Income Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio and Tax-Managed Dividend Income Fund invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the Portfolio and Tax-Managed Dividend Income Fund management fee.

Exchange-Traded Funds. Each Portfolio and Tax-Managed Dividend Income Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio and Tax-Managed Dividend Income Fund. Moreover, the Portfolio and Tax-Managed Dividend Income Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each Portfolio and Tax-Managed Dividend Income Fund invests in ETFs, the Portfolio and Tax-Managed Dividend Income Fund must bear these expenses in addition to the expenses of its own operation.

Short Sales. A Portfolio and Tax-Managed Dividend Income Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). A Portfolio and Tax-Managed Dividend Income Fund may sell short securities representing an index or basket of securities whose constituents the Portfolio and Tax-Managed Dividend Income Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by a Portfolio and Tax-Managed Dividend Income Fund.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. Each Portfolio and Tax-Managed Dividend Income Fund expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by a Portfolio and Tax-Managed Dividend Income Fund. Such losses may be substantial.

Fixed-Income Securities. Tax-Managed Dividend Income Fund may purchase fixed-income securities. Fixed-income securities include convertible bonds and convertible stocks and corporate debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, Tax-Managed Dividend Income Fund may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, Tax-Managed Dividend Income Fund may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Securities Lending. As described in the prospectus, a Portfolio and Tax-Managed Dividend Income Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Portfolio and Tax-Managed Dividend Income Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio and Tax-Managed Dividend Income Fund to Eaton Vance or BMR.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares of Tax-Managed Dividend Income Fund and Tax-Managed Value Fund and Class A shares of the other Funds at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio and Tax-Managed Dividend Income Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio and Tax-Managed Dividend Income Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio and Tax-Managed Dividend Income Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. Each Portfolio and Tax-Managed Dividend Income Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds with a similar investment strategy, except to the extent each Portfolio and Tax-Managed Dividend Income Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase each Portfolio and Tax-Managed Dividend Income Fund’s turnover rate and the trading costs it incurs. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Tax-Managed Dividend Income Fund cannot accurately predict its portfolio turnover rate but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less) in connection with dividend capture strategies or to the extent the Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase the Fund’s turnover rate and the trading costs it incurs. For the fiscal years ended October 31, 2008 and 2007, and for the period ended October 31, 2006 and for the fiscal year ended April 30, 2006, the Fund’s portfolio turnover rate was ^181%, 139%, 46% and 247%, respectively, as a result of the Fund’s dividend capture trading strategies. Portfolio turnover may be higher during certain periods due to the seasonality of opportunities to excercise the Fund’s dividend capture trading strategies. ^

Tax-Managed Multi-Cap Growth Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio and may result in a realization of net short-term capital gains. During the fiscal years ended October 31, 2008, 2007 and 2006, the portfolio turnover rate of Tax-Managed Multi-Cap Growth Portfolio was 283%, 157% and 181%, respectively.

Diversified Status. Each of the Funds and Portfolios are a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total ^assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. ^Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

Investing in a Portfolio. A Fund (or any other investor in a Portfolio) may withdraw all or a portion of its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective(s) of the Portfolio is no longer consistent with the investment objective(s) of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective(s). A Fund’s investment performance and expense ratios may be affected by a withdrawal of all its assets (or the withdrawal of assets of another investor in the Portfolio) from the Portfolio.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) (except for Tax-Managed Small-Cap and Tax-Managed International Equity Funds) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction for Tax-Managed Dividend Income Fund, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, Tax-Managed Equity Asset Allocation Fund may invest its investable assets in other open-end management companies in the same group of investment companies as the Fund, and Tax-Managed Dividend Income Fund may, subject to Trustee approval, invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio. In addition, a Portfolio may not invest in other open-end management investment companies in reliance on ^ Section 12(d)(1)(G) of the 1940 Act to the extent that a Fund or any other investor in the Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of ^1933, as amended, and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts ^02109 until March 22, 2009 and Two International Place, Boston, Massachusetts 02110, thereafter. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “IEP” refers to International Equity Portfolio, “MCCP” refers to Mid-Cap Core Portfolio, “MCGP” refers to Multi-Cap Growth Portfolio, “SCP” refers to Small-Cap Portfolio, "SCVP" refers to Small-Cap Value Portfolio and “VP” refers to Value Portfolio.^

Number of Portfolios
in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since	Chairman, Chief Executive Officer and President of EVC, Director and	173	Director of EVC
5/31/58	of the Trust; Vice	2007; President of	President of EV, Chief Executive Officer and President of Eaton Vance
	President of MCCP	the Trust since	and BMR, and Director of EVD. Trustee and/or officer of 173 registered
	and SCVP	2002; Vice	investment companies and 4 private investment companies managed
		President of MCCP	by Eaton Vance or BMR. Mr. Faust is an interested person because of
		and SCVP since	his positions with BMR, Eaton Vance, EVC, EVD and EV, which are
		2001	affiliates of the Trust and Portfolios.

				Number of Portfolios
				in Fund Complex
	Trust/Portfolio	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
			International, Inc. (provider of enterprise management software to the
			power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
			Officer, Prizm Capital Management, LLC (investment management
			firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	173	Director of Federal Home Loan
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Bank of Boston (a bank for
			2005).		banks) and BJ’s Wholesale
					Club, Inc. (wholesale club
					retailer); Trustee of SPDR Index
					Shares Funds and SPDR Series
					Trust (exchange traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
			Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
			President and Global Head of Private Asset Management (and various
			other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Trustee of the	Paul Hastings Professor of Corporate and Securities Law (since 2006)	173	None
9/14/57		Trust, IEP and SCP	and Professor of Law (2001-2006), University of California at Los
		since 1998; of	Angeles School of Law.
		MCGP since 2000;
		and of MCCP, SCVP
		and VP since 2001

RALPH F. VERNI	Chairman of the	^Chairman of the	Consultant and private investor.	173	None
1/26/43	Board and Trustee	Board since 2007;
		Trustee since 2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	^	Term of Office and
Name and Date of Birth	^^Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	Vice President of the Trust;	Vice President of the Trust since	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57	President of each Portfolio	2001; President of IEP, MCGP, SCP and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.
and VP since 2002; and President
of MCOP and SCVP since 2005

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

EDWARD R. ALLEN, III	Vice President of IEP	Since 2004	Senior Partner ^of ^Eagle Global Advisors, L.L.C. ("Eagle"). Officer of 3 registered investment
7/5/60			companies managed by Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by Eaton Vance or BMR.

WILLIAM O. BELL, IV	Vice President of MCCP	Since 2005	Vice President of Atlanta Capital Management Company, L.L.C. Officer of 2 registered investment
7/26/73			companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. ^Officer of 33 registered investment companies managed
12/24/75			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

ARIEH COLL	Vice President of MCGP	Since 2000	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
11/9/63			Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. ^Officer of 30 registered
12/4/72			investment companies managed by Eaton Vance or BMR.

GREGORY R. GREENE	Vice President of SCVP	Since 2006	Managing Director of Fox Asset Management LLC ("Fox") and member of the Investment
11/13/66			Committee. Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III	Vice President of MCCP	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 2
4/12/48			registered investment companies managed by Eaton Vance or BMR.

THOMAS N. HUNT, III	Vice President of IEP	Since 2004	Senior Partner of Eagle. Officer of 3 registered investment companies managed by Eaton Vance or
11/6/64			BMR.

MARILYN ROBINSON IRVIN	Vice President of the MCCP	Since 2005	Senior Vice President and Principal of Atlanta Capital. Officer of 2 registered investment companies
6/17/58			managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President of VP	Vice President of VP since 2001	Vice President of Eaton Vance and BMR. Officer of ^24 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^91 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

ROBERT J. MILMORE	Vice President of SCVP	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of
4/3/69			International Treasury of Cendant Corporation (2001-2005). Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

J. BRADLEY OHLMULLER	Vice President of SCVP	Since 2005	Principal of Fox and member of the Investment Committee. Previously, Vice President and research
6/14/68			analyst at Goldman Sachs & Co. (2001-2004). Officer of ^17 registered investment companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Of the Trust since 2003 and of	Vice President of Eaton Vance and BMR. Officer of ^53 registered investment companies managed
8/21/54		Dividend Income Portfolio since	by Eaton Vance or BMR.
2006

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

NANCY B. TOOKE	Vice President of SCP	Since 2006	Vice President of Eaton Vance and BMR.	Previously, Senior Managing Director and small- and mid-
10/25/46			cap core portfolio manager with ForstmannLeff Associates (2004-2006). Previously, Executive
Vice President and portfolio manager with Schroder Investment Management North America, Inc.
(1994-2004). Officer of 3 registered investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Treasurer of the Trust since 2005	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
6/19/57		and of each Portfolio since 2008^	by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
5/24/60		Legal Officer since 2008	by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 173 registered investment companies managed
7/11/53			by Eaton Vance or BMR.

^

The Board of Trustees of the Trust and each Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended October 31, 2008, the Governance Committee convened ^eight times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chair^) and Verni and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended October 31, 2008, the Audit Committee convened ^six times.

Messrs. Verni (Chair^), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review ^Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of ^Trustees. During the fiscal year ended October 31, 2008, the Contract Review Committee convened ^ten times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management ^Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened ^three times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters ^Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened ^two times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of ^December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.		Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust(1)	Freedman(2)	William H. Park(2)	Pearlman(2)	Peters(2)^	Steiger(2)	Stout(2)	Verni(2)
Tax-Managed
Dividend Income				^
Fund	None	$1^ - $^10,000	None	None	None	None	None	None	None
Tax-Managed Equity
Asset Allocation
Fund	None	None	None	None	None	None	None	None	None
Tax-Managed
International Equity
Fund	None	$^1 - $^10,000	None	None	None	None	None	None	None
Tax-Managed Mid-
Cap Core Fund	None	None	None	None	None	None	None	None	None
Tax-Managed Multi-
Cap Growth Fund	None	$1^ - $^10,000	None	None	None	None	None	None	None
Tax-Managed Small-
Cap Fund	None	$1^ - $^10,000	None	None	None	None	None	None	None
Tax-Managed Small-
Cap Value Fund	None	None	None	None	None	None	None	None	None
Tax-Managed
Value Fund	None	$1^ - $^10,000	None	None	^None	None	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance							^
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000*	over $100,000	^None	None	over $100,000*	over $100,000*

(1) Interested Trustees

(2) Noninterested Trustees

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

^

As of December 31, 2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2007 and December 31, 2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2007 and December 31, 2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio and Tax-Managed Dividend Income Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Portfolio and Tax-Managed Dividend Income Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per share of a Portfolio and Tax-Managed Dividend Income Fund, and will not obligate ^a Portfolio and Tax-Managed Dividend Income Fund to retain the services of any Trustee or obligate a Portfolio and Tax-Managed Dividend Income Fund to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees^.

The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio.) During the fiscal year ended October 31, 2008, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

^
Source of
Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park	Ronald A. Pearlman	Helen Frame Peters	Heidi L. Steiger	Lynn A. Stout	Ralph F. Verni
Trust(2)	$15,798	$15,545	$15,541(3)	$15,798	n/a	$16,040	$16,706(4)	$20,891(5)
International Equity
Portfolio	1,579	1,544	1,567(3)	1,579	n/a	1,578	1,687(4)	2,385(5)
Mid-Cap Core
Portfolio	829	820	851(3)	829	n/a	797	850(4)	1,211(5)
Multi-Cap Growth
Portfolio	1,220	1,199	1,224(3)	1,220	n/a	1,206	1,288(4)	1,821(5)
Small-Cap Portfolio	1,080	1,061	1,090(3)	1,080	n/a	1,055	1,128(4)	1,607(5)
Small-Cap Value
Portfolio	689	682	717(3)	689	n/a	646	691(4)	997(5)
Value Portfolio	3,018	2,868	2,938(3)	3,018	n/a	2,956	3,224(4)	4,743(5)
Trust and Fund
Complex(1)	$212,500	$204,167	$209,167(6)	$212,500	$204,167	$204,167	$224,167(7)	$319,167(8)

(1)	As of March 1, 2009, the Eaton Vance fund complex consists of 173 registered investment companies or series thereof. Ms. Peters was ^elected as a Trustee ^effective November 17, 2008, and thus ^the compensation figures listed for the Trust and Fund Complex are estimated for the ^calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for the ^full 2008 calendar year. Norton H. Reamer retired as a Trustee on July 1, 2008. For the fiscal year ended October 31, 2008, Mr. Reamer received Trustee fees of $^14,535 from the Trust, $^1,449 from International Equity Portfolio, $^861 from Mid-Cap Core Portfolio, $^1,175 from Multi-Cap Growth Portfolio, $^1,046 from Small-Cap Portfolio, $^732 from Small-Cap Value Portfolio and $^2,139 from Value Portfolio. For the calendar year ended December 31, 2008, ^Mr. Reamer received $^166,667 from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of October 31, 2008.
(3)	Includes deferred compensation as follows: International Equity - $^799; Mid-Cap Core - $^340; Multi-Cap Growth - $^575; Small-Cap ^- $^168; Small-Cap Value - $^266; and Value - $1,^222.
(4)	Includes deferred compensation as follows: International Equity - $^451; Mid-Cap Core - $^177; Multi-Cap Growth - $^318; Small-Cap ^- $^273; Small-Cap Value - $^133; and Value - $^1,110.
(5)	Includes deferred compensation as follows: International Equity - $1,^574; Mid-Cap Core - $^669; Multi-Cap Growth - $^1,132; Small-Cap ^- $^986; Small-Cap Value - $^524; and Value - $^3,^834.
(6)	Includes $^80,000 of deferred compensation.
(7)	Includes $^45,000 of deferred compensation.
(8)	Includes $^157,500 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On ^May 17, 2004, Tax-Managed International Growth Fund changed its name from "Eaton Vance Tax-Managed International Growth Fund" to "Eaton Vance Tax-Managed International Equity Fund". On April 28, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 merged into Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and the name changed from "Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1" to "Eaton Vance Tax-Managed Small-Cap Growth Fund" on May 1, 2006. On July 1, 2007, Multi-Cap Growth Fund changed its name from "Eaton Vance Tax-Managed Multi-Cap Opportunity Fund" to "Eaton Vance Multi-Cap Growth Fund". On ^September 1, 2008, Small-Cap Fund changed its name from "Eaton Vance Tax-Managed Small-Cap Growth Fund" to "Eaton Vance Tax-Managed Small-Cap Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolios were organized as trusts under the laws of the state of New York on June 22, 1998 (Small-Cap and International Equity Portfolios), on February 28, 2000 (Multi-Cap Growth Portfolio), on February 13, 2001 (Value Portfolio) and on December 10, 2001 (Mid-Cap Core and Small-Cap Value Portfolios) and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing^.

^

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund’s and Portfolio’s investment adviser or sub-adviser and adopted the investment adviser or sub-adviser’s proxy voting policies and procedures (the “Policies”). The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser and investment subadviser Policies, see Appendix ^F, Appendix ^G, Appendix ^H, Appendix ^I and Appendix ^J. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and Tax-Managed Dividend Income Fund and provides related office facilities and personnel subject to the supervision of the Portfolio and Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Portfolio and Tax-Managed Dividend Income Fund and what portion, if any, of the Portfolio and Tax-Managed Dividend Income Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio and Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Portfolio, Tax-Managed Equity Asset Allocation Fund and Tax-Managed Dividend Income Fund is computed as follows:

Tax-Managed Dividend Income Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
Tax-Managed Equity Asset Allocation Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%
Tax-Managed Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$75 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%*

* Effective April 23, 2007, BMR has contually agreed to reduce its advisory fee to 0.38% on net assets of $25 billion and over. This contractual reduction cannot be terminated or modified without Trustee and shareholder consent.

Tax-Managed International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%
Tax-Managed Mid-Cap Core Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%

Tax-Managed Multi-Cap Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
Tax-Managed Small-Cap Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Tax-Managed Value Portfolio’s investment advisory agreement and a Fee Reduction Agreement dated March 27, 2006, Tax-Managed Value Portfolio’s investment advisory fee on assets of $500 million and over is computed as follows:

Tax-Managed Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%

Pursuant to Investment Sub-Advisory Agreements between BMR and each sub-adviser, BMR pays the following compensation to Atlanta Capital Management Company L.L.C. (“Atlanta Capital”), Fox Asset Management LLC (“Fox”) and Eagle Global Advisors, LLC ("Eagle") for providing sub-advisory services to Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed International Equity Portfolio, respectively:

Tax-Managed Mid-Cap Core Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.5500%
$500 million but less than $1 billion	0.5250%
$1 billion but less than $2.5 billion	0.5125%
$2.5 billion but less than $5 billion	0.5000%
$5 billion and over	0.4875%

Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.75000%
$500 million but less than $1 billion	0.71875%
$1 billion but less than $2.5 billion	0.68750%
$2.5 billion but less than $5 billion	0.65625%
$5 billion and over	0.62500%
Tax-Managed International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	0.50000%
$500 million but less than $1 billion	0.46875%
$1 billion but less than $2.5 billion	0.43750%
$2.5 billion but less than $5 billion	0.40625%
$5 billion and over	0.37500%

At October 31, 2008, Tax-Managed Dividend Income Fund had net assets of $^1,232,457,526. For the fiscal years ended October 31, 2008 and 2007, the advisory ^fees paid by the Fund to Eaton Vance ^were reduced by the Fund’s allocable portion of the Cash Management Portfolio’s advisory ^fees. For the fiscal years ended October 31, 2008 and 2007, the investment advisory ^fees for the Fund totaled $^11,219,807 and $10,834,084, respectively, of which $^135,824 and $137,090, respectively, was allocated from Cash Management Portfolio and $^11,083,983 and $10,696,994, respectively, was paid or accrued directly by the Fund. For the period from May 1, 2006 to October 31, 2006, the Fund paid Eaton Vance an advisory ^fee of $3,346,304. For the fiscal year ended April 30, 2006, the Fund paid Eaton Vance an advisory ^fee of $4,380,016. Eaton Vance has agreed to reduce the advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the fiscal year ended April 30, 2006, Eaton Vance waived $67,418 of its advisory fee.

At October 31, 2008, Tax-Managed Equity Asset Allocation Fund had net assets of $^532,003,125. The investment advisory fee payable by the Fund is reduced by the Fund’s allocable portion of the investment advisory fees paid by the Portfolios in which it invests. For the fiscal years ended October 31, 2008 and 2007, the investment advisory fees for the Fund totaled $^5,972,908 and $5,548,941, respectively, of which $^5,255,309 and $4,885,918, respectively, was allocated from the Portfolios and $^717,599 and $663,023, respectively, was paid or accrued directly by the Fund. For the fiscal year ended October 31, 2006, the Fund paid Eaton Vance an advisory ^fee of $558,727 and the Fund’s allocated portion of the advisory fees paid by the Portfolios in which it invests totaled $3,671,485.

At October 31, 2008, Tax-Managed International Equity Portfolio had net assets of $^226,979,857. For the fiscal years ended October 31, 2008 and 2007, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal years ended October 31, 2008 and 2007, the investment advisory fees for the Portfolio totaled $^3,640,520 and $3,017,772, respectively, of which $^45,218 and $26,754, respectively, was allocated from Cash Management Portfolio and $^3,595,302 and $2,991,018, respectively, was paid or accrued directly by the Fund. For the fiscal year ended October 31, 2006, the Portfolio paid BMR advisory fees of $1,893,653. In addition, BMR paid Eagle sub-advisory fees of $^1,819,199, $1,508,886 and $946,826 for the fiscal years ended October 31, 2008, 2007 and 2006, respectively.

At October 31, 2008, Tax-Managed Mid-Cap Core Portfolio had net assets of $^69,414,936. For the fiscal years ended October 31, 2008, 2007 and 2006, the Portfolio’s investment advisory fees totaled $^756,324, $834,737 and $726,984, respectively. In addition, BMR paid Atlanta Capital sub-advisory fees of $^519,973, $573,882 and $499,802, respectively, for the same period. BMR and Atlanta Capital have agreed to reduce their respective investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal years ended October 31, 2008, 2007 and 2006, BMR waived $^11,693, $2,403 and $5,640, respectively, of its advisory fee and Atlanta Capital in turn waived $^11,693, $2,403, and $5,640 of its sub-advisory fee for the fiscal years ended October 31, 2008, 2007 and 2006.

At October 31, 2008, Tax-Managed Multi-Cap Growth Portfolio had net assets of $^140,509,552. For the fiscal years ended October 31, 2008 and 2007, the advisory ^fees paid by the Portfolio to BMR ^were reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory ^fees. For the fiscal years ended October 31, 2008 and 2007, the investment advisory ^fees for the Portfolio totaled $^1,311,402 and $1,144,856, respectively, of which $^53,685 and $49,944, respectively, was allocated from Cash Management Portfolio and $^1,257,717 and $1,094,912, respectively, was paid or accrued directly by the Fund. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the fiscal year ended October 31, 2006, BMR waived $8,866 of its advisory fee. For the fiscal ^year ended October 31, 2006, the Portfolio paid BMR an advisory ^fee of $943,289.

At October 31, 2008, Tax-Managed Small-Cap Portfolio had net assets of $^157,142,513. For the fiscal years ended October 31, 2008 and 2007, the advisory ^fees paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory ^fees. For the fiscal years ended October 31, 2008 and 2007, the investment advisory ^fees for the Portfolio totaled $^1,178,238 and $1,073,415, respectively, of which $^34,953 and $24,950, respectively, was allocated from Cash Management Portfolio and $^1,143,285 and $1,048,465, respectively, was paid or accrued directly by the Fund. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal year ended October 31, 2006, BMR waived $2,264 of its advisory fee. For the fiscal year ended October 31, 2006, the Portfolio paid BMR an advisory ^fee of $999,203.

At October 31, 2008, Tax-Managed Small-Cap Value Portfolio had net assets of $^61,778,095. For the fiscal years ended October 31, 2008, 2007 and 2006, the Portfolio’s investment advisory fees totaled $^680,971, $580,712 and $536,925, respectively. In addition, BMR paid Fox sub-advisory fees of $^510,728, $435,534 and $402,693, respectively for the same period.

At October 31, 2008, Tax-Managed Value Portfolio had net assets of $^1,357,280,041. For the fiscal years ended October 31, 2008 and 2007, the advisory ^fees paid by the Portfolio to BMR ^were reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory ^fees. For the fiscal years ended October 31, 2008 and 2007, the investment advisory ^fees for the Portfolio totaled $^9,886,138 and $8,559,466, respectively, of which $^198,317 and $128,575, respectively, was allocated from Cash Management Portfolio and $^9,687,821 and $8,430,891, respectively, was paid or accrued directly by the Fund. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal year ended October 31, 2006, BMR waived $23,078 of its advisory fee. For the fiscal year ended October 31, 2006, the Portfolio paid BMR an advisory ^fee of $6,866,794.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Tax-Managed Dividend Income Fund and Tax-Managed Equity Asset Allocation Fund, or the Portfolio, in the case of each Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Tax-Managed Dividend Income Fund and Tax-Managed Equity Asset Allocation Fund, or the Portfolio, in the case of each Portfolio, or by vote of a majority of the outstanding voting securities of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVD. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., ^Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall,

Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton ^Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Atlanta Capital. Atlanta Capital, a majority-owned affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, 2008, Atlanta Capital’s assets under management totalled approximately $^6.2 billion. Atlanta Capital was founded in 1969 as a registered investment adviser.

Information About Fox. Fox, a majority-owned affiliate of EVC, is a New Jersey-based registered investment adviser that manages equity, fixed-income and balanced portfolios. At December 31, 2008, Fox’s assets under management totalled approximately $^1.8 billion.

Information About Eagle. Eagle is a Texas limited liability company that has been an investment adviser registered with the SEC since it was founded in 1996. Eagle provides advisory services to institutional clients and high net worth individuals. As of December 31, 2008, Eagle’s assets under management totaled ^approximately $^1.7 billion.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio. The following tables show, as of the Funds’ and the Portfolios’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Dividend Income Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Judith A. Saryan^
Registered Investment	^		^
Companies(1)	7	$6,548.9	0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^0	$ 0	^0	$0
Aamer Khan
Registered Investment Companies	^5	$5,071.9	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^0	$ 0	^0	$0
Thomas H. Luster
Registered Investment Companies	^6	$4,916.9	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^5	$ 218.9	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Equity Asset Allocation Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Duncan W. Richardson^
Registered Investment
Companies(1)	^4	$3,549.3(2)	^0	$0
Other Pooled Investment
Vehicles**	^13	$7,954.7	^0	$0
Other Accounts	^0	$ 0	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
International Equity Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Edward R. Allen, III
Registered Investment Companies	^ 4	$ 330.9	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 22.8	^0	$0
Other Accounts	^1,017	^$1,452.3	^0	$0
Thomas N. Hunt, III
Registered Investment Companies	^ 4	$ 330.9	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 22.8	^0	$0
Other Accounts	^1,017	$1,452.3	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Mid-Cap Core Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William O. Bell IV
Registered Investment Companies	^ 2	$ 102.8	^0	$0
Other Pooled Investment Vehicles	^ 3	$ 74.9	^0	$0
Other Accounts	^3,415	$ 987.6	^0	$0
William R. Hackney, III
Registered Investment Companies	^ 6	^$1,056.1	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 17.4	^0	$0
Other Accounts	^ 782	^$1,699.4	^0	$0
Marilyn Robinson Irvin
Registered Investment Companies	^ 6	^$1,056.1	^0	$0
Other Pooled Investment Vehicles	^ 1	$ 17.4	^0	$0
Other Accounts	^ 784	^$1,695.3	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Multi-Cap Growth Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Arieh Coll
Registered Investment Companies	^4	$457.5	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^0	$ 0	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
^Small-Cap Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Nancy B. Tooke
Registered Investment Companies	^3	$281.2	^0	$0
Other Pooled Investment Vehicles	^1	$ 49.7	^0	$0
Other Accounts	^8	$ 30.9	^0	$0

Tax-Managed	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Small-Cap Value Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Gregory R. Greene
Registered Investment Companies	^4	$ 91.7	^0	$0
Other Pooled Investment Vehicles	^1	$ 0.6	^0	$0
Other Accounts	^78	$302.6	^0	$0
Robert J. Milmore
Registered Investment Companies	^2	$ 78.8	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^25	$ 4.2	^0	$0
J. Bradley Ohlmuller
Registered Investment Companies	^2	$ 78.8	^0	$0
Other Pooled Investment Vehicles	^0	$ 0	^0	$0
Other Accounts	^56	$ 24.5	^0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Tax-Managed Value Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Michael R. Mach^
Registered (1 Investment
Companies	^8	^$10,966.9 (2)	^0	$0
Other Pooled Investment Vehicles	^4	^$1,826.6	^0	$0
Other Accounts	^29	$ 417.1	^0	$0

^

*	In millions of dollars.

**	Mr. Richardson serves as portfolio manager for pooled investment vehicles that invest a substantial portion of their assets in Tax-Managed Growth Portfolio, a registered investment company for which Mr. Richardson serves as portfolio manager.

(1)	Numbers provided include an investment company structured as a fund of funds which invests in funds in the Eaton Vance fund complex advised by other portfolio managers.

(2)	Certain of the funds that Messrs. Mach and Richardson serve as portfolio managers may invest in underlying portfolios that they also serve as portfolio manager.

The following table shows the dollar value of Fund shares beneficially owned by the Fund’s or Portfolio’s portfolio manager as of the most recent fiscal year ended October 31, 2008 and in all Eaton Vance Funds as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a portfolio manager^.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Tax-Managed Dividend
^ Income Fund
^
Aamer Khan	None	$100,001 - $500,000
^
Thomas L. Luster	None	$500,001 - $1,000,000
Judith A. Saryan	^$50,001 - $100,000	^over $1,000,000
^
Tax-Managed Equity Asset
^ Allocation Fund
Duncan W. Richardson	^$1 - $10,000	^over $1,000,000
Tax-^Managed International
^ Equity Fund
Edward R. Allen, III	^$100,001 - $500,000	^$500,001 - $1,000,000
Thomas N. Hunt, III	^$50,001 - $100,000	^$50,001 - $100,000
^
Tax-Managed Mid-Cap Core Fund
William O. Bell, IV	None	^$100,001 - $500,000
William R. Hackney, III	None	^$500,001 - $1,000,000
Marilyn Robinson Irvin	None	^$100,001 - $500,000
Tax-Managed Multi-Cap
^ Growth Fund
Arieh Coll	None	^over $1,000,000
^
Tax-Managed Small-Cap Fund
Nancy B. Tooke	^$50,001 - $100,000	^$500,001 - $1,000,000
^
Tax-Managed Small-Cap
^ Value Fund
Gregory R. Greene	None	^$100,001 - $500,000
Robert J. Milmore	None	^$50,001 - $100,000
J. Bradley Ohlmuller	None	^$50,001 - $100,000
^
Tax-Managed Value Fund
Michael R. Mach	^$100,001 - $500,000	^over $1,000,000

It is possible that conflicts of interest may arise in connection with ^a portfolio ^manager’s management of a Portfolio’s or Tax-Managed Dividend Income Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Portfolio or Tax-Managed Dividend Income Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or Tax-Managed Dividend Income Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Atlanta Capital. Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/ or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Compensation Structure for Eagle. Both of the Eagle portfolio managers are founding partners of Eagle. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on ownership. Investment professionals that are not partners receive a salary and an annual performance bonus. Compensation of Eagle ^investment professionals is reviewed primarily on an annual basis. Profit participations and bonuses are typically ^paid and adjustments in base salary are typically put into effect, ^at or ^shortly after ^January 1st each year.

Method to Determine Compensation. Eagle compensates its ^investment professionals based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate ^investment professionals commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in the ^employees’ salaries.

Salaries and profit participations are also influenced by the operating performance of Eagle. While the salaries of Eagle’s ^investment professionals are comparatively fixed, profit participations may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Compensation Structure for Fox. Compensation of Fox portfolio managers and other investment professional has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Fox investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Fox employees. Compensation of Fox investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect near or shortly after the end of each calendar year.

Method used by Fox to Determine Compensation. Fox compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Fox is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Fox seeks to compensate portfolio managers commensurate with their responsibilities and performance and competitive with other firms within the investment management industry. Fox utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Fox’s overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Fox portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund, which pay no fee) is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

At October 31, 2008, Tax-Managed Dividend Income Fund had net assets $^1,232,457,526. For the years ended October 31, 2008 and 2007 and for the period May 1, 2006 to October 31, 2006, Eaton Vance earned administration fees of $^2,711,850, $2,614,771 and $790,226, respectively. For the fiscal ^year ended April 30, 2006, Eaton Vance earned an administration ^fee in the amount of $1,010,657.

The following table sets forth the net assets of each Fund (except Tax-Managed Dividend Income Fund, Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) at October 31, 2008 and the administration fees paid during the three fiscal years ended October 31, 2008.

		Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at 10/31/08	10/31/08	10/31/07	10/31/06
Tax-Managed Equity Asset Allocation	$^532,003,125	$1,144,608	$1,059,648	$ 795,801
Tax-Managed Mid-Cap Core(1)	24,785,139	51,198	52,488	43,463
Tax-Managed Multi-Cap Growth	85,139,613	159,857	110,943	91,024
Tax-Managed Small-Cap Value(2)	26,501,779	43,987	48,151	45,883
Tax-Managed Value	1,225,041,786	2,122,496	1,821,593	1,448,164

(1)	The Administrator was allocated $^20,429, $22,506 and $19,077, respectively, of Fund expenses for the fiscal years ended ^October 31, 2008, 2007 and 2006.
(2)	The Administrator was allocated $^94,587, $101,889 and $80,483, respectively, of Fund expenses for the fiscal years ended October 31, 2008, 2007 and 2006.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for ^a Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed	Tax-Managed
Dividend Income	Equity Asset Allocation	International Equity	^Mid-Cap ^Core	^Multi-^Cap Growth	^Small-^Cap	Small-Cap Value	Value

$62,516	$33,456	$14,541	$2,807	$7,319	$15,057	$2,967	$64,637

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109 until March 22, 2009 and Two International Place, Boston, MA 02110, thereafter, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities of Tax-Managed Dividend Income Fund, maintains the Fund’s general ledger and computes the daily net asset value of shares of the Fund. State Street has custody of all cash and securities representing each Fund’s interest in their respective Portfolios, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio is computed by State Street (as agent and custodian for the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio) by subtracting the liabilities of the ^Fund or each Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the ^Exchange ^is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Tax-Managed Dividend Income Fund’s and each Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued for the day of valuation at the last sale price from any exchange on which the option is listed. If no such sales are reported, such ^option will be valued at the mean of the closing bid and asked prices on the valuation day as reported by the Options Price Reporting Authority. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio and Tax-Managed Dividend Income Fund are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the ^Exchange. In adjusting the value of foreign equity securities, the Portfolio and Tax-Managed Dividend Income Fund may rely on an independent fair valuation service. Investments held by the Portfolio and Tax-Managed Dividend Income Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio and Tax-Managed Dividend Income Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Selection of Securities Used to Meet Growth Portfolio Redemptions. Investors in ^Tax-Managed Growth Portfolio (including ^Tax-Managed Equity Asset Allocation Fund) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by ^Tax-Managed Equity Asset Allocation Fund’s shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Fund shareholders. See “Redeeming Shares” in the prospectus. The Portfolio’s ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (the “initial holding period”), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period after the contribution by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis in the Portfolio of the contributing investor. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the initial holding period, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser’s discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the initial holding period) and, consequently, may adversely affect the performance of ^the Portfolio and ^Tax-Managed Equity Asset Allocation Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. Such redemptions are conducted in accordance with procedures adopted by the Trustees of the Portfolio. It is impossible to predict whether the net result of in kind redemptions by the Portfolio will be beneficial or detrimental to ^Tax-Managed Equity Asset Allocation Fund’s performance.

Redeeming Fund Shares in Kind. As described in "Meeting Redemptions by Distributing Portfolio Securities" under "Redeeming Shares" in the prospectus, each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing Portfolio and Tax-Managed Dividend Income Fund securities as selected by the investment adviser. All requests for redemptions in kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may, if requested by a redeeming shareholder, provide the redeeming shareholders with a list of the securities to be distributed not later than a specified time on such date (currently 3:00 p.m. Eastern Time). The securities included on the list will generally have a value that is expected to equal approximately 90% to 95% of the value of the shares being redeemed. The difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. The selection of the securities to be distributed is solely in the discretion of the investment adviser and shall be made in accordance with procedures adopted by the Trustees.

Redemption Fees. Class A shares and Class I shares of Tax-Managed International Equity Fund are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended October 31, 2008, the Fund received redemption fees equal to $20,656.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

CDSC Waiver. The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

^

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares of each Fund (the "Conversion Shares") held for eight years (the “holding period”) will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Conversion Shares which the shareholder elects to reinvest in Conversion Shares will be considered to be held in a separate sub-account. Upon the conversion of Conversion Shares not acquired through the reinvestment of distributions, a pro rata portion of the Conversion Shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Conversion Shares being converted bear to the total of Conversion Shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. ^Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B shares of Tax-Managed International Equity and Tax-Managed Value Funds) and 6.25% (in the case of Class B shares of the other Funds and the Class C shares of all Funds) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the oustanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of ^0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: February 10,

2003 for Tax-Managed Dividend Income Fund for Class A, Class B and Class C shares; June 19, 2000 for Tax-Managed Multi-Cap Opportunity for Class A, Class B and Class C shares; October 16, 2000 for Tax-Managed Small-Cap Growth for Class A, Class B and Class C shares; January 6, 1998 for Tax-Managed International Equity for Class A, Class B and Class C shares; August 16, 1999 for Tax-Managed Value for Class A, Class B and Class C shares; and December 10, 2001 for Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core and Tax-Managed Small-Cap Value for Class A, Class B and Class C shares of each Fund. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which, in most cases, includes a list of a Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website within 30 days (60 days in the case of Tax-Managed Small-Cap and Tax-Managed Small-Cap Value Funds) of calendar quarter-end.

  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the ^Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus^; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, ^Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage- backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ending October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund (except Tax-Managed Dividend Income Fund) invests its assets in one or more Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio(s) in which it invests and (ii) will be entitled to the gross income of such Portfolio(s) attributable to such share.

For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends allocated by the Portfolio to the Fund or by Tax-Managed Dividend Income Fund and received by a Fund shareholder to be qualified dividend income, the Portfolio or Tax-Managed Dividend Income Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio, Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the ^121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio and Tax-Managed Dividend Income Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio and Tax-Managed Dividend Income Fund, defer Portfolio and Tax-Managed Dividend Income Fund losses, cause adjustments in the holding periods of Portfolio and Tax-Managed Dividend Income Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a ^Portfolio or Tax-Managed Dividend Income Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”.

If a ^Portfolio or Tax-Managed Dividend Income Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund or Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund or Portfolio, and such amounts would be subject to the distribution requirements described above. In order to make this election, a ^Portfolio or Tax-Managed Dividend Income Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a ^Portfolio or Tax-Managed Dividend Income Fund were to make a mark-to-market election with respect to a PFIC, the ^Portfolio or Tax-Managed Dividend Income Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a^Portfolio or Tax-Managed Dividend Income Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A ^Portfolio or Tax-Managed Dividend Income Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

As a result of entering into swap contracts, a ^Portfolio or Tax-Managed Dividend Income Fund may make or receive periodic net payments. A Portfolio ^or Tax-Managed Dividend Income Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio ^or Tax-Managed Dividend Income Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio ^or Tax-Managed Dividend Income Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

If more than 50% of Tax-Managed International Equity Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. The Fund may qualify and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim the foreign tax credit with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Each Fund, other than Tax-Managed International Equity Fund, also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of each of these Funds will consist of securities issued by foreign corporations, ^the Funds will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by a Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by each Fund (except Tax-Managed International Equity Fund) which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 45 days during the ^91-day period surrounding the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

In general, gain or loss on a short sale is recognized when a ^Portfolio or Tax-Managed Dividend Income Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a ^Portfolio or Tax-Managed Dividend Income Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a ^Portfolio or Tax-Managed Dividend Income Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a ^Portfolio or Tax-Managed Dividend Income Fund for more than one year. In general, a Portfolio and Tax-Managed Dividend Income Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Fund designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder.

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Portfolio and Tax-Managed Dividend Income Fund (each referred to herein as "the investment adviser"). Each Portfolio and Tax-Managed Dividend Income Fund are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a ^Portfolio or Tax-Managed Dividend Income Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio, Tax-Managed Dividend Income Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes ^Portfolio or Tax-Managed Dividend Income Fund securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax-Managed Dividend Income

Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended October 31, 2008, as well as the amount of Portfolio and Tax-Managed Dividend Income Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Portfolio	10/31/08	10/31/07	10/31/06	10/31/08	10/31/08
International Equity	$^584,829	$365,469	$228,610	$^148,893,975	$ 256,378
Mid-Cap Core	^ 83,031	75,159	109,213	^ 48,068,408	64,694
Multi-Cap Growth	^1,427,907*	675,911	741,015	^ 702,949,469	1,028,051
Small-Cap	^ 422,001	363,730	423,611	^ 243,125,337	307,911
Small-Cap Value	^ 270,011	125,141	94,867	^ 62,559,964	121,719
Value	^2,245,331	348,282	504,784	1,702,669,970	1,407,832

*Higher brokerage commisions paid for the period are a result of the Fund’s higher portfolio turnover rate.

^

^

The following table shows brokerage commissions for Tax-Managed Dividend Income Fund paid for the fiscal years ended October 31, 2008 and 2007, for the six months ended October 31, 2006 and during the fiscal year ended April 30, 2006, as well as the amount of Tax-Managed Dividend Income Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

		Amount of Transactions	Commissions Paid on
Period	Brokerage	Directed to Firms	Transactions Directed to
Ended	Commission Paid	Providing Research	Firms Providing Research
^
October 31, 2008	$^5,330,701	$4,631,223,996	$^4,351,527
October 31, 2007	$4,932,287*
October 31, 2006	$1,100,139
April 30, 2006	$3,923,265^

*Higher brokerage commisions paid for the period are a result of the Fund’s higher portfolio turnover rate.

As of ^October 31, 2008, each Portfolio and Tax-Managed Dividend Income Fund held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^

Fund/Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Tax-Managed Dividend Income Fund	Citigroup, Inc.	$15,135,675
	JPMorgan Chase & Co.	29,507,360
	UBS	5,321,979
	Merrill Lynch & Co.	19,841,477
Tax-Managed Equity Asset Allocation Fund	Raymond James	1,327,530
	Goldman Sachs	1,221,750
	Morgan Stanley	3,197,010
	Bank of America	31,421,000
Tax-Managed International Equity Portfolio	—	—
Tax-Managed Mid-Cap Core Portfolio	Raymond James	1,327,530
Tax-Managed Multi-Cap Growth Portfolio	Goldman Sachs	1,221,750
	Morgan Stanley	3,197,010
Tax-Managed Small-Cap Portfolio	—	—
Tax-Managed Small-Cap Value Portfolio	—	—
Tax-Managed Value Portfolio	Bank of America	31,421,000

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended ^October 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Tax-Managed International Equity Portfolio
Eaton Vance Tax-Managed Mid-Cap Core Fund
Tax-Managed Mid-Cap Core Portfolio
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Tax-Managed Multi-Cap Growth Portfolio
Eaton Vance Tax-Managed Small-Cap Fund
(formerly Eaton Vance Tax-Managed Small-Cap Growth Fund)
Tax-Managed Small-Cap Portfolio
(formerly Tax-Managed Small-Cap Growth Portfolio)
Eaton Vance Tax-Managed Small-Cap Value Fund
Tax-Managed Small-Cap Value Portfolio
Eaton Vance Tax-Managed Value Fund
Tax-Managed Value Portfolio
(Accession No. 0001104659-^08-^078835)

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

				CDSC Paid to	Total Distribution	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers
Tax-Managed Dividend Income	$3,246,088	$2,769,808	$476,280	$129,000	$2,562,506	$1,446,077
Tax-Managed Equity Asset Allocation	1,538,649	1,307,288	231,361	25,000	907,095	634,236
Tax-Managed International Equity	480,726	421,577	59,149	62,000	349,735	177,016
Tax-Managed Mid-Cap Core	41,721	35,773	5,948	700	56,296	47,342
Tax-Managed Multi-Cap Growth	337,474	287,549	49,925	2,000	153,371	71,905
Tax-Managed Small-Cap ^	220,560	190,583	29,977	800	184,811	143,136
Tax-Managed Small-Cap Value	33,541	28,698	4,834	200	45,972	32,552
Tax-Managed Value	733,240	620,075	113,165	7,000	2,092,072	1,247,139

For the fiscal years ended October 31, 2007 and October 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	October 31, 2007	October 31, 2007	October 31, 2006	October 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Tax-Managed Dividend Income	$8,465,880	$1,225,156	$3,970,667*	$569,929*
Tax-Managed Equity Asset Allocation	2,188,021	335,393	1,581,545	241,192
Tax-Managed International Equity	541,399	72,672	266,952	38,107
Tax-Managed Mid-Cap Core	121,184	16,151	67,298	10,067
Tax-Managed Multi-Cap Growth	183,172	27,436	65,733	10,729
Tax-Managed Small-Cap ^	86,252	12,020	24,066	3,847
Tax-Managed Small-Cap Value	63,955	8,666	54,667	8,597
Tax-Managed Value	1,070,054	158,634	998,785	152,909
* For the period May 1, 2006 to October 31, 2006.

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
Tax-Managed Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-35.08%	2.25%	2.85%
Before Taxes and Including Maximum Sales Charge	-38.83%	1.05%	1.74%
After Taxes on Distributions and Excluding Maximum Sales Charge	-35.82%	1.40%	2.04%
After Taxes on Distributions and Including Maximum Sales Charge	-39.52%	0.21%	0.93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-21.63%	2.14%	2.64%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-24.14%	1.10%	1.68%
Class A commenced operations May 30, 2003.
Tax-Managed Equity Asset Allocation Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-37.07%	2.44%	1.72%
Before Taxes and Including Maximum Sales Charge	-40.69%	1.23%	0.82%
After Taxes on Distributions and Excluding Maximum Sales Charge	-37.64%	2.10%	1.47%
After Taxes on Distributions and Including Maximum Sales Charge	-41.22%	0.89%	0.57%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.73%	2.32%	1.65%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-25.16%	1.28%	0.87%
Class A commenced operations March 4, 2002.
Tax-Managed International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-49.06%	4.55%	-1.23%
Before Taxes and Including Maximum Sales Charge	-51.98%	3.31%	-1.81%
After Taxes on Distributions and Excluding Maximum Sales Charge	-49.05%	4.65%	-1.18%
After Taxes on Distributions and Including Maximum Sales Charge	-51.97%	3.42%	-1.76%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-31.46%	4.17%	-0.89%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-33.39%	3.10%	-1.37%

Tax-Managed Mid-Cap Core Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-31.02%	1.08%	1.80%
Before Taxes and Including Maximum Sales Charge	-34.98%	-0.10%	0.90%
After Taxes on Distributions and Excluding Maximum Sales Charge	-31.71%	0.71%	1.51%
After Taxes on Distributions and Including Maximum Sales Charge	-35.64%	-0.48%	0.62%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-18.63%	1.14%	1.70%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-21.30%	0.12%	0.93%
Class A commenced operations March 4, 2002.

Tax-Managed Multi-Cap Growth Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-43.97%	1.57%	0.56%
Before Taxes and Including Maximum Sales Charge	-47.20%	0.37%	-0.16%
After Taxes on Distributions and Excluding Maximum Sales Charge	-45.52%	0.88%	0.15%
After Taxes on Distributions and Including Maximum Sales Charge	-48.66%	-0.30%	-0.56%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-25.89%	1.79%	0.74%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-28.14%	0.76%	0.13%
Class A commenced operations June 30, 2000.

Tax-Managed Small-Cap Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-34.70%	1.82%	1.09%
Before Taxes and Including Maximum Sales Charge	-38.43%	0.62%	0.49%
After Taxes on Distributions and Excluding Maximum Sales Charge	-34.70%	1.82%	1.09%
After Taxes on Distributions and Including Maximum Sales Charge	-38.43%	0.62%	0.49%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.55%	1.56%	0.93%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-24.98%	0.53%	0.42%

Tax-Managed Small-Cap Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-21.61%	4.65%	5.55%
Before Taxes and Including Maximum Sales Charge	-26.12%	3.41%	4.62%
After Taxes on Distributions and Excluding Maximum Sales Charge	-22.73%	3.95%	5.03%
After Taxes on Distributions and Including Maximum Sales Charge	-27.17%	2.72%	4.10%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-11.99%	4.20%	4.90%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-15.04%	3.12%	4.08%
Class A commenced operations March 4, 2002.

Tax-Managed Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-33.19%	3.86%	4.74%
Before Taxes and Including Maximum Sales Charge	-37.04%	2.64%	4.04%
After Taxes on Distributions and Excluding Maximum Sales Charge	-33.28%	3.72%	4.66%
After Taxes on Distributions and Including Maximum Sales Charge	-37.13%	2.50%	3.96%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-21.37%	3.34%	4.14%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-23.88%	2.28%	3.52%
Class A commenced operations December 27, 1999.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Tax-Managed Dividend Income Fund	Charles Schwab & Co. Inc.	San Francisco, CA	11.9%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	6.2%
Tax-Managed Equity Asset Allocation FundMerrill Lynch, Pierce, Fenner & Smith Inc.		Jacksonville, FL	5.7%
Tax-Managed International Equity Fund	Charles Schwab & Co. Inc.	San Francisco, CA	16.1%
Tax-Managed Mid-Cap Core Fund	Charles Schwab & Co. Inc.	San Francisco, CA	5.2%
Tax-Managed Multi-Cap Growth Fund	Charles Schwab & Co. Inc.	San Francisco, CA	17.1%
Tax-Managed Small-Cap Fund	Charles Schwab & Co. Inc.	San Francisco, CA	11.0%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	6.1%
Tax-Managed Small-Cap Value Fund	Charles Schwab & Co. Inc.	San Francisco, CA	10.2%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	9.9%
	Prudential Investment Mgmt Service FBO
	Mutual Fund Clients	Newark, NJ	5.1%
Tax-Managed Value Fund	Charles Schwab & Co. Inc.	San Francisco, CA	8.6%
	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	5.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

^

		Distribution Fee	CDSC Paid to			Service Fees
	Sales	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Commission	Principal Underwriter	Underwriter	Charges	Fees	Investment Dealers
Tax-Managed Dividend Income	$380,223	$1,168,968	$204,000	$5,940,000(6.1%)	$389,655	$320,552
Tax-Managed Equity Asset Allocation	202,047	990,917	187,000	2,372,000(3.0%)	330,306	295,700
Tax-Managed International Equity	45,546	180,799	28,000	3,992,000(41.1%)	60,266	53,238
Tax-Managed Mid-Cap Core	9,208	38,215	8,000	57,600(1.7%)	12,738	12,050
Tax-Managed Multi-Cap Growth	51,930	137,589	10,000	600,000(5.9%)	45,863	37,284
Tax-Managed Small-Cap	42,395	206,419	20,300	6,709,300(54.3%)	68,806	64,879
Tax-Managed Small-Cap Value	1,657	39,273	7,000	63,000(1.8%)	13,091	11,414
Tax-Managed Value	104,400	1,542,934	117,000	0	519,624	480,515

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any peformance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
Tax-Managed Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-35.51%	1.50%	2.11%
Before Taxes and Including Maximum Sales Charge	-38.55%	1.18%	1.96%
After Taxes on Distributions and Excluding Maximum Sales Charge	-36.16%	0.78%	1.41%
After Taxes on Distributions and Including Maximum Sales Charge	-39.21%	0.44%	1.26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.06%	1.48%	1.98%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-24.03%	1.20%	1.86%
Class B commenced operations May 30, 2003.

Tax-Managed Equity Asset Allocation Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-37.56%	1.67%	0.99%
Before Taxes and Including Maximum Sales Charge	-40.51%	1.31%	0.99%
After Taxes on Distributions and Excluding Maximum Sales Charge	-38.07%	1.35%	0.75%
After Taxes on Distributions and Including Maximum Sales Charge	-41.02%	0.97%	0.75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-23.17%	1.65%	1.01%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-25.08%	1.34%	1.01%
Class B commenced operations March 4, 2002.
Tax-Managed International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-49.47%	3.76%	-1.99%
Before Taxes and Including Maximum Sales Charge	-51.98%	3.41%	-1.99%
After Taxes on Distributions and Excluding Maximum Sales Charge	-49.47%	3.87%	-1.92%
After Taxes on Distributions and Including Maximum Sales Charge	-51.98%	3.52%	-1.92%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-31.99%	3.38%	-1.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-33.62%	3.08%	-1.57%
Tax-Managed Mid-Cap Core Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-31.56%	0.33%	1.05%
Before Taxes and Including Maximum Sales Charge	-34.74%	-0.02%	1.05%
After Taxes on Distributions and Excluding Maximum Sales Charge	-32.28%	-0.05%	0.75%
After Taxes on Distributions and Including Maximum Sales Charge	-35.46%	-0.41%	0.75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-18.91%	0.51%	1.07%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-20.98%	0.21%	1.07%
Class B commenced operations March 4, 2002.
Tax-Managed Multi-Cap Growth Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-44.36%	0.81%	-0.27%
Before Taxes and Including Maximum Sales Charge	-46.76%	0.48%	-0.27%
After Taxes on Distributions and Excluding Maximum Sales Charge	-45.88%	0.14%	-0.67%
After Taxes on Distributions and Including Maximum Sales Charge	-48.28%	-0.21%	-0.67%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-26.06%	1.17%	0.05%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-27.62%	0.89%	0.05%
Class B commenced operations July 10, 2000.

Tax-Managed Small-Cap Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-35.12%	1.08%	0.33%
Before Taxes and Including Maximum Sales Charge	-38.36%	0.70%	0.33%
After Taxes on Distributions and Excluding Maximum Sales Charge	-35.12%	1.08%	0.33%
After Taxes on Distributions and Including Maximum Sales Charge	-38.36%	0.70%	0.33%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.83%	0.93%	0.28%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-24.93%	0.60%	0.28%
Tax-Managed Small-Cap Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-22.15%	3.88%	4.79%
Before Taxes and Including Maximum Sales Charge	-25.66%	3.55%	4.79%
After Taxes on Distributions and Excluding Maximum Sales Charge	-23.31%	3.16%	4.25%
After Taxes on Distributions and Including Maximum Sales Charge	-26.82%	2.82%	4.25%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-12.24%	3.55%	4.24%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-14.52%	3.26%	4.24%
Class B commenced operations March 4, 2002.
Tax-Managed Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-33.67%	3.09%	3.62%
Before Taxes and Including Maximum Sales Charge	-36.98%	2.73%	3.62%
After Taxes on Distributions and Excluding Maximum Sales Charge	-33.68%	3.05%	3.60%
After Taxes on Distributions and Including Maximum Sales Charge	-36.99%	2.69%	3.60%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-21.86%	2.65%	3.14%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-24.01%	2.34%	3.14%

Class B commenced operations January 18, 2000.

Control Persons and Principal Holders of Securities. At February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

^
:
Tax-Managed Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	14.2%
	Citigroup Global Markets, Inc.	New York, NY	9.6%
Tax-Managed Equity Asset Allocation Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	6.5%
Tax-Managed International Equity Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	6.4%
Tax-Managed Multi-Cap Growth Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	7.0%
Tax-Managed Small-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	7.9%
Tax-Managed Small-Cap Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	7.3%
Tax-Managed Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	15.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

		Distribution Fee	CDSC Paid to			Service Fees
	Sales	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Commission	Principal Underwriter	Underwriter	Charges	Fees	Investment Dealers
Tax-Managed Dividend Income	$4,495,225	$5,797,935	$60,000	$43,511,000(9.5%)	$1,932,646	$1,498,400
Tax-Managed Equity Asset Allocation	2,024,626	2,423,186	38,000	12,360,000(6.3%)	807,729	674,877
Tax-Managed International Equity	393,778	330,641	11,000	9,691,000(32.9%)	143,318	131,260
Tax-Managed Mid-Cap Core	50,131	63,842	1,000	480,400(9.1%)	21,281	16,709
Tax-Managed Multi-Cap Growth	203,890	228,788	7,000	1,561,000(8.4%)	76,263	67,963
Tax-Managed Small-Cap	261,681	250,694	8,100	11,076,800(48.1%)	83,564	87,357
Tax-Managed Small-Cap Value	46,663	53,365	1,000	460,000(8.6%	17,789	15,553
Tax-Managed Value	2,319,606	2,642,673	23,000	23,519,000(10.8%)	880,892	773,247

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
Tax-Managed Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-35.51%	1.50%	2.11%
Before Taxes and Including Maximum Sales Charge	-36.12%	1.50%	2.11%
After Taxes on Distributions and Excluding Maximum Sales Charge	-36.16%	0.78%	1.41%
After Taxes on Distributions and Including Maximum Sales Charge	-36.77%	0.78%	1.41%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.05%	1.48%	1.99%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-22.45%	1.48%	1.99%
Class C commenced operations May 30, 2003.

Tax-Managed Equity Asset Allocation Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-37.60%	1.67%	0.96%
Before Taxes and Including Maximum Sales Charge	-38.18%	1.67%	0.96%
After Taxes on Distributions and Excluding Maximum Sales Charge	-38.12%	1.33%	0.71%
After Taxes on Distributions and Including Maximum Sales Charge	-38.71%	1.33%	0.71%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-23.15%	1.65%	0.99%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-23.53%	1.65%	0.99%
Class C commenced operations March 4, 2002.

Tax-Managed International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-49.46%	3.79%	-1.98%
Before Taxes and Including Maximum Sales Charge	-49.96%	3.79%	-1.98%
After Taxes on Distributions and Excluding Maximum Sales Charge	-49.45%	3.90%	-1.91%
After Taxes on Distributions and Including Maximum Sales Charge	-49.95%	3.90%	-1.91%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-31.90%	3.44%	-1.54%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-32.23%	3.44%	-1.54%

Tax-Managed Mid-Cap Core Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-31.63%	0.31%	1.03%
Before Taxes and Including Maximum Sales Charge	-32.26%	0.31%	1.03%
After Taxes on Distributions and Excluding Maximum Sales Charge	-32.35%	-0.08%	0.73%
After Taxes on Distributions and Including Maximum Sales Charge	-32.98%	-0.08%	0.73%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-18.96%	0.49%	1.05%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-19.37%	0.49%	1.05%
Class C commenced operations March 4, 2002.

Tax-Managed Multi-Cap Growth Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-44.33%	0.82%	-0.24%
Before Taxes and Including Maximum Sales Charge	-44.81%	0.82%	-0.24%
After Taxes on Distributions and Excluding Maximum Sales Charge	-45.87%	0.13%	-0.65%
After Taxes on Distributions and Including Maximum Sales Charge	-46.35%	0.13%	-0.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-26.03%	1.17%	0.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-26.34%	1.17%	0.08%
Class C commenced operations July 10, 2000.

Tax-Managed Small-Cap Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	-35.17%	1.07%	0.31%
Before Taxes and Including Maximum Sales Charge	-35.82%	1.07%	0.31%
After Taxes on Distributions and Excluding Maximum Sales Charge	-35.17%	1.07%	0.31%
After Taxes on Distributions and Including Maximum Sales Charge	-35.82%	1.07%	0.31%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-22.86%	0.91%	0.26%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-23.28%	0.91%	0.26%

Tax-Managed Small-Cap Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	-22.19%	3.89%	4.80%
Before Taxes and Including Maximum Sales Charge	-22.89%	3.89%	4.80%
After Taxes on Distributions and Excluding Maximum Sales Charge	-23.35%	3.18%	4.26%
After Taxes on Distributions and Including Maximum Sales Charge	-24.05%	3.18%	4.26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-12.27%	3.56%	4.25%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-12.72%	3.56%	4.25%
Class C commenced operations March 4, 2002.
Tax-Managed Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	-33.72%	3.08%	3.93%
Before Taxes and Including Maximum Sales Charge	-34.38%	3.08%	3.93%
After Taxes on Distributions and Excluding Maximum Sales Charge	-33.73%	3.04%	3.91%
After Taxes on Distributions and Including Maximum Sales Charge	-34.40%	3.04%	3.91%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	-21.88%	2.64%	3.41%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	-22.31%	2.64%	3.41%
Class C commenced operations January 24, 2000.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Tax-Managed Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	24.5%
	Citigroup Global Markets, Inc.	New York, NY	9.2%
Tax-Managed Equity Asset Allocation Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	15.9%
	Citigroup Global Markets, Inc.	New York, NY	5.5%
Tax-Managed International Equity Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	12.0%
	Citigroup Global Markets, Inc.	New York, NY	7.5%
Tax-Managed Mid-Cap Core Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	8.4%
Tax-Managed Multi-Cap Growth Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	18.2%
Tax-Managed Small-Cap Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	13.1%
Tax-Managed Small-Cap Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	13.0%
Tax-Managed Value Fund	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	18.5%
	Citigroup Global Markets, Inc.	New York, NY	5.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX D

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to August 27, 2007, November 30, 2007 and ^September 1, 2008 for Tax-Managed Dividend Income Fund, Tax-Managed Value Fund and Tax-Managed International Equity Fund, respectively, reflects the total return of the Fund’s Class A shares, adjusted to reflect the fact that Class I does not impose a sales charge. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
]
Tax-Managed Dividend Income Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes	-34.84%	2.33%	2.93%
After Taxes on Distributions	-35.61%	1.48%	2.11%
After Taxes on Distributions and Redemption	-21.43%	2.21%	2.71%
The Fund commenced operations of Class I shares on August 27, 2007.

Tax-Managed International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	-49.06%	4.55%	-2.32%
After Taxes on Distributions	-49.05%	4.65%	-2.27%
After Taxes on Distributions and Redemption	-31.46%	4.17%	-1.80%
The Fund commenced operations of Class I shares on ^September 2, 2008.

Tax-Managed Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes	-33.02%	3.91%	4.77%
After Taxes on Distributions	-33.13%	3.77%	4.68%
After Taxes on Distributions and Redemption	-21.22%	3.38%	4.17%
The Fund commenced operations of Class I shares on November 30, 2007.

Control Persons and Principal Holders of Securities. At ^February 1, 2009, Judith A. Saryan, Vice President of the Trust, owned 23.9% and 2% of this Class of Tax-Managed International Equity Fund and Tax-Managed Dividend Income Fund, respectively. As of this date, the remaining Trustees and officers of the Trust, as a group, owned in the aggregate less than

1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Tax-Managed Dividend Income Fund	LPL Financial	San Diego, CA	7.6%
	SEI Private Trust Company, c/o State Street	Oaks, PA	6.3%
	SEI Private Trust Company, c/o State Street	Oaks, PA	5.1%
Tax-Managed International Equity Fund	Strafe & Co. FBO Kelta Hong Kong, LTD PCIAA	Westerville, OH	60.4%
	Judith A. Saryan and Victor Zarougian Ten Com Cambridge, MA		23.9%
	Strage & Co. FBO William Gross PCIAA	Westerville, OH	9.7%
	SEI Private Trust Company, c/o State Street	Oaks, PA	5.5%
Tax-Managed Value Fund	SEI Private Trust Company, c/o Suntrust Bank	Oaks, PA	47.8%
	Edward D. Jones & Co.	Maryland Hts, MO	23.9%
	SEI Private Trust Co.	Oaks, PA	17.9%

Beneficial owners of 25% or more of ^this Class of the Fund are presumed to be in control of the ^this Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX E

EQUITY RANKINGS

Value Line’s Financial Strength Ranking

A company’s Financial Strength is the estimated financial strength of a company relative to all others followed in the Value Line Composite Index. It is derived by Value Line’s Analysts after taking into consideration five main factors in varying weights; Earnings Coverage, Debt to Equity, Market Capitalization, Quick Ratio, and Fixed Charge Coverage. The Value Line analysis focuses on net income, cash flow, the amount of debt outstanding, and the outlook for profits. Other factors also enter into the equation.

Standard and Poor’s Quality Ranking System

Standard and Poor’s Quality Ranking System captures the growth and stability of a company’s earnings and dividends history in a single symbol. In assessing Quality Rankings, Standard and Poor’s recognized that earnings and dividend performance is the end result of the interplay of various factors such as products and industry position, corporate resources, and financial policy. Standard and Poor’s Quality Ranking System rankings are generated by a computerized ranking system based on per-share earnings and dividend records of the most recent 10 years. Basic scores are computed for earnings and dividends, and then adjusted as indicated by a set of predetermined modifiers for change in the rate of growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final ranking.

APPENDIX ^F

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX ^G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
The client, in the case of an individual or corporate client;
In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or
The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

APPENDIX ^H

EAGLE GLOBAL ADVISORS, L.L.C. PROXY VOTING POLICIES

I.Introduction

Eagle Global Advisors, L.L.C. (the “Adviser”) has each adopted and implemented policies that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies reflect the Securities and Exchange Commission (“SEC”) requirements governing Adviser and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of the Adviser’s clients) may seek insight from the Adviser’s analysts and portfolio managers on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines in conjunction with recommendations from Institutional Shareholder Services when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general^,

  The Adviser will support the election of directors that result in a Board made up of a majority of independent directors.
  The Adviser will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.

  The Adviser will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Adviser will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s), to determine when or if it may be appropriate to exceed these guidelines.

  The Adviser will typically vote against plans that have any of the following structural features:
  Ability to re-price underwater options without shareholder approval.
  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  Automatic share replenishment (“evergreen”) feature.
  The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  Using restricted stock grants instead of options.

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance. The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Adviser will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.

  The Adviser will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.
  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis on board approved proposals regarding changes to a company’s capitalization; however, the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Adviser recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest its clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Adviser Will Abstain or Take No Action From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to its clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser will take no action from voting. The Adviser will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below in Section V.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

• A copy of the Adviser’s proxy voting policies and procedures;
• Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);
• A record of each vote cast*;
• A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
• Each written client request for proxy voting records and the Adviser’s written response to any client request
(whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

Identification and Resolution of Conflicts with Clients

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps:

  Quarterly, the Proxy Administrator will compile a list of significant clients or prospective clients of the Adviser (the “Conflicted Companies”). A Conflicted Company is a company/client that makes up more than 10% of the Advisors revenue or a company where the Advisors is also a finalist for new business that makes up more than 10% of the Advisors revenue.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer.

*A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of copies and an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system. The person responsible for voting proxies shall maintain a record detailing for each company- in the form of copies and an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

a. The name of the issuer of the portfolio security;
b. The exchange ticker symbol of the portfolio security;
c. Whether the registrant cast its vote for or against management.

The Eaton Vance Chief Legal Officer and Chief Equity Investment Officer will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund its board of directors, or any committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

APPENDIX ^I

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC PROXY VOTING POLICIES

I. Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. Institutional Shareholder Services

In order to facilitate this proxy voting process, ACM has retained Institutional Shareholder Services (“ISS”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. ISS is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, ISS delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

IV. Proxy Edge (Automatic Date Processing)

In addition ACM has retained ProxyEdge (“ADP”) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. ProxyEdge delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

V. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  ACM will support the election of directors that result in a Board made up of a majority of independent directors.
  ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
  ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre- emptive rights.

B. Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.

• ACM will typically vote against plans that have any of the following structural features:
•Ability to re-price underwater options without shareholder approval.
•The unrestricted ability to issue options with an exercise price below the stock’s current market price.
•Automatic share replenishment (“evergreen”) feature.
• ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
• Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
• Using restricted stock grants instead of options.
• Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
•ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above

2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
  ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  ACM will vote against proposals for a separate class of stock with disparate voting rights.
  ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F. Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G. Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI. Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

     • A copy of ACM’s proxy voting policies and procedures;

  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of ACM for two years after they are created.

VII. Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

  Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.
  The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:

                            •The client, in the case of an individual or corporate client;

                            •The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or

                            •The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

APPENDIX ^J

FOX ASSET MANAGEMENT PROXY VOTING POLICY

Introduction

Fox Asset Management (“Fox”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

(1) applies a proxy voting policy consistently;

(2)documents the reasons for voting; and

(3)maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge’s ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox’s proxy votes through an automated electronic interface.

Voting Policy

Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company’s board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox’s purchase of the stock does not transfer to automatic voting procedures whereby Fox “rubber stamps” its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox’s clients who are supportive of timely--and sometimes controversial--social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company’s chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that – guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors

Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

Taft-Hartley Voting Policy

The Taft-Hartley Voting Policy is based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary dutires of loyalty and prudence. The duty of loyalty required that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Voting Policy was carefully crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.
The Taft-Hartley guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses - major voting items that can have a significant effect on long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

•Corporate policies that affect job security and wage levels;

•Corporate policies that affect local economic development and stability;

•Corporate responsibility to employees and communities; and

•Workplace safety and health issues.

Therefore, to summarize, all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which we are voting. In other words, proxy-voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Specific Policies-Management Proposals

1.When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

a. Uncontested election of directors

i) Fox will assess the attendance record of board members, and potentially withhold support based on a poor attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings.

ii) In re-electing incumbent directors, the long-term performance of the company relative to its peers—Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

iii) Existence of any prior SEC violations and/or other criminal offenses—Fox will not vote in favor of a director nominee who, to Fox’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

b. Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.

c. Directors’ liability and indemnification. Liability and indemnification proposals will be supported if the provisions conform with state law.

d. General updating or passing corrective amendments to charter. e. Elimination of preemptive rights. f. Approval of a stock split. g. Separate the positions of Chairman and Chief Executive Officer.

2. When voting items, which have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

a. Capitalization changes which eliminate other classes of stock and differential voting rights.

b. Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 100% of the existing authorization.

c. Stock purchase plans that conform with Section 423 of the Internal Revenue Code. However, plans with voting power dilution of greater than 10% will not be supported.

d. Other stock-based plans which are appropriately structured.

 e. Reductions in supermajority vote requirements.

f. Adoption of anti-greenmail provisions.

g. Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

h. Mutual Funds: Approve or amend investment advisory agreement if the fee is comparable to similar funds.

i. Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3.When voting items which have a potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

a. Elimination of cumulative voting.

b. Capitalization changes which add classes of stock which are “blank check” in nature or that dilute the voting interests of existing shareholders.

c. Increases in capitalization authorization greater than 100% where management does not offer an appropriate rationale for the increase or that appear to be contrary to the best interests of existing shareholders.

d. Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.

e. Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions

f. Classified boards of directors.

g. Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.

h. Excessive compensation or non-salary compensation-related proposals.

i. Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

j. Approve or amend director age restrictions.

k. Adjournment of meeting in order to solicit additional votes.

l. “Other business as properly comes before the meeting” proposals which give a “blank check” to those acting as proxy.

Specific Policies-Shareholder Proposals

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine economic impact and the impact on the interests of shareholders.

1. When voting shareholder proposals, Fox in general supports the following items:

i) Adoption of CERES Principles.

ii) Anti-greenmail provisions.

iii) Auditors should attend the annual meeting of shareholders.

iv) Bylaw or charter amendments to be made only with shareholder approval.

v) Confidential voting.

vi) Election of the board on an annual basis (declassify the board).

vii) Elimination of outside directors’ retirement benefits.

viii) Establishing independent audit, nominating, or compensation committees.

ix) Expanded reporting of financial or compensation information, within reason.

x) Opting-out of state business combination provisions.

xi) Reduction or elimination of supermajority vote requirements.

xii) Requiring a majority of independent directors on the board.

xiii) Submit shareholder rights plan (poison pill) to vote, or redeem the plan.

xiv) Undo various anti-takeover related provisions.

b)Specific Considerations for Labor Organizations or Mandates

i) Corporate conduct and human rights. Principles relating to company investment in countries with patterms of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).

ii) Equality principles on sexual orientation.

iii) Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish fair lending goals.

iv) Proposals regarding equal employment opportunities and discrimination.

v) Reports on foreign military sales and economic conversion facilities.

c)Specific Considerations for Religious Organizations or Mandates

i) Human resources issues.

ii) Maquiladora Standards and International Operations Policies.

iii) McBride Principles.

iv) Military Business.

v) Proposals regarding equal employment opportunities and discrimination.

vi) Requests that companies end their production of legal, but socially questionable, products.

d)Specific Considerations for Socially Conscious Organizations or Mandates

i) Energy and the environment.

ii) Equal credit opportunity.

iii) Equality principles on sexual orientation.

iv) Human resources issues.

v) Maquiladora Standards and International Operations Policies.

vi) Military business.

vii) Northern Ireland and other human rights related issues.

viii) Proposals regarding equal employment opportunities and discrimination.

ix) Requests that companies end their production of legal, but socially or morally questionable, products.

2. When voting shareholder proposals, Fox in general opposes the following items:

i) Adoption of labor standards for foreign and domestic suppliers.

ii) Establishing a mandatory retirement age for directors.

iii) Limiting tenure of directors.

iv) Proposals which require inappropriate endorsements or corporate actions.

v) Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the perspective of ERISA shareholders.

vi) Requiring directors to own stock before being eligible to be elected.

vii) Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive .

b)Specific Considerations for Labor Organizations or Mandates

i) Spin-off of defense business and tobacco-related business.

c)Specific Considerations for Religious Organinizations or Mandates

i) Equality principles on sexual orientation.

d)Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

3. When voting shareholder proposals, Fox in general abstains on the following items:

i) Energy and the environment.

ii) Equality principles on sexual orientation.

iii) Human resources issues.

iv) Maquiladora Standards and International Operations Policies.

v) Military business.

vi) Northern Ireland.

vii) Proposals regarding equal employment opportunities and discrimination.

viii) Requests that companies end their production of legal, but socially questionable, products.

b)Specific Considerations for Labor Organizations or Mandates

i) No specific provisions.

c)Specific Considerations for Religious Organinizations or Mandates

i) No specific provisions.

d)Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

Corporate Governance

Corporate governance issues may include, but are not limited to, the following:

A.	Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

B.	Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/ or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

Identification and Resolution of Conflicts with Clients

As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1) Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox. An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.

2)The CCO will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the
Proxy Administrator.

3) The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted
Company is also a Proxy Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief
Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1) If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member) of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies
(the “Policies), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2) If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member)
in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s)
involved, Fox will seek instruction on how the proxy should be voted from:

a) The client, in the case of an individual or corporate client;

b) In the case of a Fund its board of directors, or any committee identified by the board; or

c) The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its clients proxies would have a material adverse economic impact on Fox’ clients’ securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of Fox’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and Fox’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(4)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205)
and incorporated herein by reference.

(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest without Par Value as amended effective September 1, 2008 filed as Exhibit (a)(5) to
Post-Effective Amendment No.136 filed August 28, 2008 (Accession No. 0000940394-08-
001205) and incorporated herein by reference.

(b) (1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(6)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated August 11, 2008 filed as
Exhibit (b)(6) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
No. 0000940394-08-001205) and incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

(6)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(7) (a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

	(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27,
2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007
(Accession No. 0000940394-07-000176) and incorporated herein by reference.

	(14)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging
Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and
incorporated herein by reference.

	(15)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(16)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global
Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(17)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic
Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No.
132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and
Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession
No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(6)	Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h) (1) (a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

(b)	Amended Schedule A dated March 1, 2008 to the Amended Administrative Services
Agreement dated July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(2) (a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August
16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.

(3)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(4)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(5) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007
(Accession No. 0000940394-07-002010) and incorporated herein by reference.

(b)	Amended Schedule A effective March 1, 2009 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007 filed herewith.

(i) (1)	Opinion of Internal Counsel dated August 28, 2008 filed as Exhibit (i) to Post-Effective
Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205) and
incorporated herein by reference.

(2)	Consent of Internal Counsel dated February 25, 2009 filed herewith.

(j) (1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Dividend Income
Fund, Eaton Vance International Equity Fund, Eaton Vance Large-Cap Core Research Fund,
Eaton Vance Structured Emerging Markets Fund, Eaton Vance Diversified Income Fund,
Eaton Vance Government Obligations Fund, Eaton Vance High Income Opportunities Fund,
Eaton Vance Low Duration Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-
Rate & High Income Fund, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance
Emerging Markets Local Income Fund, Eaton Vance Global Macro Fund, Eaton Vance
International Income Fund, Eaton Vance Tax-Managed Dividend Income Fund, Eaton Vance
Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed International Equity
Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund, Eaton Vance Tax-Managed Multi-Cap
Growth Fund, Eaton Vance Tax-Managed Small-Cap Fund, Eaton Vance Tax-Managed Small-
Cap Value Fund, Eaton Vance Tax-Managed Value Fund, Eaton Vance Cash Management
Fund, Eaton Vance Money Market Fund and Eaton Vance Strategic Income Fund filed herewith.

(m) (1) (a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(2) (a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by reference.

(b)	Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective
Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(3)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as
Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(4) (a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(5)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(6) (a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

(7)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

(8)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(9) (a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(2)	Schedule A effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust (File
Nos. 33-71320, 811-8134) (Accession No. 0000940394-08-001433) filed November 20, 2008 and incorporated herein by reference.

(3)	Schedule B effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust (File
Nos. 33-71320, 811-8134) (Accession No. 0000940394-08-001433) filed November 20, 2008 and incorporated herein by reference.

(4)	Schedule C effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 91 of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) (Accession No. 0000940394-09-000005) filed January 2,
2009 and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(2)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 of Eaton
Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

(3)	Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and
incorporated herein by reference.

(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q) (1) (a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(2)	Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

(3)	Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(4)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(5)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(6)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(7)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as
Exhibit (q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government
Obligations Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, International Equity Portfolio, International Income
Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-
Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(23) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.

(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-
Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed
Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No.
125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-
Managed International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-
Managed Small-Cap Value Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio
dated April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April
30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-
000956) and incorporated herein by reference.

(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as
Exhibit (q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as
Exhibit (q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.

(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating
Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-
Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

(33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 and filed as
Exhibit (q)(33) to Post-Effective Amendment No. 137 filed December 18, 2008 (Accession
No. 0000940394-08-001573) and incorporated herein by reference.

(34)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio,
Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High
Income Opportunities Portfolio, International Equity Portfolio, International Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap
Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio
dated November 17, 2008 filed as Exhibit (q)(34) to Post-Effective Amendment No. 137 filed
December 18, 2008 (Accession No. 0000940394-08-001573) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379) and Eagle Global Advisors, L.L.C. (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27.	Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Municipals Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust II	Eaton Vance Variable Trust
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Stephen Barrett	Senior Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None

Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

Item 28.      Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29.      Management Services

Not applicable

Item 30.      Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 25, 2009.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ THOMAS E. FAUST Jr. Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

Barbara E. Campbell*	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma ( As attorney-in-fact)

SIGNATURES

     Boston Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 25, 2009.

BOSTON INCOME PORTFOLIO By: /s/ MICHAEL W. WEILHEIMER Michael W. Weilheimer, President

        This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in the capacities indicated on February 25, 2009.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Cash Management Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

CASH MANAGEMENT PORTFOLIO By: /s/ DUKE E. LAFLAMME Duke E. Laflamme, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duke E. Laflamme	President (Chief Executive Officer)
Duke E. Laflamme

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Dividend Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

DIVIDEND INCOME PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Emerging Markets Local Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

EMERGING MARKETS LOCAL INCOME PORTFOLIO By: /s/ MARK S. VENEZIA Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Floating Rate Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

FLOATING RATE PORTFOLIO By: /s/ SCOTT H. PAGE Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Scott H. Page	President (Chief Executive Officer)
Scott H. Page

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Global Macro Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

GLOBAL MACRO PORTFOLIO By: /s/ MARK S. VENEZIA Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Government Obligations Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

GOVERNMENT OBLIGATIONS PORTFOLIO By: /s/ MARK S. VENEZIA Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     High Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

HIGH INCOME OPPORTUNITIES PORTFOLIO By: /s/ MICHAEL W. WEILHEIMER Michael W. Weilheimer, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Michael W. Weilheimer	President (Chief Executive Officer)
Michael W. Weilheimer

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

INTERNATIONAL EQUITY PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 02-27962) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     International Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

INTERNATIONAL INCOME PORTFOLIO By: /s/ MARK S. VENEZIA Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Investment Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

INVESTMENT PORTFOLIO By: /s/ MARK S. VENEZIA Mark S. Venezia, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Mark S. Venezia	President (Chief Executive Officer)
Mark S. Venezia

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Senior Debt Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on February 25, 2009.

SENIOR DEBT PORTFOLIO By: /s/ SCOTT H. PAGE Scott H. Page, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Scott H. Page	President and Principal Executive Officer
Scott H. Page

Barbara E. Campbell*	Treasurer and Principal Financial and Accounting Officer
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed International Equity Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Sout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Mid-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED MID-CAP CORE PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

AllenR. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Multi-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED MULTI-CAP GROWTH PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED SMALL-CAP PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer) and Trustee
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

AllenR. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2009.

TAX-MANAGED VALUE PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on February 25, 2009.

Signature	Title

/s/ Duncan W.Richardson	President (Chief Executive Officer)
Duncan W. Richardson

Barbara E. Campbell*	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

ThomasE.FaustJr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
         Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(h) (5) (b)	Amended Schedule A effective March 1, 2009 to the Expense Waivers/Reimbursements
Agreement dated October 16, 2007

(i) (2)	Consent of Internal Counsel dated February 25, 2009

(j) (1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Dividend Income
Fund, Eaton Vance International Equity Fund, Eaton Vance Large-Cap Core Research Fund,
Eaton Vance Structured Emerging Markets Fund, Eaton Vance Diversified Income Fund,
Eaton Vance Government Obligations Fund, Eaton Vance High Income Opportunities Fund,
Eaton Vance Low Duration Fund, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-
Rate & High Income Fund, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance
Emerging Markets Local Income Fund, Eaton Vance Global Macro Fund, Eaton Vance
International Income Fund, Eaton Vance Tax-Managed Dividend Income Fund, Eaton Vance
Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed International Equity
Fund, Eaton Vance Tax-Managed Mid-Cap Core Fund, Eaton Vance Tax-Managed Multi-Cap
Growth Fund, Eaton Vance Tax-Managed Small-Cap Fund, Eaton Vance Tax-Managed Small-
Cap Value Fund, Eaton Vance Tax-Managed Value Fund, Eaton Vance Cash Management
Fund, Eaton Vance Money Market Fund and Eaton Vance Strategic Income Fund